UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2019

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

  iShares Dow Jones U.S. ETF | IYY | NYSE Arca

  iShares Transportation Average ETF | IYT | Cboe BZX

  iShares U.S. Energy ETF | IYE | NYSE Arca

  iShares U.S. Healthcare ETF | IYH | NYSE Arca

  iShares U.S. Technology ETF | IYW | NYSE Arca

  iShares U.S. Utilities ETF | IDU | NYSE Arca

Fund Summary as of October 31, 2018	iShares® Dow Jones U.S. ETF

Investment Objective

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.81%	6.61%	10.70%	13.18%	6.61%	66.26%	245.02%
Fund Market	2.82	6.63	10.69	13.15	6.63	66.17	244.06
Index	2.90	6.83	10.91	13.39	6.83	67.79	251.39

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,028.10	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	20.6%
Health Care	14.4
Financials	13.8
Consumer Discretionary	10.1
Industrials	9.7
Communication Services	9.5
Consumer Staples	6.8
Energy	5.5
Real Estate	3.6
Utilities	3.1
Materials	2.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	3.8%
Microsoft Corp.	3.1
Amazon. com Inc.	2.5
Berkshire Hathaway Inc., Class B	1.5
Johnson & Johnson	1.4
JPMorgan Chase & Co.	1.4
Facebook Inc., Class A	1.4
Exxon Mobil Corp.	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	iShares® Transportation Average ETF

Investment Objective

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.88)%	5.47%	9.14%	11.50%	5.47%	54.82%	196.91%
Fund Market	(1.89)	5.43	9.12	11.47	5.43	54.72	196.20
Index	(1.53)	5.92	9.38	11.89	5.92	56.54	207.59

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 981.20	$ 2.10		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Road & Rail	45.2%
Air Freight & Logistics	29.1
Airlines	19.0
Marine	6.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
FedEx Corp.	13.5%
Norfolk Southern Corp.	10.4
Union Pacific Corp.	9.1
JB Hunt Transport Services Inc.	7.0
United Parcel Service Inc., Class B	6.7
CSX Corp.	4.4
Expeditors International of Washington Inc.	4.4
Kirby Corp.	4.4
CH Robinson Worldwide Inc.	4.4
Kansas City Southern	4.4

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® U.S. Energy ETF

Investment Objective

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.41)%	2.25%	(3.13)%	4.07%	2.25%	(14.71)%	49.07%
Fund Market	(7.48)	2.22	(3.15)	4.06	2.22	(14.80)	48.94
Index	(7.23)	2.68	(2.75)	4.51	2.68	(12.99)	55.43

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 925.90	$ 2.04		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Oil, Gas & Consumable Fuels	87.4%
Energy Equipment & Services	11.9
Other (each representing less than 1%)	0.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	23.2%
Chevron Corp.	14.7
ConocoPhillips	5.6
Schlumberger Ltd.	4.9
EOG Resources Inc.	4.2
Occidental Petroleum Corp.	3.5
Marathon Petroleum Corp.	3.2
Phillips 66	3.0
Valero Energy Corp.	2.7
Kinder Morgan Inc./DE	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	iShares® U.S. Healthcare ETF

Investment Objective

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.83%	11.54%	12.69%	14.93%	11.54%	81.74%	302.09%
Fund Market	8.77	11.55	12.68	14.89	11.55	81.69	300.82
Index	9.07	12.00	13.17	15.41	12.00	85.65	319.20

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,088.30	$ 2.21		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Pharmaceuticals	31.3%
Health Care Providers & Services	22.0
Health Care Equipment & Supplies	22.0
Biotechnology	18.2
Life Sciences Tools & Services	6.4
Health Care Technology	0.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Johnson & Johnson	10.1%
Pfizer Inc.	6.8
UnitedHealth Group Inc.	6.8
Merck & Co. Inc.	5.3
Amgen Inc.	3.4
Medtronic PLC	3.3
Abbott Laboratories	3.3
AbbVie Inc.	3.2
Eli Lilly & Co.	2.8
Thermo Fisher Scientific Inc.	2.5

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® U.S. Technology ETF

Investment Objective

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.18%	10.86%	17.91%	17.32%	10.86%	127.92%	394.06%
Fund Market	6.15	10.84	17.89	17.30	10.84	127.75	392.99
Index	6.46	11.41	18.47	17.78	11.41	133.34	413.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,061.80	$ 2.18		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Software	30.5%
Technology Hardware, Storage & Peripherals	20.6
Interactive Media & Services	17.8
Semiconductors & Semiconductor Equipment	17.2
Communications Equipment	5.8
IT Services	5.3
Other (each representing less than 1%)	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	18.4%
Microsoft Corp.	15.0
Alphabet Inc., Class C	6.1
Alphabet Inc., Class A	6.0
Facebook Inc., Class A	4.4
Intel Corp.	4.0
Cisco Systems Inc.	3.9
Oracle Corp.	2.6
NVIDIA Corp.	2.4
Adobe Inc.	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2018	iShares® U.S. Utilities ETF

Investment Objective

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.61%	0.95%	10.34%	10.52%	0.95%	63.58%	172.02%
Fund Market	5.63	0.97	10.34	10.50	0.97	63.59	171.35
Index	5.85	1.38	10.83	10.99	1.38	67.24	183.79

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,056.10	$ 2.18		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Electric Utilities	57.9%
Multi-Utilities	30.5
Gas Utilities	5.2
Independent Power and Renewable Electricity Producers	3.7
Water Utilities	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
NextEra Energy Inc.	10.0%
Duke Energy Corp.	7.3
Dominion Energy Inc.	5.8
Southern Co. (The)	5.6
Exelon Corp.	5.2
American Electric Power Co. Inc.	4.5
Sempra Energy	3.7
Public Service Enterprise Group Inc.	3.3
Xcel Energy Inc.	3.1
PG&E Corp.	3.0

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Arconic Inc.	19,109	$388,486
Axon Enterprise Inc.(a)(b)	2,565	158,312
Boeing Co. (The)	23,441	8,318,273
BWX Technologies Inc.	4,445	259,855
Curtiss-Wright Corp.	1,887	206,551
Esterline Technologies Corp.(a)	1,151	135,081
General Dynamics Corp.	12,187	2,103,232
Harris Corp.	5,168	768,533
HEICO Corp.(b)	1,749	146,619
HEICO Corp., Class A	3,169	211,246
Hexcel Corp.	3,832	224,249
Huntington Ingalls Industries Inc.	1,902	415,549
L3 Technologies Inc.	3,468	657,082
Lockheed Martin Corp.	10,851	3,188,566
Moog Inc., Class A	1,418	101,458
Northrop Grumman Corp.	7,657	2,005,751
Raytheon Co.	12,481	2,184,674
Rockwell Collins Inc.	7,229	925,457
Spirit AeroSystems Holdings Inc., Class A	4,663	391,739
Teledyne Technologies Inc.(a)	1,600	354,048
Textron Inc.	10,926	585,961
TransDigm Group Inc.(a)	2,118	699,470
United Technologies Corp.	32,949	4,092,595

		28,522,787
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	6,035	537,296
Expeditors International of Washington Inc.	7,733	519,503
FedEx Corp.	10,648	2,346,180
United Parcel Service Inc., Class B	30,376	3,236,259
XPO Logistics Inc.(a)	5,579	498,651

		7,137,889
Airlines — 0.4%
Alaska Air Group Inc.	5,428	333,388
Allegiant Travel Co.	569	64,946
American Airlines Group Inc.	18,026	632,352
Delta Air Lines Inc.	27,679	1,514,872
JetBlue Airways Corp.(a)	13,432	224,717
Southwest Airlines Co.	22,683	1,113,735
Spirit Airlines Inc.(a)	3,049	158,243
United Continental Holdings Inc.(a)	9,990	854,245

		4,896,498
Auto Components — 0.3%
Adient PLC	3,760	114,379
Aptiv PLC	11,633	893,414
Autoliv Inc.	3,875	322,943
BorgWarner Inc.	9,187	362,060
Dana Inc.	6,487	101,003
Delphi Technologies PLC	3,886	83,316
Garrett Motion Inc.(a)	3,253	49,348
Gentex Corp.	12,028	253,189
Goodyear Tire & Rubber Co. (The)	10,522	221,593
Lear Corp.	2,858	379,828
Tenneco Inc., Class A	2,333	80,325
Veoneer Inc.(a)	3,875	130,123
Visteon Corp.(a)(b)	1,311	103,621

		3,095,142

Security	Shares	Value

Automobiles — 0.5%
Ford Motor Co.	172,206	$1,644,567
General Motors Co.	57,712	2,111,682
Harley-Davidson Inc.	7,477	285,771
Tesla Inc.(a)	5,904	1,991,537
Thor Industries Inc.	2,165	150,771

		6,184,328
Banks — 5.9%
Associated Banc-Corp.	7,398	171,486
BancorpSouth Bank	3,779	108,457
Bank of America Corp.	407,217	11,198,467
Bank of Hawaii Corp.	1,851	145,192
Bank OZK	5,179	141,697
BankUnited Inc.	4,693	155,338
BB&T Corp.	34,061	1,674,439
BOK Financial Corp.	1,402	120,193
Cathay General Bancorp.	3,282	123,633
Chemical Financial Corp.	3,109	145,688
CIT Group Inc.	5,035	238,558
Citigroup Inc.	110,424	7,228,355
Citizens Financial Group Inc.	20,933	781,848
Comerica Inc.	7,528	613,984
Commerce Bancshares Inc.	4,093	260,315
Cullen/Frost Bankers Inc.	2,811	275,253
East West Bancorp. Inc.	6,277	329,166
Fifth Third Bancorp.	29,308	791,023
First Citizens BancShares Inc./NC, Class A	408	174,065
First Financial Bankshares Inc.	3,035	179,035
First Hawaiian Inc.	3,974	98,476
First Horizon National Corp.	14,183	228,914
First Republic Bank/CA	7,050	641,479
FNB Corp.	13,810	163,372
Fulton Financial Corp.	7,655	122,557
Glacier Bancorp. Inc.	3,695	156,668
Hancock Whitney Corp.	3,810	159,868
Home BancShares Inc./AR	6,887	131,128
Huntington Bancshares Inc./OH	48,551	695,736
IBERIABANK Corp.	2,496	185,927
International Bancshares Corp.	2,280	88,236
Investors Bancorp. Inc.	11,184	125,037
JPMorgan Chase & Co.	147,336	16,062,571
KeyCorp	46,272	840,300
M&T Bank Corp.	6,324	1,046,053
MB Financial Inc.	3,665	162,689
PacWest Bancorp.	5,385	218,739
People’s United Financial Inc.	16,350	256,041
Pinnacle Financial Partners Inc.	3,222	168,511
PNC Financial Services Group Inc. (The)(c)	20,333	2,612,587
Popular Inc.	4,410	229,364
Prosperity Bancshares Inc.	2,918	189,758
Regions Financial Corp.	48,490	822,875
Signature Bank/New York NY	2,421	266,068
Sterling Bancorp./DE	9,748	175,269
SunTrust Banks Inc.	20,264	1,269,742
SVB Financial Group(a)	2,329	552,509
Synovus Financial Corp.	5,053	189,791
TCF Financial Corp.	7,331	153,071
Texas Capital Bancshares Inc.(a)	2,240	146,115
Trustmark Corp.	3,101	95,511
U.S. Bancorp.	67,094	3,507,003
UMB Financial Corp.	1,917	122,400

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Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Umpqua Holdings Corp.	9,871	$189,523
United Bankshares Inc./WV	4,552	150,990
Valley National Bancorp.	14,579	145,498
Webster Financial Corp.	4,115	242,127
Wells Fargo & Co.	190,018	10,114,658
Western Alliance Bancorp.(a)	4,317	208,252
Wintrust Financial Corp.	2,413	183,726
Zions Bancorp. N.A.	8,550	402,277

		68,377,608
Beverages — 1.6%
Brown-Forman Corp., Class B, NVS	7,413	343,518
Coca-Cola Co. (The)	167,710	8,029,955
Constellation Brands Inc., Class A	7,379	1,470,118
Keurig Dr Pepper Inc.	7,943	206,518
Molson Coors Brewing Co., Class B	8,196	524,544
Monster Beverage Corp.(a)	17,497	924,716
National Beverage Corp.(a)	533	49,276
PepsiCo Inc.	61,973	6,964,526

		18,513,171
Biotechnology — 2.6%
AbbVie Inc.	66,332	5,163,946
ACADIA Pharmaceuticals Inc.(a)	4,215	82,108
Agios Pharmaceuticals Inc.(a)(b)	2,213	139,552
Alexion Pharmaceuticals Inc.(a)	9,764	1,094,252
Alkermes PLC(a)	6,836	279,114
Alnylam Pharmaceuticals Inc.(a)	3,941	316,975
Amgen Inc.	28,357	5,466,946
Biogen Inc.(a)	8,824	2,684,879
BioMarin Pharmaceutical Inc.(a)	7,783	717,359
Bluebird Bio Inc.(a)	2,377	272,642
Celgene Corp.(a)	30,787	2,204,349
Clovis Oncology Inc.(a)(b)	2,370	27,563
Exact Sciences Corp.(a)	5,405	384,025
Exelixis Inc.(a)	12,790	177,397
FibroGen Inc.(a)	3,301	141,514
Gilead Sciences Inc.	56,801	3,872,692
Immunomedics Inc.(a)	7,143	160,932
Incyte Corp.(a)	7,670	497,169
Intercept Pharmaceuticals Inc.(a)	984	94,474
Intrexon Corp.(a)(b)	2,908	33,617
Ionis Pharmaceuticals Inc.(a)(b)	6,104	302,453
Ligand Pharmaceuticals Inc.(a)	914	150,636
Loxo Oncology Inc.(a)	1,233	188,230
Madrigal Pharmaceuticals Inc.(a)(b)	365	69,664
Myriad Genetics Inc.(a)	3,343	150,535
Neurocrine Biosciences Inc.(a)	4,003	428,921
OPKO Health Inc.(a)	15,978	54,006
Portola Pharmaceuticals Inc.(a)	3,040	59,858
Regeneron Pharmaceuticals Inc.(a)	3,408	1,156,130
Sage Therapeutics Inc.(a)	2,052	264,051
Sarepta Therapeutics Inc.(a)	2,747	367,439
Seattle Genetics Inc.(a)(b)	4,592	257,749
TESARO Inc.(a)(b)	1,956	56,489
Ultragenyx Pharmaceutical Inc.(a)	2,135	103,441
United Therapeutics Corp.(a)	1,961	217,396
Vertex Pharmaceuticals Inc.(a)	11,230	1,903,036

		29,541,539
Building Products — 0.3%
Allegion PLC	4,226	362,295

Security	Shares	Value

Building Products (continued)
AO Smith Corp.	6,408	$291,756
Armstrong World Industries Inc.(a)	2,214	136,714
Fortune Brands Home & Security Inc.	6,248	280,098
Johnson Controls International PLC	40,681	1,300,572
Lennox International Inc.	1,595	336,369
Masco Corp.	13,524	405,720
Owens Corning	4,759	224,958
Resideo Technologies Inc.(a)	5,435	114,407
Trex Co. Inc.(a)	2,583	158,338
USG Corp.	3,736	157,734

		3,768,961
Capital Markets — 2.7%
Affiliated Managers Group Inc.	2,326	264,373
Ameriprise Financial Inc.	6,240	793,978
Bank of New York Mellon Corp. (The)	40,461	1,915,019
BGC Partners Inc., Class A	12,226	129,473
BlackRock Inc.(c)	5,379	2,213,028
Cboe Global Markets Inc.	4,918	554,996
Charles Schwab Corp. (The)	52,653	2,434,675
CME Group Inc.	14,908	2,731,742
E*TRADE Financial Corp.	11,421	564,426
Eaton Vance Corp., NVS	5,210	234,711
Evercore Inc., Class A	1,839	150,228
FactSet Research Systems Inc.	1,696	379,497
Federated Investors Inc., Class B	3,986	98,335
Franklin Resources Inc.	13,445	410,073
Goldman Sachs Group Inc. (The)	15,384	3,467,092
Interactive Brokers Group Inc., Class A	3,302	163,152
Intercontinental Exchange Inc.	25,221	1,943,026
Invesco Ltd.	18,057	392,017
Janus Henderson Group PLC	7,404	181,916
Lazard Ltd., Class A	5,662	225,008
Legg Mason Inc.	3,564	100,576
LPL Financial Holdings Inc.	3,931	242,150
MarketAxess Holdings Inc.	1,632	342,181
Moody’s Corp.	7,333	1,066,805
Morgan Stanley	58,068	2,651,385
Morningstar Inc.	806	100,589
MSCI Inc.	3,925	590,242
Nasdaq Inc.	5,010	434,417
Northern Trust Corp.	9,821	923,862
Raymond James Financial Inc.	5,718	438,513
S&P Global Inc.	11,066	2,017,553
SEI Investments Co.	5,732	306,375
State Street Corp.	16,688	1,147,300
Stifel Financial Corp.	3,164	144,658
T Rowe Price Group Inc.	10,667	1,034,592
TD Ameritrade Holding Corp.	11,920	616,502

		31,404,465
Chemicals — 2.0%
Air Products &Chemicals Inc.	9,644	1,488,551
Albemarle Corp.	4,770	473,279
Ashland Global Holdings Inc.	2,734	202,261
Axalta Coating Systems Ltd.(a)	9,418	232,436
Cabot Corp.	2,769	134,795
Celanese Corp.	5,903	572,237
CF Industries Holdings Inc.	10,220	490,867
Chemours Co. (The)	7,891	260,482
DowDuPont Inc.	101,285	5,461,287

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Eastman Chemical Co.	6,214	$486,867
Ecolab Inc.	11,183	1,712,676
FMC Corp.	5,984	467,231
GCP Applied Technologies Inc.(a)	3,231	83,909
HB Fuller Co.	2,231	99,190
Huntsman Corp.	9,227	201,887
Ingevity Corp.(a)	1,814	165,219
International Flavors & Fragrances Inc., New	4,440	642,290
Linde PLC	24,131	3,992,957
LyondellBasell Industries NV, Class A	14,041	1,253,440
Minerals Technologies Inc.	1,573	86,122
Mosaic Co. (The)	15,674	484,954
NewMarket Corp.	398	153,612
Olin Corp.	7,275	146,955
Platform Specialty Products Corp.(a)(b)	10,587	114,551
PolyOne Corp.	3,479	112,407
PPG Industries Inc.	10,645	1,118,683
RPM International Inc.	5,825	356,315
Scotts Miracle-Gro Co. (The)	1,789	119,398
Sensient Technologies Corp.	1,816	117,786
Sherwin-Williams Co. (The)	3,616	1,422,788
Trinseo SA	1,913	103,072
Valvoline Inc.	8,275	164,838
Westlake Chemical Corp.	1,635	116,576
WR Grace & Co.	2,960	191,778

		23,231,696
Commercial Services & Supplies — 0.5%
ADT Inc.	5,324	41,208
Brink’s Co. (The)	2,205	146,236
Cintas Corp.	3,760	683,831
Clean Harbors Inc.(a)	2,324	158,125
Copart Inc.(a)	8,970	438,723
Covanta Holding Corp.	5,120	75,213
Deluxe Corp.	2,086	98,480
Healthcare Services Group Inc.	3,275	132,932
Herman Miller Inc.	2,484	81,848
HNI Corp.	1,914	72,521
KAR Auction Services Inc.	5,935	337,939
MSA Safety Inc.	1,552	162,091
Republic Services Inc.	9,637	700,417
Rollins Inc.	4,242	251,126
Stericycle Inc.(a)	3,678	183,790
Tetra Tech Inc.	2,438	161,005
Waste Management Inc.	17,342	1,551,589

		5,277,074
Communications Equipment — 1.2%
Arista Networks Inc.(a)	2,271	523,125
ARRIS International PLC(a)	7,234	179,910
Ciena Corp.(a)	6,275	196,157
Cisco Systems Inc.	200,537	9,174,568
CommScope Holding Co. Inc.(a)	8,609	207,133
EchoStar Corp., Class A(a)	2,058	83,452
F5 Networks Inc.(a)	2,654	465,193
Finisar Corp.(a)(b)	4,903	81,831
InterDigital Inc.	1,535	108,908
Juniper Networks Inc.	15,147	443,353
Lumentum Holdings Inc.(a)(b)	2,702	147,664
Motorola Solutions Inc.	7,137	874,711
NetScout Systems Inc.(a)	3,188	80,529

Security	Shares	Value

Communications Equipment (continued)
Palo Alto Networks Inc.(a)	4,055	$742,227
Plantronics Inc.	1,521	89,693
Ubiquiti Networks Inc.(b)	880	81,919
ViaSat Inc.(a)(b)	2,553	162,779
Viavi Solutions Inc.(a)	9,810	113,109

		13,756,261
Construction & Engineering — 0.2%
AECOM(a)(b)	6,989	203,659
Dycom Industries Inc.(a)	1,420	96,390
EMCOR Group Inc.	2,595	184,193
Fluor Corp.	6,111	268,028
Jacobs Engineering Group Inc.	5,311	398,803
KBR Inc.	6,137	121,390
MasTec Inc.(a)	2,929	127,441
Quanta Services Inc.(a)	6,556	204,547
Valmont Industries Inc.	1,018	126,548

		1,730,999
Construction Materials — 0.1%
Eagle Materials Inc.	2,157	159,273
Martin Marietta Materials Inc.	2,786	477,186
Summit Materials Inc., Class A(a)	4,765	64,328
Vulcan Materials Co.	5,867	593,388

		1,294,175
Consumer Finance — 0.7%
Ally Financial Inc.	18,564	471,711
American Express Co.	30,932	3,177,644
Capital One Financial Corp.	21,042	1,879,051
Credit Acceptance Corp.(a)	530	224,943
Discover Financial Services	14,995	1,044,702
FirstCash Inc.	1,950	156,780
Green Dot Corp., Class A(a)	2,080	157,539
Navient Corp.	10,359	119,957
OneMain Holdings Inc.(a)	3,285	93,688
PRA Group Inc.(a)(b)	2,076	64,024
Santander Consumer USA Holdings Inc.	5,089	95,419
SLM Corp.(a)	18,841	191,048
Synchrony Financial	29,971	865,562

		8,542,068
Containers & Packaging — 0.4%
AptarGroup Inc.	2,775	282,939
Avery Dennison Corp.	3,809	345,552
Ball Corp.	15,126	677,645
Bemis Co. Inc.	4,010	183,538
Berry Global Group Inc.(a)	5,714	249,245
Crown Holdings Inc.(a)	5,854	247,566
Graphic Packaging Holding Co.	13,851	152,499
International Paper Co.	17,984	815,754
Owens-Illinois Inc.(a)	7,349	115,159
Packaging Corp. of America	4,189	384,592
Sealed Air Corp.	7,100	229,756
Silgan Holdings Inc.	3,239	77,833
Sonoco Products Co.	4,367	238,351
WestRock Co.	11,221	482,166

		4,482,595
Distributors — 0.1%
Genuine Parts Co.	6,440	630,605
LKQ Corp.(a)	13,927	379,789

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Pool Corp.	1,784	$260,018

		1,270,412
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	2,711	137,258
Bright Horizons Family Solutions Inc.(a)	2,628	301,984
frontdoor Inc.(a)	2,989	101,775
Graham Holdings Co., Class B	188	109,237
Grand Canyon Education Inc.(a)	2,162	269,601
H&R Block Inc.	8,940	237,268
Service Corp. International/U.S.	7,894	327,364
ServiceMaster Global Holdings Inc.(a)	5,978	256,337
Sotheby’s(a)(b)	1,631	68,502
Weight Watchers International Inc.(a)	1,700	112,370

		1,921,696
Diversified Financial Services — 1.6%
AXA Equitable Holdings Inc.(b)	5,922	120,157
Berkshire Hathaway Inc., Class B(a)	85,460	17,543,229
Jefferies Financial Group Inc.	12,755	273,850
Voya Financial Inc.	7,147	312,753

		18,249,989
Diversified Telecommunication Services — 1.8%
AT&T Inc.	318,354	9,767,101
CenturyLink Inc.	41,806	862,876
Verizon Communications Inc.	181,137	10,341,111
Zayo Group Holdings Inc.(a)	9,329	278,750

		21,249,838
Electric Utilities — 1.8%
ALLETE Inc.	2,326	172,124
Alliant Energy Corp.	10,173	437,235
American Electric Power Co. Inc.	21,681	1,590,518
Avangrid Inc.	2,446	114,986
Duke Energy Corp.	31,308	2,586,980
Edison International	14,330	994,359
El Paso Electric Co.	1,851	105,600
Entergy Corp.	7,999	671,516
Evergy Inc.	11,968	670,088
Eversource Energy	13,862	876,910
Exelon Corp.	42,466	1,860,435
FirstEnergy Corp.	21,377	796,935
Hawaiian Electric Industries Inc.	4,701	175,347
IDACORP Inc.	2,226	207,597
NextEra Energy Inc.	20,660	3,563,850
OGE Energy Corp.	8,911	322,133
PG&E Corp.	22,675	1,061,417
Pinnacle West Capital Corp.	4,866	400,228
PNM Resources Inc.	3,555	136,548
Portland General Electric Co.	3,935	177,390
PPL Corp.	30,611	930,574
Southern Co. (The)	44,563	2,006,672
Xcel Energy Inc.	22,391	1,097,383

		20,956,825
Electrical Equipment — 0.5%
Acuity Brands Inc.	1,757	220,749
AMETEK Inc.	10,217	685,356
Eaton Corp. PLC	19,061	1,366,102
Emerson Electric Co.	27,653	1,877,086
EnerSys	1,834	145,931
Generac Holdings Inc.(a)	2,762	140,116
GrafTech International Ltd.	2,684	47,990

Security	Shares	Value

Electrical Equipment (continued)
Hubbell Inc.	2,465	$250,691
nVent Electric PLC	7,331	179,023
Regal Beloit Corp.	1,847	132,430
Rockwell Automation Inc.	5,417	892,342
Sensata Technologies Holding PLC(a)	7,463	350,015

		6,287,831
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	13,210	1,182,295
Anixter International Inc.(a)	1,266	83,163
Arrow Electronics Inc.(a)	3,901	264,137
Avnet Inc.	5,005	200,550
Belden Inc.	1,849	99,938
CDW Corp./DE	6,629	596,676
Cognex Corp.	7,474	320,186
Coherent Inc.(a)	1,078	132,745
Corning Inc.	35,627	1,138,283
Dolby Laboratories Inc., Class A	2,868	197,347
FLIR Systems Inc.	6,118	283,325
IPG Photonics Corp.(a)	1,584	211,543
Itron Inc.(a)	1,441	75,134
Jabil Inc.	6,742	166,730
Keysight Technologies Inc.(a)	8,220	469,198
Littelfuse Inc.	1,086	196,740
National Instruments Corp.	4,984	244,066
SYNNEX Corp.	1,810	140,474
TE Connectivity Ltd.	15,326	1,155,887
Tech Data Corp.(a)	1,729	122,171
Trimble Inc.(a)	10,923	408,302
Vishay Intertechnology Inc.	6,046	110,642
Zebra Technologies Corp., Class A(a)	2,348	390,472

		8,190,004
Energy Equipment & Services — 0.6%
Apergy Corp.(a)	3,397	132,449
Baker Hughes a GE Co.	18,209	485,998
Core Laboratories NV	1,982	168,946
Dril-Quip Inc.(a)	1,700	72,352
Ensco PLC, Class A	19,401	138,523
Halliburton Co.	38,547	1,336,810
Helmerich & Payne Inc.	4,855	302,418
KLX Energy Services Holdings Inc.(a)(b)	912	26,348
Nabors Industries Ltd.	1,733	8,613
National Oilwell Varco Inc.	16,816	618,829
Oceaneering International Inc.(a)	4,241	80,325
Patterson-UTI Energy Inc.	9,861	164,087
Rowan Companies PLC, Class A(a)	5,544	88,205
Schlumberger Ltd.	60,633	3,111,079
TechnipFMC PLC	18,784	494,019
Transocean Ltd.(a)	18,553	204,268
Weatherford International PLC(a)(b)	44,239	59,723

		7,492,992
Entertainment — 1.9%
Activision Blizzard Inc.	33,373	2,304,406
Cinemark Holdings Inc.	4,614	191,804
Electronic Arts Inc.(a)	13,407	1,219,769
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	1,033	32,736
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,812	291,501
Lions Gate Entertainment Corp., Class A	2,376	45,524
Lions Gate Entertainment Corp., Class B, NVS	4,856	86,388

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Live Nation Entertainment Inc.(a)(b)	5,992	$313,382
Madison Square Garden Co. (The), Class A(a)	766	211,891
Netflix Inc.(a)	19,075	5,756,453
Pandora Media Inc.(a)(b)	12,217	103,845
Take-Two Interactive Software Inc.(a)	4,999	644,221
Twenty-First Century Fox Inc., Class A, NVS	46,341	2,109,442
Twenty-First Century Fox Inc., Class B	21,424	967,936
Viacom Inc., Class A	302	10,682
Viacom Inc., Class B, NVS	15,425	493,292
Walt Disney Co. (The)	65,162	7,482,552

		22,265,824
Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	3,545	98,693
Alexandria Real Estate Equities Inc.	4,665	570,203
American Campus Communities Inc.	5,924	234,057
American Homes 4 Rent, Class A	11,561	243,590
American Tower Corp.	19,304	3,007,756
Apartment Investment & Management Co., Class A	6,979	300,376
Apple Hospitality REIT Inc.	9,807	158,579
AvalonBay Communities Inc.	6,058	1,062,452
Boston Properties Inc.	6,792	820,202
Brandywine Realty Trust	8,143	114,491
Brixmor Property Group Inc.	13,325	215,865
Camden Property Trust	4,026	363,427
Columbia Property Trust Inc.	5,147	115,550
CoreCivic Inc.	5,227	117,398
CoreSite Realty Corp.	1,632	153,179
Corporate Office Properties Trust	4,334	111,991
Cousins Properties Inc.	18,143	150,768
Crown Castle International Corp.	18,244	1,983,853
CubeSmart(b)	8,087	234,361
CyrusOne Inc.	4,588	244,219
DiamondRock Hospitality Co.	8,563	89,483
Digital Realty Trust Inc.(b)	9,031	932,541
Douglas Emmett Inc.	7,076	256,080
Duke Realty Corp.	15,874	437,646
EastGroup Properties Inc.	1,521	145,697
EPR Properties	3,270	224,780
Equinix Inc.	3,494	1,323,318
Equity Commonwealth	5,539	164,951
Equity LifeStyle Properties Inc.	3,942	373,268
Equity Residential	16,198	1,052,222
Essex Property Trust Inc.	2,879	721,996
Extra Space Storage Inc.(b)	5,579	502,445
Federal Realty Investment Trust	3,199	396,836
First Industrial Realty Trust Inc.	5,629	172,810
Forest City Realty Trust Inc., Class A	11,654	293,215
Gaming and Leisure Properties Inc.	8,817	297,045
GEO Group Inc. (The)	5,338	118,023
HCP Inc.	20,555	566,290
Healthcare Realty Trust Inc.	5,480	152,673
Healthcare Trust of America Inc., Class A	9,134	239,859
Highwoods Properties Inc.	4,559	194,396
Hospitality Properties Trust	7,024	179,955
Host Hotels & Resorts Inc.	32,296	617,177
Hudson Pacific Properties Inc.	7,050	213,615
Invitation Homes Inc.(b)	13,050	285,534
Iron Mountain Inc.(b)	12,681	388,165
JBG SMITH Properties	4,763	178,517
Kilroy Realty Corp.	4,357	300,110

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	18,589	$299,097
Lamar Advertising Co., Class A	3,773	276,636
LaSalle Hotel Properties	4,961	163,763
Lexington Realty Trust	9,378	72,867
Liberty Property Trust	6,451	270,103
Life Storage Inc.	2,049	192,934
Macerich Co. (The)(b)	4,759	245,660
Mack-Cali Realty Corp.	4,014	81,484
Medical Properties Trust Inc.	16,377	243,362
Mid-America Apartment Communities Inc.	4,960	484,642
National Health Investors Inc.	1,787	131,273
National Retail Properties Inc.	6,899	322,528
Omega Healthcare Investors Inc.	8,956	298,683
Outfront Media Inc.	6,092	107,950
Paramount Group Inc.	8,876	126,838
Park Hotels & Resorts Inc.(b)	8,839	256,950
Pebblebrook Hotel Trust(b)	3,071	103,523
Physicians Realty Trust	7,774	128,893
Piedmont Office Realty Trust Inc., Class A	5,618	101,236
PotlatchDeltic Corp.	2,631	95,374
Prologis Inc.	27,685	1,784,852
Public Storage	6,590	1,354,047
Rayonier Inc.	5,818	175,704
Realty Income Corp.	12,804	771,697
Regency Centers Corp.	7,452	472,159
Retail Properties of America Inc., Class A	10,091	123,817
RLJ Lodging Trust	7,679	149,280
Ryman Hospitality Properties Inc.(b)	2,258	175,198
Sabra Health Care REIT Inc.	7,672	166,099
SBA Communications Corp.(a)	5,010	812,472
Senior Housing Properties Trust	10,697	171,901
Simon Property Group Inc.	13,529	2,482,842
SITE Centers Corp.	6,759	84,014
SL Green Realty Corp.	3,808	347,518
Spirit Realty Capital Inc.	18,205	142,363
STORE Capital Corp.	8,220	238,627
Sun Communities Inc.	3,788	380,580
Sunstone Hotel Investors Inc.	9,883	143,007
Tanger Factory Outlet Centers Inc.(b)	4,228	94,115
Taubman Centers Inc.	2,604	143,246
UDR Inc.	11,821	463,265
Uniti Group Inc.(a)	7,484	143,244
Urban Edge Properties	5,298	108,556
Ventas Inc.	15,732	913,085
VEREIT Inc.	42,488	311,437
VICI Properties Inc.	3,093	66,778
Vornado Realty Trust	7,658	521,357
Washington REIT	3,552	98,994
Weingarten Realty Investors	5,308	149,261
Welltower Inc.	16,363	1,081,103
Weyerhaeuser Co.	33,203	884,196
WP Carey Inc.	4,660	307,607
Xenia Hotels & Resorts Inc.	5,225	107,374

		40,493,248
Food & Staples Retailing — 1.5%
Casey’s General Stores Inc.	1,583	199,632
Costco Wholesale Corp.	19,213	4,392,668
Kroger Co. (The)	35,040	1,042,790
Performance Food Group Co.(a)	4,607	135,077
Sprouts Farmers Market Inc.(a)	5,447	146,470

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	21,032	$1,500,213
U.S. Foods Holding Corp.(a)	9,545	278,428
Walgreens Boots Alliance Inc.	36,935	2,946,305
Walmart Inc.	62,883	6,305,907

		16,947,490
Food Products — 1.2%
Archer-Daniels-Midland Co.	24,611	1,162,870
B&G Foods Inc.(b)	2,950	76,818
Bunge Ltd.	6,189	382,480
Campbell Soup Co.	8,494	317,760
Conagra Brands Inc.	20,493	729,551
Darling Ingredients Inc.(a)	7,495	154,847
Flowers Foods Inc.	7,866	151,892
General Mills Inc.	26,265	1,150,407
Hain Celestial Group Inc. (The)(a)	3,932	97,828
Hershey Co. (The)	6,188	663,044
Hormel Foods Corp.	12,028	524,902
Ingredion Inc.	3,121	315,783
JM Smucker Co. (The)	4,962	537,484
Kellogg Co.	11,193	732,918
Kraft Heinz Co. (The)	27,349	1,503,374
Lamb Weston Holdings Inc.	6,435	502,960
Lancaster Colony Corp.	892	152,871
McCormick & Co. Inc./MD, NVS	5,326	766,944
Mondelez International Inc., Class A	64,210	2,695,536
Pilgrim’s Pride Corp.(a)(b)	2,300	40,618
Post Holdings Inc.(a)	2,932	259,247
Seaboard Corp.	9	34,785
TreeHouse Foods Inc.(a)	2,441	111,212
Tyson Foods Inc., Class A	13,015	779,859

		13,845,990
Gas Utilities — 0.2%
Atmos Energy Corp.	4,862	452,555
National Fuel Gas Co.	3,737	202,882
New Jersey Resources Corp.	3,836	173,004
ONE Gas Inc.	2,337	184,413
South Jersey Industries Inc.	3,938	116,328
Southwest Gas Holdings Inc.	2,111	163,117
Spire Inc.	2,286	165,918
UGI Corp.	7,722	409,729

		1,867,946
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	76,862	5,298,866
ABIOMED Inc.(a)	1,974	673,529
Align Technology Inc.(a)	3,192	706,070
Avanos Medical Inc.(a)	2,151	121,747
Baxter International Inc.	21,749	1,359,530
Becton Dickinson and Co.	11,720	2,701,460
Boston Scientific Corp.(a)	60,817	2,197,926
Cantel Medical Corp.	1,596	126,323
Cooper Companies Inc. (The)	2,158	557,433
Danaher Corp.	26,969	2,680,719
DENTSPLY SIRONA Inc.	9,708	336,188
DexCom Inc.(a)	3,897	517,405
Edwards Lifesciences Corp.(a)	9,209	1,359,248
Globus Medical Inc., Class A(a)	3,223	170,336
Haemonetics Corp.(a)	2,224	232,341
Hill-Rom Holdings Inc.	2,866	240,973
Hologic Inc.(a)	12,061	470,258

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ICU Medical Inc.(a)	729	$185,698
IDEXX Laboratories Inc.(a)	3,817	809,662
Inogen Inc.(a)	770	145,969
Insulet Corp.(a)	2,595	228,905
Integra LifeSciences Holdings Corp.(a)	3,168	169,710
Intuitive Surgical Inc.(a)	4,981	2,595,998
LivaNova PLC(a)	2,137	239,323
Masimo Corp.(a)	2,089	241,488
Medtronic PLC	59,166	5,314,290
Neogen Corp.(a)	2,280	138,442
NuVasive Inc.(a)	2,249	126,326
Penumbra Inc.(a)	1,361	185,096
ResMed Inc.	6,266	663,695
STERIS PLC	3,697	404,119
Stryker Corp.	13,582	2,203,272
Teleflex Inc.	2,028	488,221
Varian Medical Systems Inc.(a)	4,043	482,613
West Pharmaceutical Services Inc.	3,217	340,745
Zimmer Biomet Holdings Inc.	8,902	1,011,178

		35,725,102
Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)(b)	3,992	165,668
Aetna Inc.	14,325	2,842,080
AmerisourceBergen Corp.	7,042	619,696
Anthem Inc.	11,387	3,137,916
Cardinal Health Inc.	13,583	687,300
Centene Corp.(a)	9,012	1,174,444
Chemed Corp.	720	219,118
Cigna Corp.	10,699	2,287,553
CVS Health Corp.	44,604	3,228,884
DaVita Inc.(a)	5,579	375,690
Encompass Health Corp.	4,337	291,880
Express Scripts Holding Co.(a)	24,719	2,397,001
HCA Healthcare Inc.	11,842	1,581,262
HealthEquity Inc.(a)	2,382	218,668
Henry Schein Inc.(a)(b)	6,734	558,922
Humana Inc.	6,022	1,929,509
Laboratory Corp. of America Holdings(a)	4,482	719,585
LifePoint Health Inc.(a)	1,740	112,856
Magellan Health Inc.(a)	1,115	72,542
McKesson Corp.	8,786	1,096,141
MEDNAX Inc.(a)	4,081	168,505
Molina Healthcare Inc.(a)	2,716	344,307
Patterson Companies Inc.	3,478	78,533
Quest Diagnostics Inc.	6,015	566,072
Tenet Healthcare Corp.(a)(b)	3,743	96,307
UnitedHealth Group Inc.	42,193	11,027,141
Universal Health Services Inc., Class B	3,786	460,226
WellCare Health Plans Inc.(a)	2,191	604,694

		37,062,500
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	7,406	88,206
athenahealth Inc.(a)	1,828	233,143
Cerner Corp.(a)	14,471	828,899
Medidata Solutions Inc.(a)(b)	2,658	186,857
Teladoc Health Inc.(a)	3,059	212,111
Veeva Systems Inc., Class A(a)	5,295	483,698

		2,032,914

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.0%
Aramark	10,695	$384,164
Bloomin’ Brands Inc.	3,953	78,862
Boyd Gaming Corp.	3,555	94,421
Brinker International Inc.	1,917	83,102
Caesars Entertainment Corp.(a)(b)	26,537	227,953
Carnival Corp.	17,737	993,981
Cheesecake Factory Inc. (The)	1,864	90,106
Chipotle Mexican Grill Inc.(a)	1,071	493,013
Choice Hotels International Inc.	1,527	112,082
Churchill Downs Inc.	524	130,796
Cracker Barrel Old Country Store Inc.(b)	1,054	167,249
Darden Restaurants Inc.	5,417	577,181
Domino’s Pizza Inc.	1,830	491,886
Dunkin’ Brands Group Inc.	3,623	262,885
Extended Stay America Inc.	8,404	136,817
Hilton Grand Vacations Inc.(a)	4,352	116,938
Hilton Worldwide Holdings Inc.	13,115	933,395
Hyatt Hotels Corp., Class A	1,970	136,324
Jack in the Box Inc.	1,143	90,217
Las Vegas Sands Corp.	16,298	831,687
Marriott International Inc./MD, Class A	12,673	1,481,347
Marriott Vacations Worldwide Corp.	1,818	160,875
McDonald’s Corp.	33,995	6,013,715
MGM Resorts International	22,691	605,396
Norwegian Cruise Line Holdings Ltd.(a)	8,863	390,592
Planet Fitness Inc., Class A(a)	3,878	190,371
Royal Caribbean Cruises Ltd.	7,516	787,151
Scientific Games Corp./DE, Class A(a)	2,413	53,713
Six Flags Entertainment Corp.	3,060	164,812
Starbucks Corp.	59,107	3,444,165
Texas Roadhouse Inc.	2,900	175,334
Vail Resorts Inc.	1,764	443,328
Wendy’s Co. (The)	8,257	142,351
Wyndham Destinations Inc.	4,346	155,934
Wyndham Hotels & Resorts Inc.	4,346	214,214
Wynn Resorts Ltd.	4,301	432,681
Yum! Brands Inc.	13,958	1,261,943

		22,550,981
Household Durables — 0.3%
DR Horton Inc.	14,940	537,242
Garmin Ltd.	5,314	351,574
Helen of Troy Ltd.(a)(b)	1,165	144,600
Leggett & Platt Inc.	5,763	209,255
Lennar Corp., Class A	12,831	551,476
Lennar Corp., Class B	724	25,897
Mohawk Industries Inc.(a)	2,757	343,881
Newell Brands Inc.	19,119	303,610
NVR Inc.(a)	151	338,093
PulteGroup Inc.	11,729	288,182
Tempur Sealy International Inc.(a)(b)	1,963	90,710
Toll Brothers Inc.	5,963	200,715
Tupperware Brands Corp.	2,273	79,782
Whirlpool Corp.	2,862	314,133

		3,779,150
Household Products — 1.3%
Church & Dwight Co. Inc.	10,758	638,703
Clorox Co. (The)	5,634	836,367
Colgate-Palmolive Co.	38,157	2,272,249
Energizer Holdings Inc.	2,732	160,560

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	15,289	$1,594,643
Procter & Gamble Co. (The)	109,200	9,683,856
Spectrum Brands Holdings Inc.	1,997	129,705

		15,316,083
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	29,369	428,200
NRG Energy Inc.	13,462	487,190
Vistra Energy Corp.(a)	17,792	402,633

		1,318,023
Industrial Conglomerates — 1.3%
3M Co.	25,701	4,889,872
Carlisle Companies Inc.	2,617	252,776
General Electric Co.	380,682	3,844,888
Honeywell International Inc.	32,532	4,711,284
Roper Technologies Inc.	4,535	1,282,952

		14,981,772
Insurance — 2.6%
Aflac Inc.	33,769	1,454,431
Alleghany Corp.	652	391,643
Allstate Corp. (The)	15,228	1,457,624
American Financial Group Inc./OH	3,114	311,493
American International Group Inc.	39,116	1,615,100
AmTrust Financial Services Inc.	4,564	65,448
Aon PLC	10,649	1,663,161
Arch Capital Group Ltd.(a)	17,640	500,447
Arthur J Gallagher & Co.	8,050	595,780
Aspen Insurance Holdings Ltd.	2,568	107,548
Assurant Inc.	2,363	229,707
Assured Guaranty Ltd.	4,798	191,824
Athene Holding Ltd., Class A(a)	5,535	253,060
Axis Capital Holdings Ltd.	3,668	204,638
Brighthouse Financial Inc.(a)(b)	5,310	210,435
Brown & Brown Inc.	10,201	287,464
Chubb Ltd.	20,283	2,533,550
Cincinnati Financial Corp.	6,581	517,530
CNA Financial Corp.	1,194	51,784
CNO Financial Group Inc.	7,362	139,142
Enstar Group Ltd.(a)	663	120,401
Erie Indemnity Co., Class A, NVS	888	115,165
Everest Re Group Ltd.	1,799	391,930
Fidelity National Financial Inc.	11,973	400,497
First American Financial Corp.	4,893	216,907
Hanover Insurance Group Inc. (The)	1,873	208,615
Hartford Financial Services Group Inc. (The)	15,636	710,187
Kemper Corp.	2,012	151,282
Lincoln National Corp.	9,530	573,611
Loews Corp.	12,230	569,429
Markel Corp.(a)	607	663,597
Marsh & McLennan Companies Inc.	22,210	1,882,297
Mercury General Corp.	1,192	70,698
MetLife Inc.	43,779	1,803,257
Old Republic International Corp.	12,505	275,735
Primerica Inc.	1,894	207,848
Principal Financial Group Inc.	11,647	548,224
ProAssurance Corp.	2,407	105,715
Progressive Corp. (The)	25,643	1,787,317
Prudential Financial Inc.	18,339	1,719,831
Reinsurance Group of America Inc.	2,822	401,768
RenaissanceRe Holdings Ltd.	1,745	213,169

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
RLI Corp.	1,693	$125,163
Torchmark Corp.	4,560	386,050
Travelers Companies Inc. (The)	11,773	1,473,155
Unum Group	9,619	348,785
White Mountains Insurance Group Ltd.(b)	134	118,814
Willis Towers Watson PLC	5,752	823,456
WR Berkley Corp.	4,252	322,727

		29,517,439
Interactive Media & Services — 4.1%
Alphabet Inc., Class A(a)	13,104	14,290,960
Alphabet Inc., Class C, NVS(a)	13,498	14,534,241
Cargurus Inc.(a)(b)	1,444	64,143
Cars.com Inc.(a)(b)	2,675	69,844
Facebook Inc., Class A(a)	105,724	16,047,846
IAC/InterActiveCorp.(a)	3,397	667,816
Snap Inc., Class A, NVS(a)(b)	30,072	198,776
TripAdvisor Inc.(a)	4,445	231,762
Twitter Inc.(a)	31,666	1,100,394
Yelp Inc.(a)	3,289	140,835
Zillow Group Inc., Class A(a)	2,242	90,510
Zillow Group Inc., Class C, NVS(a)	5,000	201,300

		47,638,427
Internet & Direct Marketing Retail — 3.1%
Amazon.com Inc.(a)	17,961	28,701,857
Booking Holdings Inc.(a)	2,080	3,899,126
eBay Inc.(a)	40,622	1,179,257
Etsy Inc.(a)	5,267	223,953
Expedia Group Inc.	5,229	655,873
Groupon Inc.(a)(b)	2,862	9,359
GrubHub Inc.(a)	4,001	371,053
Liberty Expedia Holdings Inc., Class A(a)	2,388	103,687
Qurate Retail Inc.(a)	19,882	436,211
Shutterfly Inc.(a)(b)	1,505	75,250
Stamps.com Inc.(a)	751	151,830
Wayfair Inc., Class A(a)	2,624	289,401

		36,096,857
IT Services — 4.8%
Accenture PLC, Class A	28,072	4,424,709
Akamai Technologies Inc.(a)	7,455	538,624
Alliance Data Systems Corp.	2,078	428,442
Amdocs Ltd.	6,297	398,411
Automatic Data Processing Inc.	19,183	2,763,887
Black Knight Inc.(a)	6,243	304,471
Booz Allen Hamilton Holding Corp.	6,165	305,414
Broadridge Financial Solutions Inc.	5,152	602,475
CACI International Inc., Class A(a)	1,105	197,198
Cognizant Technology Solutions Corp., Class A	25,524	1,761,922
Conduent Inc.(a)	8,125	155,187
CoreLogic Inc./U.S.(a)	3,489	141,723
DXC Technology Co.	12,366	900,616
EPAM Systems Inc.(a)	2,269	271,077
Euronet Worldwide Inc.(a)	2,195	244,040
Fidelity National Information Services Inc.	14,462	1,505,494
First Data Corp., Class A(a)	24,611	461,210
Fiserv Inc.(a)	17,810	1,412,333
FleetCor Technologies Inc.(a)	3,888	777,717
Gartner Inc.(a)(b)	3,976	586,539
Genpact Ltd.	6,099	167,174
Global Payments Inc.	6,993	798,810

Security	Shares	Value

IT Services (continued)
GoDaddy Inc., Class A(a)	7,280	$532,678
International Business Machines Corp.	39,979	4,614,776
Jack Henry & Associates Inc.	3,422	512,718
Leidos Holdings Inc.	6,619	428,779
LiveRamp Holdings Inc.(a)	3,430	156,682
Mastercard Inc., Class A	40,028	7,912,335
MAXIMUS Inc.	2,809	182,501
Okta Inc.(a)(b)	3,521	205,486
Paychex Inc.	14,027	918,628
PayPal Holdings Inc.(a)	51,854	4,365,588
Perspecta Inc.	6,262	153,356
Sabre Corp.	11,207	276,253
Science Applications International Corp.	1,887	131,165
Square Inc., Class A(a)	13,266	974,388
Teradata Corp.(a)	5,169	188,152
Total System Services Inc.	7,341	669,132
Twilio Inc., Class A(a)	3,380	254,244
VeriSign Inc.(a)	4,719	672,646
Visa Inc., Class A	77,886	10,736,585
Western Union Co. (The)	19,671	354,865
WEX Inc.(a)	1,895	333,444
Worldpay Inc., Class A(a)	13,276	1,219,268

		54,941,142
Leisure Products — 0.1%
Brunswick Corp./DE	3,917	203,645
Hasbro Inc.	5,149	472,215
Mattel Inc.(a)	15,574	211,495
Polaris Industries Inc.	2,586	230,102

		1,117,457
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	13,989	906,347
Bio-Rad Laboratories Inc., Class A(a)	868	236,834
Bio-Techne Corp.	1,657	277,912
Bruker Corp.	4,432	138,855
Charles River Laboratories International Inc.(a)	2,112	257,284
Illumina Inc.(a)	6,431	2,001,006
IQVIA Holdings Inc.(a)	7,079	870,221
Mettler-Toledo International Inc.(a)	1,109	606,423
PerkinElmer Inc.	4,868	420,985
PRA Health Sciences Inc.(a)(b)	2,564	248,375
Syneos Health Inc.(a)(b)	2,726	124,387
Thermo Fisher Scientific Inc.	17,649	4,123,689
Waters Corp.(a)	3,390	643,049

		10,855,367
Machinery — 1.7%
Actuant Corp., Class A	2,587	61,700
AGCO Corp.	2,834	158,817
Allison Transmission Holdings Inc.	5,310	234,065
Barnes Group Inc.	1,987	112,464
Caterpillar Inc.	26,040	3,159,173
Colfax Corp.(a)(b)	4,307	120,725
Crane Co.	2,246	195,492
Cummins Inc.	6,608	903,248
Deere & Co.	14,145	1,915,799
Donaldson Co. Inc.	5,680	291,270
Dover Corp.	6,533	541,194
Flowserve Corp.	5,692	261,263
Fortive Corp.	13,501	1,002,449
Gardner Denver Holdings Inc.(a)	4,729	127,967

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Gates Industrial Corp. PLC(a)	2,039	$30,687
Graco Inc.	7,288	296,111
Hillenbrand Inc.	2,820	135,078
IDEX Corp.	3,393	430,300
Illinois Tool Works Inc.	13,541	1,727,425
Ingersoll-Rand PLC	10,726	1,029,052
ITT Inc.	3,856	194,728
Kennametal Inc.	3,560	126,202
Lincoln Electric Holdings Inc.	2,879	232,940
Middleby Corp. (The)(a)(b)	2,503	281,087
Mueller Industries Inc.	2,569	62,555
Navistar International Corp.(a)	2,867	96,016
Nordson Corp.	2,309	283,245
Oshkosh Corp.	3,170	177,964
PACCAR Inc.	15,418	882,064
Parker-Hannifin Corp.	5,822	882,790
Pentair PLC	7,052	283,138
Snap-on Inc.	2,457	378,231
Stanley Black & Decker Inc.	6,730	784,180
Terex Corp.	2,853	95,262
Timken Co. (The)	2,947	116,554
Toro Co. (The)	4,566	257,203
Trinity Industries Inc.	6,526	186,317
WABCO Holdings Inc.(a)	2,327	250,036
Wabtec Corp.	3,747	307,329
Welbilt Inc.(a)(b)	5,546	103,821
Woodward Inc.	2,499	184,026
Xylem Inc./NY	7,878	516,639

		19,416,606
Marine — 0.0%
Kirby Corp.(a)(b)	2,340	168,340

Media — 1.5%
Altice USA Inc., Class A	5,166	84,258
AMC Networks Inc., Class A(a)(b)	2,039	119,445
Cable One Inc.	219	196,167
CBS Corp., Class B, NVS	14,834	850,730
Charter Communications Inc., Class A(a)	7,812	2,502,730
Comcast Corp., Class A	200,355	7,641,540
Discovery Inc., Class A(a)(b)	6,912	223,880
Discovery Inc., Class C, NVS(a)	15,819	463,655
DISH Network Corp., Class A(a)	9,969	306,447
GCI Liberty Inc., Class A(a)	4,330	204,939
Interpublic Group of Companies Inc. (The)	16,699	386,749
John Wiley & Sons Inc., Class A	1,924	104,358
Liberty Broadband Corp., Class A(a)	1,157	95,788
Liberty Broadband Corp., Class C, NVS(a)	6,690	554,802
Liberty Global PLC, Class A(a)(b)	9,086	232,874
Liberty Global PLC, Class C, NVS(a)	26,004	651,140
Liberty Latin America Ltd., Class A(a)(b)	1,810	32,544
Liberty Latin America Ltd., Class C, NVS(a)	5,011	90,248
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,739	154,196
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,194	296,896
Meredith Corp.	1,821	93,891
New York Times Co. (The), Class A(b)	6,190	163,416
News Corp., Class A, NVS	16,618	219,191
News Corp., Class B	5,296	70,649
Nexstar Media Group Inc., Class A	2,018	151,128
Omnicom Group Inc.	9,849	731,978
Sinclair Broadcast Group Inc., Class A	3,569	102,216

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.(b)	57,246	$344,621
TEGNA Inc.	9,486	109,468
Tribune Media Co., Class A	3,545	134,745

		17,314,689
Metals & Mining — 0.4%
Alcoa Corp.(a)	8,201	286,953
Allegheny Technologies Inc.(a)(b)	5,503	142,473
Carpenter Technology Corp.	2,067	90,142
Commercial Metals Co.	5,161	98,369
Compass Minerals International Inc.	1,411	68,448
Freeport-McMoRan Inc.	63,731	742,466
Newmont Mining Corp.	23,435	724,610
Nucor Corp.	13,914	822,596
Reliance Steel & Aluminum Co.	3,183	251,202
Royal Gold Inc.	2,858	219,008
Steel Dynamics Inc.	10,254	406,058
U.S. Steel Corp.	7,937	210,568
Worthington Industries Inc.	1,736	72,704

		4,135,597
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	20,991	374,479
Annaly Capital Management Inc.	56,663	559,264
Blackstone Mortgage Trust Inc., Class A(b)	5,357	180,745
Chimera Investment Corp.	8,248	153,413
Invesco Mortgage Capital Inc.	4,992	75,279
MFA Financial Inc.	19,942	138,198
New Residential Investment Corp.	15,226	272,241
Starwood Property Trust Inc.	11,579	251,496
Two Harbors Investment Corp.	11,034	162,090

		2,167,205
Multi-Utilities — 0.9%
Ameren Corp.	10,733	693,137
Avista Corp.	2,983	153,386
Black Hills Corp.	2,327	138,457
CenterPoint Energy Inc.	21,586	583,038
CMS Energy Corp.	12,535	620,733
Consolidated Edison Inc.	13,683	1,039,908
Dominion Energy Inc.	28,738	2,052,468
DTE Energy Co.	7,981	897,065
MDU Resources Group Inc.	8,671	216,428
NiSource Inc.	15,967	404,923
NorthWestern Corp.	2,186	128,449
Public Service Enterprise Group Inc.	22,226	1,187,535
SCANA Corp.	6,145	246,107
Sempra Energy	12,027	1,324,413
Vectren Corp.	3,679	263,159
WEC Energy Group Inc.	13,914	951,718

		10,900,924
Multiline Retail — 0.5%
Big Lots Inc.	1,776	73,740
Dillard’s Inc., Class A(b)	902	63,519
Dollar General Corp.	11,679	1,300,807
Dollar Tree Inc.(a)	10,380	875,034
Kohl’s Corp.	7,333	555,328
Macy’s Inc.	13,567	465,212
Nordstrom Inc.	5,070	333,454
Ollie’s Bargain Outlet Holdings Inc.(a)	2,261	210,047
Target Corp.	23,148	1,935,867

		5,813,008

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	22,523	$1,198,224
Antero Resources Corp.(a)	9,992	158,773
Apache Corp.	16,775	634,598
Cabot Oil & Gas Corp.	19,404	470,159
Centennial Resource Development Inc./DE, Class A(a)	8,354	160,063
Cheniere Energy Inc.(a)	9,720	587,185
Chesapeake Energy Corp.(a)	5,971	20,958
Chevron Corp.	84,001	9,378,712
Cimarex Energy Co.	4,260	338,542
CNX Resources Corp.(a)	9,066	141,883
Concho Resources Inc.(a)	8,808	1,225,105
ConocoPhillips	50,917	3,559,098
Continental Resources Inc./OK(a)	3,770	198,604
Delek U.S. Holdings Inc.	3,397	124,738
Devon Energy Corp.	22,378	725,047
Diamondback Energy Inc.	4,286	481,575
Energen Corp.(a)	3,604	259,380
EOG Resources Inc.	25,370	2,672,476
EQT Corp.	11,611	394,426
Exxon Mobil Corp.	185,603	14,788,847
Hess Corp.	11,072	635,533
HollyFrontier Corp.	7,038	474,643
Kinder Morgan Inc./DE	83,474	1,420,727
Marathon Oil Corp.	37,392	710,074
Marathon Petroleum Corp.	29,393	2,070,737
Matador Resources Co.(a)	4,555	131,366
Murphy Oil Corp.	7,335	233,693
Newfield Exploration Co.(a)	8,715	176,043
Noble Energy Inc.	21,350	530,547
Oasis Petroleum Inc.(a)	11,783	118,537
Occidental Petroleum Corp.	33,476	2,245,235
ONEOK Inc.	18,088	1,186,573
Parsley Energy Inc., Class A(a)	11,441	267,948
PBF Energy Inc., Class A	5,257	220,005
PDC Energy Inc.(a)	2,877	122,129
Peabody Energy Corp.	3,640	129,038
Phillips 66	18,783	1,931,268
Pioneer Natural Resources Co.	7,495	1,103,789
QEP Resources Inc.(a)	10,206	90,935
Range Resources Corp.(b)	107	1,696
SemGroup Corp., Class A	2,886	53,362
SM Energy Co.	4,687	114,082
Southwestern Energy Co.(a)(b)	25,787	137,702
Targa Resources Corp.	9,871	510,034
Valero Energy Corp.	18,798	1,712,310
Whiting Petroleum Corp.(a)	1,316	49,087
Williams Companies Inc. (The)	53,192	1,294,161
World Fuel Services Corp.	2,982	95,424
WPX Energy Inc.(a)	17,597	282,256

		55,567,327
Paper & Forest Products — 0.0%
Domtar Corp.	2,780	128,742
KapStone Paper and Packaging Corp.	3,972	139,020
Louisiana-Pacific Corp.	6,308	137,325

		405,087
Personal Products — 0.2%
Coty Inc., Class A	19,813	209,027
Edgewell Personal Care Co.(a)	2,486	119,278
Estee Lauder Companies Inc. (The), Class A	9,828	1,350,761

Security	Shares	Value

Personal Products (continued)
Herbalife Nutrition Ltd.(a)(b)	4,689	$249,736
Nu Skin Enterprises Inc., Class A	2,449	171,969

		2,100,771
Pharmaceuticals — 4.4%
Allergan PLC	13,966	2,206,768
Amneal Pharmaceuticals Inc.(a)(b)	3,132	57,785
Bristol-Myers Squibb Co.	71,499	3,613,559
Catalent Inc.(a)	6,372	257,047
Eli Lilly & Co.	41,878	4,541,250
Endo International PLC(a)	8,934	151,342
Horizon Pharma PLC(a)	7,621	138,778
Jazz Pharmaceuticals PLC(a)	2,664	423,097
Johnson & Johnson	117,608	16,463,944
Mallinckrodt PLC(a)(b)	3,552	89,013
Medicines Co. (The)(a)(b)	2,790	64,895
Merck & Co. Inc.	116,685	8,589,183
Mylan NV(a)	22,638	707,438
Nektar Therapeutics(a)	7,586	293,427
Perrigo Co. PLC	5,537	389,251
Pfizer Inc.	256,985	11,065,774
Prestige Consumer Healthcare Inc.(a)	2,205	79,733
Zoetis Inc.	21,187	1,910,008

		51,042,292
Professional Services — 0.4%
ASGN Inc.(a)	2,303	154,485
CoStar Group Inc.(a)	1,595	576,465
Dun & Bradstreet Corp. (The)	1,607	228,644
Equifax Inc.	5,292	536,820
FTI Consulting Inc.(a)(b)	1,676	115,828
IHS Markit Ltd.(a)	15,645	821,832
Insperity Inc.	1,678	184,328
Korn/Ferry International	2,504	113,030
ManpowerGroup Inc.	2,902	221,394
Nielsen Holdings PLC	15,668	407,055
Robert Half International Inc.	5,320	322,020
TransUnion	8,124	534,153
TriNet Group Inc.(a)	1,924	90,409
Verisk Analytics Inc.(a)	7,244	868,121

		5,174,584
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,899	559,991
Howard Hughes Corp. (The)(a)	1,703	189,919
Jones Lang LaSalle Inc.	1,967	260,155
Realogy Holdings Corp.(b)	5,518	105,228

		1,115,293
Road & Rail — 1.0%
AMERCO	336	109,697
Avis Budget Group Inc.(a)	2,772	77,949
CSX Corp.	35,714	2,459,266
Genesee & Wyoming Inc., Class A(a)	2,656	210,435
JB Hunt Transport Services Inc.	3,898	431,158
Kansas City Southern	4,510	459,840
Knight-Swift Transportation Holdings Inc.	5,640	180,480
Landstar System Inc.	1,795	179,661
Norfolk Southern Corp.	12,316	2,066,994
Old Dominion Freight Line Inc.	2,841	370,523
Ryder System Inc.	2,274	125,775
Union Pacific Corp.	32,399	4,737,382

		11,409,160

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices Inc.(a)	37,732	$687,100
Analog Devices Inc.	16,315	1,365,729
Applied Materials Inc.	43,271	1,422,750
Broadcom Inc.	18,910	4,226,196
Cirrus Logic Inc.(a)(b)	2,804	104,982
Cree Inc.(a)	4,430	171,973
Cypress Semiconductor Corp.	15,636	202,330
Entegris Inc.	6,196	164,442
First Solar Inc.(a)	3,319	138,734
Integrated Device Technology Inc.(a)	5,615	262,838
Intel Corp.	202,274	9,482,605
KLA-Tencor Corp.	6,827	624,944
Lam Research Corp.	6,931	982,331
Marvell Technology Group Ltd.	25,834	423,936
Maxim Integrated Products Inc.	12,135	606,993
Microchip Technology Inc.	10,376	682,533
Micron Technology Inc.(a)	50,730	1,913,536
MKS Instruments Inc.	2,341	172,508
Monolithic Power Systems Inc.	1,749	206,592
NVIDIA Corp.	26,687	5,626,420
ON Semiconductor Corp.(a)	18,523	314,891
Qorvo Inc.(a)	5,469	402,026
QUALCOMM Inc.	61,616	3,875,030
Semtech Corp.(a)(b)	2,848	127,989
Silicon Laboratories Inc.(a)	1,923	156,782
Skyworks Solutions Inc.	7,872	682,975
Synaptics Inc.(a)(b)	1,515	56,873
Teradyne Inc.	8,114	279,527
Texas Instruments Inc.	42,589	3,953,537
Universal Display Corp.	1,827	224,739
Versum Materials Inc.	4,936	155,780
Xilinx Inc.	11,063	944,448

		40,644,069
Software — 6.2%
2U Inc.(a)	2,526	158,911
ACI Worldwide Inc.(a)	5,168	129,665
Adobe Inc.(a)	21,454	5,272,535
ANSYS Inc.(a)	3,698	553,036
Aspen Technology Inc.(a)	3,140	266,555
Autodesk Inc.(a)	9,615	1,242,739
Blackbaud Inc.(b)	2,131	152,835
CA Inc.	13,732	609,151
Cadence Design Systems Inc.(a)	12,382	551,866
CDK Global Inc.	5,771	330,332
Ceridian HCM Holding Inc.(a)(b)	969	36,793
Citrix Systems Inc.(a)	5,697	583,772
CommVault Systems Inc.(a)	1,651	96,121
Dell Technologies Inc., Class V(a)	8,731	789,195
DocuSign Inc.(a)	964	40,430
Ellie Mae Inc.(a)(b)	1,504	99,685
Fair Isaac Corp.(a)	1,289	248,403
FireEye Inc.(a)(b)	8,418	155,649
Fortinet Inc.(a)	6,365	523,076
Guidewire Software Inc.(a)(b)	3,496	311,039
HubSpot Inc.(a)	1,587	215,277
Intuit Inc.	11,321	2,388,731
j2 Global Inc.	2,058	149,905
LogMeIn Inc.	2,304	198,420
Manhattan Associates Inc.(a)	2,777	132,574
Microsoft Corp.	336,162	35,905,463

Security	Shares	Value

Software (continued)
New Relic Inc.(a)	1,988	$177,429
Nuance Communications Inc.(a)	12,614	219,357
Nutanix Inc., Class A(a)	3,088	128,183
Oracle Corp.	123,846	6,048,639
Paycom Software Inc.(a)(b)	2,132	266,926
Pegasystems Inc.	1,626	87,024
Proofpoint Inc.(a)(b)	2,301	209,276
PTC Inc.(a)	4,601	379,168
RealPage Inc.(a)	3,219	170,607
Red Hat Inc.(a)(b)	7,795	1,337,934
RingCentral Inc., Class A(a)	2,984	231,946
salesforce.com Inc.(a)	33,150	4,549,506
ServiceNow Inc.(a)(b)	7,839	1,419,173
Splunk Inc.(a)	6,322	631,188
SS&C Technologies Holdings Inc.	9,106	465,863
Symantec Corp.	27,018	490,377
Synopsys Inc.(a)	6,474	579,617
Tableau Software Inc., Class A(a)	3,104	331,135
Tyler Technologies Inc.(a)	1,700	359,822
Ultimate Software Group Inc. (The)(a)	1,372	365,816
Verint Systems Inc.(a)	2,836	129,520
VMware Inc., Class A(a)	3,243	458,528
Workday Inc., Class A(a)	6,442	856,915
Zendesk Inc.(a)	4,660	256,160
Zscaler Inc.(a)	631	22,899

		71,315,166
Specialty Retail — 2.2%
Aaron’s Inc.	3,113	146,716
Advance Auto Parts Inc.(b)	3,248	518,900
American Eagle Outfitters Inc.	7,426	171,243
AutoNation Inc.(a)	2,602	105,329
AutoZone Inc.(a)	1,163	853,026
Best Buy Co. Inc.	10,623	745,310
Burlington Stores Inc.(a)	2,981	511,212
CarMax Inc.(a)	7,683	521,752
Dick’s Sporting Goods Inc.	3,456	122,239
Five Below Inc.(a)	2,402	273,396
Floor & Decor Holdings Inc., Class A(a)(b)	2,516	64,359
Foot Locker Inc.	5,223	246,212
Gap Inc. (The)	9,490	259,077
Home Depot Inc. (The)	50,157	8,821,613
L Brands Inc.	10,041	325,529
Lithia Motors Inc., Class A	1,076	95,850
Lowe’s Companies Inc.	35,525	3,382,690
Michaels Companies Inc. (The)(a)	4,296	68,092
Murphy USA Inc.(a)	1,320	106,432
National Vision Holdings Inc.(a)	2,124	87,997
O’Reilly Automotive Inc.(a)	3,525	1,130,644
Penske Automotive Group Inc.	1,605	71,230
Ross Stores Inc.	16,521	1,635,579
Sally Beauty Holdings Inc.(a)(b)	5,052	89,976
Signet Jewelers Ltd.	2,283	127,962
Tiffany & Co.	4,792	533,350
TJX Companies Inc. (The)	27,469	3,018,294
Tractor Supply Co.	5,372	493,633
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,497	685,476
Urban Outfitters Inc.(a)	3,345	131,994
Williams-Sonoma Inc.	3,543	210,383

		25,555,495

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	201,149	$44,023,470
Hewlett Packard Enterprise Co.	64,350	981,337
HP Inc.	69,622	1,680,675
NCR Corp.(a)(b)	5,182	139,137
NetApp Inc.	11,403	895,021
Pure Storage Inc., Class A(a)	7,628	153,933
Seagate Technology PLC	11,494	462,404
Western Digital Corp.	12,815	551,942
Xerox Corp.	9,949	277,279

		49,165,198
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	2,088	200,406
Columbia Sportswear Co.	1,323	119,440
Deckers Outdoor Corp.(a)	1,321	167,992
Hanesbrands Inc.	15,941	273,548
Lululemon Athletica Inc.(a)(b)	4,762	670,156
Michael Kors Holdings Ltd.(a)	6,538	362,271
NIKE Inc., Class B	56,100	4,209,744
PVH Corp.	3,401	410,807
Ralph Lauren Corp.	2,418	313,397
Skechers U.S.A. Inc., Class A(a)	6,030	172,277
Steven Madden Ltd.	3,487	109,039
Tapestry Inc.	12,608	533,444
Under Armour Inc., Class A(a)(b)	7,908	174,846
Under Armour Inc., Class C, NVS(a)	8,135	161,317
VF Corp.	14,299	1,185,101
Wolverine World Wide Inc.	4,136	145,463

		9,209,248
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	5,776	71,680
Essent Group Ltd.(a)	4,316	170,137
MGIC Investment Corp.(a)	16,140	197,069
New York Community Bancorp. Inc.	21,660	207,503
Radian Group Inc.	9,404	180,463
TFS Financial Corp.	2,343	34,465
Washington Federal Inc.	3,792	106,783

		968,100
Tobacco — 1.0%
Altria Group Inc.	82,599	5,372,239
Philip Morris International Inc.	68,121	5,999,416

		11,371,655
Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,308	164,135
Applied Industrial Technologies Inc.	1,791	117,722
Beacon Roofing Supply Inc.(a)	2,919	81,469
Fastenal Co.	12,536	644,476
GATX Corp.	1,738	130,228
HD Supply Holdings Inc.(a)	8,123	305,181

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global Inc.(a)	4,204	$66,549
MSC Industrial Direct Co. Inc., Class A	2,041	165,444
SiteOne Landscape Supply Inc.(a)(b)	1,783	121,315
United Rentals Inc.(a)	3,626	435,374
Univar Inc.(a)	4,991	122,878
Watsco Inc.	1,410	208,934
WESCO International Inc.(a)	2,097	105,228
WW Grainger Inc.	2,000	567,940

		3,236,873
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,379	124,854

Water Utilities — 0.1%
American Water Works Co. Inc.	7,966	705,230
Aqua America Inc.	7,714	250,936

		956,166
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	25,052	153,318
Telephone & Data Systems Inc.	4,166	128,438
T-Mobile U.S. Inc.(a)	13,788	945,167

		1,226,923

Total Common Stocks — 99.9% (Cost: $739,080,666)		1,154,235,185

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	15,233,657	15,236,704
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	785,394	785,394

		16,022,098

Total Short-Term Investments — 1.4% (Cost: $16,019,764)		16,022,098

Total Investments in Securities — 101.3% (Cost: $755,100,430)		1,170,257,283

Other Assets, Less Liabilities — (1.3)%		(14,970,781)

Net Assets — 100.0%		$1,155,286,502

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Dow Jones U.S. ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,287,014	2,946,643	(b)	—	15,233,657	$15,236,704	$48,664	(c)	$(437)	$1,162
BlackRock Cash Funds: Treasury, SL Agency Shares	709,079	76,315	(b)	—	785,394	785,394	15,667		—	—
BlackRock Inc.	5,366	94		(81)	5,379	2,213,028	32,444		(5,430)	(589,627)
PNC Financial Services Group Inc. (The)	20,458	349		(474)	20,333	2,612,587	38,968		(2,663)	(345,888)

						$20,847,713	$135,743		$(8,530)	$(934,353)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,154,235,185	$—	$—	$1,154,235,185
Money Market Funds	16,022,098	—	—	16,022,098

	$1,170,257,283	$—	$—	$1,170,257,283

See notes to financial statements.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 29.0%
CH Robinson Worldwide Inc.	352,642	$31,395,718
Expeditors International of Washington Inc.	469,278	31,526,096
FedEx Corp.	438,380	96,592,649
United Parcel Service Inc., Class B	449,490	47,888,664

		207,403,127
Airlines — 19.0%
Alaska Air Group Inc.	464,723	28,543,287
American Airlines Group Inc.	495,408	17,378,913
Delta Air Lines Inc.	470,203	25,734,210
JetBlue Airways Corp.(a)(b)	565,366	9,458,573
Southwest Airlines Co.	475,433	23,343,760
United Continental Holdings Inc.(a)	362,541	31,000,881

		135,459,624
Marine — 6.7%
Kirby Corp.(a)(b)	436,665	31,413,680
Matson Inc.	469,583	16,472,972

		47,886,652
Road & Rail — 45.2%
Avis Budget Group Inc.(a)(b)	509,322	14,322,135
CSX Corp.	459,723	31,656,526
JB Hunt Transport Services Inc.	448,962	49,659,687
Kansas City Southern	307,600	31,362,896
Landstar System Inc.	308,740	30,901,786
Norfolk Southern Corp.	441,666	74,124,805
Ryder System Inc.	469,827	25,986,131
Union Pacific Corp.	443,608	64,864,362

		322,878,328

Total Common Stocks — 99.9% (Cost: $827,732,687)		713,627,731

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	25,406,776	$25,411,857
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	1,026,876	1,026,876

		26,438,733

Total Short-Term Investments — 3.7% (Cost: $26,439,734)		26,438,733

Total Investments in Securities — 103.6% (Cost: $854,172,421)		740,066,464

Other Assets, Less Liabilities — (3.6)%		(25,408,442)

Net Assets — 100.0%		$714,658,022

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,552,013	20,854,763	25,406,776	$25,411,857	$10,437	(b)	$981	$(1,441)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,104,321	(77,445)	1,026,876	1,026,876	8,607		—	—

				$26,438,733	$19,044		$981	$(1,441)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Transportation Average ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$713,627,731	$—	$—	$713,627,731
Money Market Funds	26,438,733	—	—	26,438,733

	$740,066,464	$—	$—	$740,066,464

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.5%
OGE Energy Corp.	125,273	$4,528,619

Energy Equipment & Services — 11.9%
Apergy Corp.(a)(b)	48,628	1,896,006
Baker Hughes a GE Co.	261,363	6,975,778
Core Laboratories NV	27,775	2,367,541
Dril-Quip Inc.(a)(b)	23,635	1,005,906
Ensco PLC, Class A	274,762	1,961,801
Halliburton Co.	552,270	19,152,724
Helmerich & Payne Inc.	68,328	4,256,151
KLX Energy Services Holdings Inc.(a)(b)	12,835	370,803
Nabors Industries Ltd.	204,956	1,018,631
National Oilwell Varco Inc.	240,152	8,837,594
Oceaneering International Inc.(a)	61,580	1,166,325
Patterson-UTI Energy Inc.	138,244	2,300,380
Rowan Companies PLC, Class A(a)	79,950	1,272,004
Schlumberger Ltd.	868,748	44,575,460
TechnipFMC PLC	268,153	7,052,424
Transocean Ltd.(a)(b)	269,638	2,968,714
U.S. Silica Holdings Inc.(b)	48,739	682,346
Weatherford International PLC(a)(b)	623,450	841,658

		108,702,246

Oil, Gas & Consumable Fuels — 87.3%
Anadarko Petroleum Corp.	321,406	17,098,800
Antero Resources Corp.(a)(b)	139,445	2,215,781
Apache Corp.	240,069	9,081,810
Cabot Oil & Gas Corp.	277,048	6,712,873
Centennial Resource Development Inc./DE, Class A(a)(b)	119,337	2,286,497
Cheniere Energy Inc.(a)	138,710	8,379,471
Chesapeake Energy Corp.(a)	573,264	2,012,157
Chevron Corp.	1,202,678	134,278,999
Cimarex Energy Co.	59,796	4,751,988
CNX Resources Corp.(a)	133,325	2,086,536
Concho Resources Inc.(a)(b)	125,695	17,482,918
ConocoPhillips	729,395	50,984,710
Continental Resources Inc./OK(a)	54,293	2,860,155
Delek U.S. Holdings Inc.	48,327	1,774,567
Devon Energy Corp.	319,349	10,346,908
Diamondback Energy Inc.	61,893	6,954,297
Energen Corp.(a)	51,405	3,699,618
EOG Resources Inc.	363,538	38,295,093
EQT Corp.	165,549	5,623,699
Exxon Mobil Corp.	2,657,364	211,738,763
Gulfport Energy Corp.(a)(b)	98,438	896,770
Hess Corp.	158,005	9,069,487
HollyFrontier Corp.	101,780	6,864,043
Kinder Morgan Inc./DE	1,191,205	20,274,309
Marathon Oil Corp.	536,108	10,180,691
Marathon Petroleum Corp.	420,831	29,647,544
Matador Resources Co.(a)	65,127	1,878,263

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	102,098	$3,252,842
Newfield Exploration Co.(a)(b)	125,508	2,535,262
Noble Energy Inc.	303,232	7,535,315
Oasis Petroleum Inc.(a)(b)	167,157	1,681,599
Occidental Petroleum Corp.	479,981	32,192,326
ONEOK Inc.	258,123	16,932,869
Parsley Energy Inc., Class A(a)	164,878	3,861,443
PBF Energy Inc., Class A	75,224	3,148,124
PDC Energy Inc.(a)	41,556	1,764,052
Phillips 66	268,085	27,564,500
Pioneer Natural Resources Co.	106,954	15,751,116
QEP Resources Inc.(a)	148,176	1,320,248
Range Resources Corp.(b)	130,140	2,062,719
SemGroup Corp., Class A	41,261	762,916
SM Energy Co.	64,555	1,571,269
Southwestern Energy Co.(a)(b)	368,723	1,968,981
Targa Resources Corp.	141,574	7,315,129
Valero Energy Corp.	268,258	24,435,621
Whiting Petroleum Corp.(a)	57,182	2,132,889
Williams Companies Inc. (The)	759,067	18,468,100
World Fuel Services Corp.	42,751	1,368,032
WPX Energy Inc.(a)	247,592	3,971,376

		799,073,475

Semiconductors & Semiconductor Equipment — 0.2%
First Solar Inc.(a)	47,444	1,983,159

Total Common Stocks — 99.9%
(Cost: $1,212,549,807)		914,287,499

Short-Term Investments
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	10,118,178	10,120,201
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	458,548	458,548

		10,578,749

Total Short-Term Investments — 1.2%
(Cost: $10,577,259)		10,578,749

Total Investments in Securities — 101.1%
(Cost: $1,223,127,066)		924,866,248

Other Assets, Less Liabilities — (1.1)%		(9,807,275)

Net Assets — 100.0%		$915,058,973

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,611,186	(6,493,008)	10,118,178	$10,120,201	$30,586	(b)	$1,804		$(172)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,597,838	(1,139,290)	458,548	458,548	12,457		—		—

				$10,578,749	$43,043		$1,804		$(172)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$914,287,499	$—	$—	$914,287,499
Money Market Funds	10,578,749	—	—	10,578,749

	$924,866,248	$—	$—	$924,866,248

See notes to financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 18.1%
AbbVie Inc.	954,802	$74,331,336
ACADIA Pharmaceuticals Inc.(a)(b)	61,514	1,198,293
Agios Pharmaceuticals Inc.(a)(b)	31,825	2,006,885
Alexion Pharmaceuticals Inc.(a)	140,517	15,747,740
Alkermes PLC(a)	97,970	4,000,115
Alnylam Pharmaceuticals Inc.(a)(b)	56,561	4,549,201
Amgen Inc.	408,126	78,682,612
Biogen Inc.(a)	127,015	38,646,854
BioMarin Pharmaceutical Inc.(a)	112,025	10,325,344
Bluebird Bio Inc.(a)	34,164	3,918,611
Celgene Corp.(a)	443,492	31,754,027
Clovis Oncology Inc.(a)(b)	33,210	386,232
Exact Sciences Corp.(a)(b)	77,484	5,505,238
Exelixis Inc.(a)	188,024	2,607,893
FibroGen Inc.(a)	47,349	2,029,852
Gilead Sciences Inc.	817,388	55,729,514
Immunomedics Inc.(a)(b)	102,449	2,308,176
Incyte Corp.(a)	111,322	7,215,892
Intercept Pharmaceuticals Inc.(a)(b)	16,308	1,565,731
Intrexon Corp.(a)(b)	44,532	514,790
Ionis Pharmaceuticals Inc.(a)(b)	86,619	4,291,971
Ligand Pharmaceuticals Inc.(a)(b)	13,307	2,193,127
Loxo Oncology Inc.(a)(b)	17,685	2,699,792
Madrigal Pharmaceuticals Inc.(a)(b)	5,235	999,152
Myriad Genetics Inc.(a)	47,055	2,118,887
Neurocrine Biosciences Inc.(a)	57,094	6,117,622
OPKO Health Inc.(a)(b)	229,420	775,440
Portola Pharmaceuticals Inc.(a)(b)	41,686	820,797
Regeneron Pharmaceuticals Inc.(a)(b)	48,856	16,573,909
Sage Therapeutics Inc.(a)(b)	29,436	3,787,824
Sarepta Therapeutics Inc.(a)(b)	39,431	5,274,291
Seattle Genetics Inc.(a)(b)	67,139	3,768,512
TESARO Inc.(a)(b)	27,028	780,569
Ultragenyx Pharmaceutical Inc.(a)(b)	29,713	1,439,595
United Therapeutics Corp.(a)	27,477	3,046,100
Vertex Pharmaceuticals Inc.(a)	161,138	27,306,445

		425,018,369

Health Care Equipment & Supplies — 21.9%
Abbott Laboratories	1,106,152	76,258,120
ABIOMED Inc.(a)	28,316	9,661,419
Align Technology Inc.(a)	46,087	10,194,444
Avanos Medical Inc.(a)	29,833	1,688,548
Baxter International Inc.	313,289	19,583,695
Becton Dickinson and Co.	168,711	38,887,886
Boston Scientific Corp.(a)	871,980	31,513,357
Cantel Medical Corp.	22,894	1,812,060
Cooper Companies Inc. (The)(b)	31,009	8,009,935
Danaher Corp.	388,269	38,593,939
DENTSPLY SIRONA Inc.	140,323	4,859,386
DexCom Inc.(a)	57,541	7,639,719
Edwards Lifesciences Corp.(a)	132,023	19,486,595
Globus Medical Inc., Class A(a)	46,241	2,443,837
Haemonetics Corp.(a)	32,612	3,406,976
Hill-Rom Holdings Inc.	41,890	3,522,111
Hologic Inc.(a)	171,666	6,693,257
ICU Medical Inc.(a)	10,459	2,664,221
IDEXX Laboratories Inc.(a)(b)	54,620	11,585,994
Inogen Inc.(a)	11,039	2,092,663

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Insulet Corp.(a)	37,213	$3,282,559
Integra LifeSciences Holdings Corp.(a)	44,578	2,388,043
Intuitive Surgical Inc.(a)	71,721	37,379,551
LivaNova PLC(a)	30,654	3,432,941
Masimo Corp.(a)	30,286	3,501,062
Medtronic PLC	851,542	76,485,502
Neogen Corp.(a)(b)	32,696	1,985,301
NuVasive Inc.(a)	32,437	1,821,986
Penumbra Inc.(a)(b)	19,514	2,653,904
ResMed Inc.	92,306	9,777,052
STERIS PLC	53,352	5,831,907
Stryker Corp.	195,724	31,750,347
Teleflex Inc.	28,900	6,957,386
Varian Medical Systems Inc.(a)	57,765	6,895,408
West Pharmaceutical Services Inc.(b)	46,401	4,914,794
Zimmer Biomet Holdings Inc.	128,302	14,573,824

		514,229,729

Health Care Providers & Services — 22.0%
Acadia Healthcare Co. Inc.(a)(b)	55,696	2,311,384
Aetna Inc.	206,245	40,919,008
Anthem Inc.	163,907	45,167,852
Brookdale Senior Living Inc.(a)(b)	58,021	518,128
Centene Corp.(a)	129,423	16,866,405
Chemed Corp.	10,154	3,090,167
Cigna Corp.	153,447	32,808,503
CVS Health Corp.	641,922	46,468,734
DaVita Inc.(a)	80,000	5,387,200
Encompass Health Corp.	62,364	4,197,097
Express Scripts Holding Co.(a)	354,506	34,376,447
HCA Healthcare Inc.	170,187	22,725,070
HealthEquity Inc.(a)	34,169	3,136,714
Henry Schein Inc.(a)	96,584	8,016,472
Humana Inc.	86,865	27,832,415
Laboratory Corp. of America Holdings(a)	64,286	10,321,117
LifePoint Health Inc.(a)	24,393	1,582,130
Magellan Health Inc.(a)	14,323	931,854
McKesson Corp.	125,963	15,715,144
MEDNAX Inc.(a)	58,970	2,434,871
Molina Healthcare Inc.(a)	38,802	4,918,930
Patterson Companies Inc.	52,060	1,175,515
Quest Diagnostics Inc.	86,225	8,114,635
Tenet Healthcare Corp.(a)(b)	52,324	1,346,296
UnitedHealth Group Inc.	606,869	158,605,213
Universal Health Services Inc., Class B	54,309	6,601,802
WellCare Health Plans Inc.(a)	31,516	8,698,101

		514,267,204

Health Care Technology — 0.1%
Teladoc Health Inc.(a)(b)	43,870	3,041,946

Life Sciences Tools & Services — 6.4%
Agilent Technologies Inc.	201,033	13,024,928
Bio-Rad Laboratories Inc., Class A(a)	12,644	3,449,915
Bio-Techne Corp.	23,810	3,993,413
Bruker Corp.	63,109	1,977,205
Charles River Laboratories International Inc.(a)	30,307	3,691,999
Illumina Inc.(a)	92,686	28,839,249
IQVIA Holdings Inc.(a)(b)	102,230	12,567,134
Mettler-Toledo International Inc.(a)(b)	15,870	8,678,033
PRA Health Sciences Inc.(a)	36,553	3,540,889
Syneos Health Inc.(a)(b)	38,308	1,747,994

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Inc.	253,976	$59,341,493
Waters Corp.(a)(b)	49,870	9,459,840

		150,312,092

Pharmaceuticals — 31.3%
Akorn Inc.(a)(b)	3,570	23,812
Allergan PLC	201,189	31,789,874
Amneal Pharmaceuticals Inc.(a)(b)	47,047	868,017
Bristol-Myers Squibb Co.	1,028,949	52,003,082
Catalent Inc.(a)(b)	91,398	3,686,995
Eli Lilly & Co.	602,690	65,355,704
Endo International PLC(a)(b)	85,474	1,447,930
Horizon Pharma PLC(a)	104,748	1,907,461
Jazz Pharmaceuticals PLC(a)	38,106	6,051,995
Johnson & Johnson	1,691,561	236,801,624
Mallinckrodt PLC(a)(b)	33,141	830,513
Medicines Co. (The)(a)(b)	41,080	955,521
Merck & Co. Inc.	1,676,920	123,438,081
Mylan NV(a)	324,558	10,142,438
Nektar Therapeutics(a)	108,875	4,211,285
Perrigo Co. PLC	79,428	5,583,788
Pfizer Inc.	3,696,247	159,160,396
Prestige Consumer Healthcare Inc.(a)	32,637	1,180,154
Zoetis Inc.	303,805	27,388,021

		732,826,691

Total Common Stocks — 99.8%
(Cost: $2,149,491,781)		2,339,696,031

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	66,742,542	$66,755,890
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	3,224,805	3,224,805

		69,980,695

Total Short-Term Investments — 3.0%
(Cost: $ 69,976,742)		69,980,695

Total Investments in Securities — 102.8%
(Cost: $ 2,219,468,523)		2,409,676,726

Other Assets, Less Liabilities — (2.8)%		(65,585,416)

Net Assets — 100.0%		$2,344,091,310

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,674,780	38,067,762	66,742,542	$66,755,890	$61,967	(b)	$4,942		$1,208
BlackRock Cash Funds: Treasury, SL Agency Shares	1,934,255	1,290,550	3,224,805	3,224,805	20,839		—		—

				$69,980,695	$82,806		$4,942		$1,208

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,339,696,031	$—	$—	$2,339,696,031
Money Market Funds	69,980,695	—	—	69,980,695

	$2,409,676,726	$—	$—	$2,409,676,726

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 5.8%
Arista Networks Inc.(a)	39,681	$9,140,518
ARRIS International PLC(a)	124,644	3,099,896
Ciena Corp.(a)	104,661	3,271,703
Cisco Systems Inc.	3,354,321	153,460,186
CommScope Holding Co. Inc.(a)	140,944	3,391,113
EchoStar Corp., Class A(a)	36,087	1,463,328
F5 Networks Inc.(a)	44,337	7,771,389
Finisar Corp.(a)(b)	87,913	1,467,268
InterDigital Inc.	25,800	1,830,510
Juniper Networks Inc.	251,432	7,359,415
Lumentum Holdings Inc.(a)(b)	46,211	2,525,431
Motorola Solutions Inc.	117,657	14,420,042
NetScout Systems Inc.(a)(b)	54,186	1,368,738
Palo Alto Networks Inc.(a)	71,972	13,173,755
Plantronics Inc.	24,601	1,450,721
Ubiquiti Networks Inc.(b)	14,948	1,391,509
ViaSat Inc.(a)(b)	40,920	2,609,059
Viavi Solutions Inc.(a)	165,856	1,912,320

		231,106,901

Diversified Telecommunication Services — 0.5%
CenturyLink Inc.	714,262	14,742,368
Zayo Group Holdings Inc.(a)	216,855	6,479,627

		21,221,995

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp./DE	129,592	11,664,576
SYNNEX Corp.	31,681	2,458,762
Tech Data Corp.(a)(b)	28,379	2,005,260

		16,128,598

Entertainment — 0.0%
Pandora Media Inc.(a)(b)	38,877	330,454

Health Care Technology — 0.9%
Allscripts Healthcare Solutions Inc.(a)	129,614	1,543,703
athenahealth Inc.(a)	33,863	4,318,887
Cerner Corp.(a)	272,099	15,585,831
Medidata Solutions Inc.(a)	43,842	3,082,093
Veeva Systems Inc., Class A(a)(b)	97,576	8,913,567

		33,444,081

Household Durables — 0.2%
Garmin Ltd.	93,230	6,168,097

Interactive Media & Services — 17.7%
Alphabet Inc., Class A(a)	218,337	238,113,966
Alphabet Inc., Class C, NVS(a)(b)	224,865	242,127,886
Cargurus Inc.(a)	69,343	3,080,216
Cars.com Inc.(a)(b)	82,748	2,160,550
Facebook Inc., Class A(a)	1,161,663	176,328,827
IAC/InterActiveCorp.(a)	66,129	13,000,300
Snap Inc., Class A, NVS(a)(b)	521,766	3,448,873
Twitter Inc.(a)	578,803	20,113,404
Zillow Group Inc., Class A(a)	54,859	2,214,658
Zillow Group Inc., Class C, NVS(a)(b)	84,158	3,388,201

		703,976,881

Internet & Direct Marketing Retail — 0.9%
eBay Inc.(a)	744,532	21,613,764
Etsy Inc.(a)	109,137	4,640,505
GrubHub Inc.(a)	66,766	6,191,879

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stamps.com Inc.(a)	22,029	$4,453,603

		36,899,751

IT Services — 5.3%
Akamai Technologies Inc.(a)	127,471	9,209,780
Amdocs Ltd.	133,442	8,442,875
Booz Allen Hamilton Holding Corp.	104,161	5,160,136
CACI International Inc., Class A(a)	18,135	3,236,372
Cognizant Technology Solutions Corp., Class A	449,437	31,024,636
DXC Technology Co.	224,247	16,331,909
EPAM Systems Inc.(a)(b)	37,381	4,465,908
Gartner Inc.(a)	73,894	10,900,843
GoDaddy Inc., Class A(a)	120,019	8,781,790
International Business Machines Corp.	677,901	78,250,113
Leidos Holdings Inc.	122,073	7,907,889
Okta Inc.(a)	56,717	3,310,004
Perspecta Inc.	122,910	3,010,066
Science Applications International Corp.	31,121	2,163,221
Teradata Corp.(a)	53,111	1,933,240
Twilio Inc., Class A(a)(b)	56,311	4,235,713
VeriSign Inc.(a)	84,714	12,075,134

		210,439,629

Semiconductors & Semiconductor Equipment — 17.2%
Advanced Micro Devices Inc.(a)(b)	622,354	11,333,066
Analog Devices Inc.	278,878	23,344,877
Applied Materials Inc.	766,554	25,204,296
Broadcom Inc.	317,695	71,001,656
Cirrus Logic Inc.(a)	11,898	445,461
Cree Inc.(a)(b)	74,483	2,891,430
Cypress Semiconductor Corp.	265,187	3,431,520
Entegris Inc.	104,202	2,765,521
Integrated Device Technology Inc.(a)	94,652	4,430,660
Intel Corp.	3,380,147	158,461,291
KLA-Tencor Corp.	113,245	10,366,447
Lam Research Corp.	116,837	16,559,308
Marvell Technology Group Ltd.	428,869	7,037,740
Maxim Integrated Products Inc.	201,660	10,087,033
Microchip Technology Inc.	186,504	12,268,233
Micron Technology Inc.(a)	857,608	32,348,974
MKS Instruments Inc.	40,270	2,967,496
Monolithic Power Systems Inc.	28,571	3,374,807
NVIDIA Corp.	449,909	94,854,314
ON Semiconductor Corp.(a)	311,592	5,297,064
Qorvo Inc.(a)(b)	91,658	6,737,780
QUALCOMM Inc.	1,022,248	64,289,177
Semtech Corp.(a)	48,847	2,195,184
Silicon Laboratories Inc.(a)	31,924	2,602,764
Skyworks Solutions Inc.	139,643	12,115,427
Synaptics Inc.(a)(b)	3,403	127,749
Teradyne Inc.	136,438	4,700,289
Texas Instruments Inc.	724,997	67,301,472
Universal Display Corp.(b)	31,096	3,825,119
Versum Materials Inc.	105,046	3,315,252
Xilinx Inc.	183,385	15,655,577

		681,336,984

Software — 30.5%
2U Inc.(a)(b)	42,263	2,658,765
ACI Worldwide Inc.(a)(b)	85,248	2,138,872
Adobe Inc.(a)	362,783	89,157,550
ANSYS Inc.(a)	71,922	10,755,935

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Aspen Technology Inc.(a)	52,029	$4,416,742
Autodesk Inc.(a)	158,536	20,490,778
Blackbaud Inc.	39,901	2,861,700
CA Inc.	230,189	10,211,184
Cadence Design Systems Inc.(a)	208,944	9,312,634
CDK Global Inc.	127,803	7,315,444
Ceridian HCM Holding Inc.(a)(b)	17,051	647,426
Citrix Systems Inc.(a)	95,150	9,750,020
CommVault Systems Inc.(a)	28,526	1,660,784
Dell Technologies Inc., Class V(a)	151,045	13,652,958
DocuSign Inc.(a)	16,841	706,312
Ellie Mae Inc.(a)(b)	34,018	2,254,713
Fair Isaac Corp.(a)	21,328	4,110,119
FireEye Inc.(a)(b)	57,982	1,072,087
Fortinet Inc.(a)	104,735	8,607,122
Guidewire Software Inc.(a)(b)	58,646	5,217,735
HubSpot Inc.(a)	26,465	3,589,977
Intuit Inc.	196,922	41,550,542
j2 Global Inc.	50,695	3,692,624
LogMeIn Inc.	42,555	3,664,837
Manhattan Associates Inc.(a)	54,018	2,578,819
Microsoft Corp.	5,572,347	595,182,383
New Relic Inc.(a)	33,248	2,967,384
Nuance Communications Inc.(a)	210,266	3,656,526
Nutanix Inc., Class A(a)	54,204	2,250,008
Oracle Corp.	2,087,153	101,936,552
Paycom Software Inc.(a)(b)	37,383	4,680,352
Pegasystems Inc.	27,540	1,473,941
Proofpoint Inc.(a)	37,569	3,416,901
PTC Inc.(a)	77,333	6,373,013
RealPage Inc.(a)(b)	53,773	2,849,969
Red Hat Inc.(a)	135,910	23,327,592
RingCentral Inc., Class A(a)	49,705	3,863,570
salesforce.com Inc.(a)	562,732	77,229,340
ServiceNow Inc.(a)(b)	136,269	24,670,140
Splunk Inc.(a)	105,177	10,500,872
SS&C Technologies Holdings Inc.	187,251	9,579,761
Symantec Corp.	508,836	9,235,373
Synopsys Inc.(a)	124,233	11,122,580
Tableau Software Inc., Class A(a)	51,190	5,460,949
Tyler Technologies Inc.(a)	37,325	7,900,209
Ultimate Software Group Inc. (The)(a)	25,638	6,835,860
Verint Systems Inc.(a)(b)	47,298	2,160,100

Security	Shares	Value

Software (continued)
VMware Inc., Class A(a)	67,416	$9,531,948
Workday Inc., Class A(a)	119,191	15,854,787
Zendesk Inc.(a)	77,518	4,261,164
Zscaler Inc.(a)(b)	11,517	417,952

		1,208,814,905
Technology Hardware, Storage & Peripherals — 20.5%
Apple Inc.	3,332,226	729,290,982
Hewlett Packard Enterprise Co.	1,067,110	16,273,428
HP Inc.	1,183,889	28,579,080
NCR Corp.(a)	87,054	2,337,400
NetApp Inc.	188,003	14,756,355
Pure Storage Inc., Class A(a)	127,554	2,574,040
Seagate Technology PLC	190,424	7,660,758
Western Digital Corp.	220,561	9,499,562
Xerox Corp.	162,457	4,527,677

		815,499,282

Total Common Stocks — 99.9%
(Cost: $3,211,657,366)		3,965,367,558

Short-Term Investments
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.36%(c)(d)(e)	88,160,145	88,177,777
BlackRock Cash Funds: Treasury, SLAgency Shares, 2.11%(c)(d)	3,962,440	3,962,440

		92,140,217

Total Short-Term Investments — 2.3%
(Cost: $92,136,443)		92,140,217

Total Investments in Securities — 102.2%
(Cost: $3,303,793,809)		4,057,507,775

Other Assets, Less Liabilities — (2.2)%		(87,391,588)

Net Assets — 100.0%		$3,970,116,187

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	65,394,472	22,765,673	88,160,145	$88,177,777	$137,400	(b)	$3,090	$(2,766)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,668,848	(3,706,408)	3,962,440	3,962,440	40,464		—	—

				$92,140,217	$177,864		$3,090	$(2,766)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Technology ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,965,367,558	$—	$—	$3,965,367,558
Money Market Funds	92,140,217	—	—	92,140,217

	$4,057,507,775	$—	$—	$4,057,507,775

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 57.8%
ALLETE Inc.	39,921	$2,954,154
Alliant Energy Corp.	181,481	7,800,053
American Electric Power Co. Inc.	382,668	28,072,524
Avangrid Inc.	43,233	2,032,383
Duke Energy Corp.	553,008	45,695,051
Edison International	252,929	17,550,743
El Paso Electric Co.	31,630	1,804,492
Entergy Corp.	140,399	11,786,496
Evergy Inc.	210,913	11,809,019
Eversource Energy	246,002	15,562,087
Exelon Corp.	749,841	32,850,534
FirstEnergy Corp.	377,302	14,065,819
Hawaiian Electric Industries Inc.	84,454	3,150,134
IDACORP Inc.	39,109	3,647,305
NextEra Energy Inc.	366,110	63,153,974
PG&E Corp.	401,468	18,792,717
Pinnacle West Capital Corp.	86,926	7,149,664
PNM Resources Inc.	61,914	2,378,117
Portland General Electric Co.	69,226	3,120,708
PPL Corp.	543,082	16,509,693
Southern Co. (The)	787,283	35,451,354
Xcel Energy Inc.	395,208	19,369,144

		364,706,165
Gas Utilities — 5.2%
Atmos Energy Corp.	86,327	8,035,317
National Fuel Gas Co.	66,696	3,620,926
New Jersey Resources Corp.	68,479	3,088,403
ONE Gas Inc.	40,744	3,215,109
South Jersey Industries Inc.	66,462	1,963,287
Southwest Gas Holdings Inc.	38,113	2,944,992
Spire Inc.	39,383	2,858,418
UGI Corp.	134,971	7,161,561

		32,888,013
Independent Power and Renewable Electricity Producers — 3.6%
AES Corp./VA	513,671	7,489,323
NRG Energy Inc.	235,554	8,524,699
Vistra Energy Corp.(a)	314,033	7,106,567

		23,120,589
Multi-Utilities — 30.5%
Ameren Corp.	189,450	12,234,681

Security	Shares	Value

Multi-Utilities (continued)
Avista Corp.	51,058	$2,625,402
Black Hills Corp.	41,658	2,478,651
CenterPoint Energy Inc.	381,716	10,310,149
CMS Energy Corp.	219,896	10,889,250
Consolidated Edison Inc.	241,512	18,354,912
Dominion Energy Inc.	507,524	36,247,364
DTE Energy Co.	141,113	15,861,101
MDU Resources Group Inc.	152,117	3,796,840
NiSource Inc.	281,829	7,147,184
NorthWestern Corp.	39,111	2,298,162
Public Service Enterprise Group Inc.	392,287	20,959,895
SCANA Corp.	110,698	4,433,455
Sempra Energy	212,287	23,377,045
Vectren Corp.	64,488	4,612,827
WEC Energy Group Inc.	244,951	16,754,648

		192,381,566
Water Utilities — 2.7%
American Water Works Co. Inc.	140,117	12,404,558
Aqua America Inc.	138,116	4,492,914

		16,897,472

Total Common Stocks — 99.8%
(Cost: $665,147,492)		629,993,805

Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	924,799	924,799

Total Short-Term Investments — 0.2%
(Cost: $924,799)		924,799

Total Investments in Securities — 100.0%
(Cost: $666,072,291)		630,918,604
Other Assets, Less Liabilities — 0.0%		47,780

Net Assets — 100.0%		$630,966,384

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$106	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,006,390	(81,591)	924,799	924,799	9,707		—		—

				$924,799	$9,813		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Utilities ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$629,993,805	$—	$—	$629,993,805
Money Market Funds	924,799	—	—	924,799

	$630,918,604	$—	$—	$630,918,604

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities (unaudited)

October 31, 2018

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,149,409,570	$713,627,731	$914,287,499	$2,339,696,031
Affiliated(c)	20,847,713	26,438,733	10,578,749	69,980,695
Cash	4,085	—	—	—
Receivables:
Investments sold	1,368,980	25,592,056	—	—
Securities lending income — Affiliated	4,772	4,553	3,739	9,518
Capital shares sold	—	10,067	7,993	—
Dividends	980,641	2,652	671,082	2,050,269
Tax reclaims	257	—	—	—

Total assets	1,172,616,018	765,675,792	925,549,062	2,411,736,513

LIABILITIES
Collateral on securities loaned, at value	15,238,754	25,413,449	10,121,097	66,750,013
Payables:
Investments purchased	1,889,011	25,325,137	—	—
Capital shares redeemed	—	—	9,386	33,320
Investment advisory fees	201,751	279,184	359,606	861,870

Total liabilities	17,329,516	51,017,770	10,490,089	67,645,203

NET ASSETS	$1,155,286,502	$714,658,022	$915,058,973	$2,344,091,310

NET ASSETS CONSIST OF:
Paid-in capital	$761,893,987	$837,766,994	$1,306,657,900	$2,173,483,515
Accumulated earnings (loss)	393,392,515	(123,108,972)	(391,598,927)	170,607,795

NET ASSETS	$1,155,286,502	$714,658,022	$915,058,973	$2,344,091,310

Shares outstanding	8,550,000	3,900,000	24,700,000	12,450,000

Net asset value	$135.12	$183.25	$37.05	$188.28

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$15,090,052	$24,893,368	$9,886,580	$67,292,536
(b) Investments, at cost — Unaffiliated	$736,084,203	$827,732,687	$1,212,549,807	$2,149,491,781
(c) Investments, at cost — Affiliated	$19,016,227	$26,439,734	$10,577,259	$69,976,742

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2018

	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,965,367,558	$629,993,805
Affiliated(c)	92,140,217	924,799
Receivables:
Investments sold	89,020,915	—
Securities lending income — Affiliated	21,453	—
Capital shares sold	—	20,837
Dividends	559,381	250,633

Total assets	4,147,109,524	631,190,074

LIABILITIES
Collateral on securities loaned, at value	88,186,152	—
Payables:
Investments purchased	87,284,698	—
Capital shares redeemed	46,449	—
Investment advisory fees	1,476,038	223,690

Total liabilities	176,993,337	223,690

NET ASSETS	$3,970,116,187	$630,966,384

NET ASSETS CONSIST OF:
Paid-in capital	$2,936,588,126	$677,743,523
Accumulated earnings (loss)	1,033,528,061	(46,777,139)

NET ASSETS	$3,970,116,187	$630,966,384

Shares outstanding	22,350,000	4,650,000

Net asset value	$177.63	$135.69

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$90,999,003	$—
(b) Investments, at cost — Unaffiliated	$3,211,657,366	$665,147,492
(c) Investments, at cost — Affiliated	$92,136,443	$924,799

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations (unaudited)

Six Months Ended October 31, 2018

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,438,953	$5,975,752	$14,419,254	$16,200,165
Dividends — Affiliated	87,079	8,607	12,457	20,839
Securities lending income — Affiliated — net	48,664	10,437	30,586	61,967
Foreign taxes withheld	(752)	—	(3,445)	—

Total investment income	11,573,944	5,994,796	14,458,852	16,282,971

EXPENSES
Investment advisory fees	1,206,506	1,771,937	2,262,641	4,434,242

Total expenses	1,206,506	1,771,937	2,262,641	4,434,242

Net investment income	10,367,438	4,222,859	12,196,211	11,848,729

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,033,830)	(8,339,855)	(14,401,874)	(21,776,981)
Investments — Affiliated	(8,530)	981	1,804	4,942
In-kind redemptions — Unaffiliated	5,491,484	31,347,382	17,554,995	30,675,247

Net realized gain (loss)	(1,550,876)	23,008,508	3,154,925	8,903,208

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	24,076,864	(45,841,503)	(87,209,250)	127,479,783
Investments — Affiliated	(934,353)	(1,441)	(172)	1,208

Net change in unrealized appreciation (depreciation)	23,142,511	(45,842,944)	(87,209,422)	127,480,991

Net realized and unrealized gain (loss)	21,591,635	(22,834,436)	(84,054,497)	136,384,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,959,073	$(18,611,577)	$(71,858,286)	$148,232,928

See notes to financial statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2018

	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,783,139	$10,214,897
Dividends — Affiliated	40,464	9,707
Securities lending income — Affiliated — net	137,400	106

Total investment income	26,961,003	10,224,710

EXPENSES
Investment advisory fees	9,019,449	1,291,130

Total expenses	9,019,449	1,291,130

Net investment income	17,941,554	8,933,580

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(29,479,387)	(2,418,647)
Investments — Affiliated	3,090	—
In-kind redemptions — Unaffiliated	357,945,471	6,591,756

Net realized gain	328,469,174	4,173,109

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(92,532,672)	18,737,928
Investments — Affiliated	(2,766)	—

Net change in unrealized appreciation (depreciation)	(92,535,438)	18,737,928

Net realized and unrealized gain	235,933,736	22,911,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$253,875,290	$31,844,617

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	iShares Dow Jones U.S. ETF		iShares Transportation Average ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,367,438	$19,175,995	$4,222,859	$9,493,277
Net realized gain (loss)	(1,550,876)	65,460,123	23,008,508	111,228,985
Net change in unrealized appreciation (depreciation)	23,142,511	49,118,732	(45,842,944)	388,801

Net increase (decrease) in net assets resulting from operations	31,959,073	133,754,850	(18,611,577)	121,111,063

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,761,261)	(19,044,585)	(4,554,198)	(9,873,738)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,918,224	(99,411,786)	(69,525,331)	(270,486,167)

NET ASSETS(a)
Total increase (decrease) in net assets	29,116,036	15,298,479	(92,691,106)	(159,248,842)
Beginning of period	1,126,170,466	1,110,871,987	807,349,128	966,597,970

End of period	$1,155,286,502	$1,126,170,466	$714,658,022	$807,349,128

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Energy ETF		iShares U.S. Healthcare ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,196,211	$31,513,912	$11,848,729	$22,978,181
Net realized gain (loss)	3,154,925	(49,222,345)	8,903,208	120,984,256
Net change in unrealized appreciation (depreciation)	(87,209,422)	126,173,642	127,480,991	58,781,141

Net increase (decrease) in net assets resulting from operations	(71,858,286)	108,465,209	148,232,928	202,743,578

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,825,430)	(31,781,233)	(11,478,564)	(22,513,635)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(89,997,542)	(147,069,226)	407,001,020	(291,280,142)

NET ASSETS(a)
Total increase (decrease) in net assets	(173,681,258)	(70,385,250)	543,755,384	(111,050,199)
Beginning of period	1,088,740,231	1,159,125,481	1,800,335,926	1,911,386,125

End of period	$915,058,973	$1,088,740,231	$2,344,091,310	$1,800,335,926

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	iShares U.S. Technology ETF		iShares U.S. Utilities ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,941,554	$31,015,327	$8,933,580	$21,586,046
Net realized gain	328,469,174	431,737,303	4,173,109	19,531,434
Net change in unrealized appreciation (depreciation)	(92,535,438)	296,198,807	18,737,928	(34,065,783)

Net increase in net assets resulting from operations	253,875,290	758,951,437	31,844,617	7,051,697

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,196,965)	(33,204,002)	(8,905,497)	(21,100,758)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(297,933,959)	(86,609,508)	1,540,854	(181,137,383)

NET ASSETS(a)
Total increase (decrease) in net assets	(61,255,634)	639,137,927	24,479,974	(195,186,444)
Beginning of period	4,031,371,821	3,392,233,894	606,486,410	801,672,854

End of period	$3,970,116,187	$4,031,371,821	$630,966,384	$606,486,410

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$132.49		$119.45	$103.06	$105.32	$95.10	$80.50

Net investment income(a)	1.21		2.19	2.01	1.92	1.77	1.57
Net realized and unrealized gain (loss)(b)	2.56		13.03	16.40	(2.11)	10.22	14.58

Net increase (decrease) from investment operations.	3.77		15.22	18.41	(0.19)	11.99	16.15

Distributions
From net investment income	(1.14)		(2.18)	(2.02)	(2.07)	(1.77)	(1.55)

Total distributions	(1.14)		(2.18)	(2.02)	(2.07)	(1.77)	(1.55)

Net asset value, end of period	$135.12		$132.49	$119.45	$103.06	$105.32	$95.10

Total Return
Based on net asset value	2.81	%(c)	12.81%	18.04%	(0.14)%	12.68%	20.23%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.72	%(d)	1.70%	1.82%	1.88%	1.74%	1.78%

Supplemental Data
Net assets, end of period (000)	$1,155,287		$1,126,170	$1,110,872	$917,234	$968,917	$889,168

Portfolio turnover rate(e)	3	%(c)	4%	4%	4%	4%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$187.76		$163.83	$141.18	$153.92	$137.21	$110.07

Net investment income(a)	1.00		1.91	1.54	1.50	1.24	1.24
Net realized and unrealized gain (loss)(b)	(4.46)		24.02	22.75	(12.63)	16.73	27.13

Net increase (decrease) from investment operations	(3.46)		25.93	24.29	(11.13)	17.97	28.37

Distributions
From net investment income	(1.05)		(2.00)	(1.64)	(1.61)	(1.26)	(1.23)

Total distributions	(1.05)		(2.00)	(1.64)	(1.61)	(1.26)	(1.23)

Net asset value, end of period	$183.25		$187.76	$163.83	$141.18	$153.92	$137.21

Total Return
Based on net asset value	(1.88	)%(c)	15.88%	17.32%	(7.24)%	13.10%	25.91%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	1.01	%(d)	1.07%	0.99%	1.05%	0.80%	1.00%

Supplemental Data
Net assets, end of period (000)	$714,658		$807,349	$966,598	$564,723	$1,192,848	$857,587

Portfolio turnover rate(e)	7	%(c)	5%	5%	11%	22%	12%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$40.47		$37.27	$37.91	$46.62	$53.49	$44.70

Net investment income(a)	0.47		1.07	0.84	1.06	1.02	0.77
Net realized and unrealized gain (loss)(b)	(3.42)		3.25	(0.62)	(8.66)	(6.87)	8.77

Net increase (decrease) from investment operations	(2.95)		4.32	0.22	(7.60)	(5.85)	9.54

Distributions
From net investment income	(0.47)		(1.12)	(0.86)	(1.11)	(1.02)	(0.75)

Total distributions	(0.47)		(1.12)	(0.86)	(1.11)	(1.02)	(0.75)

Net asset value, end of period	$37.05		$40.47	$37.27	$37.91	$46.62	$53.49

Total Return
Based on net asset value	(7.41	)%(c)	11.92%	0.52%	(16.20)%	(11.03)%	21.57%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	2.28	%(d)	2.87%	2.17%	2.80%	2.04%	1.58%

Supplemental Data
Net assets, end of period (000)	$915,059		$1,088,740	$1,159,125	$1,249,003	$2,219,116	$2,414,897

Portfolio turnover rate(e)	3	%(c)	6%	18%	15%	7%	6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$173.95		$158.62	$144.67	$151.70	$122.07	$99.61

Net investment income(a)	1.07		1.99	1.81	1.70	1.45	1.37
Net realized and unrealized gain (loss)(b)	14.29		15.31	14.07	(5.63)	29.70	22.39

Net increase (decrease) from investment operations	15.36		17.30	15.88	(3.93)	31.15	23.76

Distributions
From net investment income	(1.03)		(1.97)	(1.93)	(3.10)	(1.52)	(1.30)

Total distributions	(1.03)		(1.97)	(1.93)	(3.10)	(1.52)	(1.30)

Net asset value, end of period	$188.28		$173.95	$158.62	$144.67	$151.70	$122.07

Total Return
Based on net asset value	8.83	%(c)	10.93%	11.06%	(2.64)%	25.64%	23.99%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	1.13	%(d)	1.16%	1.21%	1.13%	1.05%	1.21%

Supplemental Data
Net assets, end of period (000)	$2,344,091		$1,800,336	$1,911,386	$1,808,437	$2,358,873	$2,703,810

Portfolio turnover rate(e)	4	%(c)	7%	6%	7%	8%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$167.97		$138.18	$102.30	$107.28	$90.83	$73.63

Net investment income(a)	0.78		1.26	1.33	1.30	1.20	1.01
Net realized and unrealized gain (loss)(b)	9.64		29.88	35.87	(4.97)	16.47	17.18

Net increase (decrease) from investment operations	10.42		31.14	37.20	(3.67)	17.67	18.19

Distributions
From net investment income	(0.76)		(1.35)	(1.32)	(1.31)	(1.22)	(0.99)

Total distributions	(0.76)		(1.35)	(1.32)	(1.31)	(1.22)	(0.99)

Net asset value, end of period	$177.63		$167.97	$138.18	$102.30	$107.28	$90.83

Total Return
Based on net asset value	6.18	%(c)	22.62%	36.57%	(3.45)%	19.53%	24.84%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	0.84	%(d)	0.80%	1.11%	1.24%	1.18%	1.21%

Supplemental Data
Net assets, end of period (000)	$3,970,116		$4,031,372	$3,392,234	$2,393,714	$2,869,743	$3,946,472

Portfolio turnover rate(e)	10	%(c)	15%	4%	8%	8%	9%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$130.43		$129.30	$121.09	$111.09	$108.15	$102.50

Net investment income(a)	1.96		3.79	3.69	3.37	3.31	3.28
Net realized and unrealized gain(b)	5.28		0.84	8.46	11.18	3.11	5.60

Net increase from investment operations	7.24		4.63	12.15	14.55	6.42	8.88

Distributions
From net investment income	(1.98)		(3.50)	(3.94)	(4.55)	(3.48)	(3.23)

Total distributions	(1.98)		(3.50)	(3.94)	(4.55)	(3.48)	(3.23)

Net asset value, end of period	$135.69		$130.43	$129.30	$121.09	$111.09	$108.15

Total Return
Based on net asset value	5.61	%(c)	3.59%	10.16%	13.61%	5.97%	9.08%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	2.92	%(d)	2.86%	2.96%	3.02%	2.96%	3.38%

Supplemental Data
Net assets, end of period (000)	$630,966		$606,486	$801,673	$1,065,624	$649,849	$740,802

Portfolio turnover rate(e)	3	%(c)	5%	9%	6%	3%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Dow Jones U.S.	Diversified
Transportation Average	Non-diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Utilities	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Dow Jones U.S.
Barclays Bank PLC	$385,015	$385,015	$—	$—
Barclays Capital Inc.	125,631	125,631	—	—
BMO Capital Markets	93,719	93,719	—	—
BNP Paribas New York Branch	880	880	—	—
BNP Paribas Prime Brokerage International Ltd.	308,924	308,924	—	—
BNP Paribas Securities Corp.	356	356	—	—
Citigroup Global Markets Inc.	2,200,826	2,200,826	—	—
Credit Suisse Securities (USA) LLC	448,846	448,846	—	—
Deutsche Bank Securities Inc.	230,492	230,492	—	—
Goldman Sachs & Co.	602,861	602,861	—	—
HSBC Bank PLC	658,724	658,724	—	—
ING Financial Markets LLC	106,032	106,032	—	—
JPMorgan Securities LLC	2,211,596	2,211,596	—	—
Merrill Lynch, Pierce, Fenner & Smith	2,239,517	2,239,517	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,387,418	2,387,418	—	—
National Financial Services LLC	415,395	415,395	—	—
Nomura Securities International Inc.	120,639	120,639	—	—
RBC Capital Markets LLC	52,478	52,478	—	—
Scotia Capital (USA) Inc.	47,155	47,155	—	—
State Street Bank & Trust Company	326,736	326,736	—	—
TD Prime Services LLC	115,861	115,861	—	—
UBS AG	440,358	440,358	—	—
UBS Securities LLC	714,070	714,070	—	—
Wells Fargo Securities LLC	856,523	856,523	—	—

	$15,090,052	$15,090,052	$—	$—

Transportation Average
BNP Paribas New York Branch	$1,363,612	$1,363,612	$—	$—
Citigroup Global Markets Inc.	152,585	152,585	—	—
Goldman Sachs & Co.	2,135,770	2,135,770	—	—
Merrill Lynch, Pierce, Fenner & Smith	20,700,663	20,700,663	—	—
State Street Bank & Trust Company	84,437	84,437	—	—
Wells Fargo Bank, National Association	456,301	456,301	—	—

	$24,893,368	$24,893,368	$—	$—

U.S. Energy
Credit Suisse Securities (USA) LLC	$2,952,820	$2,952,820	$—	$—
Deutsche Bank Securities Inc.	974	974	—	—
Goldman Sachs & Co.	1,073,132	1,073,132	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,430,532	3,430,532	—	—
National Financial Services LLC	144,077	144,077	—	—
UBS AG	542,220	542,220	—	—
UBS Securities LLC	405,877	405,877	—	—
Wells Fargo Bank, National Association	1,100,138	1,100,138	—	—
Wells Fargo Securities LLC	236,810	236,810	—	—

	$9,886,580	$9,886,580	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
U.S. Healthcare
Barclays Bank PLC	$2,002,481	$2,002,481	$—	$—
Barclays Capital Inc.	12,893,804	12,893,804	—	—
BNP Paribas Securities Corp.	952,470	952,470	—	—
Citigroup Global Markets Inc.	4,550,475	4,550,475	—	—
Credit Suisse Securities (USA) LLC	6,494,433	6,494,433	—	—
Deutsche Bank Securities Inc.	83,258	83,258	—	—
Goldman Sachs & Co.	484,023	484,023	—	—
HSBC Bank PLC	2,337,625	2,337,625	—	—
JPMorgan Securities LLC	4,593,866	4,593,866	—	—
Merrill Lynch, Pierce, Fenner & Smith	9,901,294	9,901,294	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,956,804	11,956,804	—	—
Nomura Securities International Inc.	890,986	890,986	—	—
State Street Bank & Trust Company	323,945	323,945	—	—
TD Prime Services LLC	7,484,277	7,484,277	—	—
UBS AG	289,194	289,194	—	—
UBS Securities LLC	1,520,612	1,520,612	—	—
Wells Fargo Bank, National Association	199,928	199,928	—	—
Wells Fargo Securities LLC	333,061	333,061	—	—

	$67,292,536	$67,292,536	$—	$—

U.S. Technology
Barclays Bank PLC	$2,533,095	$2,533,095	$—	$—
BNP Paribas Securities Corp.	567,729	567,729	—	—
Citigroup Global Markets Inc.	3,885,321	3,885,321	—	—
Credit Suisse Securities (USA) LLC	5,413,717	5,413,717	—	—
Deutsche Bank Securities Inc.	134,951	134,951	—	—
Goldman Sachs & Co.	3,408,142	3,408,142	—	—
ING Financial Markets LLC	1,522,185	1,522,185	—	—
JPMorgan Securities LLC	38,952,651	38,952,651	—	—
Merrill Lynch, Pierce, Fenner & Smith	7,695,029	7,695,029	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	374,721	374,721	—	—
National Financial Services LLC	786,035	786,035	—	—
RBC Capital Markets LLC	22,179,571	22,179,571	—	—
State Street Bank & Trust Company	324,882	324,882	—	—
UBS AG	108,016	108,016	—	—
Wells Fargo Securities LLC	3,112,958	3,112,958	—	—

	$90,999,003	$90,999,003	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares Transportation Average, iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology and iShares U.S. Utilities ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Dow Jones U.S.	$21,251
Transportation Average	5,205
U.S. Energy	15,130
U.S. Healthcare	29,994
U.S. Technology	65,144
U.S. Utilities	53

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$8,854,369	$5,892,440
U.S. Energy	4,961,291	4,365,215
U.S. Healthcare	26,642,613	16,771,393
U.S. Technology	37,958,330	40,947,644
U.S. Utilities	2,899,231	1,752,639

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended October 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$42,981,448	$33,754,138
Transportation Average	55,615,948	56,840,297
U.S. Energy	35,731,890	33,025,501
U.S. Healthcare	75,429,929	76,132,384
U.S. Technology	423,177,252	422,746,779
U.S. Utilities	18,245,700	18,227,626

For the six months ended October 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$14,191,736	$7,180,301
Transportation Average	728,788,217	798,373,482
U.S. Energy	172,295,015	261,910,202
U.S. Healthcare	534,069,740	129,315,937
U.S. Technology	561,520,221	857,990,967
U.S. Utilities	140,339,137	138,794,559

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Dow Jones U.S.	$—	$2,653,096	$2,653,096
Transportation Average	23,015,684	4,851,034	27,866,718
U.S. Energy	55,658,360	10,785,190	66,443,550
U.S. Healthcare	11,633,268	2,243,166	13,876,434
U.S. Technology	9,036,658	6,381,458	15,418,116
U.S. Utilities	9,554,854	5,497,127	15,051,981

(a)	Must be utilized prior to losses subject to expiration.

As of October 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$774,199,036	$454,766,615	$(58,708,368)	$396,058,247
Transportation Average	857,985,887	2,440,925	(120,360,348)	(117,919,423)
U.S. Energy	1,253,566,404	13,840,805	(342,540,961)	(328,700,156)
U.S. Healthcare	2,235,861,970	367,797,060	(193,982,304)	173,814,756
U.S. Technology	3,337,775,361	862,415,675	(142,683,261)	719,732,414
U.S. Utilities	667,330,242	15,383,705	(51,795,343)	(36,411,638)

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount
Dow Jones U.S.
Shares sold	100,000	$14,265,513	150,000	$20,261,251
Shares redeemed	(50,000)	(7,347,289)	(950,000)	(119,673,037)

Net increase (decrease)	50,000	$6,918,224	(800,000)	$(99,411,786)

Transportation Average
Shares sold	3,700,000	$729,964,240	8,250,000	$1,488,736,785
Shares redeemed	(4,100,000)	(799,489,571)	(9,850,000)	(1,759,222,952)

Net decrease	(400,000)	$(69,525,331)	(1,600,000)	$(270,486,167)

U.S. Energy
Shares sold	4,200,000	$172,831,276	11,550,000	$442,825,205
Shares redeemed	(6,400,000)	(262,828,818)	(15,750,000)	(589,894,431)

Net decrease	(2,200,000)	$(89,997,542)	(4,200,000)	$(147,069,226)

U.S. Healthcare
Shares sold	2,800,000	$537,576,500	2,650,000	$458,301,611
Shares redeemed	(700,000)	(130,575,480)	(4,350,000)	(749,581,753)

Net increase (decrease)	2,100,000	$407,001,020	(1,700,000)	$(291,280,142)

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount
U.S. Technology
Shares sold	3,050,000	$562,151,158	7,150,000	$1,133,083,249
Shares redeemed	(4,700,000)	(860,085,117)	(7,700,000)	(1,219,692,757)

Net decrease	(1,650,000)	$(297,933,959)	(550,000)	$(86,609,508)

U.S. Utilities
Shares sold	1,050,000	$140,657,770	2,900,000	$400,077,963
Shares redeemed	(1,050,000)	(139,116,916)	(4,450,000)	(581,215,346)

Net increase (decrease)	—	$1,540,854	(1,550,000)	$(181,137,383)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Dow Jones U.S. ETF received proceeds of $118,354 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended April 30, 2018 were classified as follows:

iShares ETF	Net Investment Income
Dow Jones U.S.	$19,044,585
Transportation Average	9,873,738
U.S. Energy	31,781,233
U.S. Healthcare	22,513,635
U.S. Technology	33,204,002
U.S. Utilities	21,100,758

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Undistributed net investment income as of April 30, 2018 are as follows:

iShares ETF	Undistributed net investment income
Dow Jones U.S.	$937,574
Transportation Average	—
U.S. Energy	19,073
U.S. Healthcare	1,396,100
U.S. Technology	—
U.S. Utilities	485,288

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Board Review and Approval of Investment Advisory Contract

I. iShares Dow Jones U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Transportation Average ETF, iShares U.S. Healthcare ETF and iShares U.S. Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Energy ETF and iShares U.S. Technology ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) ( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	63

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.(a)	$1.123287	$—	$0.018381	$1.141668	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	65

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

  iShares U.S. Basic Materials ETF  |  IYM  |  NYSE Arca

  iShares U.S. Consumer Goods ETF  |  IYK  |  NYSE Arca

  iShares U.S. Consumer Services ETF  |  IYC  |  NYSE Arca

  iShares U.S. Financial Services ETF  |  IYG  |  NYSE Arca

  iShares U.S. Financials ETF  |  IYF  |  NYSE Arca

  iShares U.S. Industrials ETF  |  IYJ  |  Cboe BZX

  iShares MSCI KLD 400 Social ETF  |  DSI  |  NYSE Arca

  iShares MSCI USA ESG Select ETF  |  SUSA  |  NYSE Arca

Fund Summary as of October 31, 2018	iShares® U.S. Basic Materials ETF

Investment Objective

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.29)%	(9.57)%	4.55%	9.59%	(9.57)%	24.90%	149.78%
Fund Market	(8.32)	(9.60)	4.54	9.59	(9.60)	24.84	149.93
Index	(8.13)	(9.21)	4.95	10.05	(9.21)	27.34	160.45

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 917.10	$ 2.03		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Chemicals	82.8%
Metals & Mining	15.7
Paper & Forest Products	1.0
Oil, Gas & Consumable Fuels	0.5

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
DowDuPont Inc.	20.8%
Linde PLC	15.2
Ecolab Inc.	6.5
Air Products & Chemicals Inc.	5.7
LyondellBasell Industries NV, Class A	4.8
PPG Industries Inc.	4.2
Nucor Corp.	3.1
Freeport-McMoRan Inc.	2.8
Newmont Mining Corp.	2.8
International Flavors & Fragrances Inc.	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	iShares® U.S. Consumer Goods ETF

Investment Objective

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.68%	(1.02)%	6.83%	11.59%	(1.02)%	39.13%	199.50%
Fund Market	3.71	(1.02)	6.83	11.58	(1.02)	39.12	199.11
Index	3.91	(0.62)	7.27	12.09	(0.62)	42.05	213.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,036.80	$ 2.16		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Food, Beverage & Tobacco	48.0%
Household & Personal Products	19.1
Consumer Durables & Apparel	15.1
Automobiles & Components	10.2
Media & Entertainment	4.6
Capital Goods	1.1
Retailing	1.0
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Procter & Gamble Co. (The)	10.6%
Coca-Cola Co. (The)	8.8
PepsiCo Inc.	7.7
Philip Morris International Inc.	6.6
Altria Group Inc.	5.9
NIKE Inc., Class B	4.6
Mondalez International Inc., Class A	3.0
Activision Blizzard Inc.	2.5
Colgate-Palmolive Co.	2.5
General Motors Co.	2.3

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® U.S. Consumer Services ETF

Investment Objective

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.44%	18.89%	12.13%	17.26%	18.89%	77.24%	391.59%
Fund Market	5.48	18.92	12.12	17.25	18.92	77.20	390.97
Index	5.47	19.09	12.54	17.74	19.09	80.50	411.91

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,054.40	$ 2.17		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Retailing	43.5%
Media & Entertainment	23.2
Consumer Services	16.4
Food & Staples Retailing	11.2
Transportation	3.3
Commercial & Professional Services	1.4
Other (each representing less than 1%)	1.0

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Amazon. com Inc.	18.9%
Comcast Corp., Class A	5.0
Walt Disney Co. (The)	4.6
Home Depot Inc. (The)	4.6
Walmart Inc.	4.2
McDonald’s Corp.	4.1
Netflix Inc.	3.8
Costco Wholesale Corp.	2.9
Booking Holdings Inc.	2.6
Starbucks Corp.	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	iShares® U.S. Financial Services ETF

Investment Objective

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.26)%	3.24%	11.95%	9.14%	3.24%	75.81%	139.78%
Fund Market	(3.25)	3.24	11.94	9.16	3.24	75.72	140.27
Index	(3.06)	3.70	12.42	9.56	3.70	79.55	149.19

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 967.40	$ 2.08		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Banks	54.0%
Diversified Financials	31.2
Software & Services	14.5
Insurance	0.3

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
JPMorgan Chase & Co.	12.5%
Bank of America Corp.	8.7
Visa Inc., Class A	8.4
Wells Fargo & Co.	7.9
Mastercard Inc., Class A	6.2
Citigroup Inc.	5.6
U. S. Bancorp.	2.7
Goldman Sachs Group Inc. (The)	2.7
American Express Co.	2.5
CME Group Inc.	2.1

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® U.S. Financials ETF

Investment Objective

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.19)%	2.21%	10.53%	9.74%	2.21%	64.96%	153.30%
Fund Market	(1.18)	2.24	10.52	9.75	2.24	64.86	153.60
Index	(1.00)	2.57	10.98	10.16	2.57	68.35	163.25

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 988.10	$ 2.10		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Banks	31.7%
Diversified Financials	27.3
Real Estate	19.0
Insurance	13.6
Software & Services	8.1
Commercial & Professional Services	0.3

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	8.0%
JPMorgan Chase & Co.	7.3
Bank of America Corp.	5.1
Wells Fargo & Co.	4.6
Visa Inc., Class A	4.5
Mastercard Inc., Class A	3.6
Citigroup Inc.	3.3
U. S. Bancorp.	1.6
Goldman Sachs Group Inc. (The)	1.6
American Express Co.	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2018	iShares® U.S. Industrials ETF

Investment Objective

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.85)%	(0.14)%	9.70%	13.59%	(0.14)%	58.88%	257.59%
Fund Market	(0.87)	(0.16)	9.69	13.56	(0.16)	58.81	256.80
Index	(0.65)	0.27	10.18	14.09	0.27	62.39	273.56

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 991.50	$ 2.11		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Capital Goods	54.0%
Software & Services	16.9
Transportation	13.1
Commercial & Professional Services	5.4
Technology Hardware & Equipment	5.2
Materials	5.1
Pharmaceuticals, Biotechnology & Life Sciences	0.3

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Boeing Co. (The)	5.9%
3M Co.	3.4
Union Pacific Corp.	3.3
Honeywell International Inc.	3.3
Accenture PLC, Class A	3.1
PayPal Holdings Inc.	3.1
United Technologies Corp.	2.9
General Electric Co.	2.7
United Parcel Service Inc., Class B	2.3
Lockheed Martin Corp.	2.2

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® MSCI KLD 400 Social ETF

Investment Objective

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The index excludes companies involved in tobacco, alcohol, gambling, controversial weapons, civilian firearms, nuclear weapons, conventional weapons, nuclear power, adult entertainment and genetically modified organisms (GMOs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.21%	5.07%	9.95%	12.30%	5.07%	60.71%	219.07%
Fund Market	1.19	5.05	9.94	12.35	5.05	60.60	220.52
Index	1.32	5.45	10.48	12.86	5.45	64.60	235.23

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,012.10	$ 1.27		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	23.8%
Communication Services	14.8
Health Care	12.3
Industrials	10.4
Financials	9.8
Consumer Discretionary	8.4
Consumer Staples	7.4
Energy	4.4
Real Estate	3.9
Materials	3.2
Utilities	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Microsoft Corp.	7.0%
Facebook Inc., Class A	3.3
Alphabet Inc., Class C	3.0
Alphabet Inc., Class A	2.9
Verizon Communications Inc.	2.1
Procter & Gamble Co. (The)	2.0
Intel Corp.	2.0
Cisco Systems Inc.	1.9
Merck & Co. Inc.	1.8
Coca-Cola Co. (The)	1.7

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2018	iShares® MSCI USA ESG Select ETF

Investment Objective

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”). The index further excludes companies whose primary revenue is derived from alcohol, gambling, nuclear power, conventional and controversial weapons and civilian firearms. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.81%	4.40%	10.15%	11.96%	4.40%	62.13%	209.44%
Fund Market	0.85	4.47	10.13	11.93	4.47	62.03	208.55
Index(a)	0.93	4.78	10.68	12.51	4.78	66.06	224.99
MSCI USA ESG Select Index	0.93	4.78	10.68	12.51	4.78	66.06	224.99
MSCI USA Extended ESG Select Index(b)	0.93	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Select Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA Extended ESG Select Index, which, effective as of June 1, 2018, replaced the MSCI USA ESG Select Index as the underlying index of the Fund.

(b)	The inception date of the MSCI USA Extended ESG Select Index was March 27, 2018. The cumulative total return of this index for the period March 27, 2018 through October 31, 2018 was 2.5%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,008.10	$ 1.27		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	26.4%
Health Care	11.8
Industrials	11.7
Financials	10.8
Consumer Staples	8.7
Consumer Discretionary	8.4
Materials	6.2
Real Estate	5.0
Communication Services	4.5
Energy	3.5
Utilities	3.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Microsoft Corp.	5.4%
Ecolab Inc.	5.2
Apple Inc.	4.9
3M Co.	3.6
Accenture PLC, Class A	3.5
Alphabet Inc., Class A	2.5
Rockwell Collins Inc.	2.3
BlackRock Inc.	2.0
Northern Trust Corp.	1.9
Agilent Technologies Inc.	1.8

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 82.6%
Air Products & Chemicals Inc.	165,081	$25,480,251
Albemarle Corp.	81,399	8,076,409
Ashland Global Holdings Inc.	46,854	3,466,259
Axalta Coating Systems Ltd.(a)	160,717	3,966,496
Cabot Corp.	46,204	2,249,211
Celanese Corp.	101,298	9,819,828
CF Industries Holdings Inc.	175,234	8,416,489
Chemours Co. (The)	132,732	4,381,483
DowDuPont Inc.	1,737,131	93,666,104
Eastman Chemical Co.	106,039	8,308,156
Ecolab Inc.	191,404	29,313,523
FMC Corp.	101,048	7,889,828
GCP Applied Technologies Inc.(a)	54,158	1,406,483
HB Fuller Co.	37,987	1,688,902
Huntsman Corp.	161,357	3,530,491
Ingevity Corp.(a)	31,558	2,874,303
International Flavors & Fragrances Inc., New	75,970	10,989,820
Linde PLC	413,488	68,419,859
LyondellBasell Industries NV, Class A	240,347	21,455,777
Minerals Technologies Inc.	26,499	1,450,820
Mosaic Co. (The)	266,164	8,235,114
NewMarket Corp.	6,706	2,588,248
Olin Corp.	125,345	2,531,969
Platform Specialty Products Corp.(a)	175,232	1,896,010
PolyOne Corp.	60,001	1,938,632
PPG Industries Inc.	182,206	19,148,029
RPM International Inc.	100,157	6,126,604
Scotts Miracle-Gro Co. (The)	29,542	1,971,633
Sensient Technologies Corp.	31,732	2,058,137
Trinseo SA	31,974	1,722,759
Valvoline Inc.	143,168	2,851,907
Westlake Chemical Corp.	27,248	1,942,782
WR Grace & Co.	50,467	3,269,757

		373,132,073
Metals & Mining — 15.6%
Alcoa Corp.(a)	139,947	4,896,746
Allegheny Technologies Inc.(a)	94,335	2,442,333
Carpenter Technology Corp.	35,472	1,546,934

Security	Shares	Value

Metals & Mining (continued)
Commercial Metals Co.	87,825	$1,673,945
Compass Minerals International Inc.	25,408	1,232,542
Freeport-McMoRan Inc.	1,089,471	12,692,337
Newmont Mining Corp.	401,574	12,416,668
Nucor Corp.	238,162	14,080,137
Reliance Steel & Aluminum Co.	54,303	4,285,593
Royal Gold Inc.	49,164	3,767,437
Steel Dynamics Inc.	176,222	6,978,391
U.S. Steel Corp.	133,016	3,528,914
Worthington Industries Inc.	30,320	1,269,802

		70,811,779
Oil, Gas & Consumable Fuels — 0.5%
Peabody Energy Corp.	62,113	2,201,906

Paper & Forest Products — 1.0%
Domtar Corp.	47,206	2,186,110
KapStone Paper and Packaging Corp.	66,825	2,338,875

		4,524,985

Total Common Stocks — 99.7% (Cost: $548,914,688)		450,670,743

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	376,637	376,637

Total Short-Term Investments — 0.1% (Cost: $376,637)		376,637

Total Investments in Securities — 99.8% (Cost: $549,291,325)		451,047,380

Other Assets, Less Liabilities — 0.2%		774,838

Net Assets — 100.0%		$451,822,218

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	313,636	(313,636)	—	$—	$2,514	(b)	$(494)	$(23)
BlackRock Cash Funds: Treasury, SL Agency Shares	740,030	(363,393)	376,637	376,637	6,598		—	—

				$376,637	$9,112		$(494)	$(23)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Basic Materials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$450,670,743	$—	$—	$450,670,743
Money Market Funds	376,637	—	—	376,637

	$451,047,380	$—	$—	$451,047,380

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 3.4%
Adient PLC	19,865	$604,293
Aptiv PLC	60,883	4,675,814
Autoliv Inc.	20,039	1,670,050
BorgWarner Inc.	48,033	1,892,981
Dana Inc.	33,066	514,838
Delphi Technologies PLC	20,414	437,676
Garrett Motion Inc.(a)	17,006	257,981
Gentex Corp.	61,754	1,299,922
Goodyear Tire & Rubber Co. (The)	54,438	1,146,464
Lear Corp.	15,066	2,002,271
Tenneco Inc., Class A	12,802	440,773
Veoneer Inc.(a)	20,022	672,339
Visteon Corp.(a)(b)	6,717	530,912

		16,146,314
Automobiles — 6.8%
Ford Motor Co.	900,313	8,597,989
General Motors Co.	301,752	11,041,106
Harley-Davidson Inc.	38,215	1,460,577
Tesla Inc.(a)(b)	30,993	10,454,559
Thor Industries Inc.	11,517	802,044

		32,356,275
Beverages — 20.3%
Brown-Forman Corp., Class B, NVS	38,759	1,796,092
Coca-Cola Co. (The)	880,248	42,146,274
Constellation Brands Inc., Class A	38,604	7,691,075
Keurig Dr Pepper Inc.	41,518	1,079,468
Molson Coors Brewing Co., Class B	43,045	2,754,880
Monster Beverage Corp.(a)	91,486	4,835,035
National Beverage Corp.(a)	2,792	258,120
PepsiCo Inc.	325,254	36,552,045

		97,112,989
Commercial Services & Supplies — 0.2%
Herman Miller Inc.	13,707	451,646
HNI Corp.	9,982	378,218

		829,864
Distributors — 1.0%
Genuine Parts Co.	33,749	3,304,702
Pool Corp.	9,267	1,350,665

		4,655,367
Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	66,545	1,428,721

Entertainment — 4.6%
Activision Blizzard Inc.	175,333	12,106,743
Electronic Arts Inc.(a)	70,100	6,377,698
Take-Two Interactive Software Inc.(a)	26,178	3,373,559

		21,858,000
Food & Staples Retailing — 0.4%
Performance Food Group Co.(a)	23,959	702,478
U.S. Foods Holding Corp.(a)	49,803	1,452,753

		2,155,231
Food Products — 15.1%
Archer-Daniels-Midland Co.	128,724	6,082,209
B&G Foods Inc.	15,081	392,709
Bunge Ltd.	32,441	2,004,854
Campbell Soup Co.(b)	44,259	1,655,729
Conagra Brands Inc.	108,691	3,869,400

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	37,845	$781,878
Flowers Foods Inc.	42,203	814,940
General Mills Inc.	137,057	6,003,096
Hain Celestial Group Inc. (The)(a)(b)	20,412	507,850
Hershey Co. (The)	32,144	3,444,230
Hormel Foods Corp.	62,527	2,728,678
Ingredion Inc.	16,293	1,648,526
JM Smucker Co. (The)	26,157	2,833,326
Kellogg Co.	58,199	3,810,870
Kraft Heinz Co. (The)	143,000	7,860,710
Lamb Weston Holdings Inc.	33,673	2,631,882
Lancaster Colony Corp.	4,486	768,811
McCormick & Co. Inc./MD, NVS	27,891	4,016,304
Mondelez International Inc., Class A	337,268	14,158,511
Pilgrim’s Pride Corp.(a)(b)	12,042	212,662
Post Holdings Inc.(a)	15,293	1,352,207
Seaboard Corp.	62	239,630
TreeHouse Foods Inc.(a)	12,949	589,956
Tyson Foods Inc., Class A	68,053	4,077,736

		72,486,704
Household Durables — 3.7%
DR Horton Inc.	78,911	2,837,640
Helen of Troy Ltd.(a)(b)	6,028	748,195
Leggett & Platt Inc.	29,889	1,085,270
Lennar Corp., Class A	67,089	2,883,485
Lennar Corp., Class B	3,677	131,526
Mohawk Industries Inc.(a)	14,583	1,818,938
Newell Brands Inc.	99,969	1,587,508
NVR Inc.(a)	784	1,755,399
PulteGroup Inc.	59,967	1,473,389
Tempur Sealy International Inc.(a)(b)	10,443	482,571
Toll Brothers Inc.	31,164	1,048,980
Tupperware Brands Corp.	11,522	404,422
Whirlpool Corp.	14,856	1,630,595

		17,887,918
Household Products — 16.8%
Church & Dwight Co. Inc.	56,437	3,350,665
Clorox Co. (The)	29,456	4,372,743
Colgate-Palmolive Co.	199,555	11,883,500
Energizer Holdings Inc.	13,717	806,148
Kimberly-Clark Corp.	79,953	8,339,098
Procter & Gamble Co. (The)	572,437	50,763,713
Spectrum Brands Holdings Inc.	10,382	674,311

		80,190,178
Leisure Products — 1.2%
Brunswick Corp./DE	19,916	1,035,433
Hasbro Inc.	26,857	2,463,055
Mattel Inc.(a)	79,056	1,073,581
Polaris Industries Inc.	13,433	1,195,268

		5,767,337
Machinery — 1.1%
Stanley Black & Decker Inc.	35,188	4,100,106
WABCO Holdings Inc.(a)	12,145	1,304,980

		5,405,086
Personal Products — 2.3%
Coty Inc., Class A	103,448	1,091,376
Edgewell Personal Care Co.(a)	12,410	595,432
Estee Lauder Companies Inc. (The), Class A	51,546	7,084,482
Herbalife Nutrition Ltd.(a)(b)	24,180	1,287,827

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nu Skin Enterprises Inc., Class A	12,771	$896,780

		10,955,897
Textiles, Apparel & Luxury Goods — 10.1%
Carter’s Inc.	10,681	1,025,162
Columbia Sportswear Co.	6,928	625,460
Deckers Outdoor Corp.(a)	6,924	880,525
Hanesbrands Inc.	82,736	1,419,750
Lululemon Athletica Inc.(a)	24,900	3,504,177
Michael Kors Holdings Ltd.(a)	34,340	1,902,779
NIKE Inc., Class B	294,477	22,097,554
PVH Corp.	17,642	2,130,977
Ralph Lauren Corp.	12,711	1,647,473
Skechers U.S.A. Inc., Class A(a)	31,081	887,984
Steven Madden Ltd.	18,255	570,834
Tapestry Inc.	66,241	2,802,657
Under Armour Inc., Class A(a)	42,740	944,981
Under Armour Inc., Class C, NVS(a)	43,917	870,874
VF Corp.	74,763	6,196,358
Wolverine World Wide Inc.	21,891	769,907

		48,277,452
Tobacco — 12.5%
Altria Group Inc.	433,538	28,197,312
Philip Morris International Inc.	357,493	31,484,408

		59,681,720

Total Common Stocks — 99.8% (Cost: $524,359,982)		477,195,053

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	13,265,791	$13,268,445
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	224,274	224,274

		13,492,719

Total Short-Term Investments — 2.8% (Cost: $13,492,040)		13,492,719

Total Investments in Securities — 102.6% (Cost: $537,852,022)		490,687,772

Other Assets, Less Liabilities — (2.6)%		(12,589,329)

Net Assets — 100.0%		$478,098,443

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,355,401	(89,610)	13,265,791	$13,268,445	$75,723	(b)	$1,725		$(420)
BlackRock Cash Funds: Treasury, SL Agency Shares	328,781	(104,507)	224,274	224,274	6,984		—		—

				$13,492,719	$82,707		$1,725		$(420)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Consumer Goods ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$477,195,053	$—	$—	$477,195,053
Money Market Funds	13,492,719	—	—	13,492,719

	$490,687,772	$—	$—	$490,687,772

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.2%
Alaska Air Group Inc.	32,500	$1,996,150
Allegiant Travel Co.	3,369	384,538
American Airlines Group Inc.	108,215	3,796,182
Delta Air Lines Inc.	173,929	9,519,134
JetBlue Airways Corp.(a)	71,043	1,188,549
Southwest Airlines Co.	144,742	7,106,832
Spirit Airlines Inc.(a)(b)	7,543	391,482
United Continental Holdings Inc.(a)	60,446	5,168,738

		29,551,605
Commercial Services & Supplies — 0.7%
Copart Inc.(a)(b)	53,703	2,626,614
KAR Auction Services Inc.	38,542	2,194,581
Rollins Inc.	28,269	1,673,525

		6,494,720
Distributors — 0.3%
LKQ Corp.(a)	86,957	2,371,317

Diversified Consumer Services — 1.3%
Adtalem Global Education Inc.(a)	11,728	593,789
Bright Horizons Family Solutions Inc.(a)	16,982	1,951,402
frontdoor Inc.(a)	19,230	654,781
Graham Holdings Co., Class B	671	389,884
Grand Canyon Education Inc.(a)	11,563	1,441,906
H&R Block Inc.	61,877	1,642,215
Service Corp. International/U.S.	52,793	2,189,326
ServiceMaster Global Holdings Inc.(a)	38,460	1,649,165
Sotheby’s(a)	7,692	323,064
Weight Watchers International Inc.(a)	10,200	674,220

		11,509,752
Entertainment — 11.5%
Cinemark Holdings Inc.	29,283	1,217,294
Liberty Media Corp.-Liberty Formula One, Class A(a)	10,534	333,822
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	53,536	1,770,971
Lions Gate Entertainment Corp., Class A	16,037	307,269
Lions Gate Entertainment Corp., Class B, NVS(b)	15,203	270,461
Live Nation Entertainment Inc.(a)	38,765	2,027,410
Madison Square Garden Co. (The), Class A(a)	4,544	1,256,961
Netflix Inc.(a)	115,481	34,849,856
Twenty-First Century Fox Inc., Class A, NVS	283,103	12,886,849
Twenty-First Century Fox Inc., Class B	120,721	5,454,175
Viacom Inc., Class A	5,581	197,400
Viacom Inc., Class B, NVS	86,498	2,766,206
Walt Disney Co. (The)	365,953	42,022,383

		105,361,057
Food & Staples Retailing — 11.1%
Casey’s General Stores Inc.	10,661	1,344,459
Costco Wholesale Corp.	117,316	26,821,957
Kroger Co. (The)	213,353	6,349,385
Rite Aid Corp.(a)(b)	281,509	337,811
Sprouts Farmers Market Inc.(a)	32,698	879,249
Sysco Corp.	129,811	9,259,419
Walgreens Boots Alliance Inc.	229,133	18,277,939
Walmart Inc.	386,719	38,780,181

		102,050,400
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	44,350	3,902,800

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	83,278	$4,213,867

		8,116,667
Hotels, Restaurants & Leisure — 15.1%
Aramark	67,587	2,427,725
Bloomin’ Brands Inc.	19,966	398,322
Boyd Gaming Corp.	8,459	224,671
Brinker International Inc.	10,404	451,013
Caesars Entertainment Corp.(a)	148,902	1,279,068
Carnival Corp.	110,257	6,178,802
Cheesecake Factory Inc. (The)	7,679	371,203
Chipotle Mexican Grill Inc.(a)	6,459	2,973,271
Choice Hotels International Inc.	11,566	848,944
Churchill Downs Inc.	2,425	605,304
Cracker Barrel Old Country Store Inc.	5,017	796,098
Darden Restaurants Inc.	32,861	3,501,340
Domino’s Pizza Inc.	11,718	3,149,681
Dunkin’ Brands Group Inc.	24,178	1,754,356
Extended Stay America Inc.	51,607	840,162
Hilton Grand Vacations Inc.(a)	27,011	725,786
Hilton Worldwide Holdings Inc.	77,202	5,494,466
Hyatt Hotels Corp., Class A	8,983	621,624
Jack in the Box Inc.	8,047	635,150
Las Vegas Sands Corp.	102,025	5,206,336
Marriott International Inc./MD, Class A	80,127	9,366,045
Marriott Vacations Worldwide Corp.	10,813	956,842
McDonald’s Corp.	209,720	37,099,468
MGM Resorts International	138,454	3,693,953
Norwegian Cruise Line Holdings Ltd.(a)	53,845	2,372,949
Planet Fitness Inc., Class A(a)	16,405	805,321
Royal Caribbean Cruises Ltd.	46,282	4,847,114
Scientific Games Corp./DE, Class A(a)(b)	14,476	322,236
Six Flags Entertainment Corp.	22,736	1,224,561
Starbucks Corp.	368,094	21,448,837
Texas Roadhouse Inc.	15,573	941,544
Vail Resorts Inc.	11,208	2,816,795
Wendy’s Co. (The)	48,489	835,950
Wyndham Destinations Inc.	29,797	1,069,116
Wyndham Hotels & Resorts Inc.	26,686	1,315,353
Wynn Resorts Ltd.	24,613	2,476,068
Yum! Brands Inc.	87,770	7,935,286

		138,010,760
Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)	25,046	1,305,898
Yelp Inc.(a)(b)	19,797	847,708

		2,153,606
Internet & Direct Marketing Retail — 22.6%
Amazon.com Inc.(a)	108,370	173,176,344
Booking Holdings Inc.(a)	12,800	23,994,624
Expedia Group Inc.	31,843	3,994,067
Groupon Inc.(a)	77,822	254,478
Liberty Expedia Holdings Inc., Class A(a)	11,816	513,051
Qurate Retail Inc.(a)	117,607	2,580,297
Shutterfly Inc.(a)	10,099	504,950
Wayfair Inc., Class A(a)	14,669	1,617,844

		206,635,655
IT Services — 0.1%
LiveRamp Holdings Inc.(a)	20,439	933,654

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 11.5%
Altice USA Inc., Class A	22,869	$372,993
AMC Networks Inc., Class A(a)(b)	11,903	697,279
Cable One Inc.	1,445	1,294,344
CBS Corp., Class B, NVS	93,319	5,351,845
Charter Communications Inc., Class A(a)(b)	48,302	15,474,512
Comcast Corp., Class A	1,208,881	46,106,721
Discovery Inc., Class A(a)	46,803	1,515,949
Discovery Inc., Class C, NVS(a)	88,931	2,606,568
DISH Network Corp., Class A(a)	54,286	1,668,752
GCI Liberty Inc., Class A(a)	28,010	1,325,713
Interpublic Group of Companies Inc. (The)	101,465	2,349,929
John Wiley & Sons Inc., Class A	10,267	556,882
Liberty Broadband Corp., Class A(a)	8,919	738,404
Liberty Broadband Corp., Class C, NVS(a)	34,846	2,889,779
Liberty Global PLC, Class A(a)	57,103	1,463,550
Liberty Global PLC, Class C, NVS(a)	163,278	4,088,481
Liberty Latin America Ltd., Class A(a)(b)	11,383	204,666
Liberty Latin America Ltd., Class C, NVS(a)	32,213	580,156
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	25,531	1,052,899
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	46,516	1,919,715
Meredith Corp.	10,367	534,523
New York Times Co. (The), Class A(b)	31,410	829,224
News Corp., Class A, NVS	99,225	1,308,778
News Corp., Class B	34,571	461,177
Nexstar Media Group Inc., Class A	9,569	716,622
Omnicom Group Inc.	62,268	4,627,758
Sinclair Broadcast Group Inc., Class A	15,353	439,710
Sirius XM Holdings Inc.(b)	402,114	2,420,726
TEGNA Inc.	44,707	515,919
Tribune Media Co., Class A	21,272	808,549

		104,922,123
Multiline Retail — 4.1%
Big Lots Inc.(b)	14,719	611,133
Dillard’s Inc., Class A(b)	5,939	418,224
Dollar General Corp.	77,513	8,633,398
Dollar Tree Inc.(a)	64,856	5,467,361
Kohl’s Corp.	46,536	3,524,171
Macy’s Inc.	85,468	2,930,698
Nordstrom Inc.	34,107	2,243,217
Ollie’s Bargain Outlet Holdings Inc.(a)	15,393	1,430,010
Target Corp.	147,939	12,372,139

		37,630,351
Professional Services — 0.7%
Dun & Bradstreet Corp. (The)	10,793	1,535,628
IHS Markit Ltd.(a)	97,420	5,117,473

		6,653,101
Road & Rail — 0.1%
AMERCO	1,154	376,758
Avis Budget Group Inc.(a)	15,725	442,187

		818,945
Specialty Retail — 16.5%
Aaron’s Inc.	19,729	929,828
Advance Auto Parts Inc.	20,639	3,297,287
American Eagle Outfitters Inc.	50,698	1,169,095
AutoNation Inc.(a)	18,685	756,369
AutoZone Inc.(a)	8,025	5,886,097

Security	Shares	Value

Specialty Retail (continued)
Bed Bath & Beyond Inc.	44,705	$614,247
Best Buy Co. Inc.	67,028	4,702,684
Burlington Stores Inc.(a)	20,923	3,588,085
CarMax Inc.(a)	52,426	3,560,250
Dick’s Sporting Goods Inc.	24,844	878,732
Five Below Inc.(a)	16,278	1,852,762
Floor & Decor Holdings Inc., Class A(a)	8,790	224,848
Foot Locker Inc.	33,049	1,557,930
Gap Inc. (The)	62,293	1,700,599
Home Depot Inc. (The)	237,318	41,739,490
L Brands Inc.	67,355	2,183,649
Lithia Motors Inc., Class A	7,882	702,128
Lowe’s Companies Inc. .	222,779	21,213,016
Michaels Companies Inc. (The)(a)	31,611	501,034
Murphy USA Inc.(a)(b)	10,168	819,846
National Vision Holdings Inc.(a)(b)	8,940	370,384
O’Reilly Automotive Inc.(a)	22,842	7,326,571
Penske Automotive Group Inc.	14,569	646,572
Ross Stores Inc.	114,189	11,304,711
Sally Beauty Holdings Inc.(a)(b)	41,962	747,343
Signet Jewelers Ltd.	14,632	820,124
Tiffany & Co.	29,759	3,312,177
TJX Companies Inc. (The)	165,550	18,190,634
Tractor Supply Co.	36,002	3,308,224
Ulta Salon Cosmetics & Fragrance Inc.(a)	15,884	4,360,476
Urban Outfitters Inc.(a)	24,607	970,992
Williams-Sonoma Inc.	22,723	1,349,292

		150,585,476
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply Inc.(a)(b)	14,298	399,057

Total Common Stocks — 99.9% (Cost: $829,059,096)		914,198,246

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	6,197,927	6,199,167
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	1,052,944	1,052,944

		7,252,111

Total Short-Term Investments — 0.8% (Cost: $7,251,067)		7,252,111

Total Investments in Securities — 100.7% (Cost: $836,310,163)		921,450,357

Other Assets, Less Liabilities — (0.7)%		(6,364,909)

Net Assets — 100.0%		$915,085,448

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Consumer Services ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,166,393	(8,968,466)	6,197,927	$6,199,167	$45,841	(b)	$2,394		$1
BlackRock Cash Funds: Treasury, SL Agency Shares	593,674	459,270	1,052,944	1,052,944	10,979		—		—

				$7,252,111	$56,820		$2,394		$1

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$914,198,246	$—	$—	$914,198,246
Money Market Funds	7,252,111	—	—	7,252,111

	$921,450,357	$—	$—	$921,450,357

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 53.2%
Associated Banc-Corp.	91,335	$2,117,145
BancorpSouth Bank	47,624	1,366,809
Bank of America Corp.	4,921,674	135,346,035
Bank of Hawaii Corp.	22,176	1,739,485
Bank OZK	63,896	1,748,195
BankUnited Inc.	55,691	1,843,372
BB&T Corp.	410,331	20,171,872
BOK Financial Corp.	16,905	1,449,266
Cathay General Bancorp.	40,972	1,543,415
Chemical Financial Corp.	37,679	1,765,638
CIT Group Inc.	59,838	2,835,124
Citigroup Inc.	1,333,387	87,283,513
Citizens Financial Group Inc.	252,178	9,418,848
Comerica Inc.	90,853	7,409,971
Commerce Bancshares Inc.	50,358	3,202,769
Cullen/Frost Bankers Inc.	33,887	3,318,215
East West Bancorp. Inc.	76,650	4,019,526
Fifth Third Bancorp.	353,053	9,528,900
First Citizens BancShares Inc./NC, Class A	4,846	2,067,449
First Financial Bankshares Inc.	35,920	2,118,921
First Hawaiian Inc.	48,031	1,190,208
First Horizon National Corp.	171,900	2,774,466
First Republic Bank/CA	85,745	7,801,938
FNB Corp.	171,358	2,027,165
Fulton Financial Corp.	93,288	1,493,541
Glacier Bancorp. Inc.	44,983	1,907,279
Hancock Whitney Corp.	45,131	1,893,697
Home BancShares Inc./AR	85,279	1,623,712
Huntington Bancshares Inc./OH	585,206	8,386,002
IBERIABANK Corp.	29,748	2,215,929
International Bancshares Corp.	29,134	1,127,486
Investors Bancorp. Inc.	129,699	1,450,035
JPMorgan Chase & Co.	1,780,715	194,133,549
KeyCorp	557,405	10,122,475
M&T Bank Corp.	76,186	12,601,926
MB Financial Inc.	44,560	1,978,018
PacWest Bancorp.	64,663	2,626,611
People’s United Financial Inc.	197,092	3,086,461
Pinnacle Financial Partners Inc.	38,864	2,032,587
PNC Financial Services Group Inc. (The)(a)	246,004	31,609,054
Popular Inc.	54,221	2,820,034
Prosperity Bancshares Inc.	35,240	2,291,657
Regions Financial Corp.	584,127	9,912,635
Signature Bank/New York NY	29,373	3,228,093
Sterling Bancorp./DE	119,384	2,146,524
SunTrust Banks Inc.	244,111	15,295,995
SVB Financial Group(b)	28,216	6,693,682
Synovus Financial Corp.	62,301	2,340,026
TCF Financial Corp.	88,745	1,852,996
Texas Capital Bancshares Inc.(b)	26,624	1,736,684
Trustmark Corp.	35,608	1,096,726
U.S. Bancorp.	811,338	42,408,637
UMB Financial Corp.	23,926	1,527,675
Umpqua Holdings Corp.	116,315	2,233,248
United Bankshares Inc./WV	55,120	1,828,330
Valley National Bancorp.	175,531	1,751,799
Webster Financial Corp.	48,738	2,867,744
Wells Fargo & Co.	2,296,583	122,247,113

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp.(b)	51,545	$2,486,531
Wintrust Financial Corp.	29,841	2,272,094
Zions Bancorp. N.A	103,155	4,853,443

		826,268,273
Capital Markets — 24.4%
Affiliated Managers Group Inc.	28,246	3,210,440
Ameriprise Financial Inc.	75,165	9,563,995
Bank of New York Mellon Corp. (The)	487,422	23,069,683
BGC Partners Inc., Class A	142,585	1,509,974
BlackRock Inc.(a)	65,105	26,785,499
Cboe Global Markets Inc.	59,286	6,690,425
Charles Schwab Corp. (The)	637,098	29,459,412
CME Group Inc.	180,458	33,067,124
E*TRADE Financial Corp.	137,679	6,804,096
Eaton Vance Corp., NVS	62,433	2,812,607
Evercore Inc., Class A	21,739	1,775,859
FactSet Research Systems Inc.	20,291	4,540,314
Federated Investors Inc., Class B	50,625	1,248,919
Franklin Resources Inc.	161,699	4,931,820
Goldman Sachs Group Inc. (The)	186,039	41,927,609
Interactive Brokers Group Inc., Class A	39,788	1,965,925
Intercontinental Exchange Inc.	303,827	23,406,832
Invesco Ltd.	217,322	4,718,061
Janus Henderson Group PLC	89,463	2,198,106
Lazard Ltd., Class A	68,640	2,727,754
Legg Mason Inc.	45,234	1,276,503
LPL Financial Holdings Inc.	46,776	2,881,402
MarketAxess Holdings Inc.	19,872	4,166,562
Moody’s Corp.	88,456	12,868,579
Morgan Stanley	702,582	32,079,894
Morningstar Inc.	9,734	1,214,803
MSCI Inc.	47,094	7,081,996
Nasdaq Inc.	61,094	5,297,461
Northern Trust Corp.	118,303	11,128,763
Raymond James Financial Inc.	69,661	5,342,302
S&P Global Inc.	133,253	24,294,687
SEI Investments Co.	69,929	3,737,705
State Street Corp.	201,026	13,820,537
Stifel Financial Corp.	37,757	1,726,250
T Rowe Price Group Inc.	128,850	12,497,161
TD Ameritrade Holding Corp.	144,428	7,469,816

		379,298,875
Consumer Finance — 6.6%
Ally Financial Inc.	223,887	5,688,969
American Express Co.	374,097	38,430,985
Capital One Financial Corp.	253,485	22,636,211
Credit Acceptance Corp.(b)	6,558	2,783,346
Discover Financial Services	181,552	12,648,728
FirstCash Inc.	23,489	1,888,516
Green Dot Corp., Class A(b)	25,472	1,929,249
Navient Corp.	125,204	1,449,862
OneMain Holdings Inc.(b)	39,721	1,132,843
PRA Group Inc.(b)(c)	24,180	745,711
Santander Consumer USA Holdings Inc.	61,547	1,154,006
SLM Corp.(b)	230,286	2,335,100
Synchrony Financial	361,047	10,427,037

		103,250,563
Diversified Financial Services — 0.1%
AXA Equitable Holdings Inc.	71,382	1,448,341

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.3%
Fidelity National Financial Inc.	145,412	$4,864,032

IT Services — 14.5%
Mastercard Inc., Class A	483,367	95,547,155
Visa Inc., Class A	941,335	129,763,030

		225,310,185

Thrifts & Mortgage Finance — 0.8%
Capitol Federal Financial Inc.	73,813	916,020
Essent Group Ltd.(b)	51,990	2,049,446
MGIC Investment Corp.(b)	192,301	2,347,995
New York Community Bancorp. Inc.	259,566	2,486,642
Radian Group Inc.	112,591	2,160,621
TFS Financial Corp.	27,941	411,012
Washington Federal Inc.	44,177	1,244,024

		11,615,760

Total Common Stocks — 99.9% (Cost: $1,462,389,600)		1,552,056,029

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(a)(d)(e)	730,431	730,578

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(a)(d)	640,688	$640,688

		1,371,266

Total Short-Term Investments — 0.1% (Cost: $1,371,125)		1,371,266

Total Investments in Securities — 100.0% (Cost: $1,463,760,725)		1,553,427,295

Other Assets, Less Liabilities — (0.0)%		(235,168)

Net Assets — 100.0%		$1,553,192,127

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares	Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Purchased	Sold		10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,169,217	—	(3,438,786	)(b)	730,431	$730,578	$22,085	(c)	$5,824		$(105)
BlackRock Cash Funds: Treasury, SL Agency Shares	790,407	—	(149,719	)(b)	640,688	640,688	18,897		—		—
BlackRock Inc.	66,052	12,728	(13,675)		65,105	26,785,499	418,418		1,718,072		(9,088,688)
PNC Financial Services Group Inc. (The)	251,710	48,153	(53,859)		246,004	31,609,054	473,306		2,096,510		(6,617,147)

						$59,765,819	$932,706		$3,820,406		$(15,705,940)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,552,056,029	$—	$—	$1,552,056,029
Money Market Funds	1,371,266	—	—	1,371,266

	$1,553,427,295	$—	$—	$1,553,427,295

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 31.2%
Associated Banc-Corp.	62,105	$1,439,594
BancorpSouth Bank	33,282	955,193
Bank of America Corp.	3,234,361	88,944,928
Bank of Hawaii Corp.	15,314	1,201,230
Bank OZK	43,772	1,197,602
BankUnited Inc.	38,278	1,267,002
BB&T Corp.	270,472	13,296,404
BOK Financial Corp.	11,740	1,006,470
Cathay General Bancorp.	28,385	1,069,263
Chemical Financial Corp.	26,018	1,219,203
CIT Group Inc.	40,514	1,919,553
Citigroup Inc.	876,493	57,375,232
Citizens Financial Group Inc.	167,091	6,240,849
Comerica Inc.	60,276	4,916,111
Commerce Bancshares Inc.	33,920	2,157,312
Cullen/Frost Bankers Inc.	22,810	2,233,555
East West Bancorp. Inc.	51,478	2,699,506
Fifth Third Bancorp.	233,835	6,311,207
First Citizens BancShares Inc./NC, Class A	3,302	1,408,732
First Financial Bankshares Inc.	23,566	1,390,158
First Hawaiian Inc.	33,684	834,690
First Horizon National Corp.	116,521	1,880,649
First Republic Bank/CA	56,834	5,171,326
FNB Corp.	117,473	1,389,706
Fulton Financial Corp.	64,725	1,036,247
Glacier Bancorp. Inc.	29,778	1,262,587
Hancock Whitney Corp.	31,026	1,301,851
Home BancShares Inc./AR	58,758	1,118,752
Huntington Bancshares Inc./OH	387,628	5,554,709
IBERIABANK Corp.	20,210	1,505,443
International Bancshares Corp.	20,562	795,749
Investors Bancorp. Inc.	89,681	1,002,634
JPMorgan Chase & Co.	1,170,044	127,558,197
KeyCorp	368,844	6,698,207
M&T Bank Corp.	50,328	8,324,755
MB Financial Inc.	30,505	1,354,117
PacWest Bancorp.	43,880	1,782,406
People’s United Financial Inc.	133,222	2,086,257
Pinnacle Financial Partners Inc.	26,465	1,384,120
PNC Financial Services Group Inc. (The)(a)	161,581	20,761,543
Popular Inc.	36,739	1,910,795
Prosperity Bancshares Inc.	23,915	1,555,192
Regions Financial Corp.	386,630	6,561,111
Signature Bank/New York NY	19,750	2,170,525
Sterling Bancorp./DE	81,200	1,459,976
SunTrust Banks Inc.	161,134	10,096,656
SVB Financial Group(b)	18,719	4,440,708
Synovus Financial Corp.	42,167	1,583,793
TCF Financial Corp.	60,858	1,270,715
Texas Capital Bancshares Inc.(b)	18,327	1,195,470
Trustmark Corp.	23,780	732,424
U.S. Bancorp.	533,737	27,898,433
UMB Financial Corp.	16,512	1,054,291
Umpqua Holdings Corp.	79,481	1,526,035
United Bankshares Inc./WV	37,721	1,251,206
Valley National Bancorp.	120,592	1,203,508
Webster Financial Corp.	33,002	1,941,838
Wells Fargo &Co.	1,509,321	80,341,157

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp.(b)(c)	34,914	$1,684,251
Wintrust Financial Corp.	20,339	1,548,611
Zions Bancorp. N.A.	68,827	3,238,310

		545,718,054
Capital Markets — 14.2%
Affiliated Managers Group Inc.	11,608	1,319,365
Ameriprise Financial Inc.	49,754	6,330,699
Bank of New York Mellon Corp. (The)	321,200	15,202,396
BGC Partners Inc., Class A	98,471	1,042,808
BlackRock Inc.(a)	42,723	17,577,097
Cboe Global Markets Inc.	39,397	4,445,951
Charles Schwab Corp. (The)	419,472	19,396,385
CME Group Inc.	118,767	21,762,865
E*TRADE Financial Corp.	91,416	4,517,779
Eaton Vance Corp., NVS	42,277	1,904,579
Evercore Inc., Class A	14,913	1,218,243
FactSet Research Systems Inc.	13,606	3,044,479
Federated Investors Inc., Class B	35,147	867,076
Franklin Resources Inc.	76,653	2,337,917
Goldman Sachs Group Inc. (The)	122,399	27,585,063
Interactive Brokers Group Inc., Class A	27,279	1,347,855
Intercontinental Exchange Inc.	200,157	15,420,095
Invesco Ltd.	102,195	2,218,653
Janus Henderson Group PLC	60,806	1,494,003
Lazard Ltd., Class A	46,508	1,848,228
Legg Mason Inc.	29,845	842,226
LPL Financial Holdings Inc.	31,588	1,945,821
MarketAxess Holdings Inc.	13,336	2,796,159
Moody’s Corp.	58,428	8,500,105
Morgan Stanley	462,451	21,115,513
Morningstar Inc.	6,716	838,157
MSCI Inc.	31,248	4,699,074
Nasdaq Inc.	40,758	3,534,126
Northern Trust Corp.	78,217	7,357,873
Raymond James Financial Inc.	46,313	3,551,744
S&P Global Inc.	87,793	16,006,420
SEI Investments Co.	46,788	2,500,819
State Street Corp.	132,694	9,122,713
Stifel Financial Corp.	25,912	1,184,697
T Rowe Price Group Inc.	85,093	8,253,170
TD Ameritrade Holding Corp.	95,820	4,955,810

		248,085,963
Consumer Finance — 3.9%
Ally Financial Inc.	148,876	3,782,939
American Express Co.	246,161	25,288,119
Capital One Financial Corp.	166,990	14,912,207
Credit Acceptance Corp.(b)	4,430	1,880,181
Discover Financial Services	119,940	8,356,220
FirstCash Inc.	16,174	1,300,390
Green Dot Corp., Class A(b)	16,754	1,268,948
Navient Corp.	86,712	1,004,125
OneMain Holdings Inc.(b)	27,877	795,052
PRA Group Inc.(b)(c)	17,525	540,471
Santander Consumer USA Holdings Inc.	43,242	810,787
SLM Corp.(b)	156,858	1,590,540
Synchrony Financial	238,820	6,897,122

		68,427,101
Diversified Financial Services — 8.2%
AXA Equitable Holdings Inc.(c)	49,601	1,006,404

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway Inc., Class B(b)	678,642	$139,311,630
Voya Financial Inc.	57,082	2,497,908

		142,815,942
Equity Real Estate Investment Trusts (REITs) — 18.5%
Acadia Realty Trust(c)	30,393	846,141
Alexandria Real Estate Equities Inc.	37,225	4,550,012
American Campus Communities Inc.	49,107	1,940,218
American Homes 4 Rent, Class A	92,026	1,938,988
American Tower Corp.	153,700	23,947,997
Apartment Investment & Management Co., Class A	56,003	2,410,369
Apple Hospitality REIT Inc.	78,867	1,275,279
AvalonBay Communities Inc.	48,355	8,480,500
Boston Properties Inc.	54,178	6,542,535
Brandywine Realty Trust	66,213	930,955
Brixmor Property Group Inc.	38,274	620,039
Camden Property Trust	32,847	2,965,099
Colony Capital Inc.	179,627	1,054,410
Columbia Property Trust Inc.	43,733	981,806
CoreCivic Inc.(c)	43,072	967,397
CoreSite Realty Corp.	13,312	1,249,464
Corporate Office Properties Trust	36,397	940,498
Cousins Properties Inc.	144,816	1,203,421
Crown Castle International Corp.	144,779	15,743,268
CubeSmart	66,625	1,930,793
CyrusOne Inc.	37,182	1,979,198
DiamondRock Hospitality Co.	73,606	769,183
Digital Realty Trust Inc.(c)	72,155	7,450,725
Douglas Emmett Inc.	57,150	2,068,259
Duke Realty Corp.	126,277	3,481,457
EastGroup Properties Inc.	12,657	1,212,414
EPR Properties	26,688	1,834,533
Equinix Inc.	27,789	10,524,806
Equity Commonwealth	44,186	1,315,859
Equity LifeStyle Properties Inc.	31,562	2,988,606
Equity Residential	128,871	8,371,460
Essex Property Trust Inc.	23,180	5,813,080
Extra Space Storage Inc.	44,635	4,019,828
Federal Realty Investment Trust	25,996	3,224,804
First Industrial Realty Trust Inc.	45,726	1,403,788
Forest City Realty Trust Inc., Class A	95,142	2,393,773
Gaming and Leisure Properties Inc.	71,439	2,406,780
GEO Group Inc. (The)	44,746	989,334
HCP Inc.	165,497	4,559,442
Healthcare Realty Trust Inc.	43,358	1,207,954
Healthcare Trust of America Inc., Class A	74,306	1,951,276
Highwoods Properties Inc.	37,261	1,588,809
Hospitality Properties Trust	59,320	1,519,778
Host Hotels & Resorts Inc.(c)	260,704	4,982,053
Hudson Pacific Properties Inc.(c)	56,339	1,707,072
Invitation Homes Inc.	105,818	2,315,298
Iron Mountain Inc.(c)	101,165	3,096,661
JBG SMITH Properties	39,173	1,468,204
Kilroy Realty Corp.	35,821	2,467,350
Kimco Realty Corp.	89,074	1,433,201
Lamar Advertising Co., Class A	30,150	2,210,598
LaSalle Hotel Properties	40,218	1,327,596
Lexington Realty Trust	81,124	630,333
Liberty Property Trust	52,727	2,207,680
Life Storage Inc.	16,787	1,580,664
Macerich Co. (The)	37,862	1,954,436

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.(c)	34,268	$695,640
Medical Properties Trust Inc.	130,660	1,941,608
Mid-America Apartment Communities Inc.	40,130	3,921,102
National Health Investors Inc.	15,463	1,135,912
National Retail Properties Inc.(c)	55,833	2,610,193
Omega Healthcare Investors Inc.(c)	71,422	2,381,924
Outfront Media Inc.	51,504	912,651
Paramount Group Inc.	76,005	1,086,111
Park Hotels & Resorts Inc.(c)	71,896	2,090,017
Pebblebrook Hotel Trust(c)	25,723	867,122
Physicians Realty Trust	66,526	1,103,001
Piedmont Office Realty Trust Inc., Class A	47,887	862,924
PotlatchDeltic Corp.	21,985	796,956
Prologis Inc.	219,777	14,169,023
Public Storage	52,362	10,758,820
Rayonier Inc.	46,854	1,414,991
Realty Income Corp.(c)	101,740	6,131,870
Regency Centers Corp.	59,788	3,788,168
Retail Properties of America Inc., Class A	81,342	998,066
RLJ Lodging Trust	63,977	1,243,713
Ryman Hospitality Properties Inc.	18,553	1,439,527
Sabra Health Care REIT Inc.	64,706	1,400,885
SBA Communications Corp.(b)	40,276	6,531,559
Senior Housing Properties Trust	86,039	1,382,647
Simon Property Group Inc.	107,860	19,794,467
SITE Centers Corp.	51,276	637,361
SL Green Realty Corp.	30,723	2,803,781
Spirit Realty Capital Inc.	156,492	1,223,767
STORE Capital Corp.	65,584	1,903,904
Sun Communities Inc.	30,593	3,073,679
Sunstone Hotel Investors Inc.(c)	83,145	1,203,108
Tanger Factory Outlet Centers Inc.(c)	33,978	756,350
Taubman Centers Inc.	22,225	1,222,597
UDR Inc.	94,506	3,703,690
Uniti Group Inc.(b)(c)	63,873	1,222,529
Urban Edge Properties	42,287	866,461
Ventas Inc.	124,938	7,251,402
VEREIT Inc.	217,521	1,594,429
VICI Properties Inc.	27,008	583,103
Vornado Realty Trust	61,010	4,153,561
Washington REIT	29,300	816,591
Weingarten Realty Investors	43,460	1,222,095
Welltower Inc.	130,181	8,601,059
Weyerhaeuser Co.	265,410	7,067,868
WP Carey Inc.(c)	37,969	2,506,334
Xenia Hotels & Resorts Inc.	41,457	851,941

		323,699,988
Insurance — 13.6%
Aflac Inc.	268,283	11,554,949
Alleghany Corp.	5,284	3,173,993
Allstate Corp. (The)	120,991	11,581,258
American Financial Group Inc./OH	24,865	2,487,246
American International Group Inc.	310,298	12,812,204
Aon PLC	84,747	13,235,786
Arch Capital Group Ltd.(b)	142,890	4,053,789
Arthur J Gallagher & Co.	63,781	4,720,432
Aspen Insurance Holdings Ltd.	22,121	926,427
Assurant Inc.	18,900	1,837,269
Assured Guaranty Ltd.	39,053	1,561,339
Athene Holding Ltd., Class A(b)	45,277	2,070,064

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	30,035	$1,675,653
Brighthouse Financial Inc.(b)(c)	41,931	1,661,726
Brown & Brown Inc.	82,605	2,327,809
Chubb Ltd.	161,568	20,181,459
Cincinnati Financial Corp.	53,309	4,192,220
CNA Financial Corp.	10,683	463,322
CNO Financial Group Inc.	60,014	1,134,265
Enstar Group Ltd.(b)	5,552	1,008,243
Erie Indemnity Co., Class A, NVS	7,338	951,665
Everest Re Group Ltd.	14,477	3,153,959
Fidelity National Financial Inc.	97,215	3,251,842
First American Financial Corp.	39,543	1,752,941
Genworth Financial Inc., Class A(b)	188,431	806,485
Hanover Insurance Group Inc. (The)	15,293	1,703,334
Hartford Financial Services Group Inc. (The)	125,737	5,710,975
Kemper Corp.	21,553	1,620,570
Lincoln National Corp.	76,237	4,588,705
Loews Corp.	97,850	4,555,896
Markel Corp.(b)	4,876	5,330,638
Marsh & McLennan Companies Inc.	176,285	14,940,154
Mercury General Corp.	10,592	628,211
MetLife Inc.	347,394	14,309,159
Old Republic International Corp.	101,581	2,239,861
Primerica Inc.	15,273	1,676,059
Principal Financial Group Inc.	93,105	4,382,452
ProAssurance Corp.	18,758	823,851
Progressive Corp. (The)	203,559	14,188,062
Prudential Financial Inc.	145,593	13,653,712
Reinsurance Group of America Inc.	22,178	3,157,482
RenaissanceRe Holdings Ltd.	14,442	1,764,235
RLI Corp.	13,489	997,242
Torchmark Corp.	36,741	3,110,493
Travelers Companies Inc. (The)	93,534	11,703,909
Unum Group	77,630	2,814,864
White Mountains Insurance Group Ltd.	1,168	1,035,631
Willis Towers Watson PLC	45,880	6,568,181
WR Berkley Corp.	34,222	2,597,450

		236,677,471
IT Services — 8.1%
Mastercard Inc., Class A	317,714	62,802,526
Visa Inc., Class A	576,760	79,506,366

		142,308,892
Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	169,385	3,021,829
Annaly Capital Management Inc.	454,476	4,485,678
Blackstone Mortgage Trust Inc., Class A(c)	42,815	1,444,578
Chimera Investment Corp.	68,375	1,271,775
Invesco Mortgage Capital Inc.	39,754	599,490

Security	Shares	Value

Mortgage Real Estate Investment (continued)
MFA Financial Inc.	163,955	$1,136,208
New Residential Investment Corp.	121,169	2,166,502
Starwood Property Trust Inc.	95,476	2,073,739
Two Harbors Investment Corp.	90,009	1,322,232

		17,522,031
Professional Services — 0.3%
CoStar Group Inc.(b)	12,806	4,628,345

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(b)	111,278	4,483,391
Howard Hughes Corp. (The)(b)	14,114	1,573,993
Jones Lang LaSalle Inc.	16,238	2,147,638

		8,205,022
Thrifts & Mortgage Finance — 0.4%
Capitol Federal Financial Inc.	52,871	656,129
Essent Group Ltd.(b)	35,519	1,400,159
MGIC Investment Corp.(b)	130,427	1,592,514
New York Community Bancorp. Inc.	82,902	794,201
Radian Group Inc.	77,099	1,479,530
TFS Financial Corp.	21,419	315,073
Washington Federal Inc.	29,239	823,370

		7,060,976

Total Common Stocks — 99.9% (Cost: $1,760,772,846)		1,745,149,785

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(a)(d)(e)	26,266,779	26,272,033
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(a)(d)	1,683,878	1,683,878

		27,955,911

Total Short-Term Investments — 1.6% (Cost: $27,954,565)		27,955,911

Total Investments in Securities — 101.5% (Cost: $1,788,727,411)		1,773,105,696

Other Assets, Less Liabilities — (1.5)%		(26,396,522)

Net Assets — 100.0%		$1,746,709,174

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Purchased		Sold		10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,648,781	10,617,998	(b)	—		26,266,779	$26,272,033	$30,921	(c)	$4,130		$(218)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,177,697	—		(1,493,819	)(b)	1,683,878	1,683,878	24,278		—		—
BlackRock Inc.	54,820	4,502		(16,599)		42,723	17,577,097	284,536		2,014,543		(6,786,792)
PNC Financial Services Group Inc. (The)	208,888	17,218		(64,525)		161,581	20,761,543	323,911		2,154,142		(5,001,845)

							$66,294,551	$663,646		$4,172,815		$(11,788,855)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,745,149,785	$—	$—	$1,745,149,785
Money Market Funds	27,955,911	—	—	27,955,911

	$1,773,105,696	$—	$—	$1,773,105,696

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 20.0%
Arconic Inc.	120,287	$2,445,435
Axon Enterprise Inc.(a)(b)	16,364	1,009,986
Boeing Co. (The)	149,380	53,008,988
BWX Technologies Inc.	27,913	1,631,794
Curtiss-Wright Corp.	12,312	1,347,671
Esterline Technologies Corp.(a)	7,427	871,633
General Dynamics Corp.	77,865	13,437,942
Harris Corp.	32,861	4,886,759
HEICO Corp.(b)	11,481	962,452
HEICO Corp., Class A	19,944	1,329,467
Hexcel Corp.	24,504	1,433,974
Huntington Ingalls Industries Inc.	12,089	2,641,205
L3 Technologies Inc.	21,910	4,151,288
Lockheed Martin Corp.	69,268	20,354,402
Moog Inc., Class A	9,039	646,740
Northrop Grumman Corp.	48,684	12,752,774
Raytheon Co.	79,755	13,960,315
Rockwell Collins Inc.	45,954	5,883,031
Spirit AeroSystems Holdings Inc., Class A	29,817	2,504,926
Teledyne Technologies Inc.(a)	10,026	2,218,553
Textron Inc.	69,485	3,726,481
TransDigm Group Inc.(a)	13,547	4,473,897
United Technologies Corp.	210,274	26,118,133

		181,797,846
Air Freight & Logistics — 5.0%
CH Robinson Worldwide Inc.	38,674	3,443,146
Expeditors International of Washington Inc.	48,668	3,269,516
FedEx Corp.	68,020	14,987,527
United Parcel Service Inc., Class B	193,861	20,653,951
XPO Logistics Inc.(a)	35,468	3,170,130

		45,524,270
Building Products — 2.7%
Allegion PLC	26,595	2,279,989
AO Smith Corp.	40,291	1,834,449
Armstrong World Industries Inc.(a)	14,463	893,090
Fortune Brands Home & Security Inc.	39,885	1,788,045
Johnson Controls International PLC	258,594	8,267,250
Lennox International Inc.	10,145	2,139,479
Masco Corp.	85,818	2,574,540
Owens Corning	31,040	1,467,261
Resideo Technologies Inc.(a)	35,390	744,960
Trex Co. Inc.(a)	16,457	1,008,814
USG Corp.	23,829	1,006,060

		24,003,937
Chemicals — 1.0%
Sherwin-Williams Co. (The)	22,973	9,039,186

Commercial Services & Supplies — 2.9%
ADT Inc.	33,633	260,319
Brink’s Co. (The)	14,230	943,734
Cintas Corp.	24,087	4,380,703
Clean Harbors Inc.(a)	14,219	967,461
Covanta Holding Corp.	32,625	479,261
Deluxe Corp.	13,331	629,356
Healthcare Services Group Inc.	20,703	840,335
MSA Safety Inc.	9,791	1,022,572
Republic Services Inc.	60,995	4,433,116
Stericycle Inc.(a)	24,044	1,201,479

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech Inc.	15,493	$1,023,158
Waste Management Inc.	110,275	9,866,304

		26,047,798
Construction & Engineering — 1.2%
AECOM(a)(b)	44,870	1,307,512
Dycom Industries Inc.(a)	8,743	593,475
EMCOR Group Inc.	16,289	1,156,193
Fluor Corp.	39,367	1,726,637
Jacobs Engineering Group Inc.	33,370	2,505,753
KBR Inc.	39,221	775,791
MasTec Inc.(a)	18,127	788,706
Quanta Services Inc.(a)	41,663	1,299,885
Valmont Industries Inc.	6,261	778,305

		10,932,257
Construction Materials — 0.9%
Eagle Materials Inc.	13,378	987,832
Martin Marietta Materials Inc.	17,589	3,012,644
Summit Materials Inc., Class A(a)	31,424	424,224
Vulcan Materials Co.	36,924	3,734,493

		8,159,193
Containers & Packaging — 3.1%
AptarGroup Inc.	17,409	1,775,022
Avery Dennison Corp.	24,380	2,211,754
Ball Corp.	96,228	4,311,014
Bemis Co. Inc.	25,437	1,164,251
Berry Global Group Inc.(a)	36,898	1,609,491
Crown Holdings Inc.(a)(b)	37,740	1,596,025
Graphic Packaging Holding Co.	86,888	956,637
International Paper Co.	114,354	5,187,097
Owens-Illinois Inc.(a)	44,587	698,678
Packaging Corp. of America	26,367	2,420,754
Sealed Air Corp.	44,466	1,438,920
Silgan Holdings Inc.	21,671	520,754
Sonoco Products Co.	27,884	1,521,909
WestRock Co.	71,216	3,060,152

		28,472,458
Electrical Equipment — 4.4%
Acuity Brands Inc.	11,188	1,405,660
AMETEK Inc.	64,866	4,351,211
Eaton Corp. PLC	121,142	8,682,247
Emerson Electric Co.	175,705	11,926,855
EnerSys	11,707	931,526
Generac Holdings Inc.(a)	17,354	880,368
GrafTech International Ltd.(b)	16,954	303,138
Hubbell Inc.	15,337	1,559,773
nVent Electric PLC	45,394	1,108,522
Regal Beloit Corp.	12,164	872,159
Rockwell Automation Inc.	34,435	5,672,478
Sensata Technologies Holding PLC(a)(b)	47,521	2,228,735

		39,922,672
Electronic Equipment, Instruments & Components — 5.1%
Amphenol Corp., Class A	83,973	7,515,583
Anixter International Inc.(a)	8,057	529,264
Arrow Electronics Inc.(a)	24,468	1,656,728
Avnet Inc.	32,415	1,298,869
Belden Inc.(b)	11,310	611,306
Cognex Corp.	47,993	2,056,020
Coherent Inc.(a)(b)	6,805	837,968
Corning Inc.	226,467	7,235,621

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Dolby Laboratories Inc., Class A	18,013	$1,239,475
FLIR Systems Inc.	38,653	1,790,020
IPG Photonics Corp.(a)	10,086	1,346,985
Itron Inc.(a)(b)	9,354	487,718
Jabil Inc.	42,953	1,062,228
Keysight Technologies Inc.(a)	52,315	2,986,140
Littelfuse Inc.	6,986	1,265,584
National Instruments Corp.	31,450	1,540,106
TE Connectivity Ltd.	97,426	7,347,869
Trimble Inc.(a)	69,968	2,615,404
Vishay Intertechnology Inc.	36,766	672,818
Zebra Technologies Corp., Class A(a)	14,988	2,492,504

		46,588,210
Industrial Conglomerates — 10.5%
3M Co.	164,004	31,203,401
Carlisle Companies Inc.	16,728	1,615,758
General Electric Co.	2,429,880	24,541,788
Honeywell International Inc.	207,731	30,083,603
Roper Technologies Inc.	28,896	8,174,678

		95,619,228
IT Services — 16.9%
Accenture PLC, Class A	179,142	28,236,362
Alliance Data Systems Corp.	13,191	2,719,720
Automatic Data Processing Inc.	122,482	17,647,207
Black Knight Inc.(a)	39,686	1,935,486
Broadridge Financial Solutions Inc.	32,472	3,797,276
Conduent Inc.(a)(b)	51,464	982,962
CoreLogic Inc./U.S.(a)	22,663	920,571
Euronet Worldwide Inc.(a)(b)	14,284	1,588,095
Fidelity National Information Services Inc.	91,934	9,570,330
First Data Corp., Class A(a)(b)	157,481	2,951,194
Fiserv Inc.(a)	113,209	8,977,474
FleetCor Technologies Inc.(a)	24,724	4,945,542
Genpact Ltd.	38,844	1,064,714
Global Payments Inc.	44,249	5,054,563
Jack Henry & Associates Inc.	21,541	3,227,488
MAXIMUS Inc.	17,987	1,168,615
Paychex Inc.	89,505	5,861,683
PayPal Holdings Inc.(a)	330,932	27,861,165
Sabre Corp.	70,099	1,727,940
Square Inc., Class A(a)	84,323	6,193,524
Total System Services Inc.	46,957	4,280,131
Western Union Co. (The)	124,699	2,249,570
WEX Inc.(a)	12,057	2,121,550
Worldpay Inc., Class A(a)(b)	84,368	7,748,357

		152,831,519
Life Sciences Tools & Services — 0.3%
PerkinElmer Inc.	30,893	2,671,627

Machinery — 12.9%
Actuant Corp., Class A	17,149	409,004
AGCO Corp.	18,595	1,042,064
Allison Transmission Holdings Inc.	33,610	1,481,529
Barnes Group Inc.	13,190	746,554
Caterpillar Inc.	166,164	20,159,016
Colfax Corp.(a)	26,975	756,109
Crane Co.	14,166	1,233,009
Cummins Inc.	42,012	5,742,620
Deere & Co.	89,933	12,180,526

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	36,112	$1,851,823
Dover Corp.	41,234	3,415,825
Flowserve Corp.	36,633	1,681,455
Fortive Corp.	85,995	6,385,129
Gardner Denver Holdings Inc.(a)	29,876	808,445
Gates Industrial Corp. PLC(a)(b)	12,882	193,874
Graco Inc.	46,810	1,901,890
Hillenbrand Inc.	17,417	834,274
IDEX Corp.	21,399	2,713,821
Illinois Tool Works Inc.	86,254	11,003,423
Ingersoll-Rand PLC	68,581	6,579,661
ITT Inc.	24,523	1,238,412
Kennametal Inc.	22,818	808,898
Lincoln Electric Holdings Inc.	18,239	1,475,717
Middleby Corp. (The)(a)(b)	15,603	1,752,217
Mueller Industries Inc.	16,068	391,256
Navistar International Corp.(a)	18,115	606,671
Nordson Corp.	14,651	1,797,238
Oshkosh Corp.	20,469	1,149,130
PACCAR Inc.	98,007	5,606,980
Parker-Hannifin Corp.	37,003	5,610,765
Pentair PLC	45,182	1,814,057
Snap-on Inc.	15,736	2,422,400
Terex Corp.	18,171	606,730
Timken Co. (The)	19,366	765,925
Toro Co. (The)	29,450	1,658,918
Trinity Industries Inc.	41,358	1,180,771
Wabtec Corp.	24,016	1,969,792
Welbilt Inc.(a)	36,500	683,280
Woodward Inc.	15,534	1,143,924
Xylem Inc./NY	50,141	3,288,247

		117,091,379
Marine — 0.1%
Kirby Corp.(a)(b)	15,001	1,079,172

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	39,961	869,951

Professional Services — 2.5%
ASGN Inc.(a)	14,689	985,338
Equifax Inc.	33,696	3,418,122
FTI Consulting Inc.(a)(b)	10,643	735,538
Insperity Inc.	10,695	1,174,846
Korn/Ferry International	15,820	714,115
ManpowerGroup Inc.	18,169	1,386,113
Nielsen Holdings PLC	99,684	2,589,790
Robert Half International Inc.	34,287	2,075,392
TransUnion	51,642	3,395,462
TriNet Group Inc.(a)(b)	12,154	571,116
Verisk Analytics Inc.(a)	46,069	5,520,909

		22,566,741
Road & Rail — 7.9%
CSX Corp.	228,100	15,706,966
Genesee & Wyoming Inc., Class A(a)(b)	16,640	1,318,387
JB Hunt Transport Services Inc.	24,488	2,708,618
Kansas City Southern	28,515	2,907,389
Knight-Swift Transportation Holdings Inc.	35,945	1,150,240
Landstar System Inc.	11,505	1,151,535
Norfolk Southern Corp.	78,294	13,140,082
Old Dominion Freight Line Inc.	18,304	2,387,208

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Ryder System Inc.	14,797	$818,422
Union Pacific Corp.	206,753	30,231,424

		71,520,271
Trading Companies & Distributors — 2.2%
Air Lease Corp.	27,033	1,029,957
Applied Industrial Technologies Inc.	10,816	710,936
Fastenal Co.	80,279	4,127,143
GATX Corp.	10,485	785,641
HD Supply Holdings Inc.(a)	51,439	1,932,563
MRC Global Inc.(a)	25,261	399,882
MSC Industrial Direct Co. Inc., Class A	12,810	1,038,379
SiteOne Landscape Supply Inc.(a)(b)	11,260	766,131
United Rentals Inc.(a)	23,098	2,773,377
Univar Inc.(a)	31,911	785,649
Watsco Inc.	8,974	1,329,767
WESCO International Inc.(a)	13,146	659,666
WW Grainger Inc.	12,722	3,612,666

		19,951,757
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	21,515	794,979

Total Common Stocks — 99.8% (Cost: $926,956,750)		905,484,451

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	11,723,048	$11,725,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	1,037,097	1,037,097

		12,762,489

Total Short-Term Investments — 1.4% (Cost: $12,761,410)		12,762,489

Total Investments in Securities — 101.2% (Cost: $939,718,160)		918,246,940

Other Assets, Less Liabilities — (1.2)%		(11,316,720)

Net Assets — 100.0%		$906,930,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	14,591,338	(2,868,290)	11,723,048	$11,725,392	$65,466	(b)	$485		$(116)
BlackRock Cash Funds: Treasury, SL Agency Shares	926,903	110,194	1,037,097	1,037,097	11,101		—		—

				$12,762,489	$76,567		$485		$(116)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$905,484,451	$—	$—	$905,484,451
Money Market Funds	12,762,489	—	—	12,762,489

	$918,246,940	$—	$—	$918,246,940

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Spirit AeroSystems Holdings Inc., Class A	12,002	$1,008,288
Wesco Aircraft Holdings Inc.(a)(b)	6,374	64,887

		1,073,175
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	14,655	1,304,735
Echo Global Logistics Inc.(a)	2,843	73,093
Expeditors International of Washington Inc.	18,426	1,237,859
United Parcel Service Inc., Class B	72,349	7,708,062

		10,323,749
Airlines — 0.1%
Delta Air Lines Inc.	18,581	1,016,938
Southwest Airlines Co.	15,291	750,788

		1,767,726
Auto Components — 0.3%
Aptiv PLC	27,767	2,132,506
Autoliv Inc.	9,275	772,978
BorgWarner Inc.	22,166	873,562

		3,779,046
Automobiles — 0.4%
Harley-Davidson Inc.	17,562	671,220
Tesla Inc.(a)	13,355	4,504,908

		5,176,128
Banks — 2.3%
Bank of Hawaii Corp.	4,486	351,882
BB&T Corp.	81,855	4,023,992
Cathay General Bancorp.	8,094	304,901
CIT Group Inc.	12,218	578,889
Citizens Financial Group Inc.	51,143	1,910,191
Comerica Inc.	18,138	1,479,335
First Republic Bank/CA	17,027	1,549,287
Heartland Financial USA Inc.(b)	2,945	156,497
International Bancshares Corp.	5,930	229,491
KeyCorp	112,016	2,034,211
M&T Bank Corp.	14,469	2,393,317
Old National Bancorp./IN	14,381	256,701
People’s United Financial Inc.	40,150	628,749
PNC Financial Services Group Inc. (The)(c)	49,237	6,326,462
Regions Financial Corp.	118,501	2,010,962
Signature Bank/New York NY	5,906	649,069
SVB Financial Group(a)(b)	5,570	1,321,371
Umpqua Holdings Corp.	23,223	445,882

		26,651,189
Beverages — 1.7%
Coca-Cola Co. (The)	424,018	20,301,982

Biotechnology — 4.6%
AbbVie Inc.	159,090	12,385,157
Amgen Inc.	69,413	13,382,132
Biogen Inc.(a)	22,141	6,736,842
BioMarin Pharmaceutical Inc.(a)	18,573	1,711,873
Celgene Corp.(a)	76,064	5,446,182
Gilead Sciences Inc.	136,414	9,300,707
TESARO Inc.(a)(b)	4,348	125,570
Vertex Pharmaceuticals Inc.(a)	26,724	4,528,649

		53,617,112
Building Products — 0.7%
Allegion PLC	10,018	858,843

Security	Shares	Value

Building Products (continued)
AO Smith Corp.	15,214	$692,694
Builders FirstSource Inc.(a)(b)	12,262	151,804
Fortune Brands Home & Security Inc.	15,398	690,292
Johnson Controls International PLC	97,253	3,109,178
Lennox International Inc.	3,892	820,784
Masco Corp.	32,762	982,860
Owens Corning	11,679	552,066

		7,858,521
Capital Markets — 3.7%
Ameriprise Financial Inc.	15,257	1,941,301
Bank of New York Mellon Corp. (The)	106,074	5,020,482
BlackRock Inc.(c)	12,598	5,183,069
Charles Schwab Corp. (The)	127,429	5,892,317
CME Group Inc.	35,730	6,547,165
FactSet Research Systems Inc.	4,125	923,010
Franklin Resources Inc.	34,200	1,043,100
Invesco Ltd.	43,400	942,214
Legg Mason Inc.	8,900	251,158
Moody’s Corp.	18,137	2,638,571
Northern Trust Corp.	22,415	2,108,579
S&P Global Inc.	26,375	4,808,690
State Street Corp.	38,376	2,638,350
T Rowe Price Group Inc.	25,393	2,462,867
TD Ameritrade Holding Corp.	29,858	1,544,256

		43,945,129
Chemicals — 2.4%
Air Products & Chemicals Inc.	23,012	3,551,902
Albemarle Corp.	11,657	1,156,608
Axalta Coating Systems Ltd.(a)	23,509	580,202
Ecolab Inc.	27,258	4,174,563
HB Fuller Co.	5,317	236,394
International Flavors & Fragrances Inc., New	8,937	1,292,826
Linde PLC	57,512	9,516,511
Minerals Technologies Inc.	3,727	204,053
Mosaic Co. (The)	38,534	1,192,242
PPG Industries Inc.	26,186	2,751,887
Sherwin-Williams Co. (The)	8,839	3,477,881

		28,135,069
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	11,383	91,861
Copart Inc.(a)	22,095	1,080,666
Deluxe Corp.	5,086	240,110
Essendant Inc.	4,092	52,132
HNI Corp.	4,629	175,393
Interface Inc.	6,659	108,475
Knoll Inc.	5,590	110,961
RR Donnelley & Sons Co.	9,911	58,178
Steelcase Inc., Class A	9,246	153,484
Team Inc.(a)	3,171	63,103
Tetra Tech Inc.	5,929	391,551

		2,525,914
Communications Equipment — 2.3%
Cisco Systems Inc.	493,277	22,567,423
CommScope Holding Co. Inc.(a)	20,446	491,931
F5 Networks Inc.(a)	6,475	1,134,938
Motorola Solutions Inc.	17,036	2,087,932
Plantronics Inc.	3,551	209,402

		26,491,626

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
EMCOR Group Inc.	6,236	$442,631
Granite Construction Inc.	4,805	219,685
Quanta Services Inc.(a)(b)	15,840	494,208

		1,156,524
Consumer Finance — 0.8%
Ally Financial Inc.	45,374	1,152,953
American Express Co.	76,729	7,882,370

		9,035,323
Containers & Packaging — 0.4%
Avery Dennison Corp.	9,320	845,510
Ball Corp.	34,917	1,564,282
Sealed Air Corp.	17,000	550,120
Sonoco Products Co.	10,478	571,889
WestRock Co.	26,894	1,155,635

		4,687,436
Distributors — 0.1%
LKQ Corp.(a)	32,479	885,702
Pool Corp.	4,244	618,563

		1,504,265
Diversified Financial Services — 0.1%
Voya Financial Inc.	17,812	779,453

Diversified Telecommunication Services — 2.3%
CenturyLink Inc.	101,825	2,101,668
Cincinnati Bell Inc.(a)(b)	3,807	54,021
Verizon Communications Inc.	433,377	24,741,493

		26,897,182
Electric Utilities — 0.3%
Alliant Energy Corp.	24,275	1,043,340
Eversource Energy	33,232	2,102,256

		3,145,596
Electrical Equipment — 0.6%
Acuity Brands Inc.	4,324	543,267
Eaton Corp. PLC	45,914	3,290,657
Rockwell Automation Inc.	13,169	2,169,329
Sensata Technologies Holding PLC(a)	18,055	846,780

		6,850,033
Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	18,250	781,830
Corning Inc.	87,204	2,786,168
Flex Ltd.(a)(b)	55,337	434,949
Itron Inc.(a)	3,852	200,843
TE Connectivity Ltd.	36,770	2,773,193
Trimble Inc.(a)	26,136	976,964

		7,953,947
Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	43,938	1,172,705
Core Laboratories NV	4,649	396,281
National Oilwell Varco Inc.	40,062	1,474,281
Schlumberger Ltd.	145,331	7,456,934
TechnipFMC PLC	46,276	1,217,059

		11,717,260
Entertainment — 2.7%
Netflix Inc.(a)	45,587	13,757,245
Walt Disney Co. (The)	155,949	17,907,624

		31,664,869
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	46,342	7,220,547

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities Inc.	14,515	$2,545,641
Boston Properties Inc.	16,283	1,966,335
Corporate Office Properties Trust	10,643	275,015
Digital Realty Trust Inc.(b)	21,631	2,233,617
Duke Realty Corp.	37,441	1,032,248
Equinix Inc.	8,333	3,156,040
Equity Residential	38,672	2,512,133
Federal Realty Investment Trust	7,721	957,790
Forest City Realty Trust Inc., Class A	23,817	599,236
HCP Inc.	49,442	1,362,127
Host Hotels & Resorts Inc.	77,952	1,489,663
Iron Mountain Inc.	28,655	877,130
Liberty Property Trust	15,498	648,901
Macerich Co. (The)	11,124	574,221
PotlatchDeltic Corp.	5,866	212,643
Prologis Inc.	66,002	4,255,149
SBA Communications Corp.(a)	12,152	1,970,690
Simon Property Group Inc.(b)	32,477	5,960,179
UDR Inc.	28,236	1,106,569
Vornado Realty Trust	17,948	1,221,900
Weyerhaeuser Co.	79,388	2,114,102

		44,291,876
Food & Staples Retailing — 0.3%
Sysco Corp.	51,957	3,706,093

Food Products — 2.1%
Archer-Daniels-Midland Co.	58,721	2,774,567
Bunge Ltd.	14,776	913,157
Campbell Soup Co.	18,916	707,647
Darling Ingredients Inc.(a)	17,377	359,009
General Mills Inc.	62,262	2,727,076
Hain Celestial Group Inc. (The)(a)	10,439	259,722
Hormel Foods Corp.	30,651	1,337,610
Ingredion Inc.	7,677	776,759
JM Smucker Co. (The)	11,955	1,294,966
Kellogg Co.	27,334	1,789,830
Kraft Heinz Co. (The)	63,996	3,517,860
McCormick & Co. Inc./MD, NVS	12,765	1,838,160
Mondelez International Inc., Class A	154,782	6,497,748

		24,794,111
Gas Utilities — 0.0%
New Jersey Resources Corp.	9,410	424,391
Northwest Natural Holding Co.	2,891	187,308

		611,699
Health Care Equipment & Supplies — 1.8%
ABIOMED Inc.(a)	4,432	1,512,198
Align Technology Inc.(a)	7,998	1,769,158
Becton Dickinson and Co.	28,022	6,459,071
Cooper Companies Inc. (The)	5,160	1,332,880
DENTSPLY SIRONA Inc.	23,998	831,051
Edwards Lifesciences Corp.(a)	22,131	3,266,536
Hologic Inc.(a)	28,804	1,123,068
IDEXX Laboratories Inc.(a)	9,109	1,932,201
ResMed Inc.	15,058	1,594,943
Varian Medical Systems Inc.(a)	9,663	1,153,472

		20,974,578
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	17,392	1,530,496
Cardinal Health Inc.	32,782	1,658,769

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(a)	21,548	$2,808,135
Cigna Corp.(b)	25,530	5,458,569
HCA Healthcare Inc.	29,305	3,913,097
Henry Schein Inc.(a)(b)	16,200	1,344,600
Humana Inc.	14,440	4,626,721
Laboratory Corp. of America Holdings(a)	10,728	1,722,381
MEDNAX Inc.(a)	10,124	418,020
Patterson Companies Inc.	9,088	205,207
Quest Diagnostics Inc.	14,284	1,344,267
Select Medical Holdings Corp.(a)	11,931	197,816

		25,228,078
Health Care Technology — 0.2%
Cerner Corp.(a)	31,318	1,793,895

Hotels, Restaurants & Leisure — 3.0%
Aramark	25,820	927,454
Choice Hotels International Inc.	4,021	295,141
Darden Restaurants Inc.	13,062	1,391,756
Domino’s Pizza Inc.	4,257	1,144,239
Hilton Worldwide Holdings Inc.	29,930	2,130,118
Jack in the Box Inc.	3,103	244,920
Marriott International Inc./MD, Class A	31,532	3,685,776
McDonald’s Corp.	82,362	14,569,838
Royal Caribbean Cruises Ltd.	17,765	1,860,529
Starbucks Corp.	144,785	8,436,622
Vail Resorts Inc.	4,279	1,075,398

		35,761,791
Household Durables — 0.2%
Ethan Allen Interiors Inc.	2,867	54,874
Garmin Ltd.	11,904	787,569
La-Z-Boy Inc.	5,076	141,113
Meritage Homes Corp.(a)	4,139	154,178
Mohawk Industries Inc.(a)	6,720	838,186
Tupperware Brands Corp.	5,645	198,139
Whirlpool Corp.	6,873	754,380

		2,928,439
Household Products — 2.9%
Clorox Co. (The)	13,581	2,016,099
Colgate-Palmolive Co.	86,965	5,178,766
Kimberly-Clark Corp.	36,670	3,824,681
Procter & Gamble Co. (The)	263,747	23,389,084

		34,408,630
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	69,605	1,014,841
Ormat Technologies Inc.(b)	4,160	212,867

		1,227,708
Industrial Conglomerates — 1.3%
3M Co.	62,282	11,849,773
Roper Technologies Inc.	10,833	3,064,656

		14,914,429
Insurance — 2.9%
Allstate Corp. (The)	36,902	3,532,259
Arthur J Gallagher & Co.	19,072	1,411,519
Chubb Ltd.	48,878	6,105,351
Hartford Financial Services Group Inc. (The)	37,642	1,709,700
Loews Corp.	28,635	1,333,246
Marsh & McLennan Companies Inc.	53,259	4,513,700
Principal Financial Group Inc.	30,216	1,422,267
Progressive Corp. (The)	61,130	4,260,761

Security	Shares	Value

Insurance (continued)
Prudential Financial Inc.	44,087	$4,134,479
Travelers Companies Inc. (The)	28,373	3,550,313
Willis Towers Watson PLC	13,906	1,990,783

		33,964,378
Interactive Media & Services — 9.2%
Alphabet Inc., Class A(a)	31,324	34,161,327
Alphabet Inc., Class C, NVS(a)	32,935	35,463,420
Facebook Inc., Class A(a)	251,567	38,185,355

		107,810,102
Internet & Direct Marketing Retail — 0.8%
Booking Holdings Inc.(a)	5,052	9,470,378
Nutrisystem Inc.	3,142	111,730
Shutterfly Inc.(a)(b)	3,489	174,450

		9,756,558
IT Services — 3.1%
Accenture PLC, Class A	67,465	10,633,833
Automatic Data Processing Inc.	46,225	6,660,098
Cognizant Technology Solutions Corp., Class A	61,497	4,245,138
FleetCor Technologies Inc.(a)	9,399	1,880,082
International Business Machines Corp.	96,267	11,112,100
Teradata Corp.(a)(b)	12,746	463,955
Western Union Co. (The)	48,934	882,769

		35,877,975
Leisure Products — 0.2%
Callaway Golf Co.	10,042	214,899
Hasbro Inc.	12,569	1,152,703
Mattel Inc.(a)	36,219	491,854

		1,859,456
Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	33,553	2,173,899
Bio-Techne Corp.	3,941	660,985
IQVIA Holdings Inc.(a)	16,866	2,073,337
Mettler-Toledo International Inc.(a)	2,672	1,461,103
Waters Corp.(a)	8,268	1,568,357

		7,937,681
Machinery — 3.2%
AGCO Corp.	6,707	375,860
Caterpillar Inc.	62,737	7,611,253
Cummins Inc.	16,416	2,243,903
Deere & Co.	32,308	4,375,795
Dover Corp.	16,277	1,348,387
Flowserve Corp.	13,790	632,961
Fortive Corp.	31,456	2,335,608
Graco Inc.	17,681	718,379
Illinois Tool Works Inc.	32,005	4,082,878
Ingersoll-Rand PLC	26,004	2,494,824
Lincoln Electric Holdings Inc.	6,570	531,579
Meritor Inc.(a)	8,867	150,650
Middleby Corp. (The)(a)(b)	5,914	664,142
PACCAR Inc.	36,894	2,110,706
Parker-Hannifin Corp.	13,944	2,114,329
Snap-on Inc.	5,970	919,022
Stanley Black & Decker Inc.	16,277	1,896,596
Tennant Co.	1,883	115,089
Timken Co. (The)	7,391	292,314
WABCO Holdings Inc.(a)	5,657	607,844
Wabtec Corp.	9,119	747,940

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	18,936	$1,241,823

		37,611,882
Media — 0.5%
Discovery Inc., Class A(a)	16,638	538,905
Discovery Inc., Class C, NVS(a)	32,053	939,473
John Wiley & Sons Inc., Class A	5,013	271,905
Liberty Global PLC, Class A(a)(b)	20,479	524,877
Liberty Global PLC, Class C, NVS(a)	57,146	1,430,936
New York Times Co. (The), Class A(b)	14,098	372,187
Omnicom Group Inc.	23,983	1,782,417
Scholastic Corp., NVS	3,379	146,581

		6,007,281
Metals & Mining — 0.3%
Compass Minerals International Inc.	3,570	173,181
Newmont Mining Corp.	56,145	1,736,003
Nucor Corp.	33,561	1,984,126
Schnitzer Steel Industries Inc., Class A	2,952	79,409

		3,972,719
Multi-Utilities — 1.0%
Avista Corp.	7,012	360,557
CenterPoint Energy Inc.	51,599	1,393,689
CMS Energy Corp.	29,734	1,472,428
Consolidated Edison Inc.	32,634	2,480,184
MDU Resources Group Inc.	19,570	488,467
NiSource Inc.	38,275	970,654
Sempra Energy	26,348	2,901,442
WEC Energy Group Inc.	33,090	2,263,356

		12,330,777
Multiline Retail — 0.2%
Kohl’s Corp.	17,704	1,340,724
Nordstrom Inc.	12,318	810,155

		2,150,879
Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	40,218	1,521,447
ConocoPhillips	122,763	8,581,134
Denbury Resources Inc.(a)	46,487	160,380
Devon Energy Corp.	55,222	1,789,193
Energen Corp.(a)	9,248	665,579
EQT Corp.	28,100	954,557
Hess Corp.	29,252	1,679,065
Marathon Oil Corp.	89,682	1,703,061
Marathon Petroleum Corp.	72,502	5,107,766
Newfield Exploration Co.(a)	21,018	424,564
Noble Energy Inc.	51,114	1,270,183
Occidental Petroleum Corp.	80,363	5,389,946
ONEOK Inc.	43,169	2,831,886
Phillips 66	46,498	4,780,924
Pioneer Natural Resources Co.	17,873	2,632,157
Southwestern Energy Co.(a)	61,781	329,910

		39,821,752
Paper & Forest Products — 0.0%
Domtar Corp.	6,621	306,619

Personal Products — 0.3%
Avon Products Inc.(a)	51,688	101,309
Estee Lauder Companies Inc. (The), Class A	23,521	3,232,726

		3,334,035

Security	Shares	Value

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	171,492	$8,667,206
Jazz Pharmaceuticals PLC(a)	6,354	1,009,142
Merck & Co. Inc.	282,186	20,771,711
Zoetis Inc.	50,786	4,578,358

		35,026,417
Professional Services — 0.6%
ASGN Inc.(a)	5,673	380,545
Dun & Bradstreet Corp. (The)	3,909	556,173
Exponent Inc.	5,636	284,393
Heidrick & Struggles International Inc.	1,993	68,778
ICF International Inc.	2,070	152,435
IHS Markit Ltd.(a)	41,038	2,155,726
Kelly Services Inc., Class A, NVS	3,656	85,879
ManpowerGroup Inc.	7,028	536,166
Navigant Consulting Inc.	4,810	103,896
Resources Connection Inc.	3,175	51,816
Robert Half International Inc.	13,038	789,190
TransUnion	19,417	1,276,668
TrueBlue Inc.(a)	4,512	105,265

		6,546,930
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	33,968	1,368,571
Jones Lang LaSalle Inc.	4,771	631,012

		1,999,583
Road & Rail — 2.2%
AMERCO	932	304,279
ArcBest Corp.	3,018	112,028
Avis Budget Group Inc.(a)(b)	7,642	214,893
CSX Corp.	87,267	6,009,206
Genesee & Wyoming Inc., Class A(a)	6,349	503,031
Hertz Global Holdings Inc.(a)	6,104	83,930
Kansas City Southern	10,821	1,103,309
Norfolk Southern Corp.	29,630	4,972,803
Ryder System Inc.	5,568	307,966
Union Pacific Corp.	81,362	11,896,752

		25,508,197
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	96,738	1,761,599
Analog Devices Inc.	38,945	3,260,086
Applied Materials Inc.	105,834	3,479,822
Intel Corp.	488,783	22,914,147
Lam Research Corp.	17,203	2,438,181
Microchip Technology Inc.(b)	24,736	1,627,134
NVIDIA Corp.	60,492	12,753,528
Skyworks Solutions Inc.	19,212	1,666,833
Texas Instruments Inc.	102,701	9,533,734

		59,435,064
Software — 12.1%
Adobe Inc.(a)	51,661	12,696,207
ANSYS Inc.(a)	8,811	1,317,685
Autodesk Inc.(a)	23,008	2,973,784
CA Inc.	32,971	1,462,593
Cadence Design Systems Inc.(a)	29,563	1,317,623
Citrix Systems Inc.(a)	14,213	1,456,406
Dell Technologies Inc., Class V(a)	21,030	1,900,902
Fortinet Inc.(a)	15,072	1,238,617
Intuit Inc.	25,563	5,393,793
Microsoft Corp.	765,485	81,761,453
Oracle Corp.	321,164	15,685,650

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	73,936	$10,146,977
Symantec Corp.	65,412	1,187,228
VMware Inc., Class A(a)	7,808	1,103,973
Workday Inc., Class A(a)	15,331	2,039,329

		141,682,220
Specialty Retail — 1.5%
AutoNation Inc.(a)(b)	6,281	254,255
Best Buy Co. Inc.	26,765	1,877,832
Buckle Inc. (The)	3,502	71,441
Caleres Inc.	4,535	155,097
CarMax Inc.(a)(b)	18,788	1,275,893
Foot Locker Inc.	12,459	587,317
GameStop Corp., Class A	1,080	15,768
Gap Inc. (The)	24,822	677,641
Lowe’s Companies Inc.	86,242	8,211,963
Signet Jewelers Ltd.	6,262	350,985
Tiffany & Co.	11,766	1,309,556
Tractor Supply Co.	12,876	1,183,176
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,042	1,658,650

		17,629,574
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	160,136	2,442,074
HP Inc.	172,295	4,159,201
Xerox Corp.	24,170	673,618

		7,274,893
Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	3,322	299,910
Deckers Outdoor Corp.(a)	2,890	367,521
Hanesbrands Inc.	38,389	658,755
Michael Kors Holdings Ltd.(a)	15,811	876,088
NIKE Inc., Class B	134,569	10,098,058
PVH Corp.	8,167	986,492
Under Armour Inc., Class A(a)(b)	19,503	431,211
Under Armour Inc., Class C, NVS(a)(b)	20,541	407,328
VF Corp.	35,211	2,918,288
Wolverine World Wide Inc.	10,204	358,875

		17,402,526
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	51,427	492,671

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Air Lease Corp.	10,612	$404,317
Applied Industrial Technologies Inc.	4,108	270,019
Fastenal Co.	30,353	1,560,448
H&E Equipment Services Inc.	3,656	88,073
HD Supply Holdings Inc.(a)	18,596	698,652
United Rentals Inc.(a)(b)	8,820	1,059,017
WW Grainger Inc.	5,023	1,426,381

		5,506,907
Water Utilities — 0.1%
American Water Works Co. Inc.	18,786	1,663,124

Wireless Telecommunication Services — 0.0%
Sprint Corp.(a)(b)	84,137	514,918

Total Common Stocks — 99.8% (Cost: $1,001,540,692)		1,171,104,699

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	11,099,362	11,101,583
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	585,177	585,177

		11,686,760

Total Short-Term Investments — 1.0% (Cost: $11,685,373)		11,686,760

Total Investments in Securities — 100.8% (Cost: $1,013,226,065)		1,182,791,459

Other Assets, Less Liabilities — (0.8)%		(9,890,218)

Net Assets — 100.0%		$1,172,901,241

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	12,779,164	—	(1,679,802	)(b)	11,099,362	$11,101,583	$56,379	(c)	$1,936		$336
BlackRock Cash Funds: Treasury, SL Agency Shares	1,025,471	—	(440,294	)(b)	585,177	585,177	14,752		—		—
BlackRock Inc.	11,196	1,911	(509)		12,598	5,183,069	71,831		47,061		(1,410,247)
PNC Financial Services Group Inc. (The)	44,303	7,425	(2,491)		49,237	6,326,462	90,442		45,402		(883,808)

						$23,196,291	$233,404		$94,399		$(2,293,719)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI KLD 400 Social ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,171,104,699	$—	$—	$1,171,104,699
Money Market Funds	11,686,760	—	—	11,686,760

	$1,182,791,459	$—	$—	$1,182,791,459

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Rockwell Collins Inc.	134,259	$17,187,837

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	57,952	3,893,215
United Parcel Service Inc., Class B	10,490	1,117,605

		5,010,820
Automobiles — 0.8%
Tesla Inc.(a)(b)	18,662	6,295,066

Banks — 2.1%
Comerica Inc.	66,493	5,423,169
KeyCorp	88,708	1,610,938
People’s United Financial Inc.	332,459	5,206,308
PNC Financial Services Group Inc. (The)(c)	12,423	1,596,231
SVB Financial Group(a)	7,787	1,847,310

		15,683,956
Beverages — 2.6%
Coca-Cola Co. (The)	160,069	7,664,104
PepsiCo Inc.	104,466	11,739,889

		19,403,993
Biotechnology — 2.1%
AbbVie Inc.	43,080	3,353,779
Biogen Inc.(a)	10,327	3,142,196
Gilead Sciences Inc.	65,877	4,491,494
Vertex Pharmaceuticals Inc.(a)	30,457	5,161,243

		16,148,712
Building Products — 1.2%
Johnson Controls International PLC	250,136	7,996,848
Owens Corning	16,702	789,503

		8,786,351
Capital Markets — 5.5%
Bank of New York Mellon Corp. (The)	60,555	2,866,068
BlackRock Inc.(c)	37,297	15,344,732
Franklin Resources Inc.	68,078	2,076,379
Northern Trust Corp.	151,669	14,267,503
State Street Corp.	105,140	7,228,375

		41,783,057
Chemicals — 6.2%
Axalta Coating Systems Ltd.(a)	37,149	916,837
Ecolab Inc.	255,113	39,070,556
International Flavors & Fragrances Inc., New	33,840	4,895,295
Mosaic Co. (The)	47,048	1,455,665

		46,338,353
Communications Equipment — 2.0%
Cisco Systems Inc.	263,766	12,067,294
Motorola Solutions Inc.	24,541	3,007,745

		15,075,039
Consumer Finance — 1.3%
American Express Co.	98,227	10,090,860

Electric Utilities — 1.9%
Edison International	19,217	1,333,467
Eversource Energy	103,726	6,561,707
Xcel Energy Inc.	124,314	6,092,629

		13,987,803
Electronic Equipment, Instruments & Components — 0.7%
Corning Inc.	58,769	1,877,670

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies Inc.(a)	14,284	$815,331
TE Connectivity Ltd.	34,546	2,605,459

		5,298,460
Energy Equipment & Services — 1.3%
Baker Hughes a GE Co.	149,489	3,989,861
National Oilwell Varco Inc.	23,222	854,570
TechnipFMC PLC	197,045	5,182,283

		10,026,714
Entertainment — 1.0%
Netflix Inc.(a)	8,939	2,697,612
Walt Disney Co. (The)	39,845	4,575,401

		7,273,013
Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	28,168	4,388,856
Equinix Inc.	9,905	3,751,420
Iron Mountain Inc.	77,583	2,374,816
Liberty Property Trust	172,451	7,220,523
Prologis Inc.	204,730	13,198,943

		30,934,558
Food Products — 3.4%
Bunge Ltd.	95,719	5,915,434
Campbell Soup Co.	89,202	3,337,047
General Mills Inc.	125,267	5,486,695
Kellogg Co.	167,503	10,968,096

		25,707,272
Health Care Equipment & Supplies — 0.3%
Align Technology Inc.(a)	4,640	1,026,368
Edwards Lifesciences Corp.(a)	9,600	1,416,960

		2,443,328
Health Care Providers & Services — 3.5%
Cardinal Health Inc.	155,700	7,878,420
HCA Healthcare Inc.	22,112	2,952,615
Henry Schein Inc.(a)(b)	144,809	12,019,147
Quest Diagnostics Inc.	34,568	3,253,195

		26,103,377
Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings Inc.	37,168	2,645,246
Marriott International Inc./MD, Class A	51,774	6,051,863
Vail Resorts Inc.	5,725	1,438,807

		10,135,916
Household Durables — 0.2%
Mohawk Industries Inc.(a)	4,135	515,759
Newell Brands Inc.	82,540	1,310,735

		1,826,494
Household Products — 2.7%
Clorox Co. (The)	50,673	7,522,407
Kimberly-Clark Corp.	31,691	3,305,371
Procter & Gamble Co. (The)	110,316	9,782,823

		20,610,601
Industrial Conglomerates — 3.6%
3M Co.	140,819	26,792,223

Insurance — 1.8%
Marsh & McLennan Companies Inc.	141,542	11,995,685
Travelers Companies Inc. (The)	10,339	1,293,719

		13,289,404

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 3.2%
Alphabet Inc., Class A(a)	17,366	$18,939,012
Alphabet Inc., Class C, NVS(a)	2,541	2,736,073
Facebook Inc., Class A(a)	17,037	2,586,046

		24,261,131
Internet & Direct Marketing Retail — 0.1%
Booking Holdings Inc.(a)	421	789,198

IT Services — 4.3%
Accenture PLC, Class A	166,322	26,215,674
International Business Machines Corp.	52,451	6,054,419

		32,270,093
Leisure Products — 0.4%
Hasbro Inc.	19,944	1,829,064
Mattel Inc.(a)	62,985	855,337

		2,684,401
Life Sciences Tools & Services — 3.4%
Agilent Technologies Inc.	212,064	13,739,627
Mettler-Toledo International Inc.(a)	8,688	4,750,772
Waters Corp.(a)	38,308	7,266,644

		25,757,043
Machinery — 3.5%
Caterpillar Inc.	78,359	9,506,514
Cummins Inc.	73,342	10,025,118
Ingersoll-Rand PLC	37,330	3,581,440
Xylem Inc./NY	49,451	3,242,997

		26,356,069
Media — 0.3%
Liberty Global PLC, Class A(a)(b)	29,182	747,935
Liberty Global PLC, Class C, NVS(a)	74,074	1,854,813

		2,602,748
Multi-Utilities — 1.1%
Sempra Energy	76,491	8,423,189

Multiline Retail — 0.2%
Nordstrom Inc.	17,776	1,169,127

Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	109,701	7,668,100
Hess Corp.	78,667	4,515,486
Marathon Oil Corp.	66,528	1,263,367
Noble Energy Inc.	27,889	693,041
ONEOK Inc.	30,713	2,014,773

		16,154,767
Pharmaceuticals — 2.5%
Merck & Co. Inc.	132,453	9,749,865
Zoetis Inc.	96,768	8,723,635

		18,473,500
Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A(a)	168,170	6,775,569

Road & Rail — 0.3%
CSX Corp.	10,713	737,697
Norfolk Southern Corp.	9,612	1,613,182

		2,350,879
Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials Inc.	101,051	3,322,557
Intel Corp.	261,746	12,270,653
NVIDIA Corp.	29,922	6,308,455

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	63,186	$5,865,556

		27,767,221
Software — 9.7%
Adobe Inc.(a)	8,709	2,140,324
Autodesk Inc.(a)	37,917	4,900,772
CA Inc.	18,311	812,276
Cadence Design Systems Inc.(a)	40,837	1,820,105
Intuit Inc.	10,807	2,280,277
Microsoft Corp.	376,944	40,261,389
Oracle Corp.	172,240	8,412,201
salesforce.com Inc.(a)	83,347	11,438,542
Symantec Corp.	40,925	742,789

		72,808,675
Specialty Retail — 3.0%
Best Buy Co. Inc.	130,641	9,165,773
Gap Inc. (The)	80,007	2,184,191
Tiffany & Co.	104,178	11,595,011

		22,944,975
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	167,797	36,724,051
Hewlett Packard Enterprise Co.	226,126	3,448,422
HP Inc.	223,693	5,399,949

		45,572,422
Textiles, Apparel & Luxury Goods — 2.3%
Hanesbrands Inc.	44,358	761,183
NIKE Inc., Class B	162,767	12,214,036
PVH Corp.	19,807	2,392,487
VF Corp.	24,494	2,030,063

		17,397,769
Trading Companies & Distributors — 0.2%
WW Grainger Inc.	4,397	1,248,616

Total Common Stocks — 99.8% (Cost: $626,793,566)		752,040,599

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	12,284,683	12,287,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	750,945	750,945

		13,038,085

Total Short-Term Investments — 1.7% (Cost: $13,037,927)		13,038,085

Total Investments in Securities — 101.5% (Cost: $639,831,493)		765,078,684

Other Assets, Less Liabilities — (1.5)%		(11,606,616)

Net Assets — 100.0%		$753,472,068

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI USA ESG Select ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Purchased		Sold		10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,508,206	—		(16,223,523	)(b)	12,284,683	$12,287,140	$57,760	(c)	$4,027		$(2,109)
BlackRock Cash Funds: Treasury, SL Agency Shares	557,555	193,390	(b)	—		750,945	750,945	10,183		—		—
BlackRock Inc.	33,598	5,531		(1,832)		37,297	15,344,732	211,098		17,455		(3,962,957)
PNC Financial Services Group Inc. (The)	6,723	5,995		(295)		12,423	1,596,231	18,241		4,299		(199,976)

							$29,979,048	$297,282		$25,781		$(4,165,042)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$752,040,599	$—	$—	$752,040,599
Money Market Funds	13,038,085	—	—	13,038,085

	$765,078,684	$—	$—	$765,078,684

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities (unaudited)

October 31, 2018

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF	iShares U.S. Financial Services ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$450,670,743	$477,195,053	$914,198,246	$1,493,661,476
Affiliated(c)	376,637	13,492,719	7,252,111	59,765,819
Receivables:
Investments sold	30,429,402	—	—	367,388
Securities lending income — Affiliated	47	8,028	4,470	156
Capital shares sold	688,567	—	—	—
Dividends	545,858	850,120	165,041	1,085,673

Total assets	482,711,254	491,545,920	921,619,868	1,554,880,512

LIABILITIES
Collateral on securities loaned, at value	—	13,266,200	6,200,015	726,377
Payables:
Investments purchased	30,668,446	—	—	—
Capital shares redeemed	14,803	—	—	386,930
Investment advisory fees	205,787	181,277	334,405	575,078

Total liabilities	30,889,036	13,447,477	6,534,420	1,688,385

NET ASSETS	$451,822,218	$478,098,443	$915,085,448	$1,553,192,127

NET ASSETS CONSIST OF:
Paid-in capital	$677,631,277	$527,204,619	$864,400,975	$1,402,837,752
Accumulated earnings (loss)	(225,809,059)	(49,106,176)	50,684,473	150,354,375

NET ASSETS	$451,822,218	$478,098,443	$915,085,448	$1,553,192,127

Shares outstanding	5,100,000	4,100,000	4,700,000	12,350,000

Net asset value	$88.59	$116.61	$194.70	$125.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$13,253,667	$6,183,445	$712,613
(b) Investments, at cost — Unaffiliated	$548,914,688	$524,359,982	$829,059,096	$1,401,895,572
(c) Investments, at cost — Affiliated	$376,637	$13,492,040	$7,251,067	$61,865,153

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2018

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,706,811,145	$905,484,451	$1,159,595,168	$735,099,636
Affiliated(c)	66,294,551	12,762,489	23,196,291	29,979,048
Cash	33,248	—	—	—
Receivables:
Investments sold	996,747	451,506	—	—
Securities lending income — Affiliated	4,348	3,340	3,472	5,582
Capital shares sold	—	—	57,839	19,535
Dividends	1,216,601	793,997	1,404,077	823,708
Tax reclaims	—	1,662	—	—

Total assets	1,775,356,640	919,497,445	1,184,256,847	765,927,509

LIABILITIES
Collateral on securities loaned, at value	26,273,077	11,729,856	11,100,849	12,284,091
Payables:
Capital shares redeemed	1,731,318	477,104	—	10,040
Investment advisory fees	643,071	360,265	254,757	161,310

Total liabilities	28,647,466	12,567,225	11,355,606	12,455,441

NET ASSETS	$1,746,709,174	$906,930,220	$1,172,901,241	$753,472,068

NET ASSETS CONSIST OF:
Paid-in capital	$1,662,289,707	$899,320,176	$1,007,989,809	$622,064,205
Accumulated earnings	84,419,467	7,610,044	164,911,432	131,407,863

NET ASSETS	$1,746,709,174	$906,930,220	$1,172,901,241	$753,472,068

Shares outstanding	15,150,000	6,500,000	11,900,000	6,800,000

Net asset value	$115.29	$139.53	$98.56	$110.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$25,601,167	$11,627,522	$10,995,823	$12,278,663
(b) Investments, at cost — Unaffiliated	$1,718,586,029	$926,956,750	$991,610,802	$610,585,432
(c) Investments, at cost — Affiliated	$70,141,382	$12,761,410	$21,615,263	$29,246,061

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited)

Six Months Ended October 31, 2018

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF	iShares U.S. Financial Services ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,989,530	$7,902,725	$5,235,398	$15,359,022
Dividends — Affiliated	6,598	6,984	10,979	910,621
Securities lending income — Affiliated — net	2,514	75,723	45,841	22,085
Foreign taxes withheld	—	—	(1,092)	(2,883)

Total investment income	5,998,642	7,985,432	5,291,126	16,288,845

EXPENSES
Investment advisory fees	1,330,397	1,059,384	1,860,071	3,636,566

Total expenses	1,330,397	1,059,384	1,860,071	3,636,566

Net investment income	4,668,245	6,926,048	3,431,055	12,652,279

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(16,440,865)	(5,957,048)	(7,042,543)	(3,986,858)
Investments — Affiliated	(494)	1,725	2,394	(108,781)
In-kind redemptions — Unaffiliated	(4,854,956)	7,527,337	9,453,299	84,051,242
In-kind redemptions — Affiliated	—	—	—	3,929,187

Net realized gain (loss)	(21,296,315)	1,572,014	2,413,150	83,884,790

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(37,736,735)	6,791,632	33,099,675	(137,001,750)
Investments — Affiliated	(23)	(420)	1	(15,705,940)

Net change in unrealized appreciation (depreciation)	(37,736,758)	6,791,212	33,099,676	(152,707,690)

Net realized and unrealized gain (loss)	(59,033,073)	8,363,226	35,512,826	(68,822,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,364,828)	$15,289,274	$38,943,881	$(56,170,621)

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2018

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$22,095,765	$8,946,675	$10,257,562	$6,943,125
Dividends — Affiliated	632,725	11,101	177,025	239,522
Securities lending income — Affiliated — net	30,921	65,466	56,379	57,760
Foreign taxes withheld	(1,977)	—	(735)	—

Total investment income	22,757,434	9,023,242	10,490,231	7,240,407

EXPENSES
Investment advisory fees	4,258,082	2,212,088	1,876,779	1,205,447

Total expenses	4,258,082	2,212,088	1,876,779	1,205,447

Less:
Investment advisory fees waived	—	—	(417,136)	(270,318)

Total expenses after fees waived	4,258,082	2,212,088	1,459,643	935,129

Net investment income	18,499,352	6,811,154	9,030,588	6,305,278

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(19,168,893)	(2,833,826)	(2,945,972)	(5,392,004)
Investments — Affiliated	(114,386)	485	(45,860)	(66,512)
In-kind redemptions — Unaffiliated	121,010,442	46,371,766	11,101,154	16,400,066
In-kind redemptions — Affiliated	4,287,201	—	140,259	92,293
Litigation proceeds	243,516 (a)	—	—	—

Net realized gain	106,257,880	43,538,425	8,249,581	11,033,843

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(120,529,164)	(59,512,165)	(9,273,206)	(9,218,865)
Investments — Affiliated	(11,788,855)	(116)	(2,293,719)	(4,165,042)

Net change in unrealized appreciation (depreciation)	(132,318,019)	(59,512,281)	(11,566,925)	(13,383,907)

Net realized and unrealized loss	(26,060,139)	(15,973,856)	(3,317,344)	(2,350,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,560,787)	$(9,162,702)	$5,713,244	$3,955,214

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,668,245	$12,001,371	$6,926,048	$11,981,932
Net realized gain (loss)	(21,296,315)	81,531,468	1,572,014	43,436,270
Net change in unrealized appreciation (depreciation)	(37,736,758)	(34,040,711)	6,791,212	(62,598,536)

Net increase (decrease) in net assets resulting from operations	(54,364,828)	59,492,128	15,289,274	(7,180,334)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,172,634)	(12,542,658)	(7,071,988)	(10,581,746)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(121,574,529)	(374,762,202)	36,381,728	(268,922,450)

NET ASSETS(a)
Total increase (decrease) in net assets	(181,111,991)	(327,812,732)	44,599,014	(286,684,530)
Beginning of period	632,934,209	960,746,941	433,499,429	720,183,959

End of period	$451,822,218	$632,934,209	$478,098,443	$433,499,429

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Consumer Services ETF		iShares U.S. Financial Services ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,431,055	$7,901,397	$12,652,279	$20,888,989
Net realized gain	2,413,150	67,252,992	83,884,790	116,710,542
Net change in unrealized appreciation (depreciation)	33,099,676	9,447,083	(152,707,690)	147,442,051

Net increase (decrease) in net assets resulting from operations	38,943,881	84,601,472	(56,170,621)	285,041,582

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,706,142)	(8,008,005)	(12,460,219)	(20,493,638)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	138,166,057	(4,130,169)	(21,956,941)	(51,414,294)

NET ASSETS(a)
Total increase (decrease) in net assets	173,403,796	72,463,298	(90,587,781)	213,133,650
Beginning of period	741,681,652	669,218,354	1,643,779,908	1,430,646,258

End of period	$915,085,448	$741,681,652	$1,553,192,127	$1,643,779,908

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares U.S. Financials ETF		iShares U.S. Industrials ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,499,352	$31,708,814	$6,811,154	$14,092,457
Net realized gain	106,257,880	163,219,876	43,538,425	106,477,039
Net change in unrealized appreciation (depreciation)	(132,318,019)	63,614,564	(59,512,281)	(7,921,185)

Net increase (decrease) in net assets resulting from operations	(7,560,787)	258,543,254	(9,162,702)	112,648,311

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,311,247)	(31,064,309)	(6,503,716)	(14,040,796)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(523,734,015)	386,512,214	(111,056,996)	(48,773,886)

NET ASSETS(a)
Total increase (decrease) in net assets	(548,606,049)	613,991,159	(126,723,414)	49,833,629
Beginning of period	2,295,315,223	1,681,324,064	1,033,653,634	983,820,005

End of period	$1,746,709,174	$2,295,315,223	$906,930,220	$1,033,653,634

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI KLD 400 Social ETF		iShares MSCI USA ESG Select ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,030,588	$13,372,345	$6,305,278	$9,793,674
Net realized gain	8,249,581	74,670,248	11,033,843	23,130,820
Net change in unrealized appreciation (depreciation)	(11,566,925)	25,462,985	(13,383,907)	39,557,357

Net increase in net assets resulting from operations	5,713,244	113,505,578	3,955,214	72,481,851

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,151,472)	(12,424,302)	(6,284,038)	(8,966,610)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	140,916,516	111,396,224	74,194,006	89,583,121

NET ASSETS(a)
Total increase in net assets	137,478,288	212,477,500	71,865,182	153,098,362
Beginning of period	1,035,422,953	822,945,453	681,606,886	528,508,524

End of period	$1,172,901,241	$1,035,422,953	$753,472,068	$681,606,886

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$97.37		$89.37	$77.65	$84.59	$83.92	$69.93

Net investment income(a)	0.74		1.39	1.34	1.39	1.34	1.49
Net realized and unrealized gain (loss)(b)	(8.73)		8.16	11.62	(6.93)	0.82	13.89

Net increase (decrease) from investment operations	(7.99)		9.55	12.96	(5.54)	2.16	15.38

Distributions
From net investment income	(0.79)		(1.55)	(1.24)	(1.40)	(1.49)	(1.39)

Total distributions	(0.79)		(1.55)	(1.24)	(1.40)	(1.49)	(1.39)

Net asset value, end of period	$88.59		$97.37	$89.37	$77.65	$84.59	$83.92

Total Return
Based on net asset value	(8.29	)%(c)	10.74%	16.88%	(6.42)%	2.58%	22.27%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	1.48	%(d)	1.44%	1.62%	1.88%	1.57%	1.94%

Supplemental Data
Net assets, end of period (000)	$451,822		$632,934	$960,747	$551,283	$494,880	$939,881

Portfolio turnover rate(e)	19	%(c)	6%	13%	13%	7%	16%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$114.08		$119.04	$111.98	$105.19	$96.90	$87.54

Net investment income(a)	1.64		2.50	2.32	2.31	2.03	1.81
Net realized and unrealized gain (loss)(b)	2.58		(5.24)	7.66	6.90	8.23	9.37

Net increase (decrease) from investment operations	4.22		(2.74)	9.98	9.21	10.26	11.18

Distributions
From net investment income	(1.69)		(2.22)	(2.92)	(2.42)	(1.97)	(1.82)

Total distributions	(1.69)		(2.22)	(2.92)	(2.42)	(1.97)	(1.82)

Net asset value, end of period	$116.61		$114.08	$119.04	$111.98	$105.19	$96.90

Total Return
Based on net asset value	3.68	%(c)	(2.41)%	9.04%	8.88%	10.66%	12.92%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	2.76	%(d)	2.05%	2.03%	2.15%	1.98%	1.97%

Supplemental Data
Net assets, end of period (000)	$478,098		$433,499	$720,184	$951,869	$778,411	$460,252

Portfolio turnover rate(e)	3	%(c)	7%	7%	4%	4%	9%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$185.42		$165.24	$144.34	$142.60	$118.79	$99.99

Net investment income(a)	0.78		1.81	1.52	1.42	1.44	1.08
Net realized and unrealized gain(b)	9.34		20.10	20.99	1.74	23.64	18.72

Net increase from investment operations	10.12		21.91	22.51	3.16	25.08	19.80

Distributions
From net investment income	(0.84)		(1.73)	(1.61)	(1.42)	(1.27)	(1.00)

Total distributions	(0.84)		(1.73)	(1.61)	(1.42)	(1.27)	(1.00)

Net asset value, end of period	$194.70		$185.42	$165.24	$144.34	$142.60	$118.79

Total Return
Based on net asset value	5.44	%(c)	13.35%	15.71%	2.23%	21.19%	19.85%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	0.78	%(d)	1.04%	1.01%	0.99%	1.08%	0.96%

Supplemental Data
Net assets, end of period (000)	$915,085		$741,682	$669,218	$959,877	$1,055,273	$421,694

Portfolio turnover rate(e)	7	%(c)	10%	8%	9%	8%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$130.98		$108.38	$85.36	$91.03	$81.22	$66.98

Net investment income(a)	0.99		1.73	1.47	1.28	1.15	0.94
Net realized and unrealized gain (loss)(b)	(5.21)		22.56	22.88	(5.66)	9.77	14.22

Net increase (decrease) from investment operations	(4.22)		24.29	24.35	(4.38)	10.92	15.16

Distributions
From net investment income	(1.00)		(1.69)	(1.33)	(1.29)	(1.11)	(0.92)

Total distributions	(1.00)		(1.69)	(1.33)	(1.29)	(1.11)	(0.92)

Net asset value, end of period	$125.76		$130.98	$108.38	$85.36	$91.03	$81.22

Total Return
Based on net asset value	(3.26	)%(c)	22.53%	28.74%	(4.85)%	13.50%	22.68%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	1.47	%(d)	1.40%	1.49%	1.44%	1.32%	1.20%

Supplemental Data
Net assets, end of period (000)	$1,553,192		$1,643,780	$1,430,646	$567,660	$564,372	$592,917

Portfolio turnover rate(e)	2	%(c)	4%	4%	5%	3%	4%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$117.71		$103.79	$86.91	$88.81	$80.39	$69.55

Net investment income(a)	1.12		1.82	1.64	1.44	1.27	1.15
Net realized and unrealized gain (loss)(b)	(2.49)		13.89	16.91	(1.81)	8.46	10.84

Net increase (decrease) from investment operations	(1.37)		15.71	18.55	(0.37)	9.73	11.99

Distributions
From net investment income	(1.05)		(1.79)	(1.67)	(1.53)	(1.31)	(1.15)

Total distributions	(1.05)		(1.79)	(1.67)	(1.53)	(1.31)	(1.15)

Net asset value, end of period	$115.29		$117.71	$103.79	$86.91	$88.81	$80.39

Total Return
Based on net asset value	(1.19	)%(c)(d)	15.21%	21.52%	(0.41)%	12.15%	17.32%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	1.84	%(e)	1.59%	1.70%	1.64%	1.48%	1.50%

Supplemental Data
Net assets, end of period (000)	$1,746,709		$2,295,315	$1,681,324	$1,173,295	$1,163,414	$1,559,644

Portfolio turnover rate(f)	4	%(c)	6%	6%	6%	6%	6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (1.20)% for the six months ended October 31, 2018.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$141.60		$128.60	$108.65	$107.35	$101.19	$81.15

Net investment income(a)	0.98		1.78	1.82	1.59	1.43	1.28
Net realized and unrealized gain (loss)(b)	(2.11)		13.06	19.89	1.35	6.17	20.14

Net increase (decrease) from investment operations	(1.13)		14.84	21.71	2.94	7.60	21.42

Distributions
From net investment income	(0.94)		(1.84)	(1.76)	(1.64)	(1.44)	(1.38)

Total distributions	(0.94)		(1.84)	(1.76)	(1.64)	(1.44)	(1.38)

Net asset value, end of period	$139.53		$141.60	$128.60	$108.65	$107.35	$101.19

Total Return
Based on net asset value	(0.85	)%(c)	11.57%	20.13%	2.83%	7.54%	26.53%

Ratios to Average Net Assets
Total expenses	0.42	%(d)	0.43%	0.44%	0.44%	0.43%	0.45%

Net investment income	1.30	%(d)	1.27%	1.55%	1.54%	1.37%	1.37%

Supplemental Data
Net assets, end of period (000)	$906,930		$1,033,654	$983,820	$733,417	$917,854	$895,493

Portfolio turnover rate(e)	3	%(c)	7%	10%	7%	6%	6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$98.14		$88.02	$76.44	$77.09	$70.16	$59.39

Net investment income(a)	0.81		1.36	1.22	1.17	1.04	0.95
Net realized and unrealized gain (loss)(b)	0.42		10.01	11.54	(0.62)	6.89	10.72

Net increase from investment operations	1.23		11.37	12.76	0.55	7.93	11.67

Distributions
From net investment income	(0.81)		(1.25)	(1.18)	(1.20)	(1.00)	(0.90)

Total distributions	(0.81)		(1.25)	(1.18)	(1.20)	(1.00)	(0.90)

Net asset value, end of period	$98.56		$98.14	$88.02	$76.44	$77.09	$70.16

Total Return
Based on net asset value	1.21	%(c)	12.99%	16.83%	0.75%	11.34%	19.76%

Ratios to Average Net Assets
Total expenses	0.32	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.25	%(d)	0.48%	0.50%	0.50%	0.50%	0.50%

Net investment income	1.55	%(d)	1.43%	1.49%	1.55%	1.39%	1.45%

Supplemental Data
Net assets, end of period (000)	$1,172,901		$1,035,423	$822,945	$500,677	$431,703	$350,800

Portfolio turnover rate(e)	4	%(c)	11%	10%	16%	14%	13%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$110.83		$99.72	$85.12	$86.39	$78.49	$67.40

Net investment income(a)	0.98		1.68	1.41	1.32	1.08	1.01
Net realized and unrealized gain (loss)(b)	(0.04)		10.98	14.57	(1.29)	7.89	11.12

Net increase from investment operations	0.94		12.66	15.98	0.03	8.97	12.13

Distributions
From net investment income	(0.97)		(1.55)	(1.38)	(1.30)	(1.07)	(1.04)

Total distributions	(0.97)		(1.55)	(1.38)	(1.30)	(1.07)	(1.04)

Net asset value, end of period	$110.80		$110.83	$99.72	$85.12	$86.39	$78.49

Total Return
Based on net asset value	0.81	%(c)	12.76%	18.92%	0.07%	11.46%	18.12%

Ratios to Average Net Assets
Total expenses	0.32	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.25	%(d)	0.48%	0.50%	0.50%	0.50%	0.50%

Net investment income	1.69	%(d)	1.56%	1.53%	1.58%	1.29%	1.38%

Supplemental Data
Net assets, end of period (000)	$753,472		$681,607	$528,509	$357,511	$328,277	$255,081

Portfolio turnover rate(e)	9	%(c)	13%	19%	20%	19%	20%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S.Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	Diversified
U.S. Financial Services	Non-diversified
U.S. Financials	Diversified
U.S. Industrials	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
U.S. Consumer Goods
Barclays Bank PLC	$755,677	$755,677	$—	$—
Credit Suisse Securities (USA) LLC	52,973	52,973	—	—
Goldman Sachs & Co.	1,279,850	1,279,850	—	—
HSBC Bank PLC	425,405	425,405	—	—
JPMorgan Securities LLC	8,658,076	8,658,076	—	—
Merrill Lynch, Pierce, Fenner & Smith	130,331	130,331	—	—
Nomura Securities International Inc.	267,671	267,671	—	—
UBS AG	1,672,286	1,672,286	—	—
Wells Fargo Securities LLC	11,398	11,398	—	—

	$13,253,667	$13,253,667	$—	$—

U.S. Consumer Services
Citigroup Global Markets Inc.	$197,596	$197,596	$—	$—
Credit Suisse Securities (USA) LLC	318,533	318,533	—	—
Deutsche Bank Securities Inc.	142,532	142,532	—	—
Goldman Sachs & Co.	2,140,836	2,140,836	—	—
HSBC Bank PLC	761,168	761,168	—	—
JPMorgan Securities LLC	25,155	25,155	—	—
Merrill Lynch, Pierce, Fenner & Smith	527,924	527,924	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,387,185	1,387,185	—	—
Nomura Securities International Inc.	400,434	400,434	—	—
State Street Bank & Trust Company	282,082	282,082	—	—

	$6,183,445	$6,183,445	$—	$—

U.S. Financial Services
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$712,613	$712,613	$—	$—

U.S. Financials
Barclays Bank PLC	$4,955,038	$4,955,038	$—	$—
Citigroup Global Markets Inc.	7,529,489	7,529,489	—	—
Credit Suisse Securities (USA) LLC	965,163	965,163	—	—
Goldman Sachs & Co.	1,774,567	1,774,567	—	—
HSBC Bank PLC	33,338	33,338	—	—
Jefferies LLC	58,455	58,455	—	—
JPMorgan Securities LLC	3,936,359	3,936,359	—	—
Merrill Lynch, Pierce, Fenner & Smith	977,071	977,071	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,707,452	2,707,452	—	—
UBS Securities LLC	59,920	59,920	—	—
Wells Fargo Bank, National Association	1,626,004	1,626,004	—	—
Wells Fargo Securities LLC	978,311	978,311	—	—

	$25,601,167	$25,601,167	$—	$—

U.S. Industrials
BNP Paribas New York Branch	$20,416	$20,416	$—	$—
BNP Paribas Prime Brokerage International Ltd.	174,120	174,120	—	—
Citigroup Global Markets Inc.	1,592,044	1,592,044	—	—
Credit Suisse Securities (USA) LLC	1,272,266	1,272,266	—	—
Goldman Sachs & Co.	688,357	688,357	—	—
HSBC Bank PLC	113,423	113,423	—	—
Merrill Lynch, Pierce, Fenner & Smith	5,329,702	5,329,702	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	773,792	773,792	—	—
National Financial Services LLC	1,406,714	1,406,714	—	—
State Street Bank & Trust Company	131,923	131,923	—	—
Wells Fargo Securities LLC	124,765	124,765	—	—

	$11,627,522	$11,627,522	$—	$—

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI KLD 400 Social
Barclays Bank PLC	$237,543	$237,543	$—	$—
BNP Paribas Securities Corp.	374,336	374,336	—	—
Citigroup Global Markets Inc.	2,982,439	2,982,439	—	—
Credit Suisse Securities (USA) LLC	1,720,682	1,720,682	—	—
Deutsche Bank Securities Inc.	532,216	532,216	—	—
Goldman Sachs & Co.	452,515	452,515	—	—
HSBC Bank PLC	2,272,662	2,272,662	—	—
JPMorgan Securities LLC	1,372,386	1,372,386	—	—
Merrill Lynch, Pierce, Fenner & Smith	519,671	519,671	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	281,306	281,306	—	—
State Street Bank & Trust Company	179,016	179,016	—	—
Wells Fargo Securities LLC	71,051	71,051	—	—

	$10,995,823	$10,995,823	$—	$—

MSCI USA ESG Select
Citigroup Global Markets Inc.	$6,161,096	$6,161,096	$—	$—
JPMorgan Securities LLC	5,367,719	5,367,719	—	—
Merrill Lynch, Pierce, Fenner & Smith	749,848	749,848	—	—

	$12,278,663	$12,278,663	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financial Services, iShares U.S. Financials and iShares U.S. Industrials ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.25%
MSCI USA ESG Select	0.25

Prior to June 26, 2018, for its investment advisory services to each of the iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF, BFA was entitled to an annual investment advisory fee of 0.50%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective April 5, 2018, for each of the iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF, BFA contractually agreed to waive a portion of its investment advisory fee for each Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (unaudited) (continued)

through April 5, 2020 in order to limit each Fund’s total annual operating expenses after fee waiver to 0.25% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for the Funds from 0.50% to 0.25%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$1,252
U.S. Consumer Goods	31,166
U.S. Consumer Services	19,773
U.S. Financial Services	11,630
U.S. Financials	15,245
U.S. Industrials	24,897
MSCI KLD 400 Social	23,863
MSCI USA ESG Select	24,817

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$7,343,632	$4,047,310
U.S. Consumer Goods	2,866,440	1,715,294
U.S. Consumer Services	6,049,002	12,299,098
U.S. Financial Services	9,459,637	2,273,333
U.S. Financials	9,247,480	6,364,449
U.S. Industrials	8,928,627	7,066,408
MSCI KLD 400 Social	7,107,536	5,730,000
MSCI USA ESG Select	18,789,383	5,238,979

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended October 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$117,381,822	$117,786,122
U.S. Consumer Goods	18,022,408	14,153,810
U.S. Consumer Services	69,331,373	60,103,700
U.S. Financial Services	34,396,683	41,905,468
U.S. Financials	75,346,671	79,589,440
U.S. Industrials	35,248,128	35,678,511
MSCI KLD 400 Social	49,454,293	44,903,836
MSCI USA ESG Select	65,467,529	63,802,385

For the six months ended October 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$160,870,290	$283,020,892
U.S. Consumer Goods	124,021,098	87,494,092
U.S. Consumer Services	167,651,800	29,858,186
U.S. Financial Services	310,604,078	323,334,790
U.S. Financials	157,627,285	672,614,791
U.S. Industrials	135,819,874	246,331,956
MSCI KLD 400 Social	171,012,799	30,454,864
MSCI USA ESG Select	108,239,358	33,982,702

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
U.S. Basic Materials	$103,289,877	$64,751	$103,354,628
U.S. Consumer Goods	3,551,012	—	3,551,012
U.S. Consumer Services	32,623,807	1,146,492	33,770,299
U.S. Financial Services	11,433,067	6,373,191	17,806,258
U.S. Industrials	9,896,058	—	9,896,058
MSCI KLD 400 Social	1,662,749	374,960	2,037,709
MSCI USA ESG Select	—	74,125	74,125

(a)	Must be utilized prior to losses subject to expiration.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	$552,693,045	$5,449,525	$(107,095,190)	$(101,645,665)
U.S. Consumer Goods	539,069,195	15,982,357	(64,363,780)	(48,381,423)
U.S. Consumer Services	839,563,387	124,541,408	(42,654,438)	81,886,970
U.S. Financial Services	1,471,604,845	136,948,347	(55,125,897)	81,822,450
U.S. Financials	1,796,823,890	97,705,658	(121,423,852)	(23,718,194)
U.S. Industrials	944,905,853	86,317,496	(112,976,409)	(26,658,913)
MSCI KLD 400 Social	1,025,780,042	211,587,477	(54,576,060)	157,011,417
MSCI USA ESG Select	645,062,346	149,243,613	(29,227,275)	120,016,338

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount

U.S. Basic Materials
Shares sold	1,600,000	$161,852,303	8,650,000	$843,360,588
Shares redeemed	(3,000,000)	(283,426,832)	(12,900,000)	(1,218,122,790)

Net decrease	(1,400,000)	$(121,574,529)	(4,250,000)	$(374,762,202)

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount

U.S. Consumer Goods
Shares sold	1,050,000	$124,299,125	1,800,000	$220,964,701
Shares redeemed	(750,000)	(87,917,397)	(4,050,000)	(489,887,151)

Net increase (decrease)	300,000	$36,381,728	(2,250,000)	$(268,922,450)

U.S. Consumer Services
Shares sold	850,000	$168,130,929	2,600,000	$441,623,614
Shares redeemed	(150,000)	(29,964,872)	(2,650,000)	(445,753,783)

Net increase (decrease)	700,000	$138,166,057	(50,000)	$(4,130,169)

U.S. Financial Services
Shares sold	2,300,000	$311,353,583	3,950,000	$493,882,212
Shares redeemed	(2,500,000)	(333,310,524)	(4,600,000)	(545,296,506)

Net decrease	(200,000)	$(21,956,941)	(650,000)	$(51,414,294)

U.S. Financials
Shares sold	1,350,000	$159,359,133	11,600,000	$1,330,154,609
Shares redeemed	(5,700,000)	(683,093,148)	(8,300,000)	(943,642,395)

Net increase (decrease)	(4,350,000)	$(523,734,015)	3,300,000	$386,512,214

U.S. Industrials
Shares sold	900,000	$136,921,966	4,150,000	$575,928,694
Shares redeemed	(1,700,000)	(247,978,962)	(4,500,000)	(624,702,580)

Net decrease	(800,000)	$(111,056,996)	(350,000)	$(48,773,886)

MSCI KLD 400 Social
Shares sold	1,650,000	$171,484,768	3,150,000	$298,112,752
Shares redeemed	(300,000)	(30,568,252)	(1,950,000)	(186,716,528)

Net increase	1,350,000	$140,916,516	1,200,000	$111,396,224

MSCI USA ESG Select
Shares sold	950,000	$108,477,890	1,400,000	$148,245,639
Shares redeemed	(300,000)	(34,283,884)	(550,000)	(58,662,518)

Net increase	650,000	$74,194,006	850,000	$89,583,121

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares U.S. Consumer Services ETF and iShares MSCI KLD 400 Social ETF received proceeds of $336,974 and $23,018, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended April 30, 2018 were classified as follows:

iShares ETF	Net Investment Income
U.S. Basic Materials	$12,542,658
U.S. Consumer Goods	10,581,746
U.S. Consumer Services	8,008,005
U.S. Financial Services	20,493,638
U.S. Financials	31,064,309
U.S. Industrials	14,040,796
MSCI KLD 400 Social	12,424,302
MSCI USA ESG Select	8,966,610

Undistributed net investment income as of April 30, 2018 are as follows:

iShares ETF	Undistributed net investment income
U.S. Basic Materials	$991,938
U.S. Consumer Goods	1,400,186
U.S. Consumer Services	429,739
U.S. Financial Services	2,325,460
U.S. Financials	739,875
U.S. Industrials	319,152
MSCI KLD 400 Social	1,809,027
MSCI USA ESG Select	1,077,953

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Financial Services ETF and iShares U.S. Financials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Industrials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

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Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares MSCI KLD 400 Social ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares MSCI USA ESG Select ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	71

Board Review and Approval of Investment Advisory Contract (continued)

may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
U.S. Consumer Services(a)	$0.841110	$—	$0.000253	$0.841363	100%	—%	0	%(b)	100%
U.S. Financials(a)	0.875428	—	0.177116	1.052544	83	—	17		100
MSCI KLD 400 Social(a)	0.796206	—	0.009671	0.805877	99	—	1		100
MSCI USA ESG Select(a)	0.960399	—	0.010878	0.971277	99	—	1		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	73

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	75

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

  iShares Core Dividend Growth ETF | DGRO | NYSE Arca

  iShares Core High Dividend ETF | HDV | NYSE Arca

  iShares International Select Dividend ETF | IDV | BATS

  iShares Select Dividend ETF | DVY | NASDAQ

  iShares U.S. Dividend and Buyback ETF | DIVB | Cboe BZX

Fund Summary as of October 31, 2018	iShares® Core Dividend Growth ETF

Investment Objective

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.73%	8.18%	10.48%	8.18%	54.93%
Fund Market	4.73	8.18	10.48	8.18	54.97
Index	4.80	8.30	10.54	8.30	55.26

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,047.30	$ 0.41		$1,000.00	$ 1,024.80	$ 0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	18.8%
Health Care	17.5
Information Technology	16.3
Industrials	13.4
Consumer Staples	12.9
Consumer Discretionary	7.5
Utilities	5.2
Materials	4.2
Communication Services	3.1
Energy	1.1
Real Estate	0.0

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	3.1%
Johnson & Johnson	3.1
Pfizer Inc.	3.0
Microsoft Corp.	3.0
Procter & Gamble Co. (The)	2.8
JPMorgan Chase & Co.	2.7
Wells Fargo & Co.	2.7
Coca-Cola Co. (The)	2.3
Cisco Systems Inc.	2.2
Merck & Co. Inc.	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	iShares® Core Dividend Growth ETF

Investment Objective

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.76%	7.11%	8.64%	11.36%	7.11%	51.36%	126.43%
Fund Market	6.75	7.12	8.64	11.36	7.12	51.32	126.42
Index	6.83	7.22	8.79	11.64	7.22	52.35	130.57

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,067.60	$ 0.42		$ 1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Energy	21.9%
Consumer Staples	21.3
Health Care	21.1
Utilities	8.1
Communication Services	7.8
Industrials	6.6
Information Technology	5.3
Consumer Discretionary	4.7
Financials	2.3
Materials	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Exxon Mobil Corp.	9.8%
Verizon Communications Inc.	7.8
Johnson & Johnson	7.4
Chevron Corp.	6.3
Pfizer Inc.	6.2
Procter & Gamble Co. (The)	5.8
Coca-Cola Co. (The)	4.7
Cisco Systems Inc.	4.5
Altria Group Inc.	4.2
Merck & Co. Inc.	4.1

(a)	Excludes money market funds.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	iShares® International Select Dividend ETF

Investment Objective

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.96)%	(3.06)%	0.59%	9.36%	(3.06)%	2.98%	144.65%
Fund Market	(6.97)	(3.55)	0.51	9.02	(3.55)	2.56	137.16
Index	(6.88)	(2.91)	0.75	9.45	(2.91)	3.78	146.67

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 930.40	$ 2.38		$ 1,000.00	$1,022.70	$2.50		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	31.0%
Utilities	11.8
Communication Services	11.8
Energy	10.6
Consumer Staples	8.3
Health Care	7.9
Consumer Discretionary	7.6
Industrials	6.6
Information Technology	2.4
Materials	1.5
Real Estate	0.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United Kingdom	24.6%
Australia	16.2
France	8.9
Canada	6.4
Spain	6.0
Sweden	6.0
Italy	5.6
Norway	4.8
Finland	4.7
Switzerland	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	iShares® Select Dividend ETF

Investment Objective

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.25%	4.59%	10.06%	11.27%	4.59%	61.46%	190.80%
Fund Market	1.26	4.61	10.05	11.25	4.61	61.43	190.37
Index	1.44	5.00	10.50	11.77	5.00	64.73	204.33

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,012.50	$ 1.93		$ 1,000.00	$1,023.30	$1.94		0.38%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Utilities	31.0%
Consumer Discretionary	13.5
Energy	11.2
Financials	8.9
Consumer Staples	7.7
Materials	6.2
Communication Services	6.2
Industrials	5.5
Information Technology	5.2
Health Care	4.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
CenturyLink Inc.	2.6%
ONEOK Inc.	2.2
PPL Corp.	2.2
FirstEnergy Corp.	1.8
Entergy Corp.	1.8
Ford Motor Co.	1.7
Occidental Petroleum Corp.	1.7
Merck & Co. Inc.	1.6
Edison International	1.6
AT & T Inc.	1.6

(a)	Excludes money market funds.

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	iShares® U.S. Dividend and Buyback ETF

Investment Objective

The iShares U.S. Dividend and Buyback ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. stocks with a history of dividend payments and/or share buybacks, as represented by the Morningstar® US Dividend and Buyback IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	3.68%	5.92%
Fund Market	3.60	5.88
Index	3.80	6.21

The inception date of the Fund was 11/7/17. The first day of secondary market trading was 11/9/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,036.80	$ 1.28		$ 1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	19.9%
Financials	18.1
Health Care	14.7
Industrials	10.4
Consumer Staples	10.1
Consumer Discretionary	9.8
Communication Services	7.2
Energy	4.7
Real Estate	2.0
Materials	1.6
Utilities	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	5.1%
Microsoft Corp.	2.6
JPMorgan Chase & Co.	2.5
Johnson & Johnson	1.9
Cisco Systems Inc.	1.8
Citigroup Inc.	1.8
AT&T Inc.	1.7
Bank of America Corp.	1.7
Pfizer Inc.	1.6
Exxon Mobil Corp.	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Boeing Co. (The)	175,088	$62,131,728
BWX Technologies Inc.	17,689	1,034,099
General Dynamics Corp.	89,358	15,421,404
Harris Corp.	28,191	4,192,283
HEICO Corp.	1,065	89,279
HEICO Corp., Class A	2,221	148,052
Huntington Ingalls Industries Inc.	8,549	1,867,785
L3 Technologies Inc.	20,360	3,857,609
Lockheed Martin Corp.	103,220	30,331,197
Northrop Grumman Corp.	46,684	12,228,874
Raytheon Co.	84,644	14,816,086
United Technologies Corp.	266,470	33,098,239

		179,216,635
Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	43,759	3,895,864
Expeditors International of Washington Inc.	35,564	2,389,190
FedEx Corp.	42,375	9,336,907
United Parcel Service Inc., Class B	346,828	36,951,055

		52,573,016
Airlines — 0.5%
Alaska Air Group Inc.	39,483	2,425,045
Delta Air Lines Inc.	260,099	14,235,218
Southwest Airlines Co.	91,340	4,484,794

		21,145,057
Auto Components — 0.3%
Autoliv Inc.	43,178	3,598,455
BorgWarner Inc.	55,136	2,172,910
Garrett Motion Inc.(a)	25,536	387,381
Gentex Corp.	86,784	1,826,803
Goodyear Tire & Rubber Co. (The)	98,201	2,068,113
Lear Corp.	19,827	2,635,008

		12,688,670
Automobiles — 0.1%
Harley-Davidson Inc.	94,120	3,597,267
Thor Industries Inc.	13,249	922,660

		4,519,927
Banks — 10.4%
Associated Banc-Corp.	64,122	1,486,348
BancFirst Corp.	4,248	243,750
BancorpSouth Bank	24,981	716,955
Bank of America Corp.	2,481,778	68,248,895
Bank OZK	41,650	1,139,544
Banner Corp.	9,819	567,735
BB&T Corp.	419,237	20,609,691
BOK Financial Corp.	8,396	719,789
Cathay General Bancorp.	30,090	1,133,490
Chemical Financial Corp.	24,567	1,151,210
Columbia Banking System Inc.	31,523	1,169,188
Comerica Inc.	41,699	3,400,970
Commerce Bancshares Inc.	22,426	1,426,294
Community Bank System Inc.	17,615	1,028,540
Cullen/Frost Bankers Inc.	26,960	2,639,923
CVB Financial Corp.	41,355	903,607
First Financial Bankshares Inc.	15,276	901,131
First Horizon National Corp.	146,811	2,369,530
First Merchants Corp.	15,639	650,739
First Midwest Bancorp. Inc.	29,045	666,873

Security	Shares	Value

Banks (continued)
First Republic Bank/CA	19,367	$1,762,203
Glacier Bancorp. Inc.	28,918	1,226,123
Home BancShares Inc./AR	56,974	1,084,785
Hope Bancorp Inc.	68,600	993,328
Huntington Bancshares Inc./OH	518,721	7,433,272
Independent Bank Corp./Rockland MA	7,667	601,476
Independent Bank Group Inc.	4,127	238,995
Investors Bancorp. Inc.	117,252	1,310,877
JPMorgan Chase & Co.	1,127,245	122,892,250
KeyCorp.	585,577	10,634,078
LegacyTexas Financial Group Inc.	10,612	408,880
MB Financial Inc.	28,661	1,272,262
NBT Bancorp. Inc.	18,106	660,688
PNC Financial Services Group Inc. (The)(b)	211,286	27,148,138
Prosperity Bancshares Inc.	22,297	1,449,974
Regions Financial Corp.	352,116	5,975,409
Simmons First National Corp., Class A	29,660	794,295
South State Corp.	10,860	734,896
SunTrust Banks Inc.	218,776	13,708,504
TowneBank/Portsmouth VA	22,449	631,490
U.S. Bancorp.	581,763	30,408,752
UMB Financial Corp.	12,102	772,713
Umpqua Holdings Corp.	139,793	2,684,026
Union Bankshares Corp.	23,136	789,863
Webster Financial Corp.	32,713	1,924,833
Wells Fargo & Co.	2,256,837	120,131,433
WesBanco Inc.	23,043	924,024
Westamerica Bancorp.	11,511	670,055
Zions Bancorp. N.A	75,803	3,566,531

		474,008,355
Beverages — 4.4%
Brown-Forman Corp., Class A	13,234	613,660
Brown-Forman Corp., Class B, NVS	35,805	1,659,204
Coca-Cola Co. (The)	2,186,860	104,706,857
Keurig Dr Pepper Inc.	296,175	7,700,550
PepsiCo Inc.	780,560	87,719,333

		202,399,604
Biotechnology — 3.0%
AbbVie Inc.	1,056,133	82,219,954
Amgen Inc.	290,235	55,954,406

		138,174,360
Building Products — 0.4%
AAON Inc.	6,777	233,739
AO Smith Corp.	30,086	1,369,816
Apogee Enterprises Inc.	7,295	263,349
Fortune Brands Home & Security Inc.	34,806	1,560,353
Johnson Controls International PLC	433,925	13,872,582
Lennox International Inc.	7,004	1,477,073
Resideo Technologies Inc.(a)	37,987	799,626
Universal Forest Products Inc.	9,380	265,173

		19,841,711
Capital Markets — 3.2%
Ameriprise Financial Inc.	61,355	7,806,810
Bank of New York Mellon Corp. (The)	335,604	15,884,137
BlackRock Inc.(b)	50,982	20,975,014
Cboe Global Markets Inc.	22,823	2,575,576
CME Group Inc.	94,095	17,241,968
Cohen & Steers Inc.	12,587	483,215
Eaton Vance Corp., NVS	47,592	2,144,020

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Evercore Inc., Class A	13,489	$1,101,916
FactSet Research Systems Inc.	7,233	1,618,456
Franklin Resources Inc.	152,602	4,654,361
Goldman Sachs Group Inc. (The)	83,396	18,794,957
Invesco Ltd.	10,775	233,925
Janus Henderson Group PLC	146,678	3,603,878
Legg Mason Inc.	65,783	1,856,396
MarketAxess Holdings Inc.	6,003	1,258,649
Moody’s Corp.	27,976	4,069,948
Morningstar Inc.	2,562	319,738
Nasdaq Inc.	37,510	3,252,492
Northern Trust Corp.	60,444	5,685,967
Raymond James Financial Inc.	29,161	2,236,357
S&P Global Inc.	40,802	7,439,021
SEI Investments Co.	21,246	1,135,599
State Street Corp.	124,974	8,591,963
T Rowe Price Group Inc.	104,825	10,166,977
TD Ameritrade Holding Corp.	71,018	3,673,051

		146,804,391
Chemicals — 3.1%
Air Products & Chemicals Inc.	98,379	15,184,799
Albemarle Corp.	24,941	2,474,646
Ashland Global Holdings Inc.	12,969	959,447
Balchem Corp.	2,421	226,727
Cabot Corp.	22,379	1,089,410
Celanese Corp.	44,058	4,270,982
DowDuPont Inc.	858,175	46,272,796
Eastman Chemical Co.	56,116	4,396,689
Ecolab Inc.	45,389	6,951,325
HB Fuller Co.	9,731	432,640
Innospec Inc.	5,237	350,460
International Flavors & Fragrances Inc., New	28,301	4,094,023
Linde PLC	102,254	16,919,969
LyondellBasell Industries NV, Class A	203,734	18,187,334
NewMarket Corp.	2,750	1,061,390
PolyOne Corp.	22,599	730,174
PPG Industries Inc.	70,482	7,406,953
Quaker Chemical Corp.	1,994	358,721
RPM International Inc.	43,365	2,652,637
Scotts Miracle-Gro Co. (The)	18,809	1,255,313
Sensient Technologies Corp.	12,903	836,888
Sherwin-Williams Co. (The)	10,276	4,043,298
Stepan Co.	3,562	294,185
Valvoline Inc.	43,615	868,811
Westlake Chemical Corp.	7,233	515,713

		141,835,330
Commercial Services & Supplies — 0.6%
ABM Industries Inc.	22,656	696,672
Brady Corp., Class A, NVS	16,398	660,675
Cintas Corp.	11,065	2,012,392
Healthcare Services Group Inc.	24,106	978,463
Herman Miller Inc.	22,634	745,790
HNI Corp.	20,584	779,928
KAR Auction Services Inc.	50,379	2,868,580
Matthews International Corp., Class A	8,279	344,572
MSA Safety Inc.	8,805	919,594
Republic Services Inc.	68,536	4,981,196
Rollins Inc.	15,244	902,445

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	135,602	$12,132,311

		28,022,618
Communications Equipment — 2.3%
Cisco Systems Inc.	2,179,249	99,700,642
Motorola Solutions Inc.	45,434	5,568,391

		105,269,033
Construction & Engineering — 0.0%
Comfort Systems USA Inc.	3,790	202,689

Consumer Finance — 0.5%
American Express Co.	155,315	15,955,510
Discover Financial Services	120,005	8,360,748

		24,316,258
Containers & Packaging — 0.7%
AptarGroup Inc.	13,399	1,366,162
Avery Dennison Corp.	29,142	2,643,762
Bemis Co. Inc.	38,620	1,767,637
International Paper Co.	251,600	11,412,576
Packaging Corp. of America	44,880	4,120,433
Silgan Holdings Inc.	19,816	476,179
Sonoco Products Co.	48,322	2,637,415
WestRock Co.	135,394	5,817,880

		30,242,044
Distributors — 0.2%
Core-Mark Holding Co. Inc.	10,197	391,667
Genuine Parts Co.	70,601	6,913,250
Pool Corp.	7,399	1,078,404

		8,383,321
Diversified Consumer Services — 0.0%
Service Corp. International/U.S.	49,618	2,057,658

Electric Utilities — 2.7%
ALLETE Inc.	26,206	1,939,244
Alliant Energy Corp.	122,154	5,250,179
American Electric Power Co. Inc.	285,564	20,948,975
Edison International	197,278	13,689,120
El Paso Electric Co.	16,766	956,500
Evergy Inc.	146,053	8,177,508
Eversource Energy	171,863	10,872,053
IDACORP Inc.	20,324	1,895,416
MGE Energy Inc.	12,149	759,070
NextEra Energy Inc.	205,737	35,489,633
Pinnacle West Capital Corp.	66,198	5,444,786
PNM Resources Inc.	36,252	1,392,439
Portland General Electric Co.	46,997	2,118,625
Xcel Energy Inc.	270,039	13,234,611

		122,168,159
Electrical Equipment — 1.0%
Eaton Corp. PLC	225,416	16,155,565
Emerson Electric Co.	267,759	18,175,481
Hubbell Inc.	21,722	2,209,127
Regal Beloit Corp.	10,106	724,600
Rockwell Automation Inc.	41,568	6,847,497

		44,112,270
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	49,121	4,396,330
AVX Corp.	21,729	362,440
CDW Corp./DE	24,597	2,213,976
Corning Inc.	291,024	9,298,217

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	23,913	$1,107,411
Littelfuse Inc.	3,508	635,509
TE Connectivity Ltd.	114,739	8,653,615

		26,667,498
Entertainment — 1.3%
Activision Blizzard Inc.	54,700	3,777,035
Twenty-First Century Fox Inc., Class A, NVS	144,481	6,576,775
Twenty-First Century Fox Inc., Class B	67,795	3,062,978
Walt Disney Co. (The)	386,861	44,423,249

		57,840,037
Food & Staples Retailing — 2.6%
Casey’s General Stores Inc.	5,948	750,102
Costco Wholesale Corp.	69,911	15,983,752
Kroger Co. (The)	238,989	7,112,313
Sysco Corp.	156,784	11,183,403
Walgreens Boots Alliance Inc.	357,770	28,539,313
Walmart Inc.	527,015	52,849,064

		116,417,947
Food Products — 1.7%
Archer-Daniels-Midland Co.	254,956	12,046,671
Bunge Ltd.	75,331	4,655,456
Flowers Foods Inc.	108,507	2,095,270
General Mills Inc.	416,452	18,240,598
Hershey Co. (The)	64,735	6,936,355
Hormel Foods Corp.	82,531	3,601,653
Ingredion Inc.	28,144	2,847,610
J&J Snack Foods Corp.	3,162	493,778
JM Smucker Co. (The)	59,679	6,464,429
Kellogg Co.	129,331	8,468,594
Lancaster Colony Corp.	5,135	880,036
McCormick &Co. Inc./MD, NVS	32,787	4,721,328
Sanderson Farms Inc.	4,570	449,642
Tyson Foods Inc., Class A	94,599	5,668,372

		77,569,792
Gas Utilities — 0.3%
Atmos Energy Corp.	39,150	3,644,082
National Fuel Gas Co.	44,212	2,400,270
New Jersey Resources Corp.	34,602	1,560,550
South Jersey Industries Inc.	47,656	1,407,758
Southwest Gas Holdings Inc.	21,111	1,631,247
Spire Inc.	25,773	1,870,604
UGI Corp.	56,327	2,988,711

		15,503,222
Health Care Equipment &Supplies — 2.5%
Abbott Laboratories	497,261	34,281,173
Baxter International Inc.	84,272	5,267,843
Becton Dickinson and Co.	52,617	12,128,219
Cantel Medical Corp.	1,552	122,841
DENTSPLY SIRONA Inc.	34,094	1,180,675
Hill-Rom Holdings Inc.	9,580	805,486
Medtronic PLC	475,554	42,714,260
ResMed Inc.	32,063	3,396,113
STERIS PLC	17,328	1,894,124
Stryker Corp.	57,181	9,275,902
West Pharmaceutical Services Inc.	6,040	639,757
Zimmer Biomet Holdings Inc.	26,280	2,985,145

		114,691,538

Security	Shares	Value

Health Care Providers &Services — 3.0%
AmerisourceBergen Corp.	48,613	$4,277,944
Anthem Inc.	49,463	13,630,519
Cardinal Health Inc.	188,707	9,548,574
Chemed Corp.	985	299,765
CVS Health Corp.	446,382	32,313,593
Encompass Health Corp.	20,949	1,409,868
Humana Inc.	14,020	4,492,148
McKesson Corp.	40,714	5,079,479
Patterson Companies Inc.	59,231	1,337,436
Quest Diagnostics Inc.	43,142	4,060,094
UnitedHealth Group Inc.	223,487	58,408,327

		134,857,747
Hotels, Restaurants & Leisure — 2.9%
Cheesecake Factory Inc. (The)	17,725	856,827
Cracker Barrel Old Country Store Inc.	13,311	2,112,189
Darden Restaurants Inc.	53,182	5,666,542
Domino’s Pizza Inc.	5,461	1,467,862
Dunkin’ Brands Group Inc.	25,976	1,884,819
Marriott International Inc./MD, Class A	62,891	7,351,329
McDonald’s Corp.	322,354	57,024,423
Papa John’s International Inc.	8,119	442,810
Royal Caribbean Cruises Ltd.	56,588	5,926,461
Starbucks Corp.	599,024	34,905,128
Texas Roadhouse Inc.	16,193	979,029
Vail Resorts Inc.	13,684	3,439,063
Wendy’s Co. (The)	63,197	1,089,516
Wyndham Destinations Inc.	68,002	2,439,912
Yum! Brands Inc.	87,976	7,953,910

		133,539,820
Household Durables — 0.2%
Leggett & Platt Inc.	73,334	2,662,758
Whirlpool Corp.	40,620	4,458,451

		7,121,209
Household Products — 4.0%
Church & Dwight Co. Inc.	60,949	3,618,542
Clorox Co. (The)	55,354	8,217,301
Colgate-Palmolive Co.	363,786	21,663,456
Kimberly-Clark Corp.	202,459	21,116,474
Procter &Gamble Co. (The)	1,454,884	129,019,113
WD-40 Co.	2,987	499,068

		184,133,954
Industrial Conglomerates — 1.9%
3M Co.	261,573	49,766,879
Carlisle Companies Inc.	12,744	1,230,943
Honeywell International Inc.	228,543	33,097,597
Roper Technologies Inc.	9,600	2,715,840

		86,811,259
Insurance — 4.5%
Aflac Inc.	292,232	12,586,432
Allstate Corp. (The)	110,805	10,606,255
American Equity Investment Life Holding Co.	10,617	331,463
American Financial Group Inc./OH	15,255	1,525,958
American International Group Inc.	368,199	15,202,937
Aon PLC	43,722	6,828,502
Argo Group International Holdings Ltd.	10,308	635,076
Arthur J Gallagher & Co.	68,201	5,047,556
Aspen Insurance Holdings Ltd.	23,715	993,184
Assurant Inc.	20,050	1,949,060
Assured Guaranty Ltd.	29,264	1,169,975

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	39,706	$2,215,198
Brown & Brown Inc.	39,225	1,105,360
Chubb Ltd.	170,464	21,292,658
Cincinnati Financial Corp.	71,773	5,644,229
CNO Financial Group Inc.	53,946	1,019,579
FBL Financial Group Inc., Class A	4,220	291,096
Fidelity National Financial Inc.	140,451	4,698,086
First American Financial Corp.	45,598	2,021,359
Hanover Insurance Group Inc. (The)	13,373	1,489,485
Hartford Financial Services Group Inc. (The)	149,201	6,776,709
Horace Mann Educators Corp.	15,730	617,874
Lincoln National Corp.	75,687	4,555,601
Marsh & McLennan Companies Inc.	165,811	14,052,482
MetLife Inc.	630,986	25,990,313
Primerica Inc.	3,916	429,742
Principal Financial Group Inc.	171,482	8,071,658
Prudential Financial Inc.	263,003	24,664,421
Reinsurance Group of America Inc.	18,286	2,603,378
RenaissanceRe Holdings Ltd.	7,201	879,674
RLI Corp.	7,496	554,179
Torchmark Corp.	13,338	1,129,195
Travelers Companies Inc. (The)	110,062	13,772,058
Unum Group	109,836	3,982,653
WR Berkley Corp.	12,535	951,407

		205,684,792
Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	20,047	2,514,495

IT Services — 2.1%
Accenture PLC, Class A	169,594	26,731,406
Automatic Data Processing Inc.	139,491	20,097,863
Booz Allen Hamilton Holding Corp.	35,603	1,763,773
Broadridge Financial Solutions Inc.	21,069	2,463,809
Fidelity National Information Services Inc.	65,306	6,798,355
Jack Henry & Associates Inc.	12,113	1,814,891
Mastercard Inc., Class A	72,280	14,287,587
Visa Inc., Class A	172,600	23,792,910

		97,750,594
Leisure Products — 0.2%
Brunswick Corp./DE	16,472	856,379
Hasbro Inc.	48,688	4,465,177
Polaris Industries Inc.	22,395	1,992,707

		7,314,263
Machinery — 2.2%
AGCO Corp.	12,238	685,818
Barnes Group Inc.	7,522	425,745
Caterpillar Inc.	240,097	29,128,568
Cummins Inc.	81,692	11,166,479
Donaldson Co. Inc.	29,744	1,525,272
Dover Corp.	54,884	4,546,591
Flowserve Corp.	31,689	1,454,525
Franklin Electric Co. Inc.	7,263	308,096
Graco Inc.	32,266	1,310,968
Hillenbrand Inc.	18,098	866,894
IDEX Corp.	14,903	1,889,998
Illinois Tool Works Inc.	115,068	14,679,225
Ingersoll-Rand PLC	72,952	6,999,015
ITT Inc.	14,124	713,262
Lincoln Electric Holdings Inc.	18,524	1,498,777

Security	Shares	Value

Machinery (continued)
Nordson Corp.	8,907	$1,092,622
Oshkosh Corp.	16,636	933,945
PACCAR Inc.	95,862	5,484,265
Pentair PLC	44,748	1,796,632
Snap-on Inc.	16,749	2,578,341
Stanley Black & Decker Inc.	44,872	5,228,485
Toro Co. (The)	22,747	1,281,339
Trinity Industries Inc.	37,150	1,060,632
Wabtec Corp.	6,684	548,222
Watts Water Technologies Inc., Class A	5,498	385,135
Xylem Inc./NY	31,965	2,096,265

		99,685,116
Media — 1.8%
CBS Corp., Class B, NVS	75,147	4,309,681
Comcast Corp., Class A	1,631,231	62,215,150
John Wiley & Sons Inc., Class A	18,172	985,649
Meredith Corp.	28,321	1,460,231
Nexstar Media Group Inc., Class A	14,472	1,083,808
Omnicom Group Inc.	132,559	9,851,785
Sinclair Broadcast Group Inc., Class A	33,877	970,237

		80,876,541
Metals & Mining — 0.3%
Kaiser Aluminum Corp.	6,048	576,798
Nucor Corp.	128,435	7,593,077
Reliance Steel & Aluminum Co.	28,497	2,248,983
Royal Gold Inc.	14,993	1,148,914
Steel Dynamics Inc.	63,455	2,512,818
Worthington Industries Inc.	13,532	566,720

		14,647,310
Multi-Utilities — 2.0%
Avista Corp.	32,665	1,679,634
Black Hills Corp.	29,153	1,734,604
CMS Energy Corp.	136,872	6,777,901
Consolidated Edison Inc.	188,102	14,295,752
DTE Energy Co.	96,354	10,830,190
MDU Resources Group Inc.	97,174	2,425,463
NiSource Inc.	172,459	4,373,560
NorthWestern Corp.	31,450	1,848,002
Public Service Enterprise Group Inc.	289,093	15,446,239
Sempra Energy	140,817	15,506,768
Vectren Corp.	35,983	2,573,864
WEC Energy Group Inc.	172,165	11,776,086

		89,268,063
Oil, Gas & Consumable Fuels — 1.1%
Marathon Petroleum Corp.	167,026	11,766,982
Phillips 66	206,608	21,243,434
Valero Energy Corp.	199,166	18,142,031

		51,152,447
Paper & Forest Products — 0.0%
Domtar Corp.	35,787	1,657,296
Neenah Inc.	4,910	395,059

		2,052,355
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	41,465	5,698,949
Nu Skin Enterprises Inc., Class A	16,785	1,178,643

		6,877,592
Pharmaceuticals — 9.0%
Bristol-Myers Squibb Co.	733,367	37,064,368

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	988,961	$138,444,651
Merck &Co. Inc.	1,237,939	91,124,690
Perrigo Co. PLC	22,006	1,547,022
Pfizer Inc.	3,183,073	137,063,123
Zoetis Inc.	46,508	4,192,696

		409,436,550
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	8,938	1,271,699
Equifax Inc.	23,519	2,385,767
Exponent Inc.	8,955	451,869
Insperity Inc.	4,637	509,374
ManpowerGroup Inc.	25,819	1,969,732
Robert Half International Inc.	32,122	1,944,345

		8,532,786
Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	4,467	590,805

Road & Rail — 1.2%
CSX Corp.	164,225	11,308,533
JB Hunt Transport Services Inc.	11,297	1,249,561
Kansas City Southern	21,074	2,148,705
Ryder System Inc.	24,873	1,375,726
Union Pacific Corp.	255,399	37,344,442

		53,426,967
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices Inc.	132,968	11,130,751
Broadcom Inc.	222,772	49,787,314
KLA-Tencor Corp.	77,419	7,086,935
Maxim Integrated Products Inc.	150,990	7,552,520
Microchip Technology Inc.	69,937	4,600,456
MKS Instruments Inc.	9,304	685,612
NVIDIA Corp.	23,174	4,885,775
Power Integrations Inc.	4,970	279,910
QUALCOMM Inc.	823,543	51,792,619
Texas Instruments Inc.	390,796	36,277,593
Xilinx Inc.	81,240	6,935,459

		181,014,944
Software — 4.0%
Intuit Inc.	30,381	6,410,391
j2 Global Inc.	16,250	1,183,650
Microsoft Corp.	1,282,308	136,963,318
Oracle Corp.	737,968	36,042,357

		180,599,716
Specialty Retail — 2.9%
Best Buy Co. Inc.	95,116	6,673,339
Foot Locker Inc.	56,739	2,674,676
Group 1 Automotive Inc.	4,919	284,023
Home Depot Inc. (The)	376,691	66,252,413
Lithia Motors Inc., Class A	6,149	547,753
Lowe’s Companies Inc.	231,000	21,995,820
Monro Inc.	6,905	513,732
Penske Automotive Group Inc.	17,425	773,321
Ross Stores Inc.	59,287	5,869,413
Signet Jewelers Ltd.	20,185	1,131,369
Tiffany & Co.	32,752	3,645,298
TJX Companies Inc. (The)	150,325	16,517,711

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	28,928	$2,658,194
Williams-Sonoma Inc.	33,849	2,009,954

		131,547,016
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	651,964	142,688,841
NetApp Inc.	82,775	6,497,010

		149,185,851
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	14,661	1,407,163
Columbia Sportswear Co.	5,298	478,303
Hanesbrands Inc.	205,120	3,519,859
NIKE Inc., Class B	208,988	15,682,460
VF Corp.	113,288	9,389,309

		30,477,094
Thrifts & Mortgage Finance — 0.0%
Provident Financial Services Inc.	35,239	859,831
Washington Federal Inc.	30,861	869,046

		1,728,877
Trading Companies & Distributors — 0.3%
Air Lease Corp.	15,150	577,215
Applied Industrial Technologies Inc.	10,499	690,099
Fastenal Co.	132,788	6,826,631
GATX Corp.	13,698	1,026,391
MSC Industrial Direct Co. Inc., Class A	20,862	1,691,074
WW Grainger Inc.	11,980	3,401,961

		14,213,371
Water Utilities — 0.2%
American States Water Co.	12,090	740,150
American Water Works Co. Inc.	63,088	5,585,181
Aqua America Inc.	71,606	2,329,343
California Water Service Group	15,503	651,126

		9,305,800
Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	5,817	221,162

Total Common Stocks — 99.6% (Cost: $4,310,360,295)		4,541,239,636

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	11,722,258	11,722,259

Total Short-Term Investments — 0.3% (Cost: $11,722,258)		11,722,259

Total Investments in Securities — 99.9% (Cost: $4,322,082,553)		4,552,961,895

Other Assets, Less Liabilities — 0.1%		5,745,585

Net Assets — 100.0%		$4,558,707,480

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Dividend Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Treasury, SL Agency Shares	10,355,036	1,367,222	(b)	—	11,722,258	$11,722,259	$84,411	$—		$—
BlackRock Inc.	28,538	23,320		(876)	50,982	20,975,014	204,744	13,965		(4,801,091)
PNC Financial Services Group Inc. (The)	111,724	103,069		(3,507)	211,286	27,148,138	312,558	24,057		(3,186,719)

						$59,845,411	$601,713	$38,022		$(7,987,810)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	122	12/21/18	$16,538	$(684,266)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$684,266

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss)from:
Futures contracts	$1,157,388

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(667,365)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,845,403

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,541,239,636	$—	$—	$4,541,239,636
Money Market Funds	11,722,259	—	—	11,722,259

	$4,552,961,895	$—	$—	$4,552,961,895

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(684,266)	$—	$—	$(684,266)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) October 31, 2018	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.7%
United Parcel Service Inc., Class B	964,726	$102,781,908

Banks — 1.0%
Bank of Hawaii Corp.	57,965	4,546,775
BB&T Corp.	1,166,927	57,366,131

		61,912,906
Beverages — 8.7%
Coca-Cola Co. (The)	6,085,896	291,392,701
PepsiCo Inc.	2,172,088	244,099,249

		535,491,950
Capital Markets — 0.5%
BrightSphere Investment Group PLC	124,929	1,424,191
Cohen & Steers Inc.	32,177	1,235,275
Federated Investors Inc., Class B	208,183	5,135,875
Franklin Resources Inc.	421,701	12,861,881
Legg Mason Inc.	183,593	5,180,994
Moelis & Co., Class A	73,665	2,973,119
Waddell & Reed Financial Inc., Class A	185,063	3,529,151

		32,340,486
Chemicals — 0.7%
Air Products & Chemicals Inc.	273,521	42,217,966

Commercial Services & Supplies — 0.1%
KAR Auction Services Inc.	140,655	8,008,896

Communications Equipment — 4.5%
Cisco Systems Inc.	6,064,912	277,469,724

Containers & Packaging — 0.1%
Bemis Co. Inc.	106,697	4,883,522

Diversified Telecommunication Services — 7.8%
Verizon Communications Inc.	8,360,412	477,295,921

Electric Utilities — 4.1%
ALLETE Inc.	72,229	5,344,946
Alliant Energy Corp.	339,134	14,575,979
American Electric Power Co. Inc.	794,566	58,289,362
Duke Energy Corp.	1,539,797	127,233,426
IDACORP Inc.	56,526	5,271,615
Portland General Electric Co.	129,978	5,859,408
Xcel Energy Inc.	750,546	36,784,260

		253,358,996
Electrical Equipment — 1.6%
Eaton Corp. PLC	627,096	44,943,970
Emerson Electric Co.	745,180	50,582,819

		95,526,789
Energy Equipment & Services — 1.8%
Schlumberger Ltd.	2,145,086	110,064,363

Food Products — 0.3%
Hershey Co. (The)	179,525	19,236,104

Gas Utilities — 0.1%
National Fuel Gas Co.	122,277	6,638,418

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	607,882	34,065,707
Cracker Barrel Old Country Store Inc.(a)	37,342	5,925,429
Las Vegas Sands Corp.	855,068	43,634,120

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	896,645	$158,616,500

		242,241,756
Household Durables — 0.3%
Garmin Ltd.	175,831	11,632,979
Leggett & Platt Inc.	200,862	7,293,299

		18,926,278
Household Products — 8.1%
Clorox Co. (The)	153,674	22,812,905
Colgate-Palmolive Co.	1,010,662	60,184,922
Kimberly-Clark Corp.	563,497	58,772,737
Procter & Gamble Co. (The)	4,049,370	359,098,132

		500,868,696
Industrial Conglomerates — 2.2%
3M Co.	727,573	138,428,039

Insurance — 0.7%
Cincinnati Financial Corp.	199,189	15,664,223
Erie Indemnity Co., Class A, NVS	24,957	3,236,674
Fidelity National Financial Inc.	390,298	13,055,468
First American Financial Corp.	138,610	6,144,581
Mercury General Corp.	61,261	3,633,390

		41,734,336
IT Services — 0.5%
Paychex Inc.	455,956	29,860,559

Leisure Products — 0.2%
Hasbro Inc.	134,458	12,331,143

Machinery — 0.5%
Cummins Inc.	227,274	31,066,083

Metals & Mining — 0.1%
Southern Copper Corp.	156,660	6,006,344

Multi-Utilities — 3.9%
Avista Corp.	91,017	4,680,094
CMS Energy Corp.	379,586	18,797,099
Dominion Energy Inc.	1,437,891	102,694,175
DTE Energy Co.	267,568	30,074,643
MDU Resources Group Inc.	268,996	6,714,140
Public Service Enterprise Group Inc.	803,969	42,956,064
WEC Energy Group Inc.	478,375	32,720,850

		238,637,065
Oil, Gas & Consumable Fuels — 20.0%
Chevron Corp.	3,494,006	390,105,770
Exxon Mobil Corp.	7,553,117	601,832,363
ONEOK Inc.	982,333	64,441,045
Phillips 66	574,316	59,051,171
Valero Energy Corp.	554,182	50,480,438
Williams Companies Inc. (The)	2,730,365	66,429,780

		1,232,340,567
Pharmaceuticals — 21.1%
Bristol-Myers Squibb Co.	2,039,678	103,085,326
Eli Lilly & Co.	956,483	103,721,016
Johnson & Johnson	3,266,130	457,225,539
Merck & Co. Inc.	3,444,803	253,571,949
Pfizer Inc.	8,859,566	381,492,912

		1,299,096,742
Semiconductors & Semiconductor Equipment — 0.3%
Maxim Integrated Products Inc.	418,811	20,948,926

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Tapestry Inc.	363,126	$15,363,861

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares Inc.	182,223	2,941,079
TFS Financial Corp.	111,521	1,640,474

		4,581,553
Tobacco — 4.1%
Altria Group Inc.	3,921,960	255,084,279

Trading Companies & Distributors — 0.5%
Fastenal Co.	368,418	18,940,369
MSC Industrial Direct Co. Inc., Class A	58,404	4,734,228
Watsco Inc.	48,298	7,156,798

		30,831,395

Total Common Stocks — 99.8% (Cost: $5,821,747,036)		6,145,575,571

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(b)(c)(d)	4,445,648	4,446,537

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	18,431,671	$18,431,671

		22,878,208

Total Short-Term Investments — 0.4% (Cost: $22,878,552)		22,878,208

Total Investments in Securities — 100.2% (Cost: $5,844,625,588)		6,168,453,779

Other Assets, Less Liabilities — (0.2)%		(11,295,876)

Net Assets — 100.0%		$6,157,157,903

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,417,366	28,282	4,445,648	$4,446,537	$80,842	(b)	$107		$(70)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,926,302	8,505,369	18,431,671	18,431,671	137,178		—		—

				$22,878,208	$218,020		$107		$(70)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	77	12/21/18	$10,438	$(503,313)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$503,313

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$192,765

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(316,044)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,677,562

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,145,575,571	$—	$—	$6,145,575,571
Money Market Funds	22,878,208	—	—	22,878,208

	$6,168,453,779	$—	$—	$6,168,453,779

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(503,313)	$—	$—	$(503,313)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.1%
Amcor Ltd./Australia	1,838,146	$17,327,050
APA Group	2,580,062	17,554,739
AusNet Services	3,011,887	3,650,293
Australia & New Zealand Banking Group Ltd.	2,605,300	47,879,902
Bendigo & Adelaide Bank Ltd.	3,003,731	21,778,585
Commonwealth Bank of Australia	2,628,234	128,958,910
Fortescue Metals Group Ltd.	3,407,195	9,659,396
Harvey Norman Holdings Ltd.	3,040,552	6,874,421
Macquarie Group Ltd.	2,162,924	179,664,331
National Australia Bank Ltd.	3,079,534	55,023,833
Suncorp Group Ltd.	2,371,607	23,549,075
Sydney Airport	2,493,221	11,379,931
Tabcorp Holdings Ltd.	2,204,536	7,218,587
Telstra Corp. Ltd.	3,191,249	6,966,336
Wesfarmers Ltd.	2,502,024	82,671,674
Westpac Banking Corp.	2,899,081	55,169,320

		675,326,383
Austria — 0.8%
Oesterreichische Post AG	863,607	35,108,919

Belgium — 0.9%
Proximus SADP	1,436,112	36,693,043

Canada — 6.4%
Bank of Nova Scotia (The)	895,564	48,179,400
Canadian Imperial Bank of Commerce	981,549	84,966,678
Element Fleet Management Corp.	1,338,830	7,900,958
Emera Inc.	1,204,521	37,256,914
IGM Financial Inc.	1,228,765	30,250,122
National Bank of Canada	829,615	37,751,983
Russel Metals Inc.	1,141,660	21,159,722

		267,465,777
Denmark — 0.9%
Tryg A/S	1,509,806	36,502,971

Finland — 4.7%
Elisa OYJ	1,076,440	42,871,041
Fortum OYJ	1,415,550	29,824,301
Metso OYJ	961,509	30,406,194
Nokian Renkaat OYJ	992,460	31,576,136
Nordea Bank Abp	3,813,567	33,209,164
UPM-Kymmene OYJ	939,164	30,231,628

		198,118,464
France — 8.9%
Bouygues SA, NVS	1,031,500	37,680,195
Casino Guichard Perrachon SA, NVS	1,748,328	77,256,742
CNP Assurances, NVS	1,029,526	22,980,127
Engie SA	1,626,041	21,694,082
Lagardere SCA, NVS	1,341,151	36,758,892
Natixis SA	1,329,728	7,783,341
Orange SA, NVS	1,113,523	17,436,371
SES SA	3,230,968	69,464,564
TOTAL SA, NVS	1,405,214	82,729,516

		373,783,830
Germany — 2.5%
Aareal Bank AG	1,237,463	46,143,334
Freenet AG	1,229,818	27,715,614

Security	Shares	Value

Germany (continued)
ProSiebenSat.1 Media SE	1,343,398	$31,082,025

		104,940,973
Hong Kong — 2.7%
New World Development Co. Ltd.	6,040,000	7,658,443
PCCW Ltd.	10,903,000	5,980,420
VTech Holdings Ltd.	8,395,400	98,524,989

		112,163,852
Italy — 5.5%
Azimut Holding SpA(a)	4,495,237	55,440,852
Banca Mediolanum SpA	4,280,625	24,857,070
Enel SpA	2,799,296	13,746,325
Eni SpA	4,683,868	83,352,592
Italgas SpA	3,402,572	17,587,798
Snam SpA	4,695,503	19,440,147
Terna Rete Elettrica Nazionale SpA	3,517,852	18,195,635

		232,620,419
Netherlands — 0.8%
Aegon NV	5,555,300	34,166,164

New Zealand — 2.4%
SKYCITY Entertainment Group Ltd	16,078,298	40,211,651
Spark New Zealand Ltd	23,119,567	59,633,438

		99,845,089
Norway — 4.8%
Equinor ASA	1,301,335	33,954,130
Marine Harvest ASA	2,470,803	59,969,877
Salmar ASA	2,016,219	106,748,696

		200,672,703
Portugal — 1.3%
EDP - Energias de Portugal SA	16,234,696	57,097,191

Singapore — 0.9%
StarHub Ltd	28,512,300	38,708,206

Spain — 6.0%
Enagas SA	2,018,137	53,599,054
Ferrovial SA	2,117,551	42,467,434
Mapfre SA	3,912,559	11,721,177
Naturgy Energy Group SA	2,581,522	63,530,829
Red Electrica Corp. SA	2,807,434	58,211,597
Telefonica SA	2,740,026	22,470,986

		252,001,077
Sweden — 5.9%
Hennes & Mauritz AB, Class B	3,788,686	67,046,191
JM AB	3,225,693	61,392,529
Skandinaviska Enskilda Banken AB, Class A	3,138,674	32,541,632
Swedbank AB, Class A	3,300,169	74,418,726
Telia Co. AB	2,978,974	13,448,195

		248,847,273
Switzerland — 3.4%
Swiss Prime Site AG, Registered	145,942	11,868,034
Swiss Re AG	160,777	14,538,499
Swisscom AG, Registered	135,450	62,130,063
Zurich Insurance Group AG	179,709	55,954,726

		144,491,322
United Kingdom — 24.4%
Ashmore Group PLC	2,791,389	12,561,903
AstraZeneca PLC	3,231,993	247,367,683
Bovis Homes Group PLC	2,849,567	35,281,609

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BP PLC	4,841,881	$35,097,212
BT Group PLC	4,473,913	13,751,137
Centamin PLC	4,372,297	5,558,767
Crest Nicholson Holdings PLC	4,798,552	20,895,632
Dairy Crest Group PLC	3,061,951	18,709,128
Galliford Try PLC	8,650,076	96,599,991
GlaxoSmithKline PLC	4,249,538	82,055,820
Greene King PLC	4,817,417	29,706,213
HSBC Holdings PLC	3,708,215	30,556,458
IG Group Holdings PLC	2,893,950	22,352,858
Legal & General Group PLC	3,405,383	10,943,335
Marks & Spencer Group PLC	4,488,436	16,975,887
National Grid PLC	3,988,329	42,256,741
Phoenix Group Holdings	4,786,893	36,851,613
Royal Dutch Shell PLC, Class A	4,257,502	136,027,729
SSE PLC	5,232,991	76,325,847
Standard Life Aberdeen PLC	3,416,080	11,807,040
United Utilities Group PLC	3,979,171	36,943,133
Vodafone Group PLC	4,233,572	7,996,241

		1,026,621,977

Total Common Stocks — 99.3% (Cost: $4,298,404,309)		4,175,175,633

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(b)(c)(d)	5,235,381	$5,236,428
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	2,406,197	2,406,197

		7,642,625

Total Short-Term Investments — 0.2% (Cost: $7,642,626)		7,642,625

Total Investments in Securities — 99.5% (Cost: $4,306,046,935)		4,182,818,258

Other Assets, Less Liabilities — 0.5%		20,636,839

Net Assets — 100.0%		$4,203,455,097

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares					Shares				Net		Change in Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	04/30/18	Purchased		Sold		10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	5,235,381	(b)	—		5,235,381	$5,236,428	$1,212	(c)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,551,785	—		(1,145,588	)(b)	2,406,197	2,406,197	25,901		—		—
Galliford Try PLC (d)	9,121,367	216,441		(687,732)		8,650,076	96,599,991	—		2,801,345		(15,287,981)

							$104,242,616	$27,113		$2,801,345		$(15,287,981)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	The Fund held less than 5% at the end of the period.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	77	12/20/18	$7,910	$(495,981)
Euro STOXX 50 Index	284	12/21/18	10,278	(448,842)
FTSE 100 Index	108	12/21/18	9,813	(274,829)

				$(1,219,652)

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® International Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$1,219,652

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$158,789

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,097,774)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$31,081,009

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,175,175,633	$—	$—	$4,175,175,633
Money Market Funds	7,642,625	—	—	7,642,625

	$4,182,818,258	$—	$—	$4,182,818,258

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,219,652)	$—	$—	$(1,219,652)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) October 31, 2018	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Lockheed Martin Corp.	378,525	$111,229,571

Automobiles — 1.7%
Ford Motor Co.	30,357,627	289,915,338

Banks — 4.0%
Bank of Hawaii Corp.	873,318	68,503,064
BB&T Corp.	2,518,944	123,831,287
FNB Corp.	6,658,251	78,767,109
PacWest Bancorp.	2,678,131	108,785,681
People’s United Financial Inc.	7,199,919	112,750,732
Trustmark Corp.	1,376,512	42,396,570
United Bankshares Inc./WV	2,137,113	70,888,038
Valley National Bancorp.	5,432,038	54,211,739

		660,134,220
Beverages — 1.4%
Coca-Cola Co. (The)	4,700,377	225,054,051

Capital Markets — 1.8%
Federated Investors Inc., Class B	1,965,861	48,497,791
Invesco Ltd.	6,101,547	132,464,585
Lazard Ltd., Class A	2,787,130	110,760,546

		291,722,922
Chemicals — 3.1%
CF Industries Holdings Inc.	3,961,957	190,292,795
Huntsman Corp.	3,594,196	78,641,008
LyondellBasell Industries NV, Class A	1,928,325	172,141,573
Olin Corp.	3,577,721	72,269,964

		513,345,340
Commercial Services & Supplies — 0.9%
Pitney Bowes Inc.	3,859,532	25,550,102
Waste Management Inc.	1,441,503	128,971,273

		154,521,375
Containers & Packaging — 2.7%
International Paper Co.	3,308,129	150,056,731
Packaging Corp. of America	1,022,460	93,872,053
Sonoco Products Co.	2,111,007	115,218,762
WestRock Co.	2,254,628	96,881,365

		456,028,911
Distributors — 1.1%
Genuine Parts Co.	1,952,298	191,169,020

Diversified Consumer Services — 0.6%
H&R Block Inc.	3,988,816	105,863,177

Diversified Telecommunication Services — 4.2%
AT&T Inc.	8,518,136	261,336,412
CenturyLink Inc.	20,805,201	429,419,349

		690,755,761
Electric Utilities — 18.3%
Alliant Energy Corp.	5,084,451	218,529,704
American Electric Power Co. Inc.	3,324,050	243,852,308
Edison International	3,855,837	267,556,529
Entergy Corp.	3,490,565	293,032,932
Eversource Energy	3,592,613	227,268,698
Exelon Corp.	5,774,173	252,966,519
FirstEnergy Corp.	8,045,854	299,949,437
IDACORP Inc.	1,086,368	101,314,680
NextEra Energy Inc.	1,088,039	187,686,728

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	4,386,229	$158,562,178
Pinnacle West Capital Corp.	2,468,572	203,040,047
PPL Corp.	11,826,623	359,529,339
Xcel Energy Inc.	4,691,274	229,919,339

		3,043,208,438
Electrical Equipment — 1.9%
Eaton Corp. PLC	2,303,822	165,114,923
Emerson Electric Co.	2,238,693	151,962,481

		317,077,404
Energy Equipment & Services — 0.9%
Helmerich & Payne Inc.	2,335,394	145,471,692

Entertainment — 0.6%
Cinemark Holdings Inc.	2,346,033	97,524,592

Food & Staples Retailing — 1.0%
Sysco Corp.	2,291,004	163,417,315

Food Products — 1.1%
General Mills Inc.	4,333,305	189,798,759

Gas Utilities — 0.5%
New Jersey Resources Corp.	1,844,825	83,201,607

Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants Inc.	1,670,245	177,964,605
McDonald’s Corp.	959,130	169,670,097

		347,634,702
Household Durables — 2.5%
Garmin Ltd.	2,364,134	156,411,105
Leggett & Platt Inc.	2,759,613	100,201,548
Newell Brands Inc.	7,513,111	119,308,203
Tupperware Brands Corp.	1,079,186	37,879,429

		413,800,285
Household Products — 1.2%
Kimberly-Clark Corp.	1,841,319	192,049,572

Industrial Conglomerates — 0.8%
General Electric Co.	13,378,635	135,124,213

Insurance — 2.6%
Arthur J Gallagher & Co.	1,947,017	144,098,728
Cincinnati Financial Corp.	2,141,951	168,443,027
Old Republic International Corp.	5,182,697	114,278,469

		426,820,224
IT Services — 2.0%
International Business Machines Corp.	1,387,808	160,194,677
Western Union Co. (The)	9,869,936	178,053,646

		338,248,323
Machinery — 0.5%
Caterpillar Inc.	759,944	92,196,406

Media — 1.4%
Interpublic Group of Companies Inc. (The)	8,299,133	192,207,920
Meredith Corp.	851,333	43,894,730

		236,102,650
Multi-Utilities — 12.1%
Avista Corp.	1,404,270	72,207,563
Black Hills Corp.	1,142,760	67,994,220
CenterPoint Energy Inc.	8,766,919	236,794,482
CMS Energy Corp.	4,524,150	224,035,908

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Dominion Energy Inc.	3,530,216	$252,128,027
DTE Energy Co.	2,000,382	224,842,937
NiSource Inc.	7,359,273	186,631,163
NorthWestern Corp.	1,074,636	63,145,611
Public Service Enterprise Group Inc.	4,572,911	244,330,635
Sempra Energy	1,726,757	190,150,481
WEC Energy Group Inc.	3,527,791	241,300,905

		2,003,561,932
Multiline Retail — 4.1%
Kohl’s Corp.	3,232,248	244,778,141
Macy’s Inc.	6,478,841	222,159,458
Target Corp.	2,627,287	219,720,012

		686,657,611
Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp.	2,006,504	224,026,172
ConocoPhillips	2,215,307	154,849,959
Exxon Mobil Corp.	3,124,895	248,991,634
HollyFrontier Corp.	3,657,324	246,649,931
Occidental Petroleum Corp.	4,109,904	275,651,261
ONEOK Inc.	5,501,944	360,927,526
Valero Energy Corp.	2,194,189	199,868,676

		1,710,965,159
Paper & Forest Products — 0.4%
Domtar Corp.	1,322,902	61,263,592

Personal Products — 0.4%
Nu Skin Enterprises Inc., Class A	1,051,741	73,853,253

Pharmaceuticals — 4.6%
Eli Lilly & Co.	2,152,677	233,436,294
Merck & Co. Inc.	3,709,790	273,077,642
Pfizer Inc.	5,948,677	256,150,031

		762,663,967
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	2,707,081	126,907,957

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Inc.	3,203,147	$201,445,915

		328,353,872
Specialty Retail — 1.2%
L Brands Inc.	5,962,291	193,297,474

Technology Hardware, Storage & Peripherals — 1.2%
Seagate Technology PLC	4,783,173	192,427,050

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp. Inc.	9,985,045	95,656,731

Tobacco — 2.6%
Altria Group Inc.	3,735,244	242,940,270
Philip Morris International Inc.	2,206,585	194,333,941

		437,274,211
Trading Companies & Distributors — 0.6%
Watsco Inc.	632,256	93,687,694

Total Common Stocks — 99.7% (Cost: $14,502,969,334)		16,551,078,414

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(a)(b)	23,990,756	23,990,756

Total Short-Term Investments — 0.2% (Cost: $23,990,756)		23,990,756

Total Investments in Securities — 99.9% (Cost: $14,526,960,090)		16,575,069,170

Other Assets, Less Liabilities — 0.1%		18,592,670

Net Assets — 100.0%		$16,593,661,840

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	18,000,301	5,990,455	23,990,756	$23,990,756	$332,719	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	302	12/21/18	$40,938	$(2,385,342)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$2,385,342

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,473,336

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,864,645)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,618,948

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,551,078,414	$—	$—	$16,551,078,414
Money Market Funds	23,990,756	—	—	23,990,756

	$16,575,069,170	$—	$—	$16,575,069,170

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,385,342)	$—	$—	$(2,385,342)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Boeing Co. (The)	302	$107,168
General Dynamics Corp.	111	19,156
Harris Corp.	43	6,394
Huntington Ingalls Industries Inc.	17	3,714
L3 Technologies Inc.	23	4,358
Lockheed Martin Corp.	102	29,973
Northrop Grumman Corp.	45	11,788
Raytheon Co.	93	16,279
Spirit AeroSystems Holdings Inc., Class A	92	7,729
Textron Inc.	124	6,650
United Technologies Corp.	267	33,164

		246,373
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	44	3,917
Expeditors International of Washington Inc.	49	3,292
FedEx Corp.	26	5,729
United Parcel Service Inc., Class B	296	31,536

		44,474
Airlines — 0.8%
American Airlines Group Inc.	408	14,313
Delta Air Lines Inc.	365	19,976
Southwest Airlines Co.	256	12,570
United Continental Holdings Inc.(a)	144	12,313

		59,172
Auto Components — 0.2%
Aptiv PLC	61	4,685
Goodyear Tire & Rubber Co. (The)	199	4,191
Lear Corp.	31	4,120

		12,996
Automobiles — 1.0%
Ford Motor Co.	2,389	22,815
General Motors Co.	1,324	48,445
Harley-Davidson Inc.	140	5,351

		76,611
Banks — 9.9%
Bank of America Corp.	4,720	129,800
BB&T Corp.	368	18,091
CIT Group Inc.	372	17,625
Citigroup Inc.	2,142	140,215
Citizens Financial Group Inc.	233	8,703
Comerica Inc.	49	3,996
Fifth Third Bancorp.	522	14,089
Huntington Bancshares Inc./OH	268	3,840
JPMorgan Chase & Co.	1,763	192,202
KeyCorp.	428	7,773
M&T Bank Corp.	94	15,549
PacWest Bancorp.	66	2,681
PNC Financial Services Group Inc. (The)(b)	243	31,223
Regions Financial Corp.	696	11,811
SunTrust Banks Inc.	245	15,352
U.S. Bancorp.	685	35,805
Wells Fargo & Co.	2,255	120,034
Zions Bancorp. N.A	62	2,917

		771,706
Beverages — 2.0%
Coca-Cola Co. (The)	1,547	74,070
Constellation Brands Inc., Class A	64	12,751

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	138	$3,588
Monster Beverage Corp.(a)	72	3,805
PepsiCo Inc.	576	64,731

		158,945
Biotechnology — 3.7%
AbbVie Inc.	1,074	83,611
Amgen Inc.	570	109,890
Biogen Inc.(a)	65	19,778
Celgene Corp.(a)	500	35,800
Gilead Sciences Inc.	573	39,067

		288,146
Building Products — 0.2%
Fortune Brands Home & Security Inc.	92	4,124
Johnson Controls International PLC	346	11,062
Masco Corp.	130	3,900

		19,086
Capital Markets — 3.2%
Ameriprise Financial Inc.	129	16,414
Bank of New York Mellon Corp. (The)	571	27,025
BlackRock Inc.(b)	47	19,337
Charles Schwab Corp. (The)	68	3,144
CME Group Inc.	49	8,979
Franklin Resources Inc.	215	6,557
Goldman Sachs Group Inc. (The)	226	50,934
Intercontinental Exchange Inc.	178	13,713
Invesco Ltd.	232	5,037
Legg Mason Inc.	124	3,499
Moody’s Corp.	33	4,801
Morgan Stanley	956	43,651
MSCI Inc.	26	3,910
Northern Trust Corp.	72	6,773
S&P Global Inc.	86	15,680
State Street Corp.	192	13,200
T Rowe Price Group Inc.	87	8,438

		251,092
Chemicals — 1.3%
Air Products & Chemicals Inc.	48	7,409
Albemarle Corp.	37	3,671
Celanese Corp.	64	6,204
DowDuPont Inc.	636	34,293
Eastman Chemical Co.	49	3,839
Ecolab Inc.	56	8,577
Linde PLC	50	8,274
LyondellBasell Industries NV, Class A	186	16,604
PPG Industries Inc.	145	15,238

		104,109
Commercial Services & Supplies — 0.2%
Republic Services Inc.	88	6,396
Waste Management Inc.	132	11,810

		18,206
Communications Equipment — 2.1%
Cisco Systems Inc.	3,080	140,910
F5 Networks Inc.(a)	30	5,258
Juniper Networks Inc.	335	9,805
Motorola Solutions Inc.	44	5,393

		161,366
Consumer Finance — 1.2%
Ally Financial Inc.	289	7,344

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	293	$30,100
Capital One Financial Corp.	208	18,574
Discover Financial Services	298	20,762
Navient Corp.	305	3,532
Synchrony Financial	507	14,642

		94,954
Containers & Packaging — 0.2%
International Paper Co.	175	7,938
Sealed Air Corp.	241	7,799
WestRock Co.	73	3,137

		18,874
Distributors — 0.1%
Genuine Parts Co.	47	4,602

Diversified Consumer Services — 0.0%
H&R Block Inc.	119	3,158

Diversified Financial Services — 0.1%
Voya Financial Inc.	121	5,295

Diversified Telecommunication Services — 3.1%
AT&T Inc.	4,322	132,599
CenturyLink Inc.	874	18,039
Verizon Communications Inc.	1,620	92,486

		243,124
Electric Utilities — 1.2%
American Electric Power Co. Inc.	154	11,297
Duke Energy Corp.	241	19,914
Edison International	107	7,425
Entergy Corp.	64	5,373
Eversource Energy	95	6,010
Exelon Corp.	131	5,739
FirstEnergy Corp.	164	6,114
NextEra Energy Inc.	94	16,215
PPL Corp.	254	7,722
Xcel Energy Inc.	146	7,155

		92,964
Electrical Equipment — 0.5%
Eaton Corp. PLC	227	16,269
Emerson Electric Co.	223	15,137
Rockwell Automation Inc.	62	10,214

		41,620
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	86	7,697
CDW Corp./DE	61	5,491
Corning Inc.	1,071	34,218
Jabil Inc.	128	3,165
TE Connectivity Ltd.	113	8,523

		59,094
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	80	2,135
Halliburton Co.	146	5,064
Schlumberger Ltd.	475	24,372

		31,571
Entertainment — 1.3%
Electronic Arts Inc.(a)	46	4,185
Twenty-First Century Fox Inc., Class A, NVS	112	5,098
Walt Disney Co. (The)	792	90,946

		100,229

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	104	$16,204
AvalonBay Communities Inc.	37	6,489
Boston Properties Inc.	35	4,227
Colony Capital Inc.	1,040	6,105
Equity Residential	103	6,691
Essex Property Trust Inc.	16	4,013
HCP Inc.	246	6,777
Host Hotels & Resorts Inc.	264	5,045
Macerich Co. (The)	58	2,994
Mid-America Apartment Communities Inc.	40	3,908
Omega Healthcare Investors Inc.	142	4,736
Prologis Inc.	154	9,928
Public Storage	50	10,274
SBA Communications Corp.(a)	47	7,622
Simon Property Group Inc.(c)	141	25,876
SL Green Realty Corp.	77	7,027
Ventas Inc.	83	4,817
Vornado Realty Trust	54	3,676
Welltower Inc.	116	7,664
Weyerhaeuser Co.	296	7,883

		151,956
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	51	11,660
Kroger Co. (The)	633	18,838
Sysco Corp.	239	17,048
Walgreens Boots Alliance Inc.	832	66,369
Walmart Inc.	587	58,864

		172,779
Food Products — 1.5%
Archer-Daniels-Midland Co.	227	10,726
Campbell Soup Co.	118	4,414
Conagra Brands Inc.	346	12,318
General Mills Inc.	362	15,855
Hershey Co. (The)	64	6,858
JM Smucker Co. (The)	62	6,716
Kellogg Co.	94	6,155
Kraft Heinz Co. (The)	231	12,698
Mondelez International Inc., Class A	772	32,408
Tyson Foods Inc., Class A	191	11,445

		119,593
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	287	19,786
Baxter International Inc.	136	8,501
DENTSPLY SIRONA Inc.	101	3,498
Edwards Lifesciences Corp.(a)	36	5,314
Intuitive Surgical Inc.(a)	14	7,296
Medtronic PLC	418	37,545
Stryker Corp.	41	6,651

		88,591
Health Care Providers & Services — 3.3%
Aetna Inc.	124	24,602
AmerisourceBergen Corp.	94	8,272
Anthem Inc.	72	19,841
Cardinal Health Inc.	215	10,879
Cigna Corp.	76	16,250
CVS Health Corp.	514	37,208
DaVita Inc.(a)	122	8,215
Express Scripts Holding Co.(a)	253	24,533
HCA Healthcare Inc.	122	16,291

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)(c)	61	$5,063
Humana Inc.	55	17,623
McKesson Corp.	159	19,837
Quest Diagnostics Inc.	51	4,800
UnitedHealth Group Inc.	164	42,861

		256,275
Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	197	11,040
Darden Restaurants Inc.	44	4,688
Domino’s Pizza Inc.	28	7,526
Hilton Worldwide Holdings Inc.	140	9,964
Hyatt Hotels Corp., Class A	89	6,159
Las Vegas Sands Corp.	171	8,726
Marriott International Inc./MD, Class A	181	21,157
McDonald’s Corp.	480	84,912
Royal Caribbean Cruises Ltd.	33	3,456
Six Flags Entertainment Corp.	74	3,986
Starbucks Corp.	802	46,732
Yum! Brands Inc.	377	34,085

		242,431
Household Durables — 0.3%
Newell Brands Inc.	205	3,255
NVR Inc.(a)	2	4,478
PulteGroup Inc.	239	5,872
Whirlpool Corp.	89	9,769

		23,374
Household Products — 2.4%
Church & Dwight Co. Inc.	115	6,828
Clorox Co. (The)	40	5,938
Colgate-Palmolive Co.	397	23,641
Kimberly-Clark Corp.	177	18,461
Procter & Gamble Co. (The)	1,440	127,699

		182,567
Industrial Conglomerates — 2.0%
3M Co.	242	46,043
General Electric Co.	7,121	71,922
Honeywell International Inc.	243	35,191

		153,156
Insurance — 3.7%
Aflac Inc.	372	16,022
Allstate Corp. (The)	179	17,134
American International Group Inc.	1,244	51,365
Aon PLC	153	23,896
Assurant Inc.	42	4,083
Assured Guaranty Ltd.	118	4,718
Axis Capital Holdings Ltd.	71	3,961
Chubb Ltd.	131	16,363
Everest Re Group Ltd.	15	3,268
Fidelity National Financial Inc.	92	3,077
Hartford Financial Services Group Inc. (The)	233	10,583
Lincoln National Corp.	132	7,945
Marsh & McLennan Companies Inc.	170	14,408
MetLife Inc.	876	36,082
Principal Financial Group Inc.	107	5,036
Prudential Financial Inc.	292	27,384
Torchmark Corp.	41	3,471
Travelers Companies Inc. (The)	170	21,272
Unum Group	136	4,931
White Mountains Insurance Group Ltd.	2	1,773

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	50	$7,158

		283,930
Interactive Media & Services — 0.7%
Alphabet Inc., Class A(a)	14	15,268
Alphabet Inc., Class C, NVS(a)	14	15,075
Facebook Inc., Class A(a)	175	26,563

		56,906
Internet & Direct Marketing Retail — 0.7%
Booking Holdings Inc.(a)	10	18,746
eBay Inc.(a)	729	21,163
Expedia Group Inc.	35	4,390
Qurate Retail Inc.(a)	357	7,832

		52,131
IT Services — 3.9%
Accenture PLC, Class A	199	31,366
Alliance Data Systems Corp.	18	3,711
Automatic Data Processing Inc.	135	19,451
Cognizant Technology Solutions Corp., Class A	226	15,601
Fidelity National Information Services Inc.	59	6,142
Fiserv Inc.(a)	140	11,102
International Business Machines Corp.	604	69,720
Mastercard Inc., Class A	197	38,941
Paychex Inc.	103	6,745
PayPal Holdings Inc.(a)	145	12,208
VeriSign Inc.(a)	34	4,846
Visa Inc., Class A	523	72,095
Western Union Co. (The)	314	5,665
Worldpay Inc., Class A(a)	76	6,980

		304,573
Leisure Products — 0.1%
Hasbro Inc.	42	3,852

Life Sciences Tools & Services — 0.2%
IQVIA Holdings Inc.(a)	111	13,645
Mettler-Toledo International Inc.(a)	7	3,828

		17,473
Machinery —1.0%
Allison Transmission Holdings Inc.	136	5,995
Caterpillar Inc.	138	16,742
Cummins Inc.	65	8,885
Deere & Co.	41	5,553
Illinois Tool Works Inc.	152	19,391
Ingersoll-Rand PLC	107	10,265
PACCAR Inc.	57	3,261
Parker-Hannifin Corp.	34	5,155
Terex Corp.	135	4,508

		79,755
Media — 2.0%
CBS Corp., Class B, NVS	339	19,442
Charter Communications Inc., Class A(a)	173	55,424
Comcast Corp., Class A	1,408	53,701
Discovery Inc., Class C, NVS(a)	141	4,133
Interpublic Group of Companies Inc. (The)	229	5,304
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	137	5,654
Omnicom Group Inc.	136	10,107
Sirius XM Holdings Inc.(c)	631	3,798

		157,563

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.1%
Nucor Corp.	70	$4,138

Multi-Utilities — 0.3%
Ameren Corp.	65	4,198
CenterPoint Energy Inc.	157	4,240
Public Service Enterprise Group Inc.	144	7,694
WEC Energy Group Inc.	103	7,045

		23,177
Multiline Retail — 0.6%
Dollar General Corp.	95	10,581
Kohl’s Corp.	87	6,588
Macy’s Inc.	133	4,561
Target Corp.	339	28,351

		50,081
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	113	6,012
Apache Corp.	89	3,367
Chevron Corp.	565	63,082
ConocoPhillips	435	30,406
EOG Resources Inc.	36	3,792
Exxon Mobil Corp.	1,607	128,046
Kinder Morgan Inc./DE	634	10,791
Marathon Petroleum Corp.	286	20,149
Occidental Petroleum Corp.	280	18,779
ONEOK Inc.	55	3,608
Phillips 66	246	25,294
Valero Energy Corp.	205	18,673

		331,999
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	59	8,109

Pharmaceuticals — 6.4%
Allergan PLC	420	66,364
Bristol-Myers Squibb Co.	590	29,819
Eli Lilly & Co.	282	30,580
Johnson & Johnson	1,042	145,869
Merck &Co. Inc.	1,202	88,479
Pfizer Inc.	2,977	128,190
Zoetis Inc.	72	6,491

		495,792
Professional Services — 0.2%
IHS Markit Ltd.(a)	200	10,506
ManpowerGroup Inc.	42	3,204
Nielsen Holdings PLC	199	5,170

		18,880
Road & Rail — 1.5%
CSX Corp.	349	24,032
Kansas City Southern	36	3,670
Norfolk Southern Corp.	95	15,944
Union Pacific Corp.	494	72,233

		115,879
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	55	4,604
Applied Materials Inc.	723	23,772
Broadcom Inc.	113	25,255
Intel Corp.	2,011	94,276
KLA-Tencor Corp.	34	3,112
Lam Research Corp.	107	15,165
Marvell Technology Group Ltd.	176	2,888

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Inc.	106	$5,302
NVIDIA Corp.	41	8,644
QUALCOMM Inc.	589	37,042
Skyworks Solutions Inc.	88	7,635
Texas Instruments Inc.	377	34,997
Xilinx Inc.	101	8,623

		271,315
Software — 3.8%
Adobe Inc.(a)	44	10,813
ANSYS Inc.(a)	21	3,141
Autodesk Inc.(a)	35	4,524
CA Inc.	101	4,480
Cadence Design Systems Inc.(a)	78	3,476
CDK Global Inc.	100	5,724
Citrix Systems Inc.(a)	81	8,300
Microsoft Corp.	1,902	203,153
Oracle Corp.	999	48,791
VMware Inc., Class A(a)	27	3,818

		296,220
Specialty Retail — 3.0%
AutoZone Inc.(a)	12	8,802
Bed Bath & Beyond Inc.	225	3,091
Best Buy Co. Inc.	193	13,541
CarMax Inc.(a)	67	4,550
Foot Locker Inc.	92	4,337
Home Depot Inc. (The)	538	94,623
L Brands Inc.	284	9,207
Lowe’s Companies Inc.	359	34,184
O’Reilly Automotive Inc.(a)	48	15,396
Ross Stores Inc.	114	11,286
Signet Jewelers Ltd.	109	6,109
TJX Companies Inc. (The)	203	22,306
Tractor Supply Co.	58	5,330

		232,762
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	1,813	396,793
Hewlett Packard Enterprise Co.	1,647	25,117
HP Inc.	896	21,630
NetApp Inc.	106	8,320
Seagate Technology PLC	154	6,195

		458,055
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	187	3,209
Michael Kors Holdings Ltd.(a)	67	3,712
NIKE Inc., Class B	524	39,321
VF Corp.	149	12,349

		58,591
Tobacco — 1.8%
Altria Group Inc.	1,120	72,845
Philip Morris International Inc.	782	68,871

		141,716
Trading Companies & Distributors — 0.1%
Fastenal Co.	73	3,753
WW Grainger Inc.	19	5,395

		9,148

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	95	$3,510

Total Common Stocks — 99.9% (Cost: $7,883,332)		7,774,044

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(b)(d)(e)	31,411	31,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(d)	19,192	19,192

		50,609

Total Short-Term Investments — 0.7%
(Cost: $50,609)		50,609

Total Investments in Securities — 100.6%
(Cost: $7,933,941)		7,824,653

Other Assets, Less Liabilities — (0.6)%		(43,123)

Net Assets — 100.0%		$7,781,530

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	12,825	18,586	(b)	—	31,411	$31,417	$56	(c)	$8		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,269	4,923	(b)	—	19,192	19,192	147		—		—
BlackRock Inc.	42	14		(9)	47	19,337	246		(61)		(4,860)
PNC Financial Services Group Inc. (The)	203	77		(37)	243	31,223	443		350		(4,419)

						$101,169	$892		$297		$(9,279)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,774,044	$—	$—	$7,774,044
Money Market Funds	50,609	—	—	50,609

	$7,824,653	$—	$—	$7,824,653

S C H E D U L E O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited) October 31, 2018

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,493,116,484	$6,145,575,571	$4,078,575,642	$16,551,078,414
Affiliated(c)	59,845,411	22,878,208	104,242,616	23,990,756
Cash	—	—	—	2,330,664
Cash pledged:
Futures contracts(d)	739,400	467,600	1,576,201	1,643,200
Foreign currency, at value(e)	—	—	11,188,758	—
Receivables:
Investments sold	—	—	139,203	—
Securities lending income — Affiliated	—	10,173	1,212	—
Variation margin on futures contracts	157,380	99,330	429,924	337,240
Capital shares sold	614,731	50,156	—	—
Dividends	5,004,838	9,988,657	5,611,189	19,833,667
Tax reclaims	—	—	5,148,445	—
Foreign withholding tax claims	—	—	4,418,791	—

Total assets	4,559,478,244	6,179,069,695	4,211,331,981	16,599,213,941

LIABILITIES
Collateral on securities loaned, at value	—	4,447,052	5,236,428	—
Payables:
Investments purchased	471,709	17,030,521	—	—
Capital shares redeemed	—	24,443	650,828	23,119
Securities related to in-kind transactions	—	—	139,203	—
Investment advisory fees	299,055	409,776	1,806,237	5,528,982
Professional fees	—	—	44,188	—

Total liabilities	770,764	21,911,792	7,876,884	5,552,101

NET ASSETS	$4,558,707,480	$6,157,157,903	$4,203,455,097	$16,593,661,840

NET ASSETS CONSIST OF:
Paid-in capital	$4,285,266,540	$6,151,356,781	$4,885,896,724	$14,674,811,277
Accumulated earnings (loss)	273,440,940	5,801,122	(682,441,627)	1,918,850,563

NET ASSETS	$4,558,707,480	$6,157,157,903	$4,203,455,097	$16,593,661,840

Shares outstanding	130,050,000	69,550,000	136,250,000	173,050,000

Net asset value	$35.05	$88.53	$30.85	$95.89

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$4,229,761	$4,971,643	$—
(b) Investments, at cost — Unaffiliated	$4,258,501,705	$5,821,747,036	$4,192,816,989	$14,502,969,334
(c) Investments, at cost — Affiliated	$63,580,848	$22,878,552	$113,229,946	$23,990,756
(d) Cash collateral pledged, at cost	$—	$—	$1,611,083	$—
(e) Foreign currency, at cost	$—	$—	$11,331,195	$—

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) October 31, 2018

iShares U.S. Dividend and Buyback ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,723,484
Affiliated(c)	101,169
Receivables:
Securities lending income — Affiliated	6
Dividends	9,643

Total assets	7,834,302

LIABILITIES
Collateral on securities loaned, at value	31,411
Payables:
Investments purchased	19,671
Investment advisory fees	1,690

Total liabilities	52,772

NET ASSETS	$7,781,530

NET ASSETS CONSIST OF:
Paid-in capital	$7,795,056
Accumulated loss	(13,526)

NET ASSETS	$7,781,530

Shares outstanding	300,000

Net asset value	$25.94

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$30,554
(b) Investments, at cost — Unaffiliated	$7,823,277
(c) Investments, at cost — Affiliated	$110,664

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited) Six Months Ended October 31, 2018

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$50,214,855	$104,872,451	$129,920,721	$324,383,664
Dividends — Affiliated	601,713	137,178	25,901	332,719
Interest — Unaffiliated	3,409	6,383	—	16,704
Securities lending income — Affiliated — net	—	80,842	1,212	—
Foreign taxes withheld	—	—	(10,601,850)	—

Total investment income	50,819,977	105,096,854	119,345,984	324,733,087

EXPENSES
Investment advisory fees	1,606,890	2,375,717	11,329,248	33,082,086

Total expenses	1,606,890	2,375,717	11,329,248	33,082,086

Net investment income	49,213,087	102,721,137	108,016,736	291,651,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,508,447)	(66,620,022)	(31,945,214)	(33,944,601)
Investments — Affiliated	(67,683)	107	62,666	—
In-kind redemptions — Unaffiliated	71,712,773	50,977,960	38,956,264	216,652,877
In-kind redemptions — Affiliated	105,705	—	2,738,679	—
Futures contracts	1,157,388	192,765	158,789	2,473,336
Foreign currency transactions	—	—	(1,791,806)	—

Net realized gain (loss)	63,399,736	(15,449,190)	8,179,378	185,181,612

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	45,817,139	286,421,214	(425,509,735)	(264,989,889)
Investments — Affiliated	(7,987,810)	(70)	(15,287,981)	—
Futures contracts	(667,365)	(316,044)	(2,097,774)	(1,864,645)
Foreign currency translations	—	—	(475,400)	—

Net change in unrealized appreciation (depreciation)	37,161,964	286,105,100	(443,370,890)	(266,854,534)

Net realized and unrealized gain (loss)	100,561,700	270,655,910	(435,191,512)	(81,672,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,774,787	$373,377,047	$(327,174,776)	$209,978,079

See notes to financial statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended October 31, 2018

iShares U.S. Dividend and Buyback
ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$98,325
Dividends — Affiliated	836
Securities lending income — Affiliated — net	56
Foreign taxes withheld	(3)

Total investment income	99,214

EXPENSES
Investment advisory fees	9,903

Total expenses	9,903

Net investment income	89,311

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(14,642)
Investments — Affiliated	(92)
In-kind redemptions — Unaffiliated	134,695
In-kind redemptions — Affiliated	389

Net realized gain	120,350

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	56,064
Investments — Affiliated	(9,279)

Net change in unrealized appreciation (depreciation)	46,785

Net realized and unrealized gain	167,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,446

(a)	For the period from November 07, 2017 (commencement of operations) to October 31, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	iShares Core Dividend Growth ETF		iShares Core High Dividend ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,213,087	$55,484,703	$102,721,137	$223,959,151
Net realized gain (loss)	63,399,736	80,603,216	(15,449,190)	521,739,502
Net change in unrealized appreciation (depreciation)	37,161,964	86,795,390	286,105,100	(411,613,823)

Net increase in net assets resulting from operations	149,774,787	222,883,309	373,377,047	334,084,830

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,443,893)	(53,281,964)	(105,255,883)	(224,704,812)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,112,967,013	1,743,811,020	(118,707,562)	(734,314,483)

NET ASSETS(a)
Total increase (decrease) in net assets	1,215,297,907	1,913,412,365	149,413,602	(624,934,465)
Beginning of period	3,343,409,573	1,429,997,208	6,007,744,301	6,632,678,766

End of period	$4,558,707,480	$3,343,409,573	$6,157,157,903	$6,007,744,301

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$108,016,736	$200,116,480	$291,651,001	$557,760,724
Net realized gain	8,179,378	22,043,212	185,181,612	2,063,528,283
Net change in unrealized appreciation (depreciation)	(443,370,890)	293,053,884	(266,854,534)	(1,164,341,884)

Net increase (decrease) in net assets resulting from operations	(327,174,776)	515,213,576	209,978,079	1,456,947,123

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(131,038,341)	(209,452,431)	(286,844,266)	(548,934,630)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(261,123,974)	606,314,691	(43,504,047)	(1,394,039,350)

NET ASSETS(a)
Total increase (decrease) in net assets	(719,337,091)	912,075,836	(120,370,234)	(486,026,857)
Beginning of period	4,922,792,188	4,010,716,352	16,714,032,074	17,200,058,931

End of period	$4,203,455,097	$4,922,792,188	$16,593,661,840	$16,714,032,074

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets (continued)

	iShares U.S. Dividend and Buyback ETF
	Six Months Ended	Period From
	10/31/18	11/07/17	(a)
	(unaudited)	to 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$89,311	$48,121
Net realized gain (loss)	120,350	(29,204)
Net change in unrealized appreciation (depreciation)	46,785	(156,073)

Net increase (decrease) in net assets resulting from operations	256,446	(137,156)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(89,312)	(43,504)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	23,875	7,771,181

NET ASSETS(b)
Total increase in net assets	191,009	7,590,521
Beginning of period	7,590,521	—

End of period	$7,781,530	$7,590,521

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Six Months Ended					Period From
	10/31/18		Year Ended	Year Ended	Year Ended	06/10/14	(a)
	(unaudited	)	04/30/18	04/30/17	04/30/16	to 04/30/15

Net asset value, beginning of period	$33.86		$30.75	$26.72	$26.35	$24.96

Net investment income(b)	0.44		0.78	0.71	0.67	0.53
Net realized and unrealized gain(c)	1.17		3.07	3.98	0.34	1.29

Net increase from investment operations	1.61		3.85	4.69	1.01	1.82

Distributions
From net investment income	(0.42)		(0.74)	(0.66)	(0.64)	(0.43)

Total distributions	(0.42)		(0.74)	(0.66)	(0.64)	(0.43)

Net asset value, end of period	$35.05		$33.86	$30.75	$26.72	$26.35

Total Return
Based on net asset value	4.73	%(d)	12.59%	17.78%	3.95%	7.31	%(d)

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.09%	0.12%	0.12	%(e)

Total expenses after fees waived	0.08	%(e)	0.08%	0.09%	0.10%	0.05	%(e)

Net investment income	2.45	%(e)	2.32%	2.46%	2.62%	2.31	%(e)

Supplemental Data
Net assets, end of period (000)	$4,558,707		$3,343,410	$1,429,997	$476,955	$168,627

Portfolio turnover rate(f)	8	%(d)	24%	27%	45%	47	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$84.44		$83.27	$78.83	$77.18	$73.80	$68.58

Net investment income(a)	1.53		2.99	2.85	2.70	2.71	2.27
Net realized and unrealized gain(b)	4.15		1.20	4.34	1.79	3.27	5.21

Net increase from investment operations	5.68		4.19	7.19	4.49	5.98	7.48

Distributions
From net investment income	(1.59)		(3.02)	(2.75)	(2.84)	(2.60)	(2.26)

Total distributions	(1.59)		(3.02)	(2.75)	(2.84)	(2.60)	(2.26)

Net asset value, end of period	$88.53		$84.44	$83.27	$78.83	$77.18	$73.80

Total Return
Based on net asset value	6.76	%(c)	5.03%	9.22%	6.12%	8.21%	11.20%

Ratios to Average Net Assets
Total expenses	0.08	%(d)	0.08%	0.10%	0.12%	0.14%	0.40%

Net investment income	3.46	%(d)	3.47%	3.49%	3.63%	3.57%	3.29%

Supplemental Data
Net assets, end of period (000)	$6,157,158		$6,007,744	$6,632,679	$5,076,953	$4,858,218	$3,542,299

Portfolio turnover rate(e)	30	%(c)	46%	49%	74%	63%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17		Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$34.11		$31.78	$29.85		$35.09	$39.73	$36.07

Net investment income(a)	0.77		1.43	1.42	(b)	1.51	1.61	1.93
Net realized and unrealized gain (loss)(c)	(3.10)		2.41	1.88		(5.18)	(4.40)	3.56

Net increase (decrease) from investment operations	(2.33)		3.84	3.30		(3.67)	(2.79)	5.49

Distributions
From net investment income	(0.93)		(1.51)	(1.37)		(1.57)	(1.74)	(1.83)
From net realized gain	—		—	—		—	(0.11)	—

Total distributions	(0.93)		(1.51)	(1.37)		(1.57)	(1.85)	(1.83)

Net asset value, end of period	$30.85		$34.11	$31.78		$29.85	$35.09	$39.73

Total Return
Based on net asset value	(6.96	)%(d)	12.35%	11.47	%(b)	(10.37)%	(7.20)%	16.20%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.49%	0.50%		0.50%	0.50%	0.50%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.50%		N/A	N/A	N/A

Net investment income	4.69	%(e)	4.27%	4.75	%(b)	4.97%	4.42%	5.27%

Supplemental Data
Net assets, end of period (000)	$4,203,455		$4,922,792	$4,010,716		$2,737,391	$4,612,557	$3,744,611

Portfolio turnover rate(f)	3	%(d)	24%	29%		27%	53%	55%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases:
• Net investment income per share by $0.04.
• Total return by 0.10%.
• Ratio of net investment income to average net assets by 0.13%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$96.31		$91.51	$82.05	$78.32	$74.82	$65.47

Net investment income(a)	1.69		3.08	2.82	2.57	2.43	2.18
Net realized and unrealized gain (loss)(b)	(0.45)		4.76	9.41	3.78	3.47	9.40

Net increase from investment operations	1.24		7.84	12.23	6.35	5.90	11.58

Distributions
From net investment income	(1.66)		(3.04)	(2.77)	(2.62)	(2.40)	(2.23)

Total distributions	(1.66)		(3.04)	(2.77)	(2.62)	(2.40)	(2.23)

Net asset value, end of period	$95.89		$96.31	$91.51	$82.05	$78.32	$74.82

Total Return
Based on net asset value	1.25	%(c)	8.65%	15.12%	8.42%	7.97%	18.06%

Ratios to Average Net Assets
Total expenses	0.38	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	3.39	%(d)	3.24%	3.23%	3.36%	3.16%	3.18%

Supplemental Data
Net assets, end of period (000)	$16,593,662		$16,714,032	$17,200,059	$14,645,360	$14,853,105	$13,567,826

Portfolio turnover rate(e)	3	%(c)	28%	19%	21%	20%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Dividend and Buyback ETF
	Six Months Ended		Period From
	10/31/18		11/07/17	(a)
	(unaudited	)	to 04/30/18

Net asset value, beginning of period	$25.30		$24.99

Net investment income(b)	0.30		0.26
Net realized and unrealized gain(c)	0.64		0.28

Net increase from investment operations	0.94		0.54

Distributions
From net investment income	(0.30)		(0.23)

Total distributions	(0.30)		(0.23)

Net asset value, end of period	$25.94		$25.30

Total Return
Based on net asset value	3.68	%(d)	2.16	%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25	%(e)

Net investment income	2.25	%(e)	2.07	%(e)

Supplemental Data
Net assets, end of period (000)	$7,782		$7,591

Portfolio turnover rate(f)	17	%(d)	14	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified
U.S. Dividend and Buyback	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core High Dividend
JPMorgan Securities LLC	$4,229,761	$4,229,761		$—	$—

International Select Dividend
Goldman Sachs &Co	$4,971,643	$4,971,643		$—	$—

U.S. Dividend and Buyback
Barclays Bank PLC	$3,198	$3,198		$—	$—
JPMorgan Securities LLC	27,356	27,356		—	—

	$30,554	$30,554		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core Dividend Growth	0.08%
Core High Dividend	0.08
U.S. Dividend and Buyback	0.25

For its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $12 billion	0.5000%
Over $12 billion, up to and including $18 billion	0.4750
Over $18 billion, up to and including $24 billion	0.4513
Over $24 billion, up to and including $30 billion(a)	0.4287
Over $30 billion(a)	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place)from the investment advisory fee at the prior aggregate average daily net asset level.
(a)	Break level added or amended effective June 29, 2018.

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.3800
Over $81 billion, up to and including $111 billion	0.3610
Over $111 billion, up to and including $141 billion	0.3430
Over $141 billion	0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place)from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Core Dividend Growth ETF, iShares Core High Dividend ETF and iShares Select Dividend ETF (the “Group 1 Funds”), retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Select Dividend ETF (the “Group 2 Fund”), retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core High Dividend	$31,677
International Select Dividend	260
U.S. Dividend and Buyback	24

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core High Dividend	$383,544,998	$326,671,038
Select Dividend	86,224,201	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$339,362,845	$329,983,233
Core High Dividend	1,784,155,126	1,791,836,582
International Select Dividend	141,746,035	179,251,148
Select Dividend	506,088,947	510,010,773
U.S. Dividend and Buyback	1,424,944	1,363,594

For the six months ended October 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$1,334,027,481	$228,705,536
Core High Dividend	439,579,537	555,390,371
International Select Dividend	22,747,211	271,647,886
Select Dividend	682,817,588	727,426,970
U.S. Dividend and Buyback	1,338,249	1,340,339

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core Dividend Growth	$8,799,735
Core High Dividend	219,653,257
International Select Dividend	510,741,182
Select Dividend	158,838,354

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend Growth	$4,338,877,668	$372,043,305	$(158,643,344)	$213,399,961
Core High Dividend	5,938,768,206	508,299,489	(279,117,229)	229,182,260
International Select Dividend	4,366,428,242	313,460,645	(498,290,281)	(184,829,636)
Select Dividend	14,699,523,620	2,875,451,606	(1,002,291,398)	1,873,160,208
U.S. Dividend and Buyback	7,969,557	406,071	(550,975)	(144,904)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount
Core Dividend Growth
Shares sold	37,650,000	$1,342,896,975	65,050,000	$2,179,045,457
Shares redeemed	(6,350,000)	(229,929,962)	(12,800,000)	(435,234,437)

Net increase	31,300,000	$1,112,967,013	52,250,000	$1,743,811,020

Core High Dividend
Shares sold	4,900,000	$442,336,857	25,300,000	$2,199,961,506
Shares redeemed	(6,500,000)	(561,044,419)	(33,800,000)	(2,934,275,989)

Net decrease	(1,600,000)	$(118,707,562)	(8,500,000)	$(734,314,483)

International Select Dividend
Shares sold	700,000	$23,761,030	22,700,000	$758,709,526
Shares redeemed	(8,750,000)	(284,885,004)	(4,600,000)	(152,394,835)

Net increase (decrease)	(8,050,000)	$(261,123,974)	18,100,000	$606,314,691

Select Dividend
Shares sold	6,950,000	$688,103,077	44,400,000	$4,297,613,390
Shares redeemed	(7,450,000)	(731,607,124)	(58,800,000)	(5,691,652,740)

Net decrease	(500,000)	$(43,504,047)	(14,400,000)	$(1,394,039,350)

U.S. Dividend and Buyback
Shares sold	50,000	$1,364,697	300,000	$7,771,181
Shares redeemed	(50,000)	(1,340,822)	—	—

Net increase	—	$23,875	300,000	$7,771,181

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Select Dividend ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

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Notes to Financial Statements (unaudited) (continued)

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended April 30, 2018 were classified as follows:

iShares ETF	Net Investment Income
Core Dividend Growth	$53,281,964
Core High Dividend	224,704,812
International Select Dividend	209,452,431
Select Dividend	548,934,630
U.S. Dividend and Buyback	43,504

Undistributed net investment income as of April 30, 2018 are as follows:

iShares ETF	Undistributed net investment income
Core Dividend Growth	$3,654,883
Core High Dividend	14,068,786
International Select Dividend	14,797,312
Select Dividend	19,156,787

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Board Review and Approval of Investment Advisory Contract

I. iShares Core Dividend Growth ETF, iShares Core High Dividend ETF and iShares U.S. Dividend and Buyback ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares International Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Board Review and Approval of Investment Advisory Contract (continued)

At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core Dividend Growth(a)	$0.405431	$—	$0.012765	$0.418196	97%	—%	3%	100%
International Select Dividend(a)	0.913319	—	0.021367	0.934686	98	—	2	100
U.S. Dividend and Buyback(a)	0.275948	—	0.021761	0.297709	93	—	7	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	59

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

  iShares Morningstar Large-Cap ETF | JKD | NYSE Arca

  iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca

  iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca

  iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca

  iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca

  iShares Morningstar Mid-Cap Value ETF | JKI | NASDAQ

  iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca

  iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca

  iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Summary as of October 31, 2018	iShares® Morningstar Large-Cap ETF

Investment Objective

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.62%	4.38%	11.01%	13.13%	4.38%	68.55%	243.24%
Fund Market	4.59	4.38	10.99	13.08	4.38	68.43	241.83
Index	4.74	4.61	11.24	13.37	4.61	70.33	250.59

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,046.20	$ 1.03		$1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	20.6%
Health Care	18.3
Industrials	15.8
Financials	12.0
Consumer Discretionary	7.3
Energy	7.1
Communication Services	6.3
Consumer Staples	5.4
Real Estate	2.8
Materials	2.6
Utilities	1.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	14.8%
Johnson & Johnson	5.6
Bank of America Corp.	3.8
Chevron Corp.	3.2
Comcast Corp., Class A	2.6
Walt Disney Co. (The)	2.6
Oracle Corp.	2.1
McDonald’s Corp.	2.1
Altria Group Inc.	1.9
Abbott Laboratories	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	iShares® Morningstar Large-Cap Growth ETF

Investment Objective

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.94%	12.57%	13.45%	15.13%	12.57%	87.92%	309.18%
Fund Market	2.94	12.60	13.43	15.10	12.60	87.81	307.96
Index	3.11	13.52	13.89	15.51	13.52	91.65	322.73

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,029.40	$ 1.28		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	30.2%
Consumer Discretionary	16.3
Health Care	15.7
Communication Services	15.2
Financials	6.7
Industrials	4.6
Real Estate	3.6
Energy	3.3
Consumer Staples	2.8
Materials	1.6

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Microsoft Corp.	7.4%
Amazon. com Inc.	6.0
Facebook Inc., Class A	3.6
Alphabet Inc., Class C	3.1
Alphabet Inc., Class A	3.0
UnitedHealth Group Inc.	2.7
Visa Inc., Class A	2.6
Home Depot Inc. (The)	2.2
Boeing Co. (The)	2.2
Mastercard Inc., Class A	2.0

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® Morningstar Large-Cap Value ETF

Investment Objective

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling the fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.46%	4.71%	9.10%	10.00%	4.71%	54.58%	159.43%
Fund Market	3.46	4.70	9.08	9.94	4.70	54.44	157.92
Index	3.59	4.98	9.37	10.27	4.98	56.48	165.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.60	$1.28		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	26.1%
Consumer Staples	16.4
Health Care	15.0
Information Technology	11.3
Energy	8.5
Communication Services	7.1
Utilities	5.4
Industrials	5.2
Materials	2.6
Consumer Discretionary	2.0
Real Estate	0.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	6.2%
JPMorgan Chase & Co.	5.6
Exxon Mobil Corp.	5.2
Pfizer Inc.	3.9
Verizon Communications Inc.	3.6
Wells Fargo & Co.	3.6
AT&T Inc.	3.4
Procter & Gamble Co. (The)	3.4
Intel Corp.	3.3
Cisco Systems Inc.	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	iShares® Morningstar Mid-Cap ETF

Investment Objective

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.01)%	0.02%	8.74%	14.49%	0.02%	52.01%	287.07%
Fund Market	(2.12)	(0.06)	8.72	14.47	(0.06)	51.88	286.39
Index	(1.89)	0.28	9.00	14.76	0.28	53.84	296.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$979.90	$1.25		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	18.2%
Consumer Discretionary	14.1
Information Technology	14.1
Real Estate	13.7
Financials	13.7
Health Care	8.9
Consumer Staples	6.0
Materials	4.6
Communication Services	2.9
Utilities	2.0
Energy	1.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Centene Corp.	1.5%
Ingersoll-Rand PLC	1.3
Xilinx Inc.	1.2
Rockwell Collins Inc.	1.2
Ventas Inc.	1.2
Agilent Technologies Inc.	1.2
NetApp Inc.	1.1
Dollar Tree Inc.	1.1
CBS Corp., Class B	1.1
Clorox Co. (The)	1.1

(a)	Excludes money market funds.

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF

Investment Objective

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.15%	7.69%	9.75%	14.07%	7.69%	59.20%	272.98%
Fund Market	1.21	7.80	9.78	14.09	7.80	59.43	273.54
Index	1.25	7.93	9.99	14.33	7.93	60.98	281.45

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.50	$1.52		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	24.7%
Health Care	20.1
Industrials	17.3
Consumer Discretionary	11.1
Financials	6.6
Communication Services	6.3
Energy	5.4
Real Estate	5.3
Materials	2.2
Consumer Staples	1.0

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
O’Reilly Automotive Inc.	1.4%
Twitter Inc.	1.4
Square Inc., Class A	1.2
Rockwell Automation Inc.	1.1
IQVIA Holdings Inc.	1.1
Verisk Analytics Inc.	1.1
Workday Inc., Class A	1.1
Cerner Corp.	1.0
IHS Markit Ltd.	1.0
SBA Communications Corp.	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2018	iShares® Morningstar Mid-Cap Value ETF

Investment Objective

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.59)%	2.19%	9.12%	14.00%	2.19%	54.70%	270.71%
Fund Market	(2.55)	2.20	9.11	13.99	2.20	54.67	270.43
Index	(2.46)	2.44	9.43	14.33	2.44	56.92	281.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$974.10	$1.49		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	19.2%
Utilities	16.3
Consumer Discretionary	11.7
Materials	11.0
Industrials	7.5
Information Technology	7.4
Consumer Staples	7.0
Real Estate	6.5
Energy	5.4
Health Care	4.1
Communication Services	3.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Welltower Inc.	1.5%
Kroger Co. (The)	1.4
WEC Energy Group Inc.	1.3
PPL Corp.	1.3
DTE Energy Co.	1.2
Eversource Energy	1.2
Motorola Solutions Inc.	1.2
CenturyLink Inc.	1.2
United Continental Holdings Inc.	1.2
AutoZone Inc.	1.1

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® Morningstar Small-Cap ETF

Investment Objective

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.82)%	(0.05)%	7.48%	12.91%	(0.05)%	43.43%	236.89%
Fund Market	(2.78)	(0.03)	7.48	12.97	(0.03)	43.41	238.52
Index	(2.74)	0.14	7.59	13.06	0.14	44.15	241.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$971.80	$1.24		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	20.1%
Industrials	19.6
Real Estate	13.1
Consumer Discretionary	9.9
Information Technology	9.3
Health Care	8.3
Materials	5.4
Consumer Staples	4.5
Communication Services	4.1
Utilities	3.0
Energy	2.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Molina Healthcare Inc.	1.3%
Haemonetics Corp.	0.9
PBF Energy Inc., Class A	0.9
Genesee & Wyoming Inc., Class A	0.8
Primerica Inc.	0.8
Casey’s General Stores Inc.	0.8
Kemper Corp.	0.8
Ciena Corp.	0.8
Cable One Inc.	0.8
ITT Inc.	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2018	iShares® Morningstar Small-Cap Growth ETF

Investment Objective

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.64%	6.67%	8.76%	14.27%	6.67%	52.21%	279.49%
Fund Market	1.33	6.53	8.75	14.27	6.53	52.08	279.72
Index	1.75	6.85	8.85	14.39	6.85	52.83	283.50

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.40	$1.52		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	27.7%
Health Care	24.4
Consumer Discretionary	12.8
Industrials	12.4
Real Estate	4.8
Communication Services	4.5
Financials	4.3
Energy	4.2
Consumer Staples	2.1
Materials	2.1
Utilities	0.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Sarepta Therapeutics Inc.	1.3%
Wayfair Inc., Class A	1.0
Five Below Inc.	1.0
Integrated Device Technology Inc.	1.0
Zendesk Inc.	0.9
Twilio Inc., Class A	0.9
Euronet Worldwide Inc.	0.9
LivaNova PLC	0.9
RingCentral Inc., Class A	0.8
Universal Display Corp.	0.8

(a)	Excludes money market funds.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	iShares® Morningstar Small-Cap Value ETF

Investment Objective

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.90)%	(2.47)%	6.66%	12.66%	(2.47)%	38.02%	229.50%
Fund Market	(1.94)	(2.47)	6.64	12.85	(2.47)	37.92	234.85
Index	(1.78)	(2.20)	6.87	12.92	(2.20)	39.38	237.12

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.00	$1.50		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	27.2%
Consumer Discretionary	12.7
Real Estate	12.0
Industrials	10.6
Energy	7.5
Utilities	7.2
Materials	6.9
Information Technology	6.6
Consumer Staples	4.6
Health Care	2.5
Communication Services	2.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Popular Inc.	0.9%
Dun & Bradstreet Corp. (The)	0.9
EPR Properties	0.9
Nuance Communications Inc.	0.9
Williams-Sonoma Inc.	0.8
Hanover Insurance Group Inc. (The)	0.8
Ashland Global Holdings Inc.	0.8
MGIC Investment Corp.	0.8
Assured Guaranty Ltd.	0.8
Hospitality Properties Trust	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.9%
General Dynamics Corp.	41,462	$7,155,512
Lockheed Martin Corp.	35,756	10,506,901
Northrop Grumman Corp.	26,027	6,817,773
Raytheon Co.	42,323	7,408,218
United Technologies Corp.	107,160	13,310,343

		45,198,747

Air Freight & Logistics — 2.0%
FedEx Corp.	35,877	7,905,138
United Parcel Service Inc., Class B	100,047	10,659,008

		18,564,146

Airlines — 0.4%
Southwest Airlines Co.	82,023	4,027,329

Auto Components — 0.4%
Aptiv PLC	44,649	3,429,043

Banks — 5.7%
Bank of America Corp.	1,279,674	35,191,035
M&T Bank Corp.	23,933	3,958,757
PNC Financial Services Group Inc. (The)(a)	68,200	8,763,018
SunTrust Banks Inc.	73,486	4,604,633

		52,517,443

Biotechnology — 3.6%
AbbVie Inc.	212,541	16,546,317
Biogen Inc.(b)	29,483	8,970,793
Celgene Corp.(b)	103,842	7,435,087

		32,952,197

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	139,189	6,587,815
State Street Corp.	60,091	4,131,256
T Rowe Price Group Inc.	39,845	3,864,567

		14,583,638

Chemicals — 2.5%
Air Products & Chemicals Inc.	34,194	5,277,844
Linde PLC	83,795	13,865,558
PPG Industries Inc.	39,574	4,158,832

		23,302,234

Commercial Services & Supplies — 0.6%
Waste Management Inc.	61,660	5,516,720

Consumer Finance — 1.5%
American Express Co.	102,393	10,518,833
Synchrony Financial	115,744	3,342,687

		13,861,520

Electric Utilities — 1.3%
NextEra Energy Inc.	68,131	11,752,598

Electrical Equipment — 0.7%
Emerson Electric Co.	94,832	6,437,196

Electronic Equipment, Instruments & Components — 0.9%
Corning Inc.	131,302	4,195,099
TE Connectivity Ltd.	55,479	4,184,226

		8,379,325

Entertainment — 3.7%
Twenty-First Century Fox Inc., Class A, NVS	154,158	7,017,272
Twenty-First Century Fox Inc., Class B	71,239	3,218,578

Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)	207,887	$23,871,664

		34,107,514

Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities Inc.	22,883	4,013,221
Digital Realty Trust Inc.(c)	34,174	3,528,807
Prologis Inc.	96,504	6,221,613
Simon Property Group Inc.	45,988	8,439,718
Weyerhaeuser Co.	125,015	3,329,149

		25,532,508

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	62,498	14,288,918
Sysco Corp.	75,085	5,355,813

		19,644,731

Food Products — 0.6%
Kraft Heinz Co. (The)	97,076	5,336,268

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	248,173	17,109,047
Danaher Corp.	90,381	8,983,871
Zimmer Biomet Holdings Inc.	33,422	3,796,405

		29,889,323

Health Care Providers & Services — 2.2%
Aetna Inc.	47,980	9,519,232
Anthem Inc.	37,956	10,459,535

		19,978,767

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	66,546	3,729,238
Las Vegas Sands Corp.	62,604	3,194,682
McDonald’s Corp.	109,558	19,380,810
Royal Caribbean Cruises Ltd.	29,120	3,049,738

		29,354,468

Household Products — 0.8%
Colgate-Palmolive Co.	128,540	7,654,557

Industrial Conglomerates — 3.3%
3M Co.	82,925	15,777,310
Honeywell International Inc.	104,952	15,199,149

		30,976,459

Insurance — 3.2%
Allstate Corp. (The)	54,485	5,215,304
American International Group Inc.	134,485	5,552,886
Aon PLC	37,854	5,912,038
Marsh & McLennan Companies Inc.	77,098	6,534,055
Progressive Corp. (The)	90,066	6,277,600

		29,491,883

Internet & Direct Marketing Retail — 0.5%
eBay Inc.(b)	148,278	4,304,510

IT Services — 0.4%
DXC Technology Co.	46,329	3,374,141

Machinery — 1.3%
Illinois Tool Works Inc.	46,996	5,995,280
Parker-Hannifin Corp.	22,005	3,336,618
Stanley Black & Decker Inc.	25,874	3,014,838

		12,346,736

Media — 2.6%
Comcast Corp., Class A	638,304	24,344,915

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.1%
Southern Copper Corp.	30,360	$1,164,002

Multi-Utilities — 0.5%
Sempra Energy	43,438	4,783,393

Multiline Retail — 0.5%
Dollar General Corp.	42,955	4,784,328

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	81,418	4,331,438
Chevron Corp.	265,307	29,621,526
Continental Resources Inc./OK(b)	24,492	1,290,239
EOG Resources Inc.	84,769	8,929,566
Kinder Morgan Inc./DE	299,085	5,090,427
Marathon Petroleum Corp.	104,164	7,338,354
ONEOK Inc.	67,179	4,406,942
Williams Companies Inc. (The)	190,829	4,642,870

		65,651,362

Pharmaceuticals — 9.3%
Allergan PLC	47,192	7,456,808
Bristol-Myers Squibb Co.	233,081	11,779,914
Eli Lilly & Co.	136,372	14,788,180
Johnson & Johnson	367,769	51,483,982

		85,508,884

Road & Rail — 2.4%
Norfolk Southern Corp.	42,122	7,069,335
Union Pacific Corp.	104,760	15,318,007

		22,387,342

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices Inc.	58,543	4,900,635
Broadcom Inc.	61,558	13,757,597
Lam Research Corp.	26,317	3,729,908

		22,388,140

Software — 2.1%
Oracle Corp.	397,355	19,406,818

Specialty Retail — 2.3%
Lowe’s Companies Inc.	116,293	11,073,419

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	91,779	$10,084,677

		21,158,096

Technology Hardware, Storage & Peripherals — 14.8%
Apple Inc.	622,981	136,345,622

Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	52,380	4,341,254

Tobacco — 1.9%
Altria Group Inc.	266,998	17,365,550

Total Common Stocks — 99.9% (Cost: $798,344,562)		922,143,707

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(a)(d)(e)	3,613,819	3,614,541
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(a)(d)	278,683	278,683

		3,893,224

Total Short-Term Investments — 0.4% (Cost: $3,893,408)		3,893,224

Total Investments in Securities — 100.3% (Cost: $802,237,970)		926,036,931

Other Assets, Less Liabilities — (0.3)%		(2,708,214)

Net Assets — 100.0%		$923,328,717

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,613,819	(b)	—		3,613,819	$3,614,541	$2,819	(c)	$420		$(183)
BlackRock Cash Funds: Treasury, SL Agency Shares	506,865	—		(228,182	)(b)	278,683	278,683	14,645		—		—
PNC Financial Services Group Inc. (The)	72,715	4,480		(8,995)		68,200	8,763,018	131,751		(56,971)		(1,149,542)

							$12,656,242	$149,215		$(56,551)		$(1,149,725)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$922,143,707	$—	$—	$922,143,707
Money Market Funds	3,893,224	—	—	3,893,224

	$926,036,931	$—	$—	$926,036,931

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)	59,510	$21,117,719

Automobiles — 1.0%
Tesla Inc.(a)(b)	29,967	10,108,468

Beverages — 2.0%
Brown-Forman Corp., Class A	35,971	1,667,975
Brown-Forman Corp., Class B, NVS	77,326	3,583,287
Constellation Brands Inc., Class A	40,061	7,981,353
Monster Beverage Corp.(a)	126,324	6,676,224

		19,908,839

Biotechnology — 2.4%
Alexion Pharmaceuticals Inc.(a)	65,412	7,330,723
Regeneron Pharmaceuticals Inc.(a)	20,576	6,980,202
Vertex Pharmaceuticals Inc.(a)	52,140	8,835,644

		23,146,569

Capital Markets — 6.7%
BlackRock Inc.(c)	21,712	8,932,751
Charles Schwab Corp. (The)	207,965	9,616,301
CME Group Inc.	60,207	11,032,331
Intercontinental Exchange Inc.	118,674	9,142,645
Moody’s Corp.	44,437	6,464,695
Northern Trust Corp.	71,855	6,759,400
S&P Global Inc.	46,775	8,528,018
TD Ameritrade Holding Corp.	103,437	5,349,762

		65,825,903

Chemicals — 1.6%
Ecolab Inc.	56,392	8,636,435
Sherwin-Williams Co. (The)	18,675	7,348,052

		15,984,487

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	82,278	7,363,881

Energy Equipment & Services — 1.8%
Halliburton Co.	216,524	7,509,052
Schlumberger Ltd.	205,013	10,519,217

		18,028,269

Entertainment — 3.2%
Activision Blizzard Inc.	131,342	9,069,165
Electronic Arts Inc.(a)	73,849	6,718,782
Netflix Inc.(a)	51,165	15,440,574

		31,228,521

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	74,148	11,553,000
Crown Castle International Corp.(b)	84,104	9,145,469
Equinix Inc.	18,976	7,186,970
Public Storage(b)	35,952	7,387,057

		35,272,496

Health Care Equipment & Supplies — 5.5%
Baxter International Inc.	112,638	7,041,001
Becton Dickinson and Co.	43,423	10,009,002
Boston Scientific Corp.(a)	262,816	9,498,170
Edwards Lifesciences Corp.(a)	54,860	8,097,336
Intuitive Surgical Inc.(a)	19,169	9,990,500
Stryker Corp.	58,206	9,442,177

		54,078,186

Security	Shares	Value

Health Care Providers & Services — 4.6%
Cigna Corp.	48,562	$10,383,041
Humana Inc.	27,706	8,877,280
UnitedHealth Group Inc.	100,315	26,217,325

		45,477,646

Hotels, Restaurants & Leisure — 3.6%
Hilton Worldwide Holdings Inc.	94,110	6,697,809
Marriott International Inc./MD, Class A	66,442	7,766,405
Starbucks Corp.	212,799	12,399,798
Yum! Brands Inc.	89,267	8,070,629

		34,934,641

Industrial Conglomerates — 0.8%
Roper Technologies Inc.	26,431	7,477,330

Interactive Media & Services — 9.7%
Alphabet Inc., Class A(a)	26,999	29,444,570
Alphabet Inc., Class C, NVS(a)	27,812	29,947,127
Facebook Inc., Class A(a)	233,133	35,387,258

		94,778,955

Internet & Direct Marketing Retail — 7.3%
Amazon.com Inc.(a)	36,606	58,496,753
Booking Holdings Inc.(a)	6,819	12,782,761

		71,279,514

IT Services — 12.4%
Accenture PLC, Class A	85,265	13,439,470
Automatic Data Processing Inc.	73,866	10,642,613
Cognizant Technology Solutions Corp., Class A	120,770	8,336,753
Fidelity National Information Services Inc.	77,660	8,084,406
Fiserv Inc.(a)	101,794	8,072,264
Mastercard Inc., Class A	100,754	19,916,043
Paychex Inc.	101,235	6,629,880
PayPal Holdings Inc.(a)	158,954	13,382,337
Visa Inc., Class A	184,135	25,383,010
Worldpay Inc., Class A(a)	81,101	7,448,316

		121,335,092

Life Sciences Tools & Services — 2.2%
Illumina Inc.(a)	27,884	8,676,107
Thermo Fisher Scientific Inc.	56,202	13,131,597

		21,807,704

Machinery — 0.7%
Fortive Corp.	89,364	6,635,277

Media — 1.6%
Charter Communications Inc., Class A(a)(b)	32,202	10,316,554
Sirius XM Holdings Inc.	888,589	5,349,306

		15,665,860

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources Inc.(a)(b)	55,904	7,775,687
Pioneer Natural Resources Co.	46,689	6,875,889

		14,651,576

Personal Products — 0.8%
Estee Lauder Companies Inc. (The), Class A	57,995	7,970,833

Pharmaceuticals — 0.9%
Zoetis Inc.	102,216	9,214,772

Road & Rail — 1.0%
CSX Corp.	143,002	9,847,118

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials Inc.	201,458	6,623,939

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	70,282	$14,817,554
Texas Instruments Inc.	132,979	12,344,441

		33,785,934

Software — 13.6%
Adobe Inc.(a)	60,638	14,902,395
Autodesk Inc.(a)	54,803	7,083,288
Intuit Inc.	45,796	9,662,956
Microsoft Corp.	681,330	72,772,857
Red Hat Inc.(a)	46,025	7,899,731
salesforce.com Inc.(a)	97,740	13,413,837
ServiceNow Inc.(a)	42,092	7,620,336

		133,355,400

Specialty Retail — 3.1%
Home Depot Inc. (The)	120,953	21,273,214
Ross Stores Inc.	88,520	8,763,480

		30,036,694

Textiles, Apparel & Luxury Goods — 1.3%

NIKE Inc., Class B	172,268	12,926,991

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	107,345	7,358,500

Total Common Stocks — 99.9% (Cost: $694,509,199)		980,603,175

Security	Shares	Value

Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	12,477,923	$12,480,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	1,088,637	1,088,637

		13,569,056

Total Short-Term Investments — 1.4% (Cost: $13,568,814)		13,569,056

Total Investments in Securities — 101.3% (Cost: $708,078,013)		994,172,231

Other Assets, Less Liabilities — (1.3)%		(12,377,443)

Net Assets — 100.0%		$981,794,788

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	18,324,574	—	(5,846,651	)(b)	12,477,923	$12,480,419	$129,825	(c)	$2,904		$(1,183)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,372	—	(72,735	)(b)	1,088,637	1,088,637	9,868		—		—
BlackRock Inc.	17,935	4,007	(230)		21,712	8,932,751	113,876		39,400		(2,371,804)

						$22,501,807	$253,569		$42,304		$(2,372,987)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$980,603,175	$—	$—	$980,603,175
Money Market Funds	13,569,056	—	—	13,569,056

	$994,172,231	$—	$—	$994,172,231

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Delta Air Lines Inc.	37,500	$2,052,375

Automobiles — 1.3%
Ford Motor Co.	233,328	2,228,282
General Motors Co.	78,171	2,860,277

		5,088,559

Banks — 13.5%
BB&T Corp.	46,144	2,268,439
Citigroup Inc.	149,928	9,814,287
JPMorgan Chase & Co.	200,227	21,828,747
U.S. Bancorp.	91,228	4,768,488
Wells Fargo & Co.	258,232	13,745,689

		52,425,650

Beverages — 5.3%
Coca-Cola Co. (The)	228,034	10,918,268
PepsiCo Inc.	84,259	9,469,026

		20,387,294

Biotechnology — 3.3%
Amgen Inc.	38,562	7,434,368
Gilead Sciences Inc.	77,230	5,265,541

		12,699,909

Building Products — 0.5%
Johnson Controls International PLC	55,038	1,759,565

Capital Markets — 2.1%
Goldman Sachs Group Inc. (The)	20,919	4,714,515
Morgan Stanley	79,000	3,607,140

		8,321,655

Chemicals — 2.3%
DowDuPont Inc.	137,464	7,412,059
LyondellBasell Industries NV, Class A	18,997	1,695,862

		9,107,921

Communications Equipment — 3.2%
Cisco Systems Inc.	272,340	12,459,555

Consumer Finance — 1.0%
Capital One Financial Corp.	28,502	2,545,228
Discover Financial Services	20,398	1,421,129

		3,966,357

Containers & Packaging — 0.3%
International Paper Co.	24,364	1,105,151

Diversified Financial Services — 6.2%
Berkshire Hathaway Inc., Class B(a)	116,139	23,841,014

Diversified Telecommunication Services — 7.1%
AT&T Inc.	432,639	13,273,364
Verizon Communications Inc.	246,163	14,053,446

		27,326,810

Electric Utilities — 3.9%
American Electric Power Co. Inc.	29,374	2,154,877
Duke Energy Corp.	42,439	3,506,735
Edison International	19,410	1,346,860
Exelon Corp.	57,545	2,521,046
PG&E Corp.	30,787	1,441,139
Southern Co. (The)	60,418	2,720,623
Xcel Energy Inc.	30,329	1,486,424

		15,177,704

Security	Shares	Value

Electrical Equipment — 0.5%
Eaton Corp. PLC	25,832	$1,851,380

Equity Real Estate Investment Trusts (REITs) — 0.4%
Equity Residential	21,941	1,425,287

Food & Staples Retailing — 3.2%
Walgreens Boots Alliance Inc.	50,255	4,008,841
Walmart Inc.	85,496	8,573,539

		12,582,380

Food Products — 1.8%
Archer-Daniels-Midland Co.	33,315	1,574,134
General Mills Inc.	35,475	1,553,805
Mondelez International Inc., Class A	87,371	3,667,834

		6,795,773

Health Care Equipment & Supplies — 1.9%
Medtronic PLC	80,458	7,226,738

Health Care Providers & Services — 2.9%
CVS Health Corp.	60,652	4,390,598
Express Scripts Holding Co.(a)	33,495	3,248,010
HCA Healthcare Inc.	16,086	2,147,964
McKesson Corp.	11,892	1,483,646

		11,270,218

Household Products — 4.0%
Kimberly-Clark Corp.	20,717	2,160,783
Procter & Gamble Co. (The)	148,293	13,150,623

		15,311,406

Industrial Conglomerates — 1.3%
General Electric Co.	517,777	5,229,548

Insurance — 3.1%
Aflac Inc.	45,768	1,971,228
Chubb Ltd.	27,599	3,447,391
MetLife Inc.	59,268	2,441,249
Prudential Financial Inc.	24,843	2,329,776
Travelers Companies Inc. (The)	15,958	1,996,825

		12,186,469

IT Services — 1.6%
International Business Machines Corp.	54,379	6,276,968

Machinery — 2.4%
Caterpillar Inc.	35,407	4,295,577
Cummins Inc.	8,951	1,223,512
Deere & Co.	19,164	2,595,572
PACCAR Inc.	20,884	1,194,774

		9,309,435

Multi-Utilities — 1.5%
Consolidated Edison Inc.	18,534	1,408,584
Dominion Energy Inc.	38,949	2,781,737
Public Service Enterprise Group Inc.	30,076	1,606,961

		5,797,282

Multiline Retail — 0.7%
Target Corp.	31,358	2,622,470

Oil, Gas & Consumable Fuels — 8.5%
ConocoPhillips	69,233	4,839,386
Exxon Mobil Corp.	252,232	20,097,846
Occidental Petroleum Corp.	45,559	3,055,642
Phillips 66	25,446	2,616,358

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	25,464	$2,319,516

		32,928,748

Pharmaceuticals — 6.9%
Merck & Co. Inc.	158,443	11,662,989
Pfizer Inc.	349,239	15,038,232

		26,701,221

Semiconductors & Semiconductor Equipment — 5.4%
Intel Corp.	274,703	12,878,077
Micron Technology Inc.(a)	69,097	2,606,339
QUALCOMM Inc.	83,788	5,269,427

		20,753,843

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	87,674	1,337,029
HP Inc.	94,287	2,276,088
Western Digital Corp.	17,392	749,073

		4,362,190

Tobacco — 2.1%
Philip Morris International Inc.	92,611	8,156,251

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	34,023	208,221

Total Common Stocks — 99.9% (Cost: $342,542,091)		386,715,347

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	436,056	$436,056

Total Short-Term Investments — 0.1% (Cost: $436,056)		436,056

Total Investments in Securities — 100.0% (Cost: $342,978,147)		387,151,403

Other Assets, Less Liabilities — (0.0)%		(113,945)

Net Assets — 100.0%		$387,037,458

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	273,624	(273,624)	—	$—	$738	(b)	$159		$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	503,723	(67,667)	436,056	436,056	5,425		—		—

				$436,056	$6,163		$159		$(7)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,715,347	$—	$—	$386,715,347
Money Market Funds	436,056	—	—	436,056

	$387,151,403	$—	$—	$387,151,403

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.5%
Curtiss-Wright Corp.	17,129	$1,874,940
Harris Corp.	45,765	6,805,713
L3 Technologies Inc.	30,506	5,779,972
Rockwell Collins Inc.	64,015	8,195,200
Spirit AeroSystems Holdings Inc., Class A	41,478	3,484,567
Textron Inc.	96,747	5,188,542

		31,328,934

Air Freight & Logistics — 1.4%
CH Robinson Worldwide Inc.	53,958	4,803,881
Expeditors International of Washington Inc.	67,898	4,561,387

		9,365,268

Auto Components — 0.3%
Gentex Corp.	104,733	2,204,630

Automobiles — 0.2%
Thor Industries Inc.	19,497	1,357,771

Banks — 6.1%
Bank OZK(a)	46,818	1,280,940
BOK Financial Corp.	12,368	1,060,309
Citizens Financial Group Inc.	185,364	6,923,345
Comerica Inc.	66,754	5,444,456
Commerce Bancshares Inc.	36,956	2,350,402
Cullen/Frost Bankers Inc.	24,890	2,437,229
East West Bancorp. Inc.	56,439	2,959,661
Signature Bank/New York NY	21,558	2,369,224
Sterling Bancorp./DE	87,815	1,578,914
SVB Financial Group(b)	20,725	4,916,592
Synovus Financial Corp.	45,703	1,716,605
Webster Financial Corp.	35,920	2,113,533
Western Alliance Bancorp.(b)	37,930	1,829,743
Wintrust Financial Corp.	21,952	1,671,425
Zions Bancorp. N.A	75,713	3,562,297

		42,214,675

Beverages — 0.9%
Keurig Dr Pepper Inc.	70,312	1,828,112
Molson Coors Brewing Co., Class B	72,898	4,665,472

		6,493,584

Building Products — 1.4%
Fortune Brands Home & Security Inc.	55,468	2,486,630
Masco Corp.	119,752	3,592,560
Owens Corning	43,197	2,041,922
USG Corp.	33,140	1,399,171

		9,520,283

Capital Markets — 2.8%
Affiliated Managers Group Inc.	20,810	2,365,264
Ameriprise Financial Inc.	55,251	7,030,137
LPL Financial Holdings Inc.	34,310	2,113,496
Nasdaq Inc.	44,849	3,888,857
Raymond James Financial Inc.	51,136	3,921,620

		19,319,374

Chemicals — 3.4%
Albemarle Corp.	42,237	4,190,755
Axalta Coating Systems Ltd.(b)	83,395	2,058,188
Chemours Co. (The)	68,875	2,273,564
International Flavors & Fragrances Inc., New	39,420	5,702,497
NewMarket Corp.	3,479	1,342,755

Security	Shares	Value

Chemicals (continued)
Olin Corp.	65,041	$1,313,828
RPM International Inc.	51,971	3,179,066
Scotts Miracle-Gro Co. (The)	15,227	1,016,250
Westlake Chemical Corp.	14,060	1,002,478
WR Grace & Co.	26,187	1,696,656

		23,776,037

Commercial Services & Supplies — 1.4%
ADT Inc.(a)	47,131	364,794
KAR Auction Services Inc.	52,301	2,978,019
Republic Services Inc.	84,899	6,170,459

		9,513,272

Communications Equipment — 0.8%
ARRIS International PLC(b)	66,019	1,641,893
F5 Networks Inc.(b)	23,686	4,151,682

		5,793,575

Construction Materials — 0.2%
Eagle Materials Inc.	18,508	1,366,631

Consumer Finance — 0.2%
SLM Corp.(a)(b)	169,566	1,719,399

Containers & Packaging — 1.0%
AptarGroup Inc.	24,218	2,469,267
Avery Dennison Corp.	34,046	3,088,653
Graphic Packaging Holding Co.	120,868	1,330,757

		6,888,677

Distributors — 0.5%
LKQ Corp.(b)	123,882	3,378,262

Diversified Consumer Services — 0.3%
ServiceMaster Global Holdings Inc.(b)	52,795	2,263,850

Diversified Financial Services — 0.4%
Jefferies Financial Group Inc.	112,944	2,424,908

Electric Utilities — 0.1%
Avangrid Inc.	21,662	1,018,331

Electrical Equipment — 1.8%
Acuity Brands Inc.	15,649	1,966,141
AMETEK Inc.	90,316	6,058,397
nVent Electric PLC	63,453	1,549,522
Sensata Technologies Holding PLC(a)(b)	66,088	3,099,527

		12,673,587

Electronic Equipment, Instruments & Components — 2.9%
CDW Corp./DE	58,951	5,306,180
Flex Ltd.(a)(b)	207,492	1,630,887
Jabil Inc.	59,699	1,476,356
Keysight Technologies Inc.(b)	72,997	4,166,669
Trimble Inc.(b)	97,349	3,638,906
Zebra Technologies Corp., Class A(b)	20,911	3,477,499

		19,696,497

Equity Real Estate Investment Trusts (REITs) — 12.7%
Alexandria Real Estate Equities Inc.(a)	41,189	5,034,531
Apartment Investment & Management Co., Class A	61,283	2,637,620
Boston Properties Inc.	60,141	7,262,627
Camden Property Trust	36,144	3,262,719
CubeSmart	72,396	2,098,036
Duke Realty Corp.	139,144	3,836,200
Essex Property Trust Inc.	25,724	6,451,065

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage Inc.(a)	49,268	$4,437,076
Federal Realty Investment Trust	28,622	3,550,559
Forest City Realty Trust Inc., Class A	104,063	2,618,225
Healthcare Trust of America Inc., Class A	80,825	2,122,464
Highwoods Properties Inc.	40,294	1,718,136
Host Hotels & Resorts Inc.	288,857	5,520,057
Kilroy Realty Corp.(a)	39,200	2,700,096
Macerich Co. (The)	41,201	2,126,796
Mid-America Apartment Communities Inc.	44,325	4,330,996
National Retail Properties Inc.	61,142	2,858,388
Realty Income Corp.	112,962	6,808,220
STORE Capital Corp.(a)	71,251	2,068,417
Sun Communities Inc.	33,631	3,378,907
UDR Inc.	104,247	4,085,440
Ventas Inc.	138,821	8,057,171
VICI Properties Inc.	27,215	587,572

		87,551,318

Food & Staples Retailing — 0.4%
U.S. Foods Holding Corp.(b)	84,519	2,465,419

Food Products — 2.5%
Hershey Co. (The)	54,436	5,832,817
Hormel Foods Corp.	105,892	4,621,127
McCormick & Co. Inc./MD, NVS	47,235	6,801,840

		17,255,784

Gas Utilities — 0.6%
Atmos Energy Corp.	43,309	4,031,202

Health Care Equipment & Supplies — 2.9%
Cooper Companies Inc. (The)(a)	19,138	4,943,537
DENTSPLY SIRONA Inc.	86,596	2,998,820
Hologic Inc.(b)	105,982	4,132,238
STERIS PLC	32,930	3,599,578
Varian Medical Systems Inc.(b)	35,654	4,256,018

		19,930,191

Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	62,355	5,487,240
Centene Corp.(b)	79,940	10,417,781
DaVita Inc.(b)	49,401	3,326,664
Encompass Health Corp.	38,504	2,591,319
Henry Schein Inc.(b)	59,631	4,949,373
Laboratory Corp. of America Holdings(b)	39,686	6,371,587

		33,143,964

Hotels, Restaurants & Leisure — 3.2%
Aramark	95,994	3,448,104
Caesars Entertainment Corp.(a)(b)	234,985	2,018,521
Darden Restaurants Inc.	48,322	5,148,709
MGM Resorts International	199,019	5,309,827
Norwegian Cruise Line Holdings Ltd.(b)	79,354	3,497,131
Six Flags Entertainment Corp.	27,825	1,498,655
Wyndham Destinations Inc.	38,720	1,389,274

		22,310,221

Household Durables — 2.1%
DR Horton Inc.	133,638	4,805,622
Lennar Corp., Class A(a)	113,617	4,883,259
Lennar Corp., Class B	6,089	217,804
PulteGroup Inc.	101,766	2,500,391
Toll Brothers Inc.	52,802	1,777,315

		14,184,391

Security	Shares	Value

Household Products — 1.9%
Church & Dwight Co. Inc.	95,578	$5,674,466
Clorox Co. (The)	49,885	7,405,428

		13,079,894

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	23,265	2,247,166

Insurance — 4.2%
Arch Capital Group Ltd.(a)(b)	157,850	4,478,205
Arthur J Gallagher & Co.	71,518	5,293,047
Athene Holding Ltd., Class A(b)	49,402	2,258,660
Everest Re Group Ltd.	15,912	3,466,588
Torchmark Corp.	40,379	3,418,486
Willis Towers Watson PLC	50,930	7,291,139
WR Berkley Corp.	37,478	2,844,580

		29,050,705

IT Services — 2.4%
Akamai Technologies Inc.(b)	66,016	4,769,656
Alliance Data Systems Corp.	18,403	3,794,330
Booz Allen Hamilton Holding Corp.	55,507	2,749,817
First Data Corp., Class A(b)	219,703	4,117,234
Genpact Ltd.	54,004	1,480,250

		16,911,287

Leisure Products — 1.2%
Brunswick Corp./DE	33,776	1,756,014
Hasbro Inc.	45,483	4,171,246
Polaris Industries Inc.	22,788	2,027,676

		7,954,936

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	124,150	8,043,678

Machinery — 4.7%
AGCO Corp.	25,884	1,450,539
Allison Transmission Holdings Inc.	46,747	2,060,608
Crane Co.	19,730	1,717,299
Donaldson Co. Inc.	50,232	2,575,897
Dover Corp.	57,526	4,765,454
Gardner Denver Holdings Inc.(b)	41,610	1,125,967
Ingersoll-Rand PLC	95,540	9,166,107
Lincoln Electric Holdings Inc.	25,382	2,053,658
Middleby Corp. (The)(a)(b)	21,703	2,437,247
Oshkosh Corp.	28,471	1,598,362
Snap-on Inc.	21,967	3,381,600

		32,332,738

Marine — 0.2%
Kirby Corp.(a)(b)	20,987	1,509,805

Media — 2.9%
CBS Corp., Class B, NVS	131,844	7,561,253
Discovery Inc., Class A(a)(b)	60,852	1,970,996
Discovery Inc., Class C, NVS(b)	140,077	4,105,657
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	32,407	1,336,465
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	63,781	2,632,242
News Corp., Class A, NVS	150,283	1,982,233
News Corp., Class B	48,234	643,441

		20,232,287

Multiline Retail — 1.1%
Dollar Tree Inc.(a)(b)	92,649	7,810,311

Oil, Gas & Consumable Fuels — 1.8%
Marathon Oil Corp.	332,660	6,317,214

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.(b)	77,837	$1,572,307
Noble Energy Inc.	188,158	4,675,726

		12,565,247

Personal Products — 0.3%
Coty Inc., Class A	175,444	1,850,934

Professional Services — 0.4%
Robert Half International Inc.	47,688	2,886,555

Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A(b)	123,076	4,958,732
Jones Lang LaSalle Inc.	17,735	2,345,631

		7,304,363

Road & Rail — 0.7%
AMERCO	2,978	972,257
Kansas City Southern	39,787	4,056,683

		5,028,940

Semiconductors & Semiconductor Equipment — 4.9%
KLA-Tencor Corp.	60,806	5,566,181
Marvell Technology Group Ltd.	229,146	3,760,286
Maxim Integrated Products Inc.	108,279	5,416,116
MKS Instruments Inc.	21,339	1,572,471
ON Semiconductor Corp.(b)	165,996	2,821,932
Qorvo Inc.(a)(b)	48,934	3,597,138
Teradyne Inc.	72,611	2,501,449
Xilinx Inc.	98,501	8,409,030

		33,644,603

Software — 2.0%
Citrix Systems Inc.(b)	50,192	5,143,174
Symantec Corp.	242,068	4,393,534
VMware Inc., Class A(b)	28,717	4,060,297

		13,597,005

Specialty Retail — 3.6%
Advance Auto Parts Inc.	28,852	4,609,395
Best Buy Co. Inc.	94,668	6,641,907
CarMax Inc.(b)	68,766	4,669,899
Tiffany & Co.	42,431	4,722,570
Tractor Supply Co.	47,439	4,359,170

		25,002,941

Technology Hardware, Storage & Peripherals — 1.1%
NetApp Inc.	100,976	7,925,606

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.6%
Carter’s Inc.	18,098	$1,737,046
Columbia Sportswear Co.	11,716	1,057,720
PVH Corp.	29,878	3,608,964
Tapestry Inc.	112,181	4,746,378

		11,150,108

Trading Companies & Distributors — 1.3%
United Rentals Inc.(b)	32,227	3,869,496
WW Grainger Inc.	17,708	5,028,541

		8,898,037

Water Utilities — 1.2%
American Water Works Co. Inc.	70,295	6,223,217
Aqua America Inc.	69,291	2,254,036

		8,477,253

Total Common Stocks — 99.9% (Cost: $652,608,717)		690,694,434

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	25,351,476	25,356,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	400,916	400,916

		25,757,463

Total Short-Term Investments — 3.7% (Cost: $25,755,833)		25,757,463

Total Investments in Securities — 103.6% (Cost: $678,364,550)		716,451,897

Other Assets, Less Liabilities — (3.6)%		(25,167,851)

Net Assets — 100.0%		$691,284,046

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,878,471	10,473,005	25,351,476	$25,356,547	$36,400	(b)	$1,562		$405
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177,639	(776,723)	400,916	400,916	10,342		—		—

				$25,757,463	$46,742		$1,562		$405

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$690,694,434	$—	$—	$690,694,434
Money Market Funds	25,757,463	—	—	25,757,463

	$716,451,897	$—	$—	$716,451,897

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
BWX Technologies Inc.	16,679	$975,054
HEICO Corp.	6,868	575,744
HEICO Corp., Class A	11,956	796,987
Hexcel Corp.	14,651	857,377
Huntington Ingalls Industries Inc.	7,239	1,581,577
Teledyne Technologies Inc.(a)	6,007	1,329,229
TransDigm Group Inc.(a)	8,090	2,671,722

		8,787,690

Air Freight & Logistics — 0.6%
XPO Logistics Inc.(a)(b)	21,083	1,884,399

Banks — 1.0%
First Republic Bank/CA	27,026	2,459,096
Pinnacle Financial Partners Inc.	12,251	640,727

		3,099,823

Biotechnology — 4.9%
Alkermes PLC(a)	25,977	1,060,641
Alnylam Pharmaceuticals Inc.(a)	14,948	1,202,268
BioMarin Pharmaceutical Inc.(a)	29,666	2,734,315
Bluebird Bio Inc.(a)	9,053	1,038,379
Exact Sciences Corp.(a)	20,528	1,458,514
Exelixis Inc.(a)	49,757	690,130
Incyte Corp.(a)	29,512	1,912,968
Ionis Pharmaceuticals Inc.(a)(b)	22,966	1,137,965
Neurocrine Biosciences Inc.(a)	15,130	1,621,180
Sage Therapeutics Inc.(a)(b)	7,805	1,004,347
Seattle Genetics Inc.(a)	17,795	998,833

		14,859,540

Building Products — 1.2%
Allegion PLC	15,892	1,362,421
AO Smith Corp.	24,183	1,101,052
Lennox International Inc.	6,051	1,276,096

		3,739,569

Capital Markets — 3.9%
Cboe Global Markets Inc.	18,676	2,107,586
E*TRADE Financial Corp.	43,387	2,144,185
Eaton Vance Corp., NVS	19,754	889,918
FactSet Research Systems Inc.	6,405	1,433,183
Interactive Brokers Group Inc., Class A	12,559	620,540
MarketAxess Holdings Inc.	6,286	1,317,986
MSCI Inc.	14,842	2,231,940
SEI Investments Co.	22,033	1,177,664

		11,923,002

Chemicals — 0.6%
FMC Corp.	22,521	1,758,440

Commercial Services & Supplies — 1.7%
Cintas Corp.	14,384	2,616,018
Copart Inc.(a)	34,179	1,671,695
Rollins Inc.	16,411	971,531

		5,259,244

Communications Equipment — 1.7%
Arista Networks Inc.(a)	8,611	1,983,544
Palo Alto Networks Inc.(a)	15,515	2,839,866
Ubiquiti Networks Inc.(b)	3,356	312,410

		5,135,820

Security	Shares	Value

Construction Materials — 1.3%
Martin Marietta Materials Inc.	10,539	$1,805,120
Vulcan Materials Co.	22,095	2,234,688

		4,039,808

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)	2,069	878,125

Distributors — 0.3%
Pool Corp.	6,754	984,396

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions Inc.(a)	9,797	1,125,773
Grand Canyon Education Inc.(a)	8,067	1,005,955
Service Corp. International/U.S.	30,189	1,251,938

		3,383,666

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings Inc.(a)	35,320	1,055,362

Electrical Equipment — 1.1%
Rockwell Automation Inc.	20,580	3,390,143

Electronic Equipment, Instruments & Components — 1.3%
Cognex Corp.	28,784	1,233,107
FLIR Systems Inc.	23,082	1,068,927
IPG Photonics Corp.(a)	6,014	803,170
National Instruments Corp.	18,769	919,118

		4,024,322

Energy Equipment & Services — 1.2%
Baker Hughes a GE Co.	69,550	1,856,290
Core Laboratories NV	7,396	630,435
Helmerich & Payne Inc.	18,222	1,135,048

		3,621,773

Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class A(a)	4,291	135,982
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	33,925	1,122,239
Lions Gate Entertainment Corp., Class A	9,253	177,287
Lions Gate Entertainment Corp., Class B, NVS	17,707	315,008
Live Nation Entertainment Inc.(a)	23,075	1,206,822
Take-Two Interactive Software Inc.(a)	19,018	2,450,850

		5,408,188

Equity Real Estate Investment Trusts (REITs) — 5.0%
American Campus Communities Inc.	22,921	905,609
American Homes 4 Rent, Class A	43,008	906,178
CyrusOne Inc.	17,477	930,301
Douglas Emmett Inc.	25,132	909,527
Equity LifeStyle Properties Inc.	14,902	1,411,070
Hudson Pacific Properties Inc.	26,216	794,345
Invitation Homes Inc.	49,565	1,084,482
Iron Mountain Inc.	47,829	1,464,046
Regency Centers Corp.	28,205	1,787,069
SBA Communications Corp.(a)	19,189	3,111,880
Vornado Realty Trust	28,959	1,971,529

		15,276,036

Food Products — 1.0%
Lamb Weston Holdings Inc.	24,492	1,914,295
Post Holdings Inc.(a)(b)	11,148	985,706

		2,900,001

Health Care Equipment & Supplies — 6.4%
ABIOMED Inc.(a)	7,490	2,555,588
Align Technology Inc.(a)	12,211	2,701,073

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DexCom Inc.(a)	14,780	$1,962,340
Hill-Rom Holdings Inc.	11,108	933,961
ICU Medical Inc.(a)	2,764	704,074
IDEXX Laboratories Inc.(a)	14,468	3,068,952
Insulet Corp.(a)	9,867	870,368
Masimo Corp.(a)	8,028	928,037
ResMed Inc.	23,846	2,525,768
Teleflex Inc.	7,659	1,843,828
West Pharmaceutical Services Inc.	12,301	1,302,922

		19,396,911

Health Care Providers & Services — 1.0%
Chemed Corp.	2,691	818,952
WellCare Health Plans Inc.(a)	8,355	2,305,896

		3,124,848

Health Care Technology — 1.9%
athenahealth Inc.(a)	6,775	864,084
Cerner Corp.(a)	54,947	3,147,364
Veeva Systems Inc., Class A(a)	20,166	1,842,164

		5,853,612

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill Inc.(a)	4,092	1,883,670
Domino’s Pizza Inc.	6,995	1,880,186
Dunkin’ Brands Group Inc.	14,009	1,016,493
Vail Resorts Inc.	6,746	1,695,405
Wyndham Hotels & Resorts Inc.	16,709	823,587
Wynn Resorts Ltd.	16,274	1,637,164

		8,936,505

Household Durables — 0.4%
NVR Inc.(a)	571	1,278,486

Insurance — 1.3%
Brown & Brown Inc.	38,762	1,092,313
Erie Indemnity Co., Class A, NVS	3,314	429,793
Markel Corp.(a)	2,322	2,538,503

		4,060,609

Interactive Media & Services — 3.1%
IAC/InterActiveCorp.(a)	12,937	2,543,285
Snap Inc., Class A, NVS(a)	111,678	738,191
TripAdvisor Inc.(a)	17,077	890,395
Twitter Inc.(a)	120,020	4,170,695
Zillow Group Inc., Class A(a)	8,214	331,599
Zillow Group Inc., Class C, NVS(a)(b)	19,207	773,274

		9,447,439

Internet & Direct Marketing Retail — 2.1%
Expedia Group Inc.	19,864	2,491,542
GrubHub Inc.(a)	15,131	1,403,249
MercadoLibre Inc.	7,375	2,393,187

		6,287,978

IT Services — 8.8%
Black Knight Inc.(a)	23,735	1,157,556
Broadridge Financial Solutions Inc.	19,436	2,272,846
EPAM Systems Inc.(a)	8,545	1,020,871
FleetCor Technologies Inc.(a)	14,768	2,954,043
Gartner Inc.(a)	15,172	2,238,173
Global Payments Inc.	26,429	3,018,985
GoDaddy Inc., Class A(a)	27,642	2,022,565
GreenSky Inc., Class A(a)(b)	6,776	89,308
Jack Henry & Associates Inc.	12,910	1,934,305

Security	Shares	Value

IT Services (continued)
Square Inc., Class A(a)(b)	50,379	$3,700,338
Total System Services Inc.	28,062	2,557,851
VeriSign Inc.(a)	17,875	2,547,903
WEX Inc.(a)	7,190	1,265,152

		26,779,896

Life Sciences Tools & Services — 4.6%
Bio-Rad Laboratories Inc., Class A(a)	3,354	915,139
Bio-Techne Corp.	6,312	1,058,649
Bruker Corp.	16,744	524,590
Charles River Laboratories International Inc.(a)	8,034	978,702
IQVIA Holdings Inc.(a)	27,080	3,328,944
Mettler-Toledo International Inc.(a)(b)	4,212	2,303,206
PerkinElmer Inc.	18,523	1,601,869
PRA Health Sciences Inc.(a)	9,689	938,573
Waters Corp.(a)	12,877	2,442,638

		14,092,310

Machinery — 3.2%
Graco Inc.	27,963	1,136,137
IDEX Corp.	12,827	1,626,720
Nordson Corp.	8,748	1,073,117
Toro Co. (The)	17,602	991,521
WABCO Holdings Inc.(a)	8,835	949,321
Wabtec Corp.	14,349	1,176,905
Woodward Inc.	9,288	683,968
Xylem Inc./NY	30,006	1,967,793

		9,605,482

Media — 1.1%
GCI Liberty Inc., Class A(a)	16,623	786,767
Liberty Broadband Corp., Class A(a)	4,402	364,441
Liberty Broadband Corp., Class C, NVS(a)	25,484	2,113,388

		3,264,596

Metals & Mining — 0.3%
Royal Gold Inc.	10,958	839,712

Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp.(a)(b)	37,088	589,328
Cabot Oil & Gas Corp.	73,714	1,786,090
Centennial Resource Development Inc./DE, Class A(a)	31,670	606,797
Cheniere Energy Inc.(a)	36,881	2,227,981
Cimarex Energy Co.	15,951	1,267,626
Diamondback Energy Inc.	16,470	1,850,569
Energen Corp.(a)	13,692	985,413
EQT Corp.	44,088	1,497,670
Parsley Energy Inc., Class A(a)	43,944	1,029,169
WPX Energy Inc.(a)	66,042	1,059,314

		12,899,957

Pharmaceuticals — 1.2%
Catalent Inc.(a)(b)	24,222	977,115
Jazz Pharmaceuticals PLC(a)	10,102	1,604,400
Nektar Therapeutics(a)	28,777	1,113,094

		3,694,609

Professional Services — 4.2%
CoStar Group Inc.(a)	6,079	2,197,072
Equifax Inc.	20,115	2,040,466
IHS Markit Ltd.(a)	59,604	3,130,998
TransUnion	30,683	2,017,407
Verisk Analytics Inc.(a)	27,493	3,294,761

		12,680,704

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)(b)	6,551	$730,568

Road & Rail — 1.2%
JB Hunt Transport Services Inc.	14,621	1,617,229
Knight-Swift Transportation Holdings Inc.	21,455	686,560
Old Dominion Freight Line Inc.	10,960	1,429,403

		3,733,192

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)(b)	143,292	2,609,347
Cypress Semiconductor Corp.	60,457	782,314
Microchip Technology Inc.(b)	39,357	2,588,903
Monolithic Power Systems Inc.	6,509	768,843
Skyworks Solutions Inc.	29,904	2,594,471

		9,343,878

Software — 9.8%
ANSYS Inc.(a)	14,081	2,105,814
Aspen Technology Inc.(a)	11,909	1,010,955
Blackbaud Inc.	8,127	582,868
Cadence Design Systems Inc.(a)	47,301	2,108,206
CDK Global Inc.	21,615	1,237,243
Fair Isaac Corp.(a)	4,879	940,232
Fortinet Inc.(a)(b)	24,014	1,973,471
Guidewire Software Inc.(a)(b)	13,423	1,194,244
LogMeIn Inc.	8,679	747,435
Nutanix Inc., Class A(a)	11,752	487,826
Paycom Software Inc.(a)	8,243	1,032,024
Pegasystems Inc.	6,182	330,861
Proofpoint Inc.(a)	8,576	779,987
PTC Inc.(a)	17,719	1,460,223
Splunk Inc.(a)	24,222	2,418,324
SS&C Technologies Holdings Inc.	34,436	1,761,746
Synopsys Inc.(a)	24,823	2,222,403
Tableau Software Inc., Class A(a)	11,705	1,248,689
Tyler Technologies Inc.(a)	6,446	1,364,360
Ultimate Software Group Inc. (The)(a)	5,204	1,387,543
Workday Inc., Class A(a)	24,426	3,249,146

		29,643,600

Specialty Retail — 3.0%
Burlington Stores Inc.(a)	11,311	1,939,723

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)	9,582	$245,108
O’Reilly Automotive Inc.(a)	13,460	4,317,295
Ulta Salon Cosmetics & Fragrance Inc.(a)	9,487	2,604,371

		9,106,497

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(a)	18,033	2,537,784
Under Armour Inc., Class A(a)(b)	31,127	688,218
Under Armour Inc., Class C, NVS(a)(b)	31,899	632,557

		3,858,559

Trading Companies & Distributors — 1.1%
Fastenal Co.	47,944	2,464,801
Watsco Inc.	5,362	794,541

		3,259,342

Total Common Stocks — 99.9% (Cost: $249,930,576)		303,328,637

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	19,122,211	19,126,035
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	304,122	304,122

		19,430,157

Total Short-Term Investments — 6.4% (Cost: $19,426,596)		19,430,157

Total Investments in Securities — 106.3% (Cost: $269,357,172)		322,758,794

Other Assets, Less Liabilities — (6.3)%		(19,134,501)

Net Assets — 100.0%		$303,624,293

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,472,183	(6,349,972)	19,122,211	$19,126,035	$49,820	(b)	$1,741		$1,329
BlackRock Cash Funds: Treasury, SL Agency Shares	123,544	180,578	304,122	304,122	1,703		—		—

				$19,430,157	$51,523		$1,741		$1,329

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$303,328,637	$—	$—	$303,328,637
Money Market Funds	19,430,157	—	—	19,430,157

	$322,758,794	$—	$—	$322,758,794

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Arconic Inc.	110,020	$2,236,707

Airlines — 2.8%
Alaska Air Group Inc.	31,520	1,935,958
American Airlines Group Inc.	104,906	3,680,103
JetBlue Airways Corp.(a)	80,077	1,339,688
United Continental Holdings Inc.(a)	58,612	5,011,912

		11,967,661

Auto Components — 1.9%
Adient PLC	22,193	675,111
Autoliv Inc.	22,293	1,857,899
BorgWarner Inc.	53,462	2,106,937
Goodyear Tire & Rubber Co. (The)	60,575	1,275,710
Lear Corp.	16,769	2,228,600

		8,144,257

Automobiles — 0.4%
Harley-Davidson Inc.	42,631	1,629,357

Banks — 6.0%
CIT Group Inc.	28,958	1,372,030
Fifth Third Bancorp.	170,558	4,603,360
First Horizon National Corp.	83,328	1,344,914
Huntington Bancshares Inc./OH	282,639	4,050,217
KeyCorp.	269,280	4,890,125
PacWest Bancorp.	31,337	1,272,909
People’s United Financial Inc.	95,505	1,495,608
Prosperity Bancshares Inc.	16,956	1,102,649
Regions Financial Corp.	282,189	4,788,747
Umpqua Holdings Corp.	56,279	1,080,557

		26,001,116

Biotechnology — 0.3%
United Therapeutics Corp.(a)	11,171	1,238,417

Capital Markets — 1.3%
Franklin Resources Inc.	78,246	2,386,503
Invesco Ltd.	105,161	2,283,045
Janus Henderson Group PLC	43,024	1,057,100

		5,726,648

Chemicals — 3.0%
Celanese Corp.	34,545	3,348,792
CF Industries Holdings Inc.	59,759	2,870,225
Eastman Chemical Co.	36,162	2,833,292
Huntsman Corp.	55,027	1,203,991
Mosaic Co. (The)	90,769	2,808,393

		13,064,693

Commercial Services & Supplies — 0.3%
Stericycle Inc.(a)	21,951	1,096,892

Communications Equipment — 2.0%
CommScope Holding Co. Inc.(a)	49,293	1,185,990
Juniper Networks Inc.	88,254	2,583,194
Motorola Solutions Inc.	41,534	5,090,407

		8,859,591

Construction & Engineering — 1.4%
AECOM(a)(b)	41,232	1,201,501
Fluor Corp.	35,993	1,578,653
Jacobs Engineering Group Inc.	30,510	2,290,996

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.(a)	38,031	$1,186,567

		6,257,717

Consumer Finance — 0.8%
Ally Financial Inc.	108,036	2,745,195
Santander Consumer USA Holdings Inc.	29,634	555,637

		3,300,832

Containers & Packaging — 3.4%
Ball Corp.	88,028	3,943,654
Berry Global Group Inc.(a)	33,736	1,471,564
Crown Holdings Inc.(a)(b)	34,602	1,463,319
Packaging Corp. of America	24,188	2,220,700
Sealed Air Corp.	40,650	1,315,434
Sonoco Products Co.	25,541	1,394,028
WestRock Co.	65,299	2,805,898

		14,614,597

Distributors — 0.8%
Genuine Parts Co.	37,563	3,678,169

Diversified Consumer Services — 0.3%
H&R Block Inc.	52,697	1,398,578

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	34,410	698,179
Voya Financial Inc.	41,100	1,798,536

		2,496,715

Diversified Telecommunication Services — 1.2%
CenturyLink Inc.	243,293	5,021,568

Electric Utilities — 7.2%
Alliant Energy Corp.	59,837	2,571,794
Entergy Corp.	46,292	3,886,213
Evergy Inc.	69,542	3,893,657
Eversource Energy	81,111	5,131,082
FirstEnergy Corp.	124,402	4,637,707
IDACORP Inc.	12,879	1,201,096
OGE Energy Corp.	51,123	1,848,096
Pinnacle West Capital Corp.	28,661	2,357,367
PPL Corp.	179,063	5,443,515

		30,970,527

Electrical Equipment — 0.3%
Hubbell Inc.	14,020	1,425,834

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics Inc.(a)	22,368	1,514,537
Avnet Inc.	29,585	1,185,471

		2,700,008

Energy Equipment & Services — 1.1%
National Oilwell Varco Inc.	97,936	3,604,045
Transocean Ltd.(a)	109,950	1,210,549

		4,814,594

Entertainment — 0.7%
Viacom Inc., Class A	2,260	79,936
Viacom Inc., Class B, NVS	90,465	2,893,071

		2,973,007

Equity Real Estate Investment Trusts (REITs) — 6.4%
Brixmor Property Group Inc.	77,344	1,252,973
Gaming and Leisure Properties Inc.	51,434	1,732,811
HCP Inc.	120,259	3,313,135
Kimco Realty Corp.	107,857	1,735,419

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	21,659	$1,588,038
Liberty Property Trust	37,834	1,584,110
Medical Properties Trust Inc.	93,560	1,390,302
Omega Healthcare Investors Inc.(b)	51,278	1,710,121
Park Hotels & Resorts Inc.	51,494	1,496,931
SL Green Realty Corp.(b)	22,157	2,022,048
VEREIT Inc.	247,641	1,815,208
Welltower Inc.	95,225	6,291,516
WP Carey Inc.	27,442	1,811,446

		27,744,058

Food & Staples Retailing — 1.4%
Kroger Co. (The)	203,918	6,068,600

Food Products — 5.2%
Bunge Ltd.	36,107	2,231,413
Campbell Soup Co.	49,250	1,842,443
Conagra Brands Inc.	119,847	4,266,553
Ingredion Inc.	18,180	1,839,452
JM Smucker Co. (The)	29,113	3,153,520
Kellogg Co.	64,776	4,241,532
Pilgrim’s Pride Corp.(a)	13,455	237,615
Seaboard Corp.	69	266,685
Tyson Foods Inc., Class A	75,744	4,538,581

		22,617,794

Gas Utilities — 0.8%
National Fuel Gas Co.	21,967	1,192,589
UGI Corp.	44,502	2,361,276

		3,553,865

Health Care Providers & Services — 2.3%
Cardinal Health Inc.	79,048	3,999,829
Quest Diagnostics Inc.	34,981	3,292,062
Universal Health Services Inc., Class B	22,035	2,678,574

		9,970,465

Household Durables — 2.0%
Garmin Ltd.	30,928	2,046,196
Leggett & Platt Inc.	33,379	1,211,991
Mohawk Industries Inc.(a)	16,231	2,024,493
Newell Brands Inc.(b)	111,266	1,766,904
Whirlpool Corp.	16,526	1,813,894

		8,863,478

Independent Power and Renewable Electricity Producers — 1.8%
AES Corp./VA	169,365	2,469,342
NRG Energy Inc.	77,666	2,810,733
Vistra Energy Corp.(a)	103,542	2,343,155

		7,623,230

Insurance — 8.2%
Alleghany Corp.	3,823	2,296,400
American Financial Group Inc./OH	18,014	1,801,940
Assurant Inc.	13,532	1,315,446
Axis Capital Holdings Ltd.	21,355	1,191,395
Brighthouse Financial Inc.(a)(b)	30,613	1,213,193
Cincinnati Financial Corp.	38,718	3,044,784
Fidelity National Financial Inc.	70,365	2,353,709
First American Financial Corp.	28,330	1,255,869
Hartford Financial Services Group Inc. (The)	91,741	4,166,876
Lincoln National Corp.	55,462	3,338,258
Loews Corp.(b)	71,174	3,313,861
Old Republic International Corp.	72,773	1,604,645
Principal Financial Group Inc.	67,783	3,190,546

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America Inc.	16,293	$2,319,634
RenaissanceRe Holdings Ltd.	10,323	1,261,058
Unum Group	55,980	2,029,835

		35,697,449

Internet & Direct Marketing Retail — 0.6%
Qurate Retail Inc.(a)(b)	114,737	2,517,330

IT Services — 1.7%
Leidos Holdings Inc.	38,518	2,495,196
Sabre Corp.	64,083	1,579,646
Teradata Corp.(a)(b)	30,439	1,107,980
Western Union Co. (The)	114,479	2,065,201

		7,248,023

Leisure Products — 0.3%
Mattel Inc.(a)	87,957	1,194,456

Machinery — 1.0%
Flowserve Corp.	33,493	1,537,328
Pentair PLC	41,305	1,658,396
Trinity Industries Inc.	37,869	1,081,160

		4,276,884

Media — 2.0%
Altice USA Inc., Class A	30,186	492,334
DISH Network Corp., Class A(a)	58,636	1,802,471
Interpublic Group of Companies Inc. (The)	98,234	2,275,099
Omnicom Group Inc.	57,431	4,268,272

		8,838,176

Metals & Mining — 4.6%
Alcoa Corp.(a)	47,725	1,669,898
Freeport-McMoRan Inc.	370,888	4,320,845
Newmont Mining Corp.	136,529	4,221,477
Nucor Corp.	80,972	4,787,065
Reliance Steel & Aluminum Co.	18,519	1,461,519
Steel Dynamics Inc.	60,096	2,379,801
U.S. Steel Corp.	45,294	1,201,650

		20,042,255

Mortgage Real Estate Investment — 2.0%
AGNC Investment Corp.	122,306	2,181,939
Annaly Capital Management Inc.(b)	330,648	3,263,496
New Residential Investment Corp.(b)	86,992	1,555,417
Starwood Property Trust Inc.(b)	68,360	1,484,779

		8,485,631

Multi-Utilities — 6.6%
Ameren Corp.	62,465	4,033,990
CenterPoint Energy Inc.	125,960	3,402,180
CMS Energy Corp.	72,505	3,590,448
DTE Energy Co.	46,527	5,229,635
MDU Resources Group Inc.	50,097	1,250,421
NiSource Inc.	92,923	2,356,527
SCANA Corp.	36,565	1,464,428
Vectren Corp.	21,266	1,521,157
WEC Energy Group Inc.	80,764	5,524,257

		28,373,043

Multiline Retail — 1.8%
Kohl’s Corp.	42,672	3,231,551
Macy’s Inc.	78,573	2,694,268
Nordstrom Inc.	29,339	1,929,626

		7,855,445

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.3%
Apache Corp.	97,902	$3,703,632
Devon Energy Corp.	130,233	4,219,549
Hess Corp.	64,435	3,698,569
HollyFrontier Corp.	41,486	2,797,816
Murphy Oil Corp.	41,708	1,328,817
Targa Resources Corp.	57,734	2,983,116

		18,731,499

Personal Products — 0.3%
Herbalife Nutrition Ltd.(a)	27,001	1,438,073

Pharmaceuticals — 1.5%
Mylan NV(a)	131,965	4,123,906
Perrigo Co. PLC	32,222	2,265,207

		6,389,113

Professional Services — 0.8%
ManpowerGroup Inc.	16,644	1,269,771
Nielsen Holdings PLC	91,180	2,368,856

		3,638,627

Real Estate Management & Development — 0.0%
Cushman & Wakefield PLC(a)	12,018	195,413

Semiconductors & Semiconductor Equipment — 0.2%
First Solar Inc.(a)	19,285	806,113

Software — 1.9%
CA Inc.	80,277	3,561,088
Dell Technologies Inc., Class V(a)	51,027	4,612,330

		8,173,418

Specialty Retail — 2.3%
AutoZone Inc.(a)	6,767	4,963,391
Foot Locker Inc.	29,972	1,412,880
Gap Inc. (The)	55,539	1,516,215
L Brands Inc.	58,437	1,894,528

		9,787,014

Technology Hardware, Storage & Peripherals — 1.0%
Seagate Technology PLC	66,892	2,691,065
Xerox Corp.	56,808	1,583,239

		4,274,304

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands Inc.	92,276	$1,583,456
Michael Kors Holdings Ltd.(a)	38,221	2,117,825
Ralph Lauren Corp.	14,142	1,832,945

		5,534,226

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp. Inc.	125,755	1,204,733

Trading Companies & Distributors — 0.4%
HD Supply Holdings Inc.(a)	47,024	1,766,692

Total Common Stocks — 99.9% (Cost: $414,290,292)		432,526,892

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	9,758,635	9,760,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	117,718	117,718

		9,878,305

Total Short-Term Investments — 2.3% (Cost: $9,877,622)		9,878,305

Total Investments in Securities — 102.2% (Cost: $424,167,914)		442,405,197

Other Assets, Less Liabilities — (2.2)%		(9,443,821)

Net Assets — 100.0%		$432,961,376

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,552,612	6,206,023	9,758,635	$9,760,587	$17,736	(b)	$(305)	$328
BlackRock Cash Funds: Treasury, SL Agency Shares	454,765	(337,047)	117,718	117,718	5,802		—	—

				$9,878,305	$23,538		$(305)	$328

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$432,526,892	$—	$—	$432,526,892
Money Market Funds	9,878,305	—	—	9,878,305

	$442,405,197	$—	$—	$442,405,197

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings Inc.(a)(b)	27,111	$957,560
Moog Inc., Class A	12,656	905,537

		1,863,097

Air Freight & Logistics — 0.3%
Hub Group Inc., Class A(a)	13,139	602,029

Airlines — 0.2%
Allegiant Travel Co.	4,980	568,417

Auto Components — 1.4%
Delphi Technologies PLC	34,608	741,996
Dorman Products Inc.(a)(b)	11,390	899,924
LCI Industries	9,835	682,057
Visteon Corp.(a)(b)	11,446	904,692

		3,228,669

Banks — 10.4%
BancFirst Corp.	6,779	388,979
BankUnited Inc.	41,137	1,361,635
CenterState Bank Corp.	27,799	683,300
Columbia Banking System Inc.	28,560	1,059,290
Community Bank System Inc.	19,921	1,163,187
CVB Financial Corp.	39,922	872,296
First Citizens BancShares Inc./NC, Class A	3,566	1,521,363
First Commonwealth Financial Corp.	39,145	528,458
First Financial Bancorp.	38,161	998,673
First Merchants Corp.	19,319	803,864
Glacier Bancorp. Inc.	32,650	1,384,360
Great Western Bancorp. Inc.	22,963	841,594
Heartland Financial USA Inc.	11,178	593,999
Home BancShares Inc./AR	62,753	1,194,817
Independent Bank Corp./Rockland MA	10,734	842,082
Independent Bank Group Inc.	9,143	529,471
Investors Bancorp. Inc.	95,212	1,064,470
LegacyTexas Financial Group Inc.	17,540	675,816
MB Financial Inc.	32,875	1,459,321
Pacific Premier Bancorp. Inc.(a)	17,565	513,425
Renasant Corp.	19,283	672,591
S&T Bancorp. Inc.	13,654	547,662
South State Corp.	14,387	973,568
TowneBank/Portsmouth VA	25,295	711,548
UMB Financial Corp.	17,611	1,124,462
Union Bankshares Corp.	23,404	799,013
United Community Banks Inc./GA	29,005	721,354

		24,030,598

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,366	1,034,338

Biotechnology — 2.2%
Aimmune Therapeutics Inc.(a)	14,619	388,573
AnaptysBio Inc.(a)	8,800	657,536
Array BioPharma Inc.(a)(b)	82,659	1,339,076
Atara Biotherapeutics Inc.(a)(b)	17,685	604,296
Clovis Oncology Inc.(a)(b)	20,589	239,450
Immunomedics Inc.(a)(b)	63,407	1,428,560
OPKO Health Inc.(a)(b)	141,785	479,233

		5,136,724

Building Products — 1.5%
Armstrong World Industries Inc.(a)(b)	20,177	1,245,930

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)(b)	44,874	$555,540
Masonite International Corp.(a)	10,761	596,052
Patrick Industries Inc.(a)	9,089	395,462
Universal Forest Products Inc.	24,023	679,130

		3,472,114

Capital Markets — 2.5%
BGC Partners Inc., Class A	104,928	1,111,187
BrightSphere Investment Group PLC	32,251	367,661
Cohen & Steers Inc.	8,434	323,781
Evercore Inc., Class A	15,991	1,306,305
Moelis & Co., Class A	17,805	718,610
Stifel Financial Corp.	27,804	1,271,199
Virtu Financial Inc., Class A	25,041	593,973

		5,692,716

Chemicals — 3.4%
Ferro Corp.(a)	32,816	555,903
GCP Applied Technologies Inc.(a)(b)	28,144	730,900
HB Fuller Co.	19,728	877,107
Innospec Inc.	9,523	637,279
Kraton Corp.(a)	12,432	342,377
Minerals Technologies Inc.	13,762	753,470
PolyOne Corp.	31,225	1,008,880
Sensient Technologies Corp.	16,510	1,070,839
Tronox Ltd., Class A	36,747	420,753
Valvoline Inc.	74,470	1,483,442

		7,880,950

Commercial Services & Supplies — 3.1%
ABM Industries Inc.	25,669	789,322
Brady Corp., Class A, NVS	18,800	757,452
Brink’s Co. (The)	19,898	1,319,635
Covanta Holding Corp.	45,407	667,029
Herman Miller Inc.	23,206	764,638
Matthews International Corp., Class A	12,507	520,541
Tetra Tech Inc.	21,605	1,426,794
UniFirst Corp./MA	6,014	897,890

		7,143,301

Communications Equipment — 3.3%
Casa Systems Inc.(a)(b)	11,763	169,387
Ciena Corp.(a)	55,661	1,739,963
Finisar Corp.(a)	45,716	763,000
Infinera Corp.(a)(b)	59,698	330,727
NETGEAR Inc.(a)	12,406	688,285
NetScout Systems Inc.(a)(b)	28,270	714,100
Plantronics Inc.	12,859	758,295
ViaSat Inc.(a)(b)	21,857	1,393,602
Viavi Solutions Inc.(a)	88,371	1,018,918

		7,576,277

Construction & Engineering — 2.7%
Comfort Systems USA Inc.	14,527	776,904
Dycom Industries Inc.(a)(b)	12,176	826,507
EMCOR Group Inc.	22,713	1,612,168
Granite Construction Inc.	17,822	814,822
MasTec Inc.(a)	25,400	1,105,154
Valmont Industries Inc.	8,735	1,085,848

		6,221,403

Consumer Finance — 0.4%
Nelnet Inc., Class A	8,469	476,720

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
PRA Group Inc.(a)(b)	17,648	$544,264

		1,020,984

Containers & Packaging — 0.3%
Silgan Holdings Inc.	30,183	725,298

Diversified Telecommunication Services — 0.5%
Vonage Holdings Corp.(a)(b)	85,902	1,139,061

Electric Utilities — 0.3%
Otter Tail Corp.	15,470	697,233

Electrical Equipment — 1.1%
EnerSys	16,449	1,308,847
Generac Holdings Inc.(a)	24,207	1,228,021

		2,536,868

Electronic Equipment, Instruments & Components — 0.5%
SYNNEX Corp.	16,178	1,255,575

Energy Equipment & Services — 1.0%
C&J Energy Services Inc.(a)	24,787	465,500
Dril-Quip Inc.(a)(b)	14,644	623,249
Forum Energy Technologies Inc.(a)(b)	31,152	279,122
FTS International Inc.(a)	12,778	163,686
RPC Inc.	22,690	337,627
Superior Energy Services Inc.(a)	60,198	471,350

		2,340,534

Entertainment — 0.8%
Cinemark Holdings Inc.	41,497	1,725,030

Equity Real Estate Investment Trusts (REITs) — 12.5%
Alexander’s Inc.	1,476	464,955
American Assets Trust Inc.	14,728	564,966
Americold Realty Trust	22,370	553,657
Brandywine Realty Trust	69,619	978,843
Cousins Properties Inc.	163,864	1,361,710
EastGroup Properties Inc.	13,930	1,334,355
Empire State Realty Trust Inc., Class A	52,731	836,314
Equity Commonwealth	47,434	1,412,584
Four Corners Property Trust Inc.(b)	25,959	677,011
Healthcare Realty Trust Inc.(b)	48,814	1,359,958
JBG SMITH Properties	42,278	1,584,579
Life Storage Inc.(b)	18,190	1,712,770
National Health Investors Inc.	16,473	1,210,107
Paramount Group Inc.	80,786	1,154,432
Pebblebrook Hotel Trust(b)	26,912	907,204
PotlatchDeltic Corp.(b)	24,177	876,416
PS Business Parks Inc.	7,778	1,015,807
Rayonier Inc.(b)	50,541	1,526,338
Retail Opportunity Investments Corp.	43,985	773,696
RLJ Lodging Trust	68,455	1,330,765
Ryman Hospitality Properties Inc.	20,036	1,554,593
STAG Industrial Inc.(b)	40,715	1,077,319
Taubman Centers Inc.	23,819	1,310,283
Uniti Group Inc.(a)	68,599	1,312,985
Urban Edge Properties	44,446	910,699
Washington REIT	30,662	854,550

		28,656,896

Food & Staples Retailing — 1.3%
Casey’s General Stores Inc.	14,284	1,801,355

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)	40,905	$1,199,335

		3,000,690

Food Products — 1.6%
Cal-Maine Foods Inc.	11,796	574,111
Hain Celestial Group Inc. (The)(a)	34,847	866,994
J&J Snack Foods Corp.	5,836	911,350
Lancaster Colony Corp.	7,624	1,306,601

		3,659,056

Gas Utilities — 1.8%
New Jersey Resources Corp.	34,462	1,554,236
ONE Gas Inc.	20,500	1,617,655
South Jersey Industries Inc.	33,397	986,548

		4,158,439

Health Care Equipment & Supplies — 1.3%
Haemonetics Corp.(a)	20,171	2,107,264
Integer Holdings Corp.(a)	11,535	859,012

		2,966,276

Health Care Providers & Services — 3.3%
Acadia Healthcare Co. Inc.(a)(b)	34,470	1,430,505
Molina Healthcare Inc.(a)	24,074	3,051,861
Premier Inc., Class A(a)(b)	20,765	934,425
Select Medical Holdings Corp.(a)	42,240	700,339
Tenet Healthcare Corp.(a)	32,330	831,851
Tivity Health Inc.(a)(b)	15,604	536,934

		7,485,915

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	68,062	810,619

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands Inc.	36,092	720,035
Boyd Gaming Corp.	31,510	836,905
Cheesecake Factory Inc. (The)	16,435	794,468
Cracker Barrel Old Country Store Inc.	9,373	1,487,308
Dave & Buster’s Entertainment Inc.	15,347	913,914
Papa John’s International Inc.	8,763	477,934
Red Rock Resorts Inc., Class A	27,157	628,413

		5,858,977

Household Durables — 1.3%
Helen of Troy Ltd.(a)(b)	10,288	1,276,946
KB Home	33,376	666,519
LGI Homes Inc.(a)(b)	7,277	311,383
Tempur Sealy International Inc.(a)(b)	17,825	823,693

		3,078,541

Household Products — 0.9%
Central Garden & Pet Co.(a)(b)	4,022	130,635
Central Garden & Pet Co., Class A, NVS(a)	15,930	472,324
Energizer Holdings Inc.	23,338	1,371,574

		1,974,533

Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Inc., Class A	31,879	359,276

Insurance — 4.6%
Enstar Group Ltd.(a)	5,889	1,069,442
FBL Financial Group Inc., Class A	3,890	268,332
Horace Mann Educators Corp.	15,997	628,362
Kemper Corp.	23,511	1,767,792
Mercury General Corp.	10,573	627,085
National General Holdings Corp.	23,775	662,372
Navigators Group Inc. (The)	9,050	625,808

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Primerica Inc.	16,660	$1,828,268
ProAssurance Corp.	20,900	917,928
RLI Corp.	15,209	1,124,401
White Mountains Insurance Group Ltd.(b)	1,240	1,099,471

		10,619,261

Interactive Media & Services — 0.5%
Cargurus Inc.(a)(b)	12,795	568,354
Cars.com Inc.(a)(b)	25,022	653,324

		1,221,678

Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings Inc., Class A(a)	21,223	921,503

IT Services — 2.8%
CACI International Inc., Class A(a)	9,643	1,720,890
CoreLogic Inc./U.S.(a)(b)	31,604	1,283,754
CSG Systems International Inc.	13,072	458,827
MAXIMUS Inc.	25,077	1,629,253
Science Applications International Corp.	16,579	1,152,406
TTEC Holdings Inc.	5,402	134,618

		6,379,748

Machinery — 4.4%
Actuant Corp., Class A(b)	23,813	567,940
Barnes Group Inc.	18,397	1,041,270
EnPro Industries Inc.	8,177	508,609
Franklin Electric Co. Inc.	15,123	641,518
Gates Industrial Corp. PLC(a)	18,159	273,293
Hillenbrand Inc.	24,336	1,165,694
ITT Inc.	34,192	1,726,696
Mueller Industries Inc.	22,439	546,390
Mueller Water Products Inc., Class A	61,690	632,939
SPX FLOW Inc.(a)	16,594	568,013
Terex Corp.	25,281	844,133
Watts Water Technologies Inc., Class A	10,845	759,692
Welbilt Inc.(a)(b)	50,794	950,864

		10,227,051

Media — 2.3%
Cable One Inc.	1,937	1,735,048
Emerald Expositions Events Inc.	9,712	141,990
John Wiley & Sons Inc., Class A	17,735	961,946
Nexstar Media Group Inc., Class A	17,788	1,332,143
Tribune Media Co., Class A	31,482	1,196,631

		5,367,758

Metals & Mining — 1.5%
Allegheny Technologies Inc.(a)(b)	49,078	1,270,630
Commercial Metals Co.	45,612	869,365
Kaiser Aluminum Corp.	6,487	618,665
Worthington Industries Inc.	15,756	659,861

		3,418,521

Mortgage Real Estate Investment — 0.3%
Colony Credit Real Estate Inc.(b)	32,562	694,873

Oil, Gas & Consumable Fuels — 1.7%
Carrizo Oil & Gas Inc.(a)	33,231	605,137
Laredo Petroleum Inc.(a)(b)	59,676	312,702
PBF Energy Inc., Class A	46,765	1,957,115
SM Energy Co.	40,296	980,805

		3,855,759

Paper & Forest Products — 0.2%
Boise Cascade Co.	15,164	466,900

Security	Shares	Value

Pharmaceuticals — 1.2%
Akorn Inc.(a)	36,861	$245,863
Corcept Therapeutics Inc.(a)	41,169	483,736
Horizon Pharma PLC(a)	65,076	1,185,034
Prestige Consumer Healthcare Inc.(a)	20,178	729,636

		2,644,269

Professional Services — 0.4%
FTI Consulting Inc.(a)(b)	14,893	1,029,255

Real Estate Management & Development — 0.7%
HFF Inc., Class A	15,240	560,070
Newmark Group Inc., Class A	9,230	89,900
Realogy Holdings Corp.	48,343	921,901

		1,571,871

Road & Rail — 1.7%
Avis Budget Group Inc.(a)	25,930	729,152
Genesee & Wyoming Inc., Class A(a)	23,195	1,837,740
Saia Inc.(a)	10,021	629,920
Schneider National Inc., Class B	11,068	242,057
Werner Enterprises Inc.	17,306	557,080

		3,995,949

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries Inc.(a)(b)	15,256	656,466
Diodes Inc.(a)(b)	15,440	466,134
Kulicke & Soffa Industries Inc.	26,333	535,350
Semtech Corp.(a)	25,861	1,162,193
Versum Materials Inc.	42,542	1,342,625

		4,162,768

Software — 0.8%
j2 Global Inc.	18,267	1,330,568
Progress Software Corp.	17,557	564,282

		1,894,850

Specialty Retail — 2.3%
Aaron’s Inc.	27,014	1,273,170
Abercrombie & Fitch Co., Class A	26,122	514,604
Children’s Place Inc. (The)	6,393	955,114
Guess? Inc.	22,133	470,105
Lithia Motors Inc., Class A	9,051	806,263
RH(a)(b)	7,627	882,520
Tailored Brands Inc.	19,437	408,371

		5,310,147

Textiles, Apparel & Luxury Goods — 1.9%
G-III Apparel Group Ltd.(a)(b)	16,304	649,877
Skechers U.S.A. Inc., Class A(a)	52,751	1,507,096
Steven Madden Ltd.	31,145	973,904
Wolverine World Wide Inc.	37,132	1,305,933

		4,436,810

Thrifts & Mortgage Finance — 1.8%
Axos Financial Inc.(a)(b)	21,547	654,167
Essent Group Ltd.(a)	38,308	1,510,101
Northwest Bancshares Inc.	40,235	649,393
TFS Financial Corp.	20,860	306,851
Walker & Dunlop Inc.	11,221	470,833
WSFS Financial Corp.	12,382	526,607

		4,117,952

Tobacco — 0.3%
Vector Group Ltd.	42,344	572,491

Trading Companies & Distributors — 3.2%
Air Lease Corp.	37,782	1,439,494

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies Inc.	15,093	$992,063
Kaman Corp.	10,919	693,575
MRC Global Inc.(a)(b)	35,313	559,005
MSC Industrial Direct Co. Inc., Class A	17,985	1,457,864
Rush Enterprises Inc., Class A	11,980	423,972
Triton International Ltd.	20,183	649,287
Univar Inc.(a)	44,731	1,101,277

		7,316,537

Water Utilities — 0.7%
American States Water Co.	14,319	876,609
California Water Service Group	18,749	787,458

		1,664,067

Total Common Stocks — 99.8% (Cost: $223,570,449)		229,790,452

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	22,542,443	22,546,951

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	179,023	$179,023

		22,725,974

Total Short-Term Investments — 9.9% (Cost: $22,722,764)		22,725,974

Total Investments in Securities — 109.7% (Cost: $246,293,213)		252,516,426

Other Assets, Less Liabilities — (9.7)%		(22,413,372)

Net Assets — 100.0%		$230,103,054

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,537,935	4,004,508	22,542,443	$22,546,951	$69,898	(b)	$847		$1,684
BlackRock Cash Funds: Treasury, SL Agency Shares	172,408	6,615	179,023	179,023	2,736		—		—

				$22,725,974	$72,634		$847		$1,684

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$229,790,452	$ —	$ —	$229,790,452
Money Market Funds	22,725,974	—	—	22,725,974

	$252,516,426	$ —	$ —	$252,516,426

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)	17,890	$1,104,171
Cubic Corp.	7,675	503,557
Mercury Systems Inc.(a)(b)	14,839	695,355

		2,303,083

Air Freight & Logistics — 0.3%
Forward Air Corp.	8,988	539,190

Alternative Carriers — 0.3%
Cogent Communications Holdings Inc.	12,809	665,812

Application Software — 10.9%
2U Inc.(a)(b)	17,618	1,108,348
8x8 Inc.(a)	28,569	491,101
ACI Worldwide Inc.(a)(b)	35,497	890,620
Alarm.com Holdings Inc.(a)(b)	10,701	475,980
Blackline Inc.(a)	11,107	515,143
Box Inc., Class A(a)	43,453	782,154
Cision Ltd.(a)(b)	20,456	302,544
Cloudera Inc.(a)	35,844	493,213
Cornerstone OnDemand Inc.(a)(b)	16,396	807,503
Coupa Software Inc.(a)	15,562	1,008,884
Dropbox Inc., Class A(a)(b)	14,118	331,349
Ebix Inc.	6,950	398,305
Ellie Mae Inc.(a)(b)	10,622	704,026
Envestnet Inc.(a)	13,911	723,650
Five9 Inc.(a)	17,868	703,285
HubSpot Inc.(a)(b)	11,070	1,501,646
Manhattan Associates Inc.(a)(b)	20,169	962,868
Mimecast Ltd.(a)(b)	9,910	345,463
MINDBODY Inc., Class A(a)(b)	9,692	308,593
New Relic Inc.(a)	13,869	1,237,808
Paylocity Holding Corp.(a)	9,702	638,295
Q2 Holdings Inc.(a)(b)	11,160	594,047
RealPage Inc.(a)	22,454	1,190,062
RingCentral Inc., Class A(a)	20,815	1,617,950
Trade Desk Inc. (The), Class A(a)(b)	10,861	1,341,877
Zendesk Inc.(a)	32,513	1,787,240

		21,261,954

Asset Management & Custody Banks — 0.1%
WisdomTree Investments Inc.	35,756	277,824

Automotive Retail — 0.4%
Monro Inc.	10,075	749,580

Biotechnology — 10.8%
ACADIA Pharmaceuticals Inc.(a)(b)	29,877	582,004
Acceleron Pharma Inc.(a)	11,836	600,914
Agios Pharmaceuticals Inc.(a)(b)	15,477	975,980
Amicus Therapeutics Inc.(a)	57,946	647,836
Arena Pharmaceuticals Inc.(a)	15,115	539,001
Blueprint Medicines Corp.(a)	13,459	817,903
CRISPR Therapeutics AG(a)	8,824	289,162
Emergent BioSolutions Inc.(a)	13,494	825,698
Enanta Pharmaceuticals Inc.(a)	4,824	372,220
Esperion Therapeutics Inc.(a)(b)	7,579	344,314
FibroGen Inc.(a)	23,031	987,339
Global Blood Therapeutics Inc.(a)(b)	15,944	559,475
Halozyme Therapeutics Inc.(a)	38,468	597,408
Heron Therapeutics Inc.(a)(b)	20,953	581,655

Security	Shares	Value

Biotechnology (continued)
Insmed Inc.(a)(b)	23,678	$345,699
Intercept Pharmaceuticals Inc.(a)(b)	6,706	643,843
Intrexon Corp.(a)(b)	21,894	253,095
Ironwood Pharmaceuticals Inc.(a)(b)	42,653	558,754
Ligand Pharmaceuticals Inc.(a)	6,475	1,067,145
Loxo Oncology Inc.(a)	8,602	1,313,181
Madrigal Pharmaceuticals Inc.(a)(b)	2,550	486,693
Momenta Pharmaceuticals Inc.(a)	24,069	301,103
Myriad Genetics Inc.(a)	22,919	1,032,043
Portola Pharmaceuticals Inc.(a)(b)	20,310	399,904
Puma Biotechnology Inc.(a)	9,349	346,380
Repligen Corp.(a)(b)	11,947	647,766
Sarepta Therapeutics Inc.(a)(b)	19,150	2,561,504
Spark Therapeutics Inc.(a)(b)	9,951	447,696
Spectrum Pharmaceuticals Inc.(a)	30,381	361,534
TESARO Inc.(a)(b)	13,115	378,761
Ultragenyx Pharmaceutical Inc.(a)	14,469	701,023
Xencor Inc.(a)	14,583	477,156

		21,044,189

Building Products — 1.3%
AAON Inc.	12,529	432,124
American Woodmark Corp.(a)	4,812	290,837
Simpson Manufacturing Co. Inc.	12,782	729,597
Trex Co. Inc.(a)(b)	18,020	1,104,626

		2,557,184

Casinos & Gaming — 0.8%
Churchill Downs Inc.	3,659	913,323
Eldorado Resorts Inc.(a)(b)	19,919	727,044

		1,640,367

Commercial Printing — 0.6%
Cimpress NV(a)(b)	8,812	1,101,412

Communications Equipment — 0.9%
InterDigital Inc.	10,670	757,036
Lumentum Holdings Inc.(a)	19,261	1,052,614

		1,809,650

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	34,308	463,158

Consumer Finance — 1.1%
FirstCash Inc.	13,596	1,093,118
Green Dot Corp., Class A(a)	14,506	1,098,685

		2,191,803

Data Processing & Outsourced Services — 1.2%
Euronet Worldwide Inc.(a)(b)	15,657	1,740,745
ExlService Holdings Inc.(a)(b)	10,512	673,819

		2,414,564

Distillers & Vintners — 0.1%
MGP Ingredients Inc.	3,884	276,424

Diversified REITs — 0.2%
Alexander & Baldwin Inc.	20,807	406,569

Diversified Support Services — 0.8%
Healthcare Services Group Inc.	22,608	917,659
Mobile Mini Inc.	13,678	562,439

		1,480,098

Education Services — 0.4%
Chegg Inc.(a)(b)	31,441	857,711

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Components — 2.1%
Dolby Laboratories Inc., Class A	19,748	$1,358,860
II-VI Inc.(a)	18,021	670,922
Littelfuse Inc.	7,697	1,394,388
Rogers Corp.(a)	5,636	693,566

		4,117,736

Electronic Equipment & Instruments — 1.0%
Coherent Inc.(a)	7,454	917,886
Itron Inc.(a)(b)	10,228	533,288
Novanta Inc.(a)	9,981	580,994

		2,032,168

Electronic Manufacturing Services — 0.2%
Methode Electronics Inc.	11,367	336,463

Environmental & Facilities Services — 0.9%
Advanced Disposal Services Inc.(a)	21,977	595,357
Clean Harbors Inc.(a)(b)	15,656	1,065,234

		1,660,591

Financial Exchanges & Data — 0.4%
Morningstar Inc.	5,616	700,877

Food Retail — 0.5%
Sprouts Farmers Market Inc.(a)(b)	38,976	1,048,065

General Merchandise Stores — 0.8%
Ollie’s Bargain Outlet Holdings Inc.(a)	15,776	1,465,590

Health Care Equipment — 5.8%
Cantel Medical Corp.	11,128	880,781
CONMED Corp.	7,921	534,113
Globus Medical Inc., Class A(a)	22,484	1,188,279
Inogen Inc.(a)	5,371	1,018,181
Integra LifeSciences Holdings Corp.(a)	21,681	1,161,451
LivaNova PLC(a)	14,910	1,669,771
Nevro Corp.(a)	9,256	451,323
Novocure Ltd.(a)	20,801	689,345
NuVasive Inc.(a)(b)	15,771	885,857
NxStage Medical Inc.(a)(b)	20,363	577,902
Penumbra Inc.(a)(b)	9,493	1,291,048
Wright Medical Group NV(a)(b)	35,633	961,378

		11,309,429

Health Care REITs — 0.5%
Physicians Realty Trust(b)	55,818	925,462

Health Care Services — 1.5%
Amedisys Inc.(a)(b)	8,885	977,350
AMN Healthcare Services Inc.(a)(b)	14,554	736,724
Diplomat Pharmacy Inc.(a)(b)	17,380	344,819
LHC Group Inc.(a)(b)	8,933	816,744

		2,875,637

Health Care Supplies — 1.3%
Merit Medical Systems Inc.(a)(b)	16,784	958,702
Neogen Corp.(a)	15,898	965,327
Quidel Corp.(a)	10,650	685,434

		2,609,463

Health Care Technology — 2.2%
HMS Holdings Corp.(a)	25,582	737,273
Medidata Solutions Inc.(a)	18,310	1,287,193
Omnicell Inc.(a)	12,037	851,016
Teladoc Health Inc.(a)(b)	21,339	1,479,646

		4,355,128

Security	Shares	Value

Homebuilding — 0.6%
Cavco Industries Inc.(a)	2,610	$523,592
Installed Building Products Inc.(a)	6,800	207,128
TopBuild Corp.(a)	10,954	499,722

		1,230,442

Homefurnishing Retail — 0.1%
At Home Group Inc.(a)(b)	8,112	221,782

Hotels, Resorts & Cruise Lines — 1.9%
Choice Hotels International Inc.	10,590	777,306
Hilton Grand Vacations Inc.(a)	29,712	798,361
Hyatt Hotels Corp., Class A	13,270	918,284
Marriott Vacations Worldwide Corp.	12,567	1,112,054

		3,606,005

Household Appliances — 0.4%
iRobot Corp.(a)(b)	8,402	740,804

Household Products — 0.4%
WD-40 Co.	4,250	710,090

Human Resource & Employment Services — 2.2%
ASGN Inc.(a)	16,060	1,077,305
Insperity Inc.	11,705	1,285,794
Korn/Ferry International	17,454	787,874
TriNet Group Inc.(a)	13,402	629,760
WageWorks Inc.(a)(b)	12,182	484,965

		4,265,698

Hypermarkets & Super Centers — 0.3%
PriceSmart Inc.	7,021	492,523

Industrial Machinery — 2.8%
Albany International Corp., Class A	8,882	621,562
Chart Industries Inc.(a)	9,497	646,271
ESCO Technologies Inc.	7,963	487,495
Evoqua Water Technologies Corp.(a)	17,851	171,370
John Bean Technologies Corp.(b)	9,695	1,007,989
Proto Labs Inc.(a)	8,292	990,479
RBC Bearings Inc.(a)	7,543	1,113,950
Sun Hydraulics Corp.	8,747	405,861

		5,444,977

Industrial REITs — 1.4%
First Industrial Realty Trust Inc.	38,647	1,186,463
Rexford Industrial Realty Inc.	27,986	886,316
Terreno Realty Corp.	17,897	669,885

		2,742,664

Interactive Home Entertainment — 0.4%
Zynga Inc., Class A(a)	237,366	864,012

Interactive Media & Services — 0.9%
Match Group Inc.(a)(b)	15,812	817,796
Yelp Inc.(a)	23,613	1,011,109

		1,828,905

Internet & Direct Marketing Retail — 3.0%
Etsy Inc.(a)(b)	36,746	1,562,440
Groupon Inc.(a)	125,775	411,284
Shutterfly Inc.(a)(b)	10,244	512,200
Shutterstock Inc.(b)	5,695	232,812
Stamps.com Inc.(a)	5,234	1,058,158
Wayfair Inc., Class A(a)(b)	18,307	2,019,079

		5,795,973

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet Services & Infrastructure — 1.8%
GTT Communications Inc.(a)(b)	10,617	$381,151
Okta Inc.(a)(b)	23,848	1,391,769
Twilio Inc., Class A(a)	23,583	1,773,913

		3,546,833

IT Consulting & Other Services — 0.6%
LiveRamp Holdings Inc.(a)	23,764	1,085,540

Leisure Facilities — 0.7%
Planet Fitness Inc., Class A(a)	27,054	1,328,081

Leisure Products — 0.3%
Callaway Golf Co.	27,196	581,994

Life Sciences Tools & Services — 0.7%
Cambrex Corp.(a)(b)	10,188	542,918
Syneos Health Inc.(a)(b)	18,617	849,494

		1,392,412

Managed Health Care — 0.8%
HealthEquity Inc.(a)	16,622	1,525,900

Movies & Entertainment — 1.8%
IMAX Corp.(a)	16,333	316,207
Madison Square Garden Co. (The), Class A(a)	5,285	1,461,937
Pandora Media Inc.(a)	81,612	693,702
World Wrestling Entertainment Inc., Class A	13,305	965,810

		3,437,656

Office REITs — 0.4%
Corporate Office Properties Trust	31,663	818,172

Office Services & Supplies — 0.6%
MSA Safety Inc.	10,727	1,120,328

Oil & Gas Drilling — 0.6%
Patterson-UTI Energy Inc.	67,492	1,123,067

Oil & Gas Equipment & Services — 0.3%
Keane Group Inc.(a)(b)	13,814	173,642
Oil States International Inc.(a)(b)	18,436	410,570

		584,212

Oil & Gas Exploration & Production — 3.3%
Callon Petroleum Co.(a)	69,754	695,447
CNX Resources Corp.(a)(b)	65,325	1,022,336
Extraction Oil & Gas Inc.(a)	35,594	284,396
Jagged Peak Energy Inc.(a)(b)	19,000	234,080
Kosmos Energy Ltd.(a)	78,423	508,965
Matador Resources Co.(a)(b)	31,760	915,958
PDC Energy Inc.(a)(b)	20,261	860,080
Range Resources Corp.	63,502	1,006,507
SRC Energy Inc.(a)(b)	74,298	526,030
Tellurian Inc.(a)(b)	28,829	230,632
WildHorse Resource Development Corp.(a)	7,837	166,223

		6,450,654

Packaged Foods & Meats — 0.2%
Calavo Growers Inc.	4,806	466,182

Personal Products — 0.4%
Inter Parfums Inc.	5,294	312,293
USANA Health Sciences Inc.(a)	4,249	497,218

		809,511

Pharmaceuticals — 1.2%
Aerie Pharmaceuticals Inc.(a)(b)	11,915	633,640

Security	Shares	Value

Pharmaceuticals (continued)
Medicines Co. (The)(a)(b)	20,109	$467,735
MyoKardia Inc.(a)(b)	10,196	539,776
Supernus Pharmaceuticals Inc.(a)	16,002	761,055

		2,402,206

Publishing — 0.6%
New York Times Co. (The), Class A(b)	43,272	1,142,381

Real Estate Operating Companies — 0.4%
Kennedy-Wilson Holdings Inc.	38,454	729,857

Real Estate Services — 0.2%
Redfin Corp.(a)(b)	20,719	320,109

Regional Banks — 2.5%
Ameris Bancorp.	12,267	526,132
Cadence BanCorp.	22,838	503,806
Eagle Bancorp. Inc.(a)	9,700	476,949
FCB Financial Holdings Inc., Class A(a)	14,332	560,811
First Financial Bankshares Inc.	20,760	1,224,632
ServisFirst Bancshares Inc.	14,052	505,591
Texas Capital Bancshares Inc.(a)(b)	15,389	1,003,825

		4,801,746

Renewable Electricity — 0.7%
Ormat Technologies Inc.	15,518	794,056
Pattern Energy Group Inc., Class A	27,930	500,506

		1,294,562

Research & Consulting Services — 0.4%
Exponent Inc.	15,951	804,887

Restaurants — 1.5%
Jack in the Box Inc.	8,351	659,144
Texas Roadhouse Inc.	20,396	1,233,142
Wendy’s Co. (The)	57,411	989,766

		2,882,052

Retail REITs — 0.9%
Acadia Realty Trust(b)	24,975	695,304
Spirit Realty Capital Inc.	131,422	1,027,720

		1,723,024

Semiconductor Equipment — 1.6%
Brooks Automation Inc.	21,645	671,645
Cabot Microelectronics Corp.	7,831	764,462
Entegris Inc.	43,450	1,153,163
SolarEdge Technologies Inc.(a)(b)	13,093	507,092

		3,096,362

Semiconductors — 4.7%
Ambarella Inc.(a)(b)	10,268	357,121
Cirrus Logic Inc.(a)	18,695	699,941
Cree Inc.(a)(b)	31,224	1,212,116
Integrated Device Technology Inc.(a)	39,690	1,857,889
MaxLinear Inc.(a)(b)	19,188	372,439
Mellanox Technologies Ltd.(a)(b)	13,959	1,182,188
Power Integrations Inc.	9,037	508,964
Rambus Inc.(a)	32,991	287,351
Silicon Laboratories Inc.(a)	13,298	1,084,186
Universal Display Corp.	13,005	1,599,745

		9,161,940

Soft Drinks — 0.2%
National Beverage Corp.(a)	3,725	344,376

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized Consumer Services — 0.6%
Sotheby’s(a)	11,262	$473,004
Weight Watchers International Inc.(a)(b)	11,843	782,822

		1,255,826

Specialized REITs — 0.9%
CoreSite Realty Corp.	11,260	1,056,863
QTS Realty Trust Inc., Class A	15,630	598,942

		1,655,805

Specialty Chemicals — 1.5%
Balchem Corp.	9,879	925,168
Ingevity Corp.(a)	12,900	1,174,932
PQ Group Holdings Inc.(a)	11,219	180,065
Quaker Chemical Corp.	4,086	735,072

		3,015,237

Specialty Stores — 1.3%
Five Below Inc.(a)(b)	17,099	1,946,208
National Vision Holdings Inc.(a)	14,796	612,998

		2,559,206

Steel — 0.3%
Carpenter Technology Corp.	14,487	631,778

Systems Software — 2.1%
CommVault Systems Inc.(a)	11,775	685,541
FireEye Inc.(a)(b)	59,800	1,105,702
Imperva Inc.(a)	10,072	557,485
Qualys Inc.(a)(b)	10,283	732,561
SailPoint Technologies Holding Inc.(a)	19,858	517,102
Varonis Systems Inc.(a)	8,949	546,515

		4,144,906

Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage Inc., Class A(a)(b)	53,302	1,075,634

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)(b)	2,275	458,845

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply Inc.(a)	20,872	582,538
SiteOne Landscape Supply Inc.(a)(b)	12,427	845,533

		1,428,071

Security	Shares	Value

Trucking — 0.8%
Heartland Express Inc.(b)	14,603	$284,320
Landstar System Inc.	12,609	1,262,035

		1,546,355

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	14,112	536,538
U.S. Cellular Corp.(a)	4,361	208,325

		744,863

Total Common Stocks — 100.0% (Cost: $173,686,528)		194,911,626

Short-Term Investments

Money Market Funds — 19.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	37,714,092	37,721,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	128,316	128,316

		37,849,951

Total Short -Term Investments — 19.4% (Cost: $37,844,516)		37,849,951

Total Investments in Securities — 119.4% (Cost: $211,531,044)		232,761,577

Other Assets, Less Liabilities — (19.4)%		(37,751,168)

Net Assets — 100.0%		$195,010,409

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,493,817	3,220,275	37,714,092	$37,721,635	$84,400	(b)	$458		$2,521
BlackRock Cash Funds: Treasury, SL Agency Shares	178,468	(50,152)	128,316	128,316	1,322		—		—

				$37,849,951	$85,722		$458		$2,521

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$194,911,626	$—	$—	$194,911,626
Money Market Funds	37,849,951	—	—	37,849,951

	$232,761,577	$—	$—	$232,761,577

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Esterline Technologies Corp.(a)	18,396	$2,158,955

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings Inc.(a)	17,774	917,494

Airlines — 1.5%
Hawaiian Holdings Inc.	35,217	1,218,860
SkyWest Inc.	36,164	2,071,836
Spirit Airlines Inc.(a)(b)	47,382	2,459,126

		5,749,822

Auto Components — 1.3%
American Axle & Manufacturing Holdings Inc.(a)(b)	77,520	1,175,979
Cooper-Standard Holdings Inc.(a)	11,499	1,065,382
Dana Inc.	100,362	1,562,636
Tenneco Inc., Class A	34,907	1,201,848

		5,005,845

Banks — 13.5%
Associated Banc-Corp.	119,487	2,769,709
BancorpSouth Bank	62,363	1,789,818
Bank of Hawaii Corp.	29,183	2,289,115
Banner Corp.	22,854	1,321,418
Berkshire Hills Bancorp. Inc.	28,028	935,294
Cathay General Bancorp.	53,574	2,018,133
Chemical Financial Corp.	49,574	2,323,038
First BanCorp./Puerto Rico(a)	150,573	1,389,789
First Busey Corp.	30,139	841,481
First Hawaiian Inc.	62,724	1,554,301
First Midwest Bancorp. Inc.	71,555	1,642,903
FNB Corp.	225,138	2,663,383
Fulton Financial Corp.	122,165	1,955,862
Hancock Whitney Corp.	59,241	2,485,752
Hilltop Holdings Inc.	50,495	1,004,851
Hope Bancorp Inc.	85,809	1,242,514
IBERIABANK Corp.	38,900	2,897,661
International Bancshares Corp.	38,112	1,474,934
NBT Bancorp. Inc.	30,357	1,107,727
Old National Bancorp./IN	105,873	1,889,833
Park National Corp.	9,462	864,827
Popular Inc.	71,041	3,694,842
Simmons First National Corp., Class A	64,134	1,717,509
TCF Financial Corp.	116,431	2,431,079
Trustmark Corp.	46,948	1,445,998
United Bankshares Inc./WV	72,085	2,391,059
Valley National Bancorp.	230,144	2,296,837
WesBanco Inc.	37,884	1,519,148
Westamerica Bancorp.	18,525	1,078,340

		53,037,155

Building Products — 0.2%
JELD-WEN Holding Inc.(a)(b)	48,191	783,586

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	35,181	964,311
Federated Investors Inc., Class B	66,454	1,639,420
Legg Mason Inc.	59,383	1,675,788
Waddell & Reed Financial Inc., Class A	55,323	1,055,010

		5,334,529

Chemicals — 2.6%
Ashland Global Holdings Inc.	43,343	3,206,515

Security	Shares	Value

Chemicals (continued)
Cabot Corp.	42,742	$2,080,681
Kronos Worldwide Inc.	15,278	214,350
Platform Specialty Products Corp.(a)(b)	162,115	1,754,084
Stepan Co.	14,060	1,161,216
Trinseo SA	29,554	1,592,370
Venator Materials PLC(a)	34,578	233,747

		10,242,963

Commercial Services & Supplies — 0.9%
Deluxe Corp.	33,067	1,561,093
HNI Corp.	30,404	1,152,007
Pitney Bowes Inc.	130,524	864,069

		3,577,169

Communications Equipment — 0.3%
EchoStar Corp., Class A(a)	33,657	1,364,791

Construction & Engineering — 0.5%
KBR Inc.	97,643	1,931,379

Consumer Finance — 0.9%
Navient Corp.	163,524	1,893,608
OneMain Holdings Inc.(a)	51,852	1,478,819

		3,372,427

Containers & Packaging — 1.4%
Bemis Co. Inc.	63,194	2,892,389
Greif Inc., Class A, NVS	18,034	853,008
Owens-Illinois Inc.(a)(b)	110,568	1,732,601

		5,477,998

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	41,595	2,105,955
Graham Holdings Co., Class B	3,042	1,767,554

		3,873,509

Diversified Financial Services — 0.2%
Cannae Holdings Inc.(a)	46,820	864,765

Electric Utilities — 3.4%
ALLETE Inc.	35,657	2,638,618
El Paso Electric Co.	28,232	1,610,635
Hawaiian Electric Industries Inc.	75,596	2,819,731
MGE Energy Inc.	24,069	1,503,831
PNM Resources Inc.	55,319	2,124,803
Portland General Electric Co.	61,960	2,793,157

		13,490,775

Electrical Equipment — 0.6%
Regal Beloit Corp.	30,171	2,163,261

Electronic Equipment, Instruments & Components — 2.6%
Anixter International Inc.(a)	19,960	1,311,172
AVX Corp.	32,712	545,636
Belden Inc.(b)	28,218	1,525,183
Plexus Corp.(a)(b)	22,409	1,308,686
Sanmina Corp.(a)(b)	47,176	1,193,553
Tech Data Corp.(a)	26,633	1,881,888
TTM Technologies Inc.(a)(b)	64,233	751,526
Vishay Intertechnology Inc.	91,748	1,678,988

		10,196,632

Energy Equipment & Services — 2.5%
Diamond Offshore Drilling Inc.(a)	44,904	636,739
Ensco PLC, Class A	303,491	2,166,926
Frank’s International NV(a)	51,230	363,733
McDermott International Inc.(a)	125,622	971,058

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Nabors Industries Ltd.	225,988	$1,123,160
Oceaneering International Inc.(a)	68,423	1,295,932
Rowan Companies PLC, Class A(a)	88,225	1,403,660
U.S. Silica Holdings Inc.	53,933	755,062
Weatherford International PLC(a)(b)	692,344	934,664

		9,650,934

Equity Real Estate Investment Trusts (REITs) — 12.0%
Apple Hospitality REIT Inc.(b)	150,332	2,430,868
Chesapeake Lodging Trust	41,986	1,233,969
Colony Capital Inc.	340,116	1,996,481
Columbia Property Trust Inc.	81,920	1,839,104
CoreCivic Inc.	82,335	1,849,244
DiamondRock Hospitality Co.	146,878	1,534,875
EPR Properties	51,621	3,548,428
GEO Group Inc. (The)	84,572	1,869,887
Hospitality Properties Trust	114,120	2,923,754
LaSalle Hotel Properties	76,651	2,530,250
Lexington Realty Trust	148,077	1,150,558
LTC Properties Inc.(b)	27,553	1,178,442
Mack-Cali Realty Corp.	62,693	1,272,668
Outfront Media Inc.	96,710	1,713,701
Piedmont Office Realty Trust Inc., Class A	89,136	1,606,231
Retail Properties of America Inc., Class A	152,459	1,870,672
Sabra Health Care REIT Inc.	123,786	2,679,967
Select Income REIT	62,141	1,175,086
Senior Housing Properties Trust	165,000	2,651,550
SITE Centers Corp.	101,151	1,257,307
Summit Hotel Properties Inc.	74,116	853,816
Sunstone Hotel Investors Inc.	158,475	2,293,133
Tanger Factory Outlet Centers Inc.(b)	66,424	1,478,598
Weingarten Realty Investors	82,700	2,325,524
Xenia Hotels & Resorts Inc.	77,719	1,597,126

		46,861,239

Food & Staples Retailing — 0.4%
Rite Aid Corp.(a)(b)	740,638	888,766
United Natural Foods Inc.(a)(b)	35,122	763,201

		1,651,967

Food Products — 2.5%
B&G Foods Inc.(b)	45,723	1,190,627
Darling Ingredients Inc.(a)(b)	114,362	2,362,719
Flowers Foods Inc.	127,385	2,459,804
Fresh Del Monte Produce Inc.	21,078	696,206
Sanderson Farms Inc.	13,940	1,371,557
TreeHouse Foods Inc.(a)(b)	39,032	1,778,298

		9,859,211

Gas Utilities — 1.7%
Northwest Natural Holding Co.	20,384	1,320,679
Southwest Gas Holdings Inc.	34,115	2,636,066
Spire Inc.	35,180	2,553,365

		6,510,110

Health Care Equipment & Supplies — 0.5%
Avanos Medical Inc.(a)	32,814	1,857,272

Health Care Providers & Services — 2.0%
Brookdale Senior Living Inc.(a)(b)	130,432	1,164,758
LifePoint Health Inc.(a)(b)	26,849	1,741,426
Magellan Health Inc.(a)(b)	17,353	1,128,986
MEDNAX Inc.(a)	64,895	2,679,514

Security	Shares	Value

Health Care Providers & Services (continued)
Patterson Companies Inc.	57,296	$1,293,744

		8,008,428

Hotels, Restaurants & Leisure — 1.5%
Brinker International Inc.	28,346	1,228,799
Extended Stay America Inc.	131,170	2,135,448
Penn National Gaming Inc.(a)	74,148	1,800,313
Scientific Games Corp./DE, Class A(a)(b)	38,026	846,459

		6,011,019

Household Durables — 1.4%
MDC Holdings Inc.	31,431	883,211
Meritage Homes Corp.(a)	26,558	989,286
Taylor Morrison Home Corp., Class A(a)	80,241	1,327,186
TRI Pointe Group Inc.(a)(b)	105,694	1,257,759
Tupperware Brands Corp.	34,692	1,217,689

		5,675,131

Household Products — 0.5%
Spectrum Brands Holdings Inc.	32,071	2,083,011

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	24,044	466,935
Clearway Energy Inc., Class C	50,717	994,560

		1,461,495

Insurance — 5.4%
American Equity Investment Life Holding Co.	62,739	1,958,712
American National Insurance Co.	5,964	735,003
AmTrust Financial Services Inc.	69,327	994,149
Argo Group International Holdings Ltd.	23,528	1,449,560
Aspen Insurance Holdings Ltd.	41,451	1,735,968
Assured Guaranty Ltd.	75,255	3,008,695
CNO Financial Group Inc.	114,261	2,159,533
Employers Holdings Inc.	23,145	1,063,744
Genworth Financial Inc., Class A(a)	347,541	1,487,475
Hanover Insurance Group Inc. (The)	29,534	3,289,497
Selective Insurance Group Inc.	40,879	2,651,003
Third Point Reinsurance Ltd.(a)	54,515	602,936

		21,136,275

IT Services — 1.0%
Conduent Inc.(a)(b)	127,560	2,436,396
Travelport Worldwide Ltd.	87,608	1,310,616

		3,747,012

Leisure Products — 0.1%
Acushnet Holdings Corp.	23,301	569,243

Machinery — 3.0%
Colfax Corp.(a)(b)	66,884	1,874,759
Harsco Corp.(a)	56,134	1,542,001
Kennametal Inc.	56,690	2,009,660
Meritor Inc.(a)	59,960	1,018,720
Navistar International Corp.(a)	45,266	1,515,958
Rexnord Corp.(a)	72,526	1,944,422
Timken Co. (The)	48,183	1,905,638

		11,811,158

Media — 1.7%
AMC Networks Inc., Class A(a)(b)	31,534	1,847,262
Meredith Corp.	27,628	1,424,500
Sinclair Broadcast Group Inc., Class A	53,151	1,522,244
TEGNA Inc.	149,485	1,725,057

		6,519,063

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	219,337	$811,547
Cleveland-Cliffs Inc.(a)(b)	206,874	2,225,964
Compass Minerals International Inc.	23,507	1,140,325
Hecla Mining Co.	331,106	794,654

		4,972,490

Mortgage Real Estate Investment — 3.2%
Apollo Commercial Real Estate Finance Inc.(b)	77,728	1,454,291
Blackstone Mortgage Trust Inc., Class A	82,167	2,772,315
Chimera Investment Corp.	129,880	2,415,768
Invesco Mortgage Capital Inc.	78,876	1,189,450
MFA Financial Inc.	311,510	2,158,764
Two Harbors Investment Corp.	172,241	2,530,220

		12,520,808

Multi-Utilities — 1.7%
Avista Corp.	45,623	2,345,935
Black Hills Corp.	37,224	2,214,828
NorthWestern Corp.	34,936	2,052,839

		6,613,602

Multiline Retail — 0.5%
Big Lots Inc.	27,984	1,161,895
Dillard’s Inc., Class A(b)	13,335	939,051

		2,100,946

Oil, Gas & Consumable Fuels — 5.0%
Arch Coal Inc., Class A	13,589	1,303,185
Chesapeake Energy Corp.(a)	633,406	2,223,255
CVR Energy Inc.	20,243	870,449
Delek U.S. Holdings Inc.	53,622	1,969,000
Gulfport Energy Corp.(a)	109,447	997,062
Oasis Petroleum Inc.(a)	185,463	1,865,758
Peabody Energy Corp.	57,474	2,037,453
QEP Resources Inc.(a)	164,560	1,466,230
SemGroup Corp., Class A	45,474	840,814
Southwestern Energy Co.(a)	407,217	2,174,539
Whiting Petroleum Corp.(a)	63,160	2,355,868
World Fuel Services Corp.	47,234	1,511,488

		19,615,101

Paper & Forest Products — 1.6%
Domtar Corp.	43,669	2,022,311
KapStone Paper and Packaging Corp.	61,785	2,162,475
Louisiana-Pacific Corp.	99,091	2,157,211

		6,341,997

Personal Products — 1.1%
Edgewell Personal Care Co.(a)	37,495	1,799,010
Nu Skin Enterprises Inc., Class A	38,551	2,707,051

		4,506,061

Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	25,799	3,670,682

Road & Rail — 0.7%
Hertz Global Holdings Inc.(a)(b)	37,893	521,029
Ryder System Inc.	36,865	2,039,003

		2,560,032

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology Inc.(a)	89,565	640,390

Software — 1.9%
Avaya Holdings Corp.(a)(b)	71,743	1,178,020
Nuance Communications Inc.(a)(b)	199,132	3,462,906
TiVo Corp.	85,865	944,515

Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)(b)	44,427	$2,028,981

		7,614,422

Specialty Retail — 6.1%
American Eagle Outfitters Inc.	116,991	2,697,812
AutoNation Inc.(a)(b)	39,936	1,616,609
Bed Bath & Beyond Inc.	97,292	1,336,792
Dick’s Sporting Goods Inc.	53,104	1,878,289
DSW Inc., Class A	47,343	1,256,957
GameStop Corp., Class A	70,818	1,033,943
Group 1 Automotive Inc.	13,174	760,667
Michaels Companies Inc. (The)(a)(b)	67,747	1,073,790
Murphy USA Inc.(a)(b)	20,779	1,675,411
Party City Holdco Inc.(a)(b)	39,719	415,858
Penske Automotive Group Inc.	25,393	1,126,941
Sally Beauty Holdings Inc.(a)(b)	83,433	1,485,942
Signet Jewelers Ltd.	36,042	2,020,154
Urban Outfitters Inc.(a)(b)	52,952	2,089,486
Williams-Sonoma Inc.	55,930	3,321,123

		23,789,774

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)(b)	81,860	2,197,941

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(a)	20,875	2,654,674

Thrifts & Mortgage Finance — 2.7%
Capitol Federal Financial Inc.	96,100	1,192,601
Flagstar Bancorp. Inc.(a)	20,478	630,518
MGIC Investment Corp.(a)(b)	251,450	3,070,205
Provident Financial Services Inc.	42,738	1,042,807
Radian Group Inc.	148,091	2,841,866
Washington Federal Inc.	58,053	1,634,772

		10,412,769

Trading Companies & Distributors — 1.1%
Aircastle Ltd.	38,481	747,686
GATX Corp.	26,176	1,961,368
WESCO International Inc.(a)	32,703	1,641,036

		4,350,090

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	53,347	1,971,172

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems Inc.	63,950	1,971,578

Total Common Stocks — 99.9% (Cost: $399,299,951)		391,460,152

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	30,536,913	30,543,020

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	225,090	$225,090

		30,768,110

Total Short-Term Investments — 7.8% (Cost: $30,762,051)		30,768,110

Total Investments in Securities — 107.7% (Cost: $430,062,002)		422,228,262

Other Assets, Less Liabilities — (7.7)%		(30,227,773)

Net Assets — 100.0%		$392,000,489

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,562,106	(4,025,193)	30,536,913	$30,543,020	$100,651	(b)	$940		$2,932
BlackRock Cash Funds: Treasury, SL Agency Shares	415,787	(190,697)	225,090	225,090	4,739		—		—

				$30,768,110	$105,390		$940		$2,932

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$391,460,152	$—	$—	$391,460,152
Money Market Funds	30,768,110	—	—	30,768,110

	$422,228,262	$—	$—	$422,228,262

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

October 31, 2018

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$913,380,689	$971,670,424	$386,715,347	$690,694,434
Affiliated(c)	12,656,242	22,501,807	436,056	25,757,463
Receivables:
Investments sold	6,726,759	—	—	—
Securities lending income — Affiliated	761	7,059	—	5,846
Dividends	875,612	310,424	641,611	328,606
Tax reclaims	—	—	—	2,209

Total assets	933,640,063	994,489,714	387,793,014	716,788,558

LIABILITIES
Collateral on securities loaned, at value	3,614,926	12,479,791	—	25,353,887
Payables:
Investments purchased	6,533,974	—	672,056	—
Investment advisory fees	162,446	215,135	83,500	150,625

Total liabilities	10,311,346	12,694,926	755,556	25,504,512

NET ASSETS	$923,328,717	$981,794,788	$387,037,458	$691,284,046

NET ASSETS CONSIST OF:
Paid-in capital	$795,958,446	$670,465,422	$346,532,933	$656,688,919
Accumulated earnings	127,370,271	311,329,366	40,504,525	34,595,127

NET ASSETS	$923,328,717	$981,794,788	$387,037,458	$691,284,046

Shares outstanding	5,850,000	5,800,000	3,750,000	3,950,000

Net asset value	$157.83	$169.27	$103.21	$175.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,555,022	$12,575,823	$—	$25,195,411
(b) Investments, at cost — Unaffiliated	$788,461,078	$686,266,984	$342,542,091	$652,608,717
(c) Investments, at cost — Affiliated	$13,776,892	$21,811,029	$436,056	$25,755,833

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2018

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$303,328,637	$432,526,892	$229,790,452	$194,911,626
Affiliated(c)	19,430,157	9,878,305	22,725,974	37,849,951
Cash	—	23,751	—	—
Receivables:
Securities lending income — Affiliated	5,728	2,558	7,815	12,760
Dividends	64,007	405,873	173,768	6,140

Total assets	322,828,529	442,837,379	252,698,009	232,780,477

LIABILITIES
Collateral on securities loaned, at value	19,127,439	9,763,165	22,544,554	37,718,742
Payables:
Investment advisory fees	76,797	112,838	50,401	51,326

Total liabilities	19,204,236	9,876,003	22,594,955	37,770,068

NET ASSETS	$303,624,293	$432,961,376	$230,103,054	$195,010,409

NET ASSETS CONSIST OF:
Paid-in capital	$241,750,858	$421,387,083	$225,900,416	$170,496,747
Accumulated earnings	61,873,435	11,574,293	4,202,638	24,513,662

NET ASSETS	$303,624,293	$432,961,376	$230,103,054	$195,010,409

Shares outstanding	1,450,000	2,850,000	1,400,000	1,050,000

Net asset value	$209.40	$151.92	$164.36	$185.72

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$19,409,526	$9,570,789	$22,442,643	$38,003,261
(b) Investments, at cost — Unaffiliated	$249,930,576	$414,290,292	$223,570,449	$173,686,528
(c) Investments, at cost — Affiliated	$19,426,596	$9,877,622	$22,722,764	$37,844,516

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2018

iShares Morningstar Small-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$391,460,152
Affiliated(c)	30,768,110
Receivables:
Investments sold	133,608
Securities lending income — Affiliated	11,677
Dividends	316,376

Total assets	422,689,923

LIABILITIES
Collateral on securities loaned, at value	30,547,040
Payables:
Securities related to in-kind transactions	37,198
Investment advisory fees	105,196

Total liabilities	30,689,434

NET ASSETS	$392,000,489

NET ASSETS CONSIST OF:
Paid-in capital	$417,491,177
Accumulated loss	(25,490,688)

NET ASSETS	$392,000,489

Shares outstanding	2,800,000

Net asset value	$140.00

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$30,296,640
(b) Investments, at cost — Unaffiliated	$399,299,951
(c) Investments, at cost — Affiliated	$30,762,051

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)

Six Months Ended October 31, 2018

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,434,477	$4,409,831	$5,892,278	$8,193,534
Dividends — Affiliated	146,396	123,744	5,425	10,342
Securities lending income — Affiliated — net	2,819	129,825	738	36,400

Total investment income	10,583,692	4,663,400	5,898,441	8,240,276

EXPENSES
Investment advisory fees	979,599	1,278,329	495,722	956,790

Total expenses	979,599	1,278,329	495,722	956,790

Net investment income	9,604,093	3,385,071	5,402,719	7,283,486

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,878,702	(5,752,534)	(2,532,306)	(11,911,162)
Investments — Affiliated	(36,525)	(2,642)	159	1,562
In-kind redemptions — Unaffiliated	22,903,758	33,165,209	5,810,538	40,471,555
In-kind redemptions — Affiliated	(20,026)	44,946	—	—

Net realized gain	29,725,909	27,454,979	3,278,391	28,561,955

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	6,074,671	(1,972,348)	4,544,785	(47,194,407)
Investments — Affiliated	(1,149,725)	(2,372,987)	(7)	405

Net change in unrealized appreciation (depreciation)	4,924,946	(4,345,335)	4,544,778	(47,194,002)

Net realized and unrealized gain (loss)	34,650,855	23,109,644	7,823,169	(18,632,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,254,948	$26,494,715	$13,225,888	$(11,348,561)

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2018

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$839,649	$5,976,478	$1,993,120	$366,961
Dividends — Affiliated	1,703	5,802	2,736	1,322
Securities lending income — Affiliated — net	49,820	17,736	69,898	84,400
Foreign taxes withheld	(1,792)	—	—	—

Total investment income	889,380	6,000,016	2,065,754	452,683

EXPENSES
Investment advisory fees	437,634	670,165	321,252	302,673

Total expenses	437,634	670,165	321,252	302,673

Net investment income	451,746	5,329,851	1,744,502	150,010

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,360,781)	(1,825,336)	(3,462,643)	(1,713,888)
Investments — Affiliated	1,741	(305)	847	458
In-kind redemptions — Unaffiliated	16,524,571	17,938,081	18,130,904	9,730,748
Litigation proceeds	109,052 (a)	—	—	17,803 (a)

Net realized gain	13,274,583	16,112,440	14,669,108	8,035,121

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(13,198,478)	(33,977,220)	(22,992,544)	(7,567,359)
Investments — Affiliated	1,329	328	1,684	2,521

Net change in unrealized appreciation (depreciation)	(13,197,149)	(33,976,892)	(22,990,860)	(7,564,838)

Net realized and unrealized gain (loss)	77,434	(17,864,452)	(8,321,752)	470,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$529,180	$(12,534,601)	$(6,577,250)	$620,293

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2018

iShares Morningstar Small-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,762,294
Dividends — Affiliated	4,739
Securities lending income — Affiliated — net	100,651
Foreign taxes withheld	(3,745)

Total investment income	4,863,939

EXPENSES
Investment advisory fees	672,548

Total expenses	672,548

Net investment income	4,191,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	11,162,780
Investments — Affiliated	940
In-kind redemptions — Unaffiliated	7,536,504

Net realized gain	18,700,224

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(28,603,965)
Investments — Affiliated	2,932

Net change in unrealized appreciation (depreciation)	(28,601,033)

Net realized and unrealized loss	(9,900,809)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,709,418)

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,604,093	$17,883,272	$3,385,071	$8,186,933
Net realized gain	29,725,909	87,213,011	27,454,979	71,161,100
Net change in unrealized appreciation (depreciation)	4,924,946	(32,124,717)	(4,345,335)	86,100,342

Net increase in net assets resulting from operations	44,254,948	72,971,566	26,494,715	165,448,375

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,364,570)	(17,784,765)	(3,588,566)	(7,986,129)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(55,943,321)	74,761,644	26,571,590	45,828,677

NET ASSETS(a)
Total increase (decrease) in net assets	(21,052,943)	129,948,445	49,477,739	203,290,923
Beginning of period	944,381,660	814,433,215	932,317,049	729,026,126

End of period	$923,328,717	$944,381,660	$981,794,788	$932,317,049

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,402,719	$9,714,855	$7,283,486	$10,851,929
Net realized gain	3,278,391	26,701,073	28,561,955	71,952,042
Net change in unrealized appreciation (depreciation)	4,544,778	(3,502,054)	(47,194,002)	(16,956,105)

Net increase (decrease) in net assets resulting from operations	13,225,888	32,913,874	(11,348,561)	65,847,866

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,186,925)	(9,667,473)	(6,810,262)	(10,424,753)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,974,557	(29,490,293)	(38,415,182)	(55,171,942)

NET ASSETS(a)
Total increase (decrease) in net assets	13,013,520	(6,243,892)	(56,574,005)	251,171
Beginning of period	374,023,938	380,267,830	747,858,051	747,606,880

End of period	$387,037,458	$374,023,938	$691,284,046	$747,858,051

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$451,746	$924,321	$5,329,851	$8,565,141
Net realized gain	13,274,583	18,116,001	16,112,440	19,062,956
Net change in unrealized appreciation (depreciation)	(13,197,149)	18,992,061	(33,976,892)	6,451,687

Net increase (decrease) in net assets resulting from operations	529,180	38,032,383	(12,534,601)	34,079,784

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(423,553)	(1,105,496)	(4,852,618)	(8,237,672)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	44,380,119	9,438,807	32,547,669	7,434,871

NET ASSETS(a)
Total increase in net assets	44,485,746	46,365,694	15,160,450	33,276,983
Beginning of period	259,138,547	212,772,853	417,800,926	384,523,943

End of period	$303,624,293	$259,138,547	$432,961,376	$417,800,926

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets (continued)

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,744,502	$2,907,099	$150,010	$576,559
Net realized gain	14,669,108	20,568,657	8,035,121	12,802,051
Net change in unrealized appreciation (depreciation)	(22,990,860)	(6,708,099)	(7,564,838)	9,688,393

Net increase (decrease) in net assets resulting from operations	(6,577,250)	16,767,657	620,293	23,067,003

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,794,797)	(3,185,010)	(346,838)	(605,018)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,463,343)	(8,287,953)	29,999,919	26,149,737

NET ASSETS(a)
Total increase (decrease) in net assets	(16,835,390)	5,294,694	30,273,374	48,611,722
Beginning of period	246,938,444	241,643,750	164,737,035	116,125,313

End of period	$230,103,054	$246,938,444	$195,010,409	$164,737,035

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,191,391	$8,352,525
Net realized gain	18,700,224	32,813,003
Net change in unrealized appreciation (depreciation)	(28,601,033)	(34,770,387)

Net increase (decrease) in net assets resulting from operations	(5,709,418)	6,395,141

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,774,940)	(8,746,485)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,675,737)	(32,039,381)

NET ASSETS(a)
Total decrease in net assets	(55,160,095)	(34,390,725)
Beginning of period	447,160,584	481,551,309

End of period	$392,000,489	$447,160,584

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$152.32		$142.88	$120.58	$122.54	$110.41	$94.86

Net investment income(a)	1.59		2.93	2.57	2.27	2.33	2.17
Net realized and unrealized gain (loss)(b)	5.48		9.42	22.44	(1.27)	12.05	15.49

Net increase from investment operations	7.07		12.35	25.01	1.00	14.38	17.66

Distributions
From net investment income	(1.56)		(2.91)	(2.71)	(2.96)	(2.25)	(2.11)

Total distributions	(1.56)		(2.91)	(2.71)	(2.96)	(2.25)	(2.11)

Net asset value, end of period	$157.83		$152.32	$142.88	$120.58	$122.54	$110.41

Total Return
Based on net asset value	4.62	%(c)	8.66%	20.97%	0.87%	13.09%	18.80%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.96	%(d)	1.91%	1.96%	1.91%	1.96%	2.13%

Supplemental Data
Net assets, end of period (000)	$923,329		$944,382	$814,433	$608,927	$667,832	$469,247

Portfolio turnover rate(e)	22	%(c)	46%	45%	39%	27%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$165.01		$136.27	$116.36	$118.09	$100.37	$83.14

Net investment income(a)	0.59		1.48	1.12	1.13	1.11	0.93
Net realized and unrealized gain (loss)(b)	4.30		28.70	19.88	(1.64)	17.67	17.26

Net increase (decrease) from investment operations	4.89		30.18	21.00	(0.51)	18.78	18.19

Distributions
From net investment income	(0.63)		(1.44)	(1.09)	(1.22)	(1.06)	(0.96)

Total distributions	(0.63)		(1.44)	(1.09)	(1.22)	(1.06)	(0.96)

Net asset value, end of period	$169.27		$165.01	$136.27	$116.36	$118.09	$100.37

Total Return
Based on net asset value	2.94	%(c)	22.26%	18.15%	(0.44)%	18.77%	21.98%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.66	%(d)	0.97%	0.91%	0.96%	0.99%	1.00%

Supplemental Data
Net assets, end of period (000)	$981,795		$932,317	$729,026	$791,246	$726,248	$521,926

Portfolio turnover rate(e)	13	%(c)	48%	31%	22%	21%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$101.09		$95.07	$85.03	$86.04	$82.96	$72.21

Net investment income(a)	1.44		2.55	2.53	2.56	2.21	2.05
Net realized and unrealized gain (loss)(b)	2.06		6.02	10.03	(1.03)	3.07	10.75

Net increase from investment operations	3.50		8.57	12.56	1.53	5.28	12.80

Distributions
From net investment income	(1.38)		(2.55)	(2.52)	(2.54)	(2.20)	(2.05)

Total distributions	(1.38)		(2.55)	(2.52)	(2.54)	(2.20)	(2.05)

Net asset value, end of period	$103.21		$101.09	$95.07	$85.03	$86.04	$82.96

Total Return
Based on net asset value	3.46	%(c)	9.07%	14.95%	1.92%	6.42%	17.98%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.72	%(d)	2.54%	2.78%	3.10%	2.60%	2.67%

Supplemental Data
Net assets, end of period (000)	$387,037		$374,024	$380,268	$289,101	$305,434	$298,657

Portfolio turnover rate(e)	11	%(c)	24%	31%	27%	14%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$180.21		$168.00	$145.96	$151.49	$133.53	$111.77

Net investment income(a)	1.79		2.48	2.01	2.30	2.01	1.55
Net realized and unrealized gain (loss)(b)	(5.30)		12.13	22.68	(5.42)	18.03	21.81

Net increase (decrease) from investment operations	(3.51)		14.61	24.69	(3.12)	20.04	23.36

Distributions
From net investment income	(1.69)		(2.40)	(2.65)	(2.41)	(2.08)	(1.60)

Total distributions	(1.69)		(2.40)	(2.65)	(2.41)	(2.08)	(1.60)

Net asset value, end of period	$175.01		$180.21	$168.00	$145.96	$151.49	$133.53

Total Return
Based on net asset value	(2.01	)%(c)	8.73%	17.06%	(2.03)%	15.09%	21.04%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.90	%(d)	1.40%	1.28%	1.59%	1.39%	1.26%

Supplemental Data
Net assets, end of period (000)	$691,284		$747,858	$747,607	$540,062	$515,075	$280,415

Portfolio turnover rate(e)	35	%(c)	50%	56%	51%	55%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$207.31		$177.31	$153.60	$165.11	$142.18	$119.51

Net investment income(a)	0.35		0.75	0.84	0.60	0.60	0.55
Net realized and unrealized gain (loss)(b)	2.07		30.14	23.76	(11.46)	23.19	22.75

Net increase (decrease) from investment operations	2.42		30.89	24.60	(10.86)	23.79	23.30

Distributions
From net investment income	(0.33)		(0.89)	(0.89)	(0.65)	(0.86)	(0.63)

Total distributions	(0.33)		(0.89)	(0.89)	(0.65)	(0.86)	(0.63)

Net asset value, end of period	$209.40		$207.31	$177.31	$153.60	$165.11	$142.18

Total Return
Based on net asset value	1.15	%(c)(d)	17.46%	16.06%	(6.58)%	16.78%	19.52%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.31	%(e)	0.38%	0.52%	0.39%	0.39%	0.41%

Supplemental Data
Net assets, end of period (000)	$303,624		$259,139	$212,773	$207,355	$231,160	$199,052

Portfolio turnover rate(f)	18	%(c)	43%	47%	44%	50%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 1.12% for the six months ended October 31, 2018.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$157.66		$147.89	$125.61	$125.84	$118.75	$96.24

Net investment income(a)	1.93		3.26	2.87	2.86	2.38	2.28
Net realized and unrealized gain (loss)(b)	(5.93)		9.65	22.21	(0.12)	7.22	22.46

Net increase (decrease) from investment operations	(4.00)		12.91	25.08	2.74	9.60	24.74

Distributions
From net investment income	(1.74)		(3.14)	(2.80)	(2.97)	(2.51)	(2.23)

Total distributions	(1.74)		(3.14)	(2.80)	(2.97)	(2.51)	(2.23)

Net asset value, end of period	$151.92		$157.66	$147.89	$125.61	$125.84	$118.75

Total Return
Based on net asset value	(2.59	)%(c)	8.81%	20.15%	2.29%	8.13%	25.94%

Ratios to Average Net Assets
Total expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.39	%(d)	2.13%	2.06%	2.37%	1.93%	2.11%

Supplemental Data
Net assets, end of period (000)	$432,961		$417,801	$384,524	$194,702	$226,507	$189,994

Portfolio turnover rate(e)	19	%(c)	45%	38%	38%	33%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$170.30		$161.10	$134.45	$140.33	$130.00	$107.69

Net investment income(a)	1.23		1.96	1.67	2.05	1.61	1.21
Net realized and unrealized gain (loss)(b)	(5.91)		9.40	27.48	(5.99)	10.40	22.28

Net increase (decrease) from investment operations	(4.68)		11.36	29.15	(3.94)	12.01	23.49

Distributions
From net investment income	(1.26)		(2.16)	(2.50)	(1.94)	(1.68)	(1.18)

Total distributions	(1.26)		(2.16)	(2.50)	(1.94)	(1.68)	(1.18)

Net asset value, end of period	$164.36		$170.30	$161.10	$134.45	$140.33	$130.00

Total Return
Based on net asset value	(2.82	)%(c)	7.09%	21.86%	(2.78)%	9.27%	21.89%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.36	%(d)	1.18%	1.13%	1.53%	1.19%	0.99%

Supplemental Data
Net assets, end of period (000)	$230,103		$246,938	$241,644	$194,947	$224,533	$214,500

Portfolio turnover rate(e)	40	%(c)	56%	66%	65%	61%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$183.04		$154.83	$130.57	$139.32	$125.88	$103.68

Net investment income(a)	0.15		0.72	0.86	0.83	0.77	0.67
Net realized and unrealized gain (loss)(b)	2.88		28.26	25.25	(8.79)	13.49	22.29

Net increase (decrease) from investment operations	3.03		28.98	26.11	(7.96)	14.26	22.96

Distributions
From net investment income	(0.35)		(0.77)	(1.85)	(0.79)	(0.82)	(0.76)

Total distributions	(0.35)		(0.77)	(1.85)	(0.79)	(0.82)	(0.76)

Net asset value, end of period	$185.72		$183.04	$154.83	$130.57	$139.32	$125.88

Total Return
Based on net asset value	1.64	%(c)(d)	18.75%	20.10%	(5.73)%	11.35%	22.16%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.15	%(e)	0.42%	0.60%	0.62%	0.58%	0.55%

Supplemental Data
Net assets, end of period (000)	$195,010		$164,737	$116,125	$110,984	$118,423	$132,177

Portfolio turnover rate(f)	28	%(c)	51%	63%	59%	61%	62%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 1.63% for the six months ended October 31, 2018.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$144.25		$143.75	$122.26	$128.47	$122.17	$103.19

Net investment income(a)	1.44		2.58	3.08	3.04	3.11	2.10
Net realized and unrealized gain (loss)(b)	(4.05)		0.61	21.83	(6.28)	6.40	19.15

Net increase (decrease) from investment operations	(2.61)		3.19	24.91	(3.24)	9.51	21.25

Distributions
From net investment income	(1.64)		(2.69)	(3.42)	(2.97)	(3.21)	(2.27)

Total distributions	(1.64)		(2.69)	(3.42)	(2.97)	(3.21)	(2.27)

Net asset value, end of period	$140.00		$144.25	$143.75	$122.26	$128.47	$122.17

Total Return
Based on net asset value	(1.90	)%(c)	2.23%	20.58%	(2.42)%	7.83%	20.78%

Ratios to Average Net Assets
Total expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.87	%(d)	1.78%	2.29%	2.56%	2.47%	1.85%

Supplemental Data
Net assets, end of period (000)	$392,000		$447,161	$481,551	$379,000	$430,379	$366,517

Portfolio turnover rate(e)	27	%(c)	54%	48%	51%	40%	52%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Diversified
Morningstar Large-Cap Value	Diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

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Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Large-Cap
Citigroup Global Markets Inc.	$3,555,022	$3,555,022		$—	$—

Morningstar Large-Cap Growth
Barclays Bank PLC	$618,116	$618,116		$—	$—
Citigroup Global Markets Inc.	10,142,096	10,142,096		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,701,703	1,701,703		—	—
State Street Bank & Trust Company	7,688	7,688		—	—
UBS Securities LLC	106,220	106,220		—	—

	$12,575,823	$12,575,823		$—	$—

Morningstar Mid-Cap
Barclays Bank PLC	$1,982,711	$1,982,711		$—	$—
Citigroup Global Markets Inc.	3,833,409	3,833,409		—	—
Credit Suisse Securities (USA) LLC	3,030,476	3,030,476		—	—
Deutsche Bank Securities Inc.	3,176	3,176		—	—
Goldman Sachs & Co.	2,428,283	2,428,283		—	—
HSBC Bank PLC	37,593	37,593		—	—
JPMorgan Securities LLC	148,916	148,916		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,970,190	4,970,190		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,456,524	4,456,524		—	—
State Street Bank & Trust Company	165,388	165,388		—	—
TD Prime Services LLC	265,266	265,266		—	—
UBS AG	1,990,706	1,990,706		—	—
Wells Fargo Bank, National Association	451,941	451,941		—	—
Wells Fargo Securities LLC	1,430,832	1,430,832		—	—

	$25,195,411	$25,195,411		$—	$—

Morningstar Mid-Cap Growth
Barclays Bank PLC	$3,104,388	$3,104,388		$—	$—
BMO Capital Markets	20,880	20,880		—	—
BNP Paribas Securities Corp.	20,028	20,028		—	—
Citigroup Global Markets Inc.	3,774,031	3,774,031		—	—
Deutsche Bank Securities Inc.	622,747	622,747		—	—
Goldman Sachs & Co.	1,583,772	1,583,772		—	—
HSBC Bank PLC	3,480,960	3,480,960		—	—
JPMorgan Securities LLC	4,061,081	4,061,081		—	—
National Financial Services LLC	287,949	287,949		—	—
TD Prime Services LLC	2,453,690	2,453,690		—	—

	$19,409,526	$19,409,526		$—	$—

Morningstar Mid-Cap Value
Barclays Bank PLC	$848,325	$848,325		$—	$—
Citigroup Global Markets Inc.	172,843	172,843		—	—
Credit Suisse Securities (USA) LLC	221,338	221,338		—	—
Goldman Sachs & Co.	2,308,758	2,308,758		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,196,230	1,196,230		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,005	7,005		—	—
State Street Bank & Trust Company	9,104	9,104		—	—
TD Prime Services LLC	1,563,270	1,563,270		—	—
UBS Securities LLC	1,342,885	1,342,885		—	—
Wells Fargo Bank, National Association	1,901,031	1,901,031		—	—

	$9,570,789	$9,570,789		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Small-Cap
Barclays Bank PLC	$1,085,526	$1,085,526		$—	$—
Barclays Capital Inc.	50,403	50,403		—	—
BNP Paribas New York Branch	18,398	18,398		—	—
BNP Paribas Prime Brokerage International Ltd.	6,980	6,980		—	—
Citigroup Global Markets Inc.	1,712,699	1,712,699		—	—
Credit Suisse Securities (USA) LLC	1,807,371	1,807,371		—	—
Deutsche Bank Securities Inc.	1,407,538	1,407,538		—	—
Goldman Sachs & Co.	5,189,189	5,189,189		—	—
HSBC Bank PLC	110,732	110,732		—	—
ING Financial Markets LLC	130,366	130,366		—	—
JPMorgan Securities LLC	5,095,254	5,095,254		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,793,553	1,793,553		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,832,522	1,832,522		—	—
National Financial Services LLC	235,954	235,954		—	—
Scotia Capital (USA) Inc.	65,786	65,786		—	—
State Street Bank & Trust Company	344,269	344,269		—	—
TD Prime Services LLC	66,812	66,812		—	—
UBS AG	17,875	17,875		—	—
Wells Fargo Bank, National Association	196,712	196,712		—	—
Wells Fargo Securities LLC	1,274,704	1,274,704		—	—

	$22,442,643	$22,442,643		$—	$—

Morningstar Small-Cap Growth
Barclays Bank PLC	$1,790,174	$1,790,174		$—	$—
Barclays Capital Inc.	146,062	146,062		—	—
BNP Paribas New York Branch	1,509,153	1,509,153		—	—
BNP Paribas Prime Brokerage International Ltd.	1,458,473	1,458,473		—	—
Citigroup Global Markets Inc.	7,068,379	7,068,379		—	—
Credit Suisse Securities (USA) LLC	1,058,602	1,058,602		—	—
Deutsche Bank Securities Inc.	2,526,760	2,526,760		—	—
Goldman Sachs & Co.	3,096,002	3,096,002		—	—
HSBC Bank PLC	1,926,289	1,926,289		—	—
Jefferies LLC	2,661	2,661		—	—
JPMorgan Securities LLC	2,978,388	2,978,388		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,840,924	1,840,924		—	—
Mizuho Securities USA Inc.	42,875	42,875		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,934,555	5,934,555		—	—
National Financial Services LLC	1,156,852	1,156,852		—	—
RBC Capital Markets LLC	704,630	704,630		—	—
Scotia Capital (USA) Inc.	183,198	183,198		—	—
SG Americas Securities LLC	671,660	671,660		—	—
State Street Bank & Trust Company	711,767	711,767		—	—
UBS AG	323,649	323,649		—	—
UBS Securities LLC	939,730	939,730		—	—
Wells Fargo Bank, National Association	1,175,966	1,175,966		—	—
Wells Fargo Securities LLC	756,512	756,512		—	—

	$38,003,261	$38,003,261		$—	$—

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Small-Cap Value
Barclays Bank PLC	$828,286	$828,286		$—	$—
BNP Paribas Prime Brokerage International Ltd.	112,560	112,560		—	—
BNP Paribas Securities Corp.	3,165	3,165		—	—
Citigroup Global Markets Inc.	8,485,426	8,485,426		—	—
Credit Suisse Securities (USA) LLC	154,151	154,151		—	—
Deutsche Bank Securities Inc.	944,011	944,011		—	—
Goldman Sachs & Co.	6,498,015	6,498,015		—	—
JPMorgan Securities LLC	4,631,913	4,631,913		—	—
Merrill Lynch, Pierce, Fenner & Smith	15,383	15,383		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,252,168	4,252,168		—	—
National Financial Services LLC	99,988	99,988		—	—
RBC Capital Markets LLC	854,923	854,923		—	—
Scotia Capital (USA) Inc.	470,707	470,707		—	—
State Street Bank & Trust Company	1,012,545	1,012,545		—	—
UBS Securities LLC	87,250	87,250		—	—
Wells Fargo Bank, National Association	1,537,569	1,537,569		—	—
Wells Fargo Securities LLC	308,580	308,580		—	—

	$30,296,640	$30,296,640		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30
Morningstar Mid-Cap Value	0.30
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$1,393
Morningstar Large-Cap Growth	50,968
Morningstar Large-Cap Value	332
Morningstar Mid-Cap	17,310
Morningstar Mid-Cap Growth	23,316
Morningstar Mid-Cap Value	7,039
Morningstar Small-Cap	30,664
Morningstar Small-Cap Growth	38,546
Morningstar Small-Cap Value	44,982

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$104,445,174	$119,645,832
Morningstar Large-Cap Growth	54,450,255	62,554,464
Morningstar Large-Cap Value	29,078,524	23,475,779
Morningstar Mid-Cap	121,042,240	140,811,059
Morningstar Mid-Cap Growth	28,397,276	34,596,440
Morningstar Mid-Cap Value	51,055,592	45,839,637
Morningstar Small-Cap	63,995,686	44,769,215
Morningstar Small-Cap Growth	26,706,118	28,887,361
Morningstar Small-Cap Value	58,982,765	51,239,544

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended October 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$221,592,386	$215,301,322
Morningstar Large-Cap Growth	125,448,215	125,442,855
Morningstar Large-Cap Value	43,408,065	43,407,930
Morningstar Mid-Cap	269,243,380	263,490,679
Morningstar Mid-Cap Growth	50,868,950	50,222,652
Morningstar Mid-Cap Value	82,839,727	82,187,680
Morningstar Small-Cap	103,015,343	101,023,933
Morningstar Small-Cap Growth	56,795,285	55,339,486
Morningstar Small-Cap Value	119,008,064	119,094,811

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$32,622,493	$88,066,993
Morningstar Large-Cap Growth	124,834,625	98,353,115
Morningstar Large-Cap Value	31,004,749	25,781,100
Morningstar Mid-Cap	149,041,673	186,590,643
Morningstar Mid-Cap Growth	89,151,465	45,111,220
Morningstar Mid-Cap Value	88,575,097	56,250,073
Morningstar Small-Cap	62,136,042	71,561,297
Morningstar Small-Cap Growth	49,766,471	20,284,082
Morningstar Small-Cap Value	7,594,917	51,180,845

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Morningstar Large-Cap	$20,601,346	$—	$20,601,346
Morningstar Large-Cap Growth	—	982,680	982,680
Morningstar Large-Cap Value	—	5,511,604	5,511,604
Morningstar Mid-Cap	27,440,863	—	27,440,863
Morningstar Mid-Cap Growth	—	3,999,375	3,999,375
Morningstar Mid-Cap Value	13,655,020	—	13,655,020
Morningstar Small-Cap	14,006,741	—	14,006,741
Morningstar Small-Cap Growth	2,472,113	—	2,472,113
Morningstar Small-Cap Value	24,643,135	—	24,643,135

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large-Cap	$808,864,977	$154,342,718	$(37,170,764)	$117,171,954
Morningstar Large-Cap Growth	709,557,925	299,808,180	(15,193,874)	284,614,306
Morningstar Large-Cap Value	345,427,562	59,633,219	(17,909,378)	41,723,841
Morningstar Mid-Cap	683,878,262	77,976,599	(45,402,964)	32,573,635
Morningstar Mid-Cap Growth	270,188,760	66,456,219	(13,886,185)	52,570,034
Morningstar Mid-Cap Value	434,093,026	45,140,786	(36,828,615)	8,312,171
Morningstar Small-Cap	248,925,860	25,258,599	(21,668,033)	3,590,566
Morningstar Small-Cap Growth	213,712,428	34,738,558	(15,689,409)	19,049,149
Morningstar Small-Cap Value	441,305,324	37,072,843	(56,149,905)	(19,077,062)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount

Morningstar Large-Cap
Shares sold	200,000	$32,755,184	2,650,000	$406,573,237
Shares redeemed	(550,000)	(88,698,505)	(2,150,000)	(331,811,593)

Net increase (decrease)	(350,000)	$(55,943,321)	500,000	$74,761,644

Morningstar Large-Cap Growth
Shares sold	700,000	$125,004,441	400,000	$61,288,903
Shares redeemed	(550,000)	(98,432,851)	(100,000)	(15,460,226)

Net increase	150,000	$26,571,590	300,000	$45,828,677

Morningstar Large-Cap Value
Shares sold	300,000	$31,089,543	300,000	$30,177,879
Shares redeemed	(250,000)	(26,114,986)	(600,000)	(59,668,172)

Net increase (decrease)	50,000	$4,974,557	(300,000)	$(29,490,293)

Morningstar Mid-Cap
Shares sold	800,000	$149,636,727	1,600,000	$284,851,591
Shares redeemed	(1,000,000)	(188,051,909)	(1,900,000)	(340,023,533)

Net decrease	(200,000)	$(38,415,182)	(300,000)	$(55,171,942)

Morningstar Mid-Cap Growth
Shares sold	400,000	$89,560,746	100,000	$19,775,703
Shares redeemed	(200,000)	(45,180,627)	(50,000)	(10,336,896)

Net increase	200,000	$44,380,119	50,000	$9,438,807

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value
Shares sold	550,000	$89,087,429	800,000	$122,777,182
Shares redeemed	(350,000)	(56,539,760)	(750,000)	(115,342,311)

Net increase	200,000	$32,547,669	50,000	$7,434,871

Morningstar Small-Cap
Shares sold	350,000	$63,896,504	500,000	$83,216,849
Shares redeemed	(400,000)	(72,359,847)	(550,000)	(91,504,802)

Net decrease	(50,000)	$(8,463,343)	(50,000)	$(8,287,953)

Morningstar Small-Cap Growth
Shares sold	250,000	$50,338,702	450,000	$76,726,833
Shares redeemed	(100,000)	(20,338,783)	(300,000)	(50,577,096)

Net increase	150,000	$29,999,919	150,000	$26,149,737

Morningstar Small-Cap Value
Shares sold	50,000	$7,767,669	1,400,000	$205,200,031
Shares redeemed	(350,000)	(52,443,406)	(1,650,000)	(237,239,412)

Net decrease	(300,000)	$(44,675,737)	(250,000)	$(32,039,381)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Morningstar Mid-Cap Value ETF received proceeds of $404,668 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

Distributions for the year ended April 30, 2018 were classified as follows:

iShares ETF	Net Investment Income
Morningstar Large-Cap	$17,784,765
Morningstar Large-Cap Growth	7,986,129
Morningstar Large-Cap Value	9,667,473
Morningstar Mid-Cap	10,424,753
Morningstar Mid-Cap Growth	1,105,496
Morningstar Mid-Cap Value	8,237,672
Morningstar Small-Cap	3,185,010
Morningstar Small-Cap Growth	605,018
Morningstar Small-Cap Value	8,746,485

Undistributed net investment income as of April 30, 2018 are as follows:

iShares ETF	Undistributed net investment income
Morningstar Large-Cap	$834,231
Morningstar Large-Cap Growth	446,256
Morningstar Large-Cap Value	798,103
Morningstar Mid-Cap	427,176
Morningstar Mid-Cap Growth	—
Morningstar Mid-Cap Value	327,469
Morningstar Small-Cap	—
Morningstar Small-Cap Growth	—
Morningstar Small-Cap Value	112,834

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Proxy Results

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large-Cap(a)	$1.553879	$—	$0.008123	$1.562002	99%	—%	1%		100%
Morningstar Large-Cap Growth(a)	0.619236	—	0.012573	0.631809	98	—	2		100
Morningstar Large-Cap Value(a)	1.380829	—	0.002351	1.383180	100	—	0	(b)	100
Morningstar Mid-Cap(a)	1.572574	—	0.113517	1.686091	93	—	7		100
Morningstar Mid-Cap Growth(a)	0.299928	—	0.027612	0.327540	92	—	8		100
Morningstar Mid-Cap Value(a)	1.696809	—	0.048100	1.744909	97	—	3		100
Morningstar Small-Cap(a)	1.128703	—	0.128397	1.257100	90	—	10		100
Morningstar Small-Cap Growth(a)	0.272911	—	0.073927	0.346838	79	—	21		100
Morningstar Small-Cap Value(a)	1.392829	—	0.243194	1.636023	85	—	15		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

    •  Go to www.icsdelivery.com.

    •  If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Cohen & Steers REIT ETF | ICF | Cboe BZX

▶	iShares Core U.S. REIT ETF | USRT | NYSE Arca

▶	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ

▶	iShares Global REIT ETF | REET | NYSE Arca

▶	iShares International Developed Real Estate ETF | IFGL | NASDAQ

Fund Summary as of October 31, 2018	iShares® Cohen & Steers REIT ETF

Investment Objective

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs),as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.65%	2.19%	8.05%	10.73%	2.19%	47.27%	177.08%
Fund Market	6.69	2.23	8.06	10.71	2.23	47.32	176.69
Index	6.83	2.54	8.44	11.03	2.54	49.94	184.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,066.50	$1.77		$1,000.00	$1,023.50	$1.73		0.34%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Specialized REITs	27.1%
Residential REITs	18.9
Retail REITs	17.3
Office REITs	13.6
Industrial REITs	10.1
Health Care REITs	9.0
Hotel & Resort REITs	4.0

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
American Tower Corp.	8.4%
Simon Property Group Inc.	8.4
Prologis Inc.	8.1
Public Storage	6.2
Equinix Inc.	6.0
Welltower Inc.	4.9
AvalonBay Communities Inc.	4.8
Equity Residential	4.8
Digital Realty Trust Inc.	4.3
Ventas Inc.	4.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	iShares® Core U.S. REIT ETF

Investment Objective

The iShares Core U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate equities, as represented by the FTSE Nareit Equity REITS Index (formerly known as FTSE NAREIT Equity REITS Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.54%	1.74%	7.44%	10.71%	1.74%	43.19%	176.64%
Fund Market	6.51	1.72	7.43	10.66	1.72	43.10	175.28
Index	6.56	1.70	7.70	11.10	1.70	44.88	186.47

Index performance through November 2, 2016 reflects the performance of the FTSE NAREIT Real Estate 50 Index. Index performance beginning on November 3, 2016 reflects the performance of the FTSE Nareit Equity REITS Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,065.40	$0.42		$1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Specialized REITs	19.3%
Retail REITs	18.9
Residential REITs	16.7
Office REITs	12.6
Health Care REITs	11.8
Industrial REITs	8.3
Hotel & Resort REITs	6.5
Diversified REITs	5.8
Real Estate Operating Companies	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Simon Property Group Inc.	6.8%
Prologis Inc.	4.9
Public Storage	3.7
Equinix Inc.	3.6
Welltower Inc.	3.0
AvalonBay Communities Inc.	2.9
Equity Residential	2.8
Digital Realty Trust Inc.	2.6
Ventas Inc.	2.5
Boston Properties Inc.	2.3

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Fund Summary as of October 31, 2018	iShares® Europe Developed Real Estate ETF

Investment Objective

The iShares Europe Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA Nareit Developed Europe Index (formerly known as FTSE EPRA/NAREIT Developed Europe Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.69)%	(1.00)%	4.82%	8.49%	(1.00)%	26.55%	125.89%
Fund Market	(9.87)	(1.54)	4.61	8.32	(1.54)	25.30	122.43
Index	(9.71)	(0.89)	4.90	8.50	(0.89)	27.01	126.09

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$903.10	$2.30		$1,000.00	$1,022.80	$2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Real Estate Operating Companies	42.8%
Retail REITs	21.9
Diversified REITs	14.2
Office REITs	7.5
Industrial REITs	5.5
Residential REITs	2.5
Diversified Real Estate Activities	1.9
Health Care REITs	1.8
Specialized REITs	1.2
Other (each representing less than 1%)	0.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United Kingdom	27.2%
Germany	27.1
France	18.6
Sweden	8.7
Switzerland	5.5
Belgium	4.2
Spain	3.1
Netherlands	1.8
Ireland	1.1
Austria	0.9

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	iShares® Global REIT ETF

Investment Objective

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA Nareit Global REITS Index (formerly known as FTSE EPRA/NAREIT Global REIT Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.72%	2.12%	4.00%	2.12%	18.44%
Fund Market	1.63	1.87	3.96	1.87	18.24
Index	1.12	1.04	3.19	1.04	14.51

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,017.20	$0.71		$1,000.00	$1,024.50	$0.71		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Retail REITs	24.2%
Office REITs	14.9
Residential REITs	13.9
Diversified REITs	13.7
Industrial REITs	10.2
Specialized REITs	9.1
Health Care REITs	8.8
Hotel & Resort REITs	5.1
Real Estate Operating Companies	0.1

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United States	65.4%
Japan	7.8
Australia	5.7
United Kingdom	5.3
France	4.0
Canada	3.1
Singapore	2.4
Hong Kong	1.8
South Africa	1.1
Belgium	0.9

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	iShares® International Developed Real Estate ETF

Investment Objective

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA Nareit Developed ex-U.S. Index (formerly known as FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.65)%	(1.59)%	1.72%	8.17%	(1.59)%	8.90%	119.30%
Fund Market	(8.27)	(1.93)	1.67	7.86	(1.93)	8.65	113.19
Index	(8.51)	(1.29)	1.98	8.39	(1.29)	10.30	123.90

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$913.50	$2.32		$1,000.00	$1,022.80	$2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Real Estate Operating Companies	21.3%
Retail REITs	18.6
Diversified Real Estate Activities	17.3
Diversified REITs	15.0
Office REITs	10.6
Industrial REITs	7.2
Residential REITs	3.8
Real Estate Development	3.5
Other (each representing less than 1%)	2.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	24.1%
Hong Kong	15.6
United Kingdom	10.4
Germany	10.4
Australia	10.1
France	7.1
Canada	6.3
Singapore	5.1
Sweden	3.4
Switzerland	2.1

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Cohen & Steers REIT ETF
October 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 9.0%
Ventas Inc.	1,341,543	$77,863,156
Welltower Inc.	1,400,542	92,533,810

		170,396,966
Hotel & Resort REITs — 4.0%
Host Hotels & Resorts Inc.	2,791,195	53,339,737
Park Hotels & Resorts Inc.(a)	757,276	22,014,013

		75,353,750
Industrial REITs — 10.0%
Duke Realty Corp.	1,344,247	37,060,890
Prologis Inc.(a)	2,369,367	152,753,090

		189,813,980
Office REITs — 13.6%
Alexandria Real Estate Equities Inc.	387,742	47,393,705
Boston Properties Inc.	581,196	70,185,229
Douglas Emmett Inc.	603,507	21,840,919
Highwoods Properties Inc.	389,429	16,605,253
Kilroy Realty Corp.(a)	372,139	25,632,934
SL Green Realty Corp.	332,921	30,382,370
Vornado Realty Trust(a)	651,563	44,358,409

		256,398,819
Residential REITs — 18.8%
American Campus Communities Inc.	514,672	20,334,691
American Homes 4 Rent, Class A	978,138	20,609,368
AvalonBay Communities Inc.	520,367	91,261,964
Equity LifeStyle Properties Inc.	334,115	31,637,349
Equity Residential(a)	1,386,355	90,057,621
Essex Property Trust Inc.	248,670	62,361,462
UDR Inc.(a)	1,007,535	39,485,297

		355,747,752
Retail REITs — 17.2%
Federal Realty Investment Trust	275,682	34,198,352
National Retail Properties Inc.(a)	579,256	27,080,218
Realty Income Corp.(a)	1,070,739	64,533,440

Security	Shares	Value

Retail REITs (continued)
Regency Centers Corp.(a)	637,939	$40,419,815
Simon Property Group Inc.	864,722	158,693,781

		324,925,606
Specialized REITs — 27.1%
American Tower Corp.	1,020,955	159,074,998
Digital Realty Trust Inc.(a)	775,428	80,070,695
Equinix Inc.	299,167	113,306,510
Extra Space Storage Inc.(a)	474,810	42,761,389
Public Storage	564,149	115,915,695

		511,129,287

Total Common Stocks — 99.7% (Cost: $1,804,701,136)		1,883,766,160

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(b)(c)(d)	162,550,357	162,582,867
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	4,792,949	4,792,949

		167,375,816

Total Short -Term Investments — 8.9% (Cost: $167,372,733)		167,375,816

Total Investments in Securities — 108.6% (Cost: $1,972,073,869)		2,051,141,976

Other Assets, Less Liabilities — (8.6)%		(162,654,153)

Net Assets — 100.0%		$1,888,487,823

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	69,336,192	93,214,165	162,550,357	$162,582,867	$123,840	(b)	$3,496		$(1,377)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,157,999	(365,050)	4,792,949	4,792,949	52,470		—		—

				$167,375,816	$176,310		$3,496		$(1,377)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Cohen & Steers REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	144	12/21/18	$ 4,448	$(83,286)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$83,286

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$53,994

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(88,586)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,527,820

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,883,766,160	$—	$—	$1,883,766,160
Money Market Funds	167,375,816	—	—	167,375,816

	$2,051,141,976	$—	$—	$2,051,141,976

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(83,286)	$—	$—	$(83,286)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 5.8%
Alexander & Baldwin Inc.(a)	60,009	$1,172,576
American Assets Trust Inc.	33,577	1,288,013
Armada Hoffler Properties Inc.	42,406	635,242
Colony Capital Inc.	430,538	2,527,258
Empire State Realty Trust Inc., Class A	120,069	1,904,294
Forest City Realty Trust Inc., Class A	187,172	4,709,248
Gladstone Commercial Corp.	24,518	465,597
Global Net Lease Inc.	62,616	1,267,974
Lexington Realty Trust	187,925	1,460,177
Liberty Property Trust	129,391	5,417,601
One Liberty Properties Inc.	13,056	338,542
PS Business Parks Inc.	17,440	2,277,664
STORE Capital Corp.	162,364	4,713,427
VEREIT Inc.	852,261	6,247,073
Washington REIT(a)	69,046	1,924,312
WP Carey Inc.(a)	92,791	6,125,134

		42,474,132
Health Care REITs — 11.8%
CareTrust REIT Inc.	70,996	1,253,789
Community Healthcare Trust Inc.	15,195	451,595
Global Medical REIT Inc.(a)	16,514	151,268
HCP Inc.	412,861	11,374,321
Healthcare Realty Trust Inc.	112,687	3,139,460
Healthcare Trust of America Inc., Class A	180,952	4,751,800
LTC Properties Inc.	34,310	1,467,439
MedEquities Realty Trust Inc.(a)	25,985	214,896
Medical Properties Trust Inc.(a)	318,369	4,730,963
National Health Investors Inc.	35,669	2,620,245
New Senior Investment Group Inc.	65,064	372,166
Omega Healthcare Investors Inc.(a)	171,901	5,732,898
Physicians Realty Trust(a)	159,878	2,650,777
Sabra Health Care REIT Inc.	155,610	3,368,957
Senior Housing Properties Trust	206,325	3,315,643
Universal Health Realty Income Trust	11,178	716,510
Ventas Inc.	312,710	18,149,688
Welltower Inc.	326,978	21,603,436

		86,065,851
Hotel & Resort REITs — 6.5%
Apple Hospitality REIT Inc.(a)	190,047	3,073,060
Ashford Hospitality Trust Inc.	74,093	381,579
Braemar Hotels & Resorts Inc.	25,510	271,427
Chatham Lodging Trust	39,458	769,431
Chesapeake Lodging Trust	51,739	1,520,609
CorePoint Lodging Inc.	36,084	590,695
DiamondRock Hospitality Co.	188,406	1,968,843
Hersha Hospitality Trust	31,056	545,343
Hospitality Properties Trust	143,126	3,666,888
Host Hotels & Resorts Inc.(a)	643,310	12,293,654
LaSalle Hotel Properties	96,645	3,190,252
Park Hotels & Resorts Inc.(a)	176,343	5,126,291
Pebblebrook Hotel Trust(a)	59,444	2,003,857
RLJ Lodging Trust	152,116	2,957,135
Ryman Hospitality Properties Inc.	39,137	3,036,640
Summit Hotel Properties Inc.	93,393	1,075,887
Sunstone Hotel Investors Inc.	199,066	2,880,485
Xenia Hotels & Resorts Inc.	98,285	2,019,757

		47,371,833

Security	Shares	Value

Industrial REITs — 8.3%
Americold Realty Trust	75,276	$1,863,081
Duke Realty Corp.	313,086	8,631,781
EastGroup Properties Inc.	31,970	3,062,406
First Industrial Realty Trust Inc.	108,961	3,345,103
Industrial Logistics Properties Trust(a)	17,596	379,897
Monmouth Real Estate Investment Corp.	67,502	1,009,830
Prologis Inc.(a)	550,047	35,461,530
Rexford Industrial Realty Inc.(a)	79,195	2,508,106
STAG Industrial Inc.	91,691	2,426,144
Terreno Realty Corp.	50,042	1,873,072

		60,560,950
Office REITs — 12.6%
Alexandria Real Estate Equities Inc.	91,776	11,217,780
Boston Properties Inc.	135,677	16,384,355
Brandywine Realty Trust	154,699	2,175,068
City Office REIT Inc.	30,936	340,915
Columbia Property Trust Inc.	103,785	2,329,973
Corporate Office Properties Trust	94,344	2,437,849
Cousins Properties Inc.	366,783	3,047,967
Douglas Emmett Inc.	142,705	5,164,494
Easterly Government Properties Inc.(a)	53,281	968,116
Equity Commonwealth	103,016	3,067,816
Franklin Street Properties Corp.	90,934	632,901
Government Properties Income Trust(a)	87,303	770,886
Highwoods Properties Inc.	89,392	3,811,675
Hudson Pacific Properties Inc.	135,235	4,097,621
JBG SMITH Properties	91,778	3,439,839
Kilroy Realty Corp.(a)	85,155	5,865,476
Mack-Cali Realty Corp.(a)	78,916	1,601,995
NorthStar Realty Europe Corp.	38,952	522,736
Paramount Group Inc.	182,508	2,608,039
Piedmont Office Realty Trust Inc., Class A	112,265	2,023,015
Select Income REIT	77,136	1,458,642
SL Green Realty Corp.	73,505	6,708,066
Tier REIT Inc.	44,086	955,344
Vornado Realty Trust	151,318	10,301,729

		91,932,297
Real Estate Operating Companies — 0.1%
Essential Properties Realty Trust Inc.	28,604	389,014

Residential REITs — 16.7%
American Campus Communities Inc.	119,506	4,721,682
American Homes 4 Rent, Class A	227,297	4,789,148
Apartment Investment & Management Co., Class A	137,203	5,905,217
AvalonBay Communities Inc.	121,269	21,268,157
Bluerock Residential Growth REIT Inc.	20,837	197,326
Camden Property Trust	77,910	7,032,936
Clipper Realty Inc.	12,956	174,129
Equity LifeStyle Properties Inc.	74,366	7,041,717
Equity Residential	315,251	20,478,705
Essex Property Trust Inc.	57,753	14,483,297
Front Yard Residential Corp.	43,004	398,647
Independence Realty Trust Inc.(a)	76,083	753,982
Investors Real Estate Trust	106,245	576,910
Invitation Homes Inc.(a)	262,103	5,734,814
Mid-America Apartment Communities Inc.	99,623	9,734,163
NexPoint Residential Trust Inc.(a)	14,404	513,359
Preferred Apartment Communities Inc., Class A(a)	34,842	587,088
Sun Communities Inc.	73,115	7,345,864
UDR Inc.	233,130	9,136,365

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
UMH Properties Inc.	28,967	$415,097

		121,288,603
Retail REITs — 18.8%
Acadia Realty Trust	70,261	1,956,066
Agree Realty Corp.	26,486	1,516,853
Alexander’s Inc.	1,856	584,659
American Finance Trust Inc.	47,151	630,409
Brixmor Property Group Inc.	264,652	4,287,362
Brookfield Property REIT Inc., Class A	137,137	2,645,373
CBL & Associates Properties Inc.(a)	147,692	487,384
Cedar Realty Trust Inc.	77,119	290,739
Federal Realty Investment Trust	63,933	7,930,889
Getty Realty Corp.	28,894	775,226
Kimco Realty Corp.(a)	357,417	5,750,840
Kite Realty Group Trust	72,167	1,143,125
Macerich Co. (The)	119,509	6,169,055
National Retail Properties Inc.	137,294	6,418,494
Pennsylvania REIT(a)	59,989	536,902
Ramco-Gershenson Properties Trust(a)	72,094	957,408
Realty Income Corp.(a)	254,818	15,357,881
Regency Centers Corp.	133,317	8,446,965
Retail Opportunity Investments Corp.	97,376	1,712,844
Retail Properties of America Inc., Class A	192,238	2,358,760
Retail Value Inc.(a)(b)	13,390	375,054
Saul Centers Inc.	10,292	491,546
Simon Property Group Inc.	270,674	49,674,092
SITE Centers Corp.(a)	133,885	1,664,191
Spirit MTA REIT	37,534	401,989
Spirit Realty Capital Inc.	375,375	2,935,432
Tanger Factory Outlet Centers Inc.(a)	83,513	1,858,999
Taubman Centers Inc.	51,975	2,859,145
Urban Edge Properties	95,875	1,964,479
Urstadt Biddle Properties Inc., Class A	25,786	513,399
Washington Prime Group Inc.(a)	163,023	1,043,347
Weingarten Realty Investors	104,778	2,946,357
Whitestone REIT	33,289	448,070

		137,133,334
Specialized REITs — 19.3%
CoreCivic Inc.(a)	103,604	2,326,946
CoreSite Realty Corp.	31,923	2,996,293
CubeSmart	162,981	4,723,189
CyrusOne Inc.	90,689	4,827,375
Digital Realty Trust Inc.	180,570	18,645,658
EPR Properties	64,686	4,446,516

Security	Shares	Value

Specialized REITs (continued)
Equinix Inc.	69,602	$26,361,061
Extra Space Storage Inc.(a)	107,176	9,652,270
Farmland Partners Inc.	27,656	189,444
Four Corners Property Trust Inc.	60,570	1,579,666
Gaming and Leisure Properties Inc.	177,151	5,968,217
GEO Group Inc. (The)	104,831	2,317,813
Gladstone Land Corp.	12,155	152,059
Iron Mountain Inc.	249,247	7,629,451
Lamar Advertising Co., Class A	73,099	5,359,619
Life Storage Inc.	40,306	3,795,213
National Storage Affiliates Trust	51,219	1,363,962
Outfront Media Inc.	121,583	2,154,451
Public Storage	130,480	26,809,725
QTS Realty Trust Inc., Class A(a)	44,662	1,711,448
Safety Income & Growth Inc.	7,417	133,358
VICI Properties Inc.	325,834	7,034,756

		140,178,490

Total Common Stocks — 99.9% (Cost: $741,779,204)		727,394,504

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	80,241,269	80,257,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	1,558,319	1,558,319

		81,815,637

Total Short-Term Investments — 11.3% (Cost: $81,813,200)		81,815,637

Total Investments in Securities — 111.2% (Cost: $823,592,404)		809,210,141

Other Assets, Less Liabilities — (11.2)%		(81,222,252)

Net Assets — 100.0%		$727,987,889

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core U.S. REIT ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss) (a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	23,274,027	56,967,242	80,241,269	$80,257,318	$55,928	(b)	$(1,999)	$1,226
BlackRock Cash Funds: Treasury, SL Agency Shares	968,319	590,000	1,558,319	1,558,319	18,491		—	—

				$81,815,637	$74,419		$(1,999)	$1,226

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	69	12/21/18	$ 2,131	$(6,588)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$6,588

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(17,502)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(9,556)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,336,650

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core U.S. REIT ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$727,394,504	$—	$—	$727,394,504
Money Market Funds	81,815,637	—	—	81,815,637

	$809,210,141	$—	$—	$809,210,141

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,588)	$—	$—	$(6,588)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
CA Immobilien Anlagen AG	9,546	$310,854

Belgium — 4.2%
Aedifica SA	2,509	210,085
Befimmo SA	2,641	144,981
Cofinimmo SA	3,087	369,709
Intervest Offices & Warehouses NV	2,328	60,536
Leasinvest Real Estate SCA	341	34,310
Montea SCA	1,113	67,594
Retail Estates NV	924	73,809
Shurgard Self Storage Europe Sarl(a)	3,021	84,838
Warehouses De Pauw CVA	2,385	309,686
Wereldhave Belgium NV	306	29,679
Xior Student Housing NV(b)	1,444	63,154

		1,448,381

Finland — 0.7%
Citycon OYJ	53,748	104,564
Kojamo OYJ(a)	11,977	123,478

		228,042

France — 18.5%
Carmila SA	4,255	93,819
Covivio	4,950	497,763
Gecina SA	7,246	1,064,846
ICADE	4,459	378,415
Klepierre SA	27,707	941,802
Mercialys SA	5,766	84,604
Unibail-Rodamco-Westfield	18,645	3,386,028

		6,447,277

Germany — 27.0%
ADLER Real Estate AG	4,034	65,361
ADO Properties SA(c)	4,041	238,777
alstria office REIT AG	21,770	313,758
Aroundtown SA	88,369	733,927
Deutsche EuroShop AG	7,090	220,113
Deutsche Wohnen SE	49,211	2,254,874
DIC Asset AG	6,227	67,239
Grand City Properties SA	15,277	370,079
Hamborner REIT AG	10,523	106,116
LEG Immobilien AG	8,764	959,838
Sirius Real Estate Ltd.	128,563	91,663
TAG Immobilien AG	17,508	400,319
TLG Immobilien AG	11,766	299,158
Vonovia SE	71,889	3,292,362

		9,413,584

Ireland — 1.1%
Green REIT PLC	95,420	157,633
Hibernia REIT PLC	96,128	151,396
Irish Residential Properties REIT PLC	50,590	81,510

		390,539

Italy — 0.5%
Beni Stabili SpA SIIQ	141,782	121,368
Immobiliare Grande Distribuzione SIIQ SpA	6,715	47,423

		168,791

Netherlands — 1.8%
Eurocommercial Properties NV	6,597	244,424
NSI NV	2,411	95,203
Vastned Retail NV	2,532	100,411

Security	Shares	Value

Netherlands (continued)
Wereldhave NV	5,590	$192,482

		632,520

Norway — 0.6%
Entra ASA(c)	15,101	205,181

Spain — 3.1%
Inmobiliaria Colonial SOCIMI SA	42,101	423,360
Lar Espana Real Estate SOCIMI SA	9,282	92,023
Merlin Properties SOCIMI SA	46,146	579,326

		1,094,709

Sweden — 8.7%
Castellum AB	37,307	644,322
Catena AB	2,245	45,688
Dios Fastigheter AB	11,670	70,418
Fabege AB	36,559	467,603
Fastighets AB Balder, Class B(a)	13,434	337,772
Hembla AB(a)	4,995	85,475
Hemfosa Fastigheter AB	22,135	273,911
Hufvudstaden AB, Class A	15,177	224,673
Klovern AB, Class B	72,094	83,376
Kungsleden AB	26,100	182,906
Pandox AB	10,352	177,145
Victoria Park AB, Class B	4,797	19,262
Wallenstam AB, Class B	22,704	204,815
Wihlborgs Fastigheter AB	18,413	208,392

		3,025,758

Switzerland — 5.4%
Allreal Holding AG, Registered	1,956	300,624
Hiag Immobilien Holding AG	344	40,696
Mobimo Holding AG, Registered	844	188,367
PSP Swiss Property AG, Registered	5,429	524,873
Swiss Prime Site AG, Registered	10,393	845,161

		1,899,721

United Kingdom — 27.1%
Assura PLC	326,094	218,333
Big Yellow Group PLC	20,299	223,707
British Land Co. PLC (The)	135,932	1,028,227
Capital & Counties Properties PLC	101,728	325,347
Capital & Regional PLC	74,608	40,039
Civitas Social Housing PLC	48,719	68,476
Custodian Reit PLC	49,516	75,290
Daejan Holdings PLC	634	47,552
Derwent London PLC	13,887	519,725
Empiric Student Property PLC	81,548	98,780
F&C Commercial Property Trust Ltd.	73,017	125,578
F&C UK Real Estate Investment Ltd.	33,108	39,765
GCP Student Living PLC	54,259	104,271
Grainger PLC	56,584	195,933
Great Portland Estates PLC	38,985	347,546
Hammerson PLC	109,889	615,701
Hansteen Holdings PLC	55,784	68,569
Helical PLC	13,678	54,354
Intu Properties PLC	122,685	307,408
Land Securities Group PLC	98,766	1,076,723
LondonMetric Property PLC	89,423	206,011
LXI REIT PLC	33,341	50,483
MedicX Fund Ltd.	61,954	62,854
NewRiver REIT PLC	41,478	134,086
Phoenix Spree Deutschland Ltd.	11,902	55,356

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Picton Property Income Ltd. (The)	74,845	$83,010
Primary Health Properties PLC(b)	99,052	138,714
RDI REIT PLC	175,999	74,324
Regional REIT Ltd.(c)	44,085	56,442
Safestore Holdings PLC	28,392	193,724
Schroder REIT Ltd.	71,818	53,683
Segro PLC	139,727	1,097,283
Shaftesbury PLC	31,712	363,464
Standard Life Investment Property Income Trust Ltd.	55,909	65,008
Target Healthcare REIT Ltd.	47,216	66,062
Triple Point Social Housing Reit PLC(b)(c)	36,420	47,699
Tritax Big Box REIT PLC	204,803	373,951
UK Commercial Property REIT Ltd.	91,533	102,571
UNITE Group PLC (The)	36,119	393,438
Workspace Group PLC	18,490	227,042

		9,426,529

Total Common Stocks — 99.6% (Cost: $37,603,288)		34,691,886

Rights

Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(a)	155,316	2

Total Rights — 0.0% (Cost: $0)		2

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(d)(e)(f)	135,480	$135,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(d)(e)	14,953	14,953

		150,461

Total Short-Term Investments — 0.4% (Cost: $150,459)		150,461

Total Investments in Securities — 100.0% (Cost: $37,753,747)		34,842,349

Other Assets, Less Liabilities — (0.0)%		(8,390)

Net Assets — 100.0%		$34,833,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	320,398	(184,918)	135,480	$135,508	$3,236	(b)	$218		$(29)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,698	3,255	14,953	14,953	341		—		—

				$150,461	$3,577		$218		$(29)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$34,691,886	$—	$—	$34,691,886
Rights	—	2	—	2
Money Market Funds	150,461	—	—	150,461

	$34,842,347	$2	$—	$34,842,349

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.7%
BWP Trust	530,525	$1,300,993
Charter Hall Retail REIT	361,831	1,089,903
Cromwell Property Group	1,581,512	1,154,523
Dexus	1,092,798	7,900,108
Goodman Group	1,894,215	13,935,406
GPT Group (The)	1,931,071	7,062,215
Investa Office Fund	575,517	2,263,832
Mirvac Group	3,973,008	6,110,436
Scentre Group	5,482,941	15,466,414
Shopping Centres Australasia Property Group	853,228	1,554,144
Stockland	2,602,780	6,659,439
Vicinity Centres	3,432,623	6,447,108

		70,944,521

Belgium — 0.9%
Aedifica SA	19,151	1,603,558
Befimmo SA	21,805	1,197,013
Cofinimmo SA	24,554	2,940,669
Intervest Offices & Warehouses NV	21,474	558,399
Leasinvest Real Estate SCA	3,767	379,016
Montea SCA(a)	8,176	496,540
Retail Estates NV	7,314	584,242
Warehouses De Pauw CVA	18,051	2,343,877
Wereldhave Belgium NV	3,151	305,612
Xior Student Housing NV(a)	9,646	421,875

		10,830,801

Canada — 3.1%
Allied Properties REIT	107,045	3,447,937
Artis REIT	153,730	1,311,080
Boardwalk REIT	41,030	1,531,224
Canadian Apartment Properties REIT	153,764	5,480,825
Choice Properties REIT	246,515	2,241,301
Cominar REIT	194,367	1,617,690
Crombie REIT	100,654	1,009,414
Dream Global REIT	190,704	1,948,789
Dream Office REIT	53,085	941,847
Granite REIT	50,519	2,091,158
H&R Real Estate Investment Trust	307,183	4,657,159
InterRent REIT	89,936	864,262
Killam Apartment REIT	85,916	1,057,881
Northview Apartment Real Estate Investment Trust	48,497	934,673
NorthWest Healthcare Properties REIT	91,015	735,328
RioCan REIT	333,737	6,099,134
SmartCentres Real Estate Investment Trust	126,735	2,902,866

		38,872,568

China — 0.1%
Spring REIT(a)	1,170,000	702,949
Yuexiu REIT	1,331,000	808,169

		1,511,118

France — 4.0%
Carmila SA	32,981	727,203
Covivio	37,945	3,815,679
Gecina SA	56,210	8,260,426
ICADE	33,957	2,881,775
Klepierre SA	214,272	7,283,423
Mercialys SA	44,499	652,933
Unibail-Rodamco-Westfield	111,431	20,236,445

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield, New(b)	32,560	$5,913,064

		49,770,948

Germany — 0.3%
alstria office REIT AG	169,045	2,436,342
Hamborner REIT AG	91,756	925,281

		3,361,623

Greece — 0.0%
Grivalia Properties REIC AE	1,008	8,669

Hong Kong — 1.8%
Champion REIT	2,209,000	1,487,808
Link REIT	2,317,000	20,541,304

		22,029,112

Ireland — 0.2%
Green REIT PLC	768,796	1,270,040
Hibernia REIT PLC	760,139	1,197,173
Irish Residential Properties REIT PLC	423,399	682,179

		3,149,392

Italy — 0.1%
Beni Stabili SpA SIIQ	1,126,956	964,696
Immobiliare Grande Distribuzione SIIQ SpA	53,970	381,152

		1,345,848

Japan — 7.8%
Activia Properties Inc.	580	2,405,210
Advance Residence Investment Corp.	1,268	3,238,116
AEON REIT Investment Corp.	1,022	1,127,456
Comforia Residential REIT Inc.	606	1,450,362
Daiwa House REIT Investment Corp.	2,044	4,473,599
Daiwa Office Investment Corp.	257	1,569,031
Frontier Real Estate Investment Corp.	410	1,571,264
Fukuoka REIT Corp.	1,022	1,544,025
GLP J-REIT	3,066	3,034,621
Hulic Reit Inc.	1,066	1,550,047
Industrial & Infrastructure Fund Investment Corp.	2,044	2,052,060
Invesco Office J-Reit Inc.	8,953	1,265,344
Invincible Investment Corp.	5,444	2,252,756
Japan Excellent Inc.	1,197	1,552,796
Japan Hotel REIT Investment Corp.	4,297	3,057,455
Japan Logistics Fund Inc.	1,022	2,039,381
Japan Prime Realty Investment Corp.	1,022	3,649,515
Japan Real Estate Investment Corp.	1,342	6,920,774
Japan Rental Housing Investments Inc.	2,044	1,602,889
Japan Retail Fund Investment Corp.	3,066	5,661,729
Kenedix Office Investment Corp.	331	2,050,144
Kenedix Residential Next Investment Corp.	1,202	1,836,204
Kenedix Retail REIT Corp.	441	937,841
MCUBS MidCity Investment Corp.	2,044	1,568,476
Mori Hills REIT Investment Corp.	1,399	1,730,543
Mori Trust Sogo REIT Inc.	1,086	1,539,675
Nippon Accommodations Fund Inc.	412	1,887,413
Nippon Building Fund Inc.	1,323	7,561,340
Nippon Prologis REIT Inc.	2,044	4,122,231
NIPPON REIT Investment Corp.	457	1,486,146
Nomura Real Estate Master Fund Inc.	4,350	5,639,139
Orix JREIT Inc.	3,066	4,689,129
Premier Investment Corp.	1,271	1,314,303
Sekisui House Reit Inc.	4,088	2,553,755
Tokyu REIT Inc.	1,022	1,438,977

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
United Urban Investment Corp.	3,168	$4,825,477

		97,199,223

Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	242,627	320,492
Concentradora Fibra Hotelera Mexicana SA de CV(c)	693,488	333,885
Fibra Uno Administracion SA de CV	3,222,264	3,473,509
Macquarie Mexico Real Estate Management SA de CV	890,050	869,349
PLA Administradora Industrial S. de RL de CV	868,309	1,059,070
Prologis Property Mexico SA de CV	413,301	730,843

		6,787,148

Netherlands — 0.4%
Eurocommercial Properties NV	49,873	1,847,830
NSI NV	18,781	741,601
Vastned Retail NV	18,791	745,190
Wereldhave NV	42,984	1,480,084

		4,814,705

New Zealand — 0.1%
Kiwi Property Group Ltd.	1,597,740	1,371,971

Singapore — 2.4%
Ascendas REIT	2,603,450	4,737,647
Ascott Residence Trust(a)	1,300,032	985,726
CapitaLand Commercial Trust	2,617,764	3,270,315
CapitaLand Mall Trust	2,517,600	3,836,031
CapitaLand Retail China Trust	697,200	689,749
CDL Hospitality Trusts(a)	928,800	972,530
First REIT	800,200	693,414
Fortune REIT	1,187,000	1,299,138
Keppel REIT	2,220,700	1,812,096
Lippo Malls Indonesia Retail Trust	2,283,800	395,806
Mapletree Commercial Trust	2,218,392	2,579,153
Mapletree Industrial Trust	1,541,700	2,059,608
Mapletree Logistics Trust	2,310,440	2,018,799
Mapletree North Asia Commercial Trust	2,334,900	1,905,284
Suntec REIT	2,122,200	2,712,517

		29,967,813

South Africa — 1.1%
Delta Property Fund Ltd.	645,734	260,196
Emira Property Fund Ltd.	497,060	501,562
Equites Property Fund Ltd.	337,260	457,255
Growthpoint Properties Ltd.	3,129,983	4,801,091
Hyprop Investments Ltd.	285,842	1,747,428
Octodec Investments Ltd.	74,606	97,664
Rebosis Property Fund Ltd.	167,608	70,375
Redefine Properties Ltd.	5,789,714	3,760,153
SA Corporate Real Estate Ltd.	2,875,585	773,119
Vukile Property Fund Ltd.	838,301	1,152,460

		13,621,303

Spain — 0.7%
Inmobiliaria Colonial SOCIMI SA	321,818	3,236,142
Lar Espana Real Estate SOCIMI SA	73,933	732,985
Merlin Properties SOCIMI SA	357,609	4,489,491

		8,458,618

Turkey — 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,112,589	629,633
Is Gayrimenkul Yatirim Ortakligi AS(a)	856,436	132,975

		762,608

Security	Shares	Value

United Kingdom — 5.3%
Assura PLC	2,502,895	$1,675,790
Big Yellow Group PLC	151,677	1,671,570
British Land Co. PLC (The)	1,040,939	7,873,951
Capital & Regional PLC	730,421	391,984
Civitas Social Housing PLC	333,172	468,281
Custodian Reit PLC	457,979	696,367
Derwent London PLC	105,688	3,955,403
Empiric Student Property PLC	642,499	778,263
F&C UK Real Estate Investment Ltd.	302,184	362,949
GCP Student Living PLC	457,868	879,901
Great Portland Estates PLC	298,557	2,661,593
Hammerson PLC	842,847	4,722,414
Hansteen Holdings PLC	457,572	562,445
Intu Properties PLC	936,482	2,346,512
Land Securities Group PLC	756,714	8,249,514
LondonMetric Property PLC	680,068	1,566,729
LXI REIT PLC	264,440	400,397
MedicX Fund Ltd.	495,152	502,348
NewRiver REIT PLC	315,811	1,020,924
Primary Health Properties PLC	806,473	1,129,396
RDI REIT PLC	1,482,732	626,152
Regional REIT Ltd.(c)	387,780	496,477
Safestore Holdings PLC	218,939	1,493,861
Schroder REIT Ltd.	572,911	428,242
Segro PLC	1,064,358	8,358,455
Shaftesbury PLC	242,497	2,779,358
Standard Life Investment Property Income Trust Ltd.	582,209	676,965
Target Healthcare REIT Ltd.	428,963	600,177
Triple Point Social Housing Reit PLC(a)(c)	336,367	440,538
Tritax Big Box REIT PLC	1,548,912	2,828,165
UK Commercial Property REIT Ltd.	614,222	688,289
UNITE Group PLC (The)	272,720	2,970,688
Workspace Group PLC	133,661	1,641,247

		65,945,345

United States — 65.1%
Acadia Realty Trust	85,201	2,371,996
Agree Realty Corp.(a)	31,889	1,826,283
Alexander’s Inc.	2,310	727,673
Alexandria Real Estate Equities Inc.	111,909	13,678,637
American Assets Trust Inc.	39,967	1,533,134
American Campus Communities Inc.	145,613	5,753,170
American Homes 4 Rent, Class A	276,360	5,822,905
Americold Realty Trust(a)	92,327	2,285,093
Apartment Investment & Management Co., Class A	165,928	7,141,541
Apple Hospitality REIT Inc.	230,280	3,723,628
Ashford Hospitality Trust Inc.	90,528	466,219
AvalonBay Communities Inc.	147,865	25,932,564
Boston Properties Inc.	164,821	19,903,784
Brandywine Realty Trust	187,215	2,632,243
Brixmor Property Group Inc.	320,460	5,191,452
Brookfield Property REIT Inc., Class A	167,001	3,221,449
Camden Property Trust	94,481	8,528,800
CareTrust REIT Inc.	79,158	1,397,930
CBL & Associates Properties Inc.(a)	183,535	605,665
Chatham Lodging Trust	48,554	946,803
Chesapeake Lodging Trust	63,033	1,852,540
Colony Capital Inc.	515,765	3,027,541
Columbia Property Trust Inc.	124,419	2,793,207
Corporate Office Properties Trust	109,717	2,835,087
Cousins Properties Inc.	447,705	3,720,429

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CubeSmart	197,301	$5,717,783
CyrusOne Inc.(a)	110,376	5,875,314
DiamondRock Hospitality Co.	218,845	2,286,930
Digital Realty Trust Inc.(a)	220,179	22,735,684
Douglas Emmett Inc.	167,110	6,047,711
Duke Realty Corp.	379,969	10,475,745
Easterly Government Properties Inc.(a)	61,026	1,108,842
EastGroup Properties Inc.(a)	36,662	3,511,853
Empire State Realty Trust Inc., Class A	143,802	2,280,700
EPR Properties	78,802	5,416,849
Equity Commonwealth(a)	124,684	3,713,089
Equity LifeStyle Properties Inc.	91,072	8,623,608
Equity Residential	384,308	24,964,648
Essex Property Trust Inc.	70,518	17,684,504
Extra Space Storage Inc.	130,623	11,763,907
Federal Realty Investment Trust	78,307	9,713,983
First Industrial Realty Trust Inc.	131,582	4,039,567
Forest City Realty Trust Inc., Class A	227,993	5,736,304
Four Corners Property Trust Inc.(a)	70,969	1,850,872
Franklin Street Properties Corp.(a)	112,724	784,559
Gaming and Leisure Properties Inc.	215,258	7,252,042
Getty Realty Corp.	35,025	939,721
Global Net Lease Inc.	77,149	1,562,267
Government Properties Income Trust(a)	104,109	919,282
HCP Inc.	502,380	13,840,569
Healthcare Realty Trust Inc.(a)	131,393	3,660,609
Healthcare Trust of America Inc., Class A	220,845	5,799,390
Hersha Hospitality Trust	37,907	665,647
Highwoods Properties Inc.	108,530	4,627,719
Hospitality Properties Trust	172,802	4,427,187
Host Hotels & Resorts Inc.(a)	783,018	14,963,474
Hudson Pacific Properties Inc.(a)	164,883	4,995,955
Independence Realty Trust Inc.(a)	93,049	922,116
Investors Real Estate Trust(a)	132,498	719,464
Invitation Homes Inc.(a)	318,483	6,968,408
JBG SMITH Properties	112,672	4,222,947
Kilroy Realty Corp.(a)	103,540	7,131,835
Kimco Realty Corp.	433,982	6,982,770
Kite Realty Group Trust	87,978	1,393,572
LaSalle Hotel Properties	116,661	3,850,980
Lexington Realty Trust	230,717	1,792,671
Liberty Property Trust	156,737	6,562,578
Life Storage Inc.(a)	48,508	4,567,513
LTC Properties Inc.	41,484	1,774,271
Macerich Co. (The)	145,690	7,520,518
Mack-Cali Realty Corp.(a)	95,491	1,938,467
Medical Properties Trust Inc.	386,082	5,737,178
Mid-America Apartment Communities Inc.	121,745	11,895,704
Monmouth Real Estate Investment Corp.	82,478	1,233,871
National Health Investors Inc.	42,997	3,158,560
National Retail Properties Inc.	166,983	7,806,455
National Storage Affiliates Trust	59,800	1,592,474
New Senior Investment Group Inc.	76,451	437,300
Omega Healthcare Investors Inc.(a)	208,757	6,962,046
Paramount Group Inc.	223,320	3,191,243
Park Hotels & Resorts Inc.	215,931	6,277,114
Pebblebrook Hotel Trust(a)	72,234	2,435,008
Pennsylvania REIT(a)	74,867	670,060
Physicians Realty Trust	192,850	3,197,453
Piedmont Office Realty Trust Inc., Class A	134,471	2,423,167

Security	Shares	Value

United States (continued)
Prologis Inc.(a)	669,025	$43,132,042
PS Business Parks Inc.	21,462	2,802,937
Public Storage(a)	158,862	32,641,375
QTS Realty Trust Inc., Class A	54,007	2,069,548
Ramco-Gershenson Properties Trust(a)	82,301	1,092,957
Realty Income Corp.(a)	309,907	18,678,095
Regency Centers Corp.	161,969	10,262,356
Retail Opportunity Investments Corp.	116,706	2,052,859
Retail Properties of America Inc., Class A	233,026	2,859,229
Retail Value Inc.(b)	16,462	461,101
Rexford Industrial Realty Inc.	96,467	3,055,110
RLJ Lodging Trust	184,116	3,579,215
Ryman Hospitality Properties Inc.	47,022	3,648,437
Sabra Health Care REIT Inc.	187,805	4,065,978
Saul Centers Inc.	12,725	607,746
Select Income REIT	93,378	1,765,778
Senior Housing Properties Trust	252,934	4,064,649
Seritage Growth Properties, Class A(a)	34,998	1,330,624
Simon Property Group Inc.	329,084	60,393,496
SITE Centers Corp.	164,764	2,048,017
SL Green Realty Corp.	89,474	8,165,397
Spirit MTA REIT.	46,186	494,652
Spirit Realty Capital Inc.	454,938	3,557,615
STAG Industrial Inc.(a)	109,642	2,901,127
STORE Capital Corp.	197,060	5,720,652
Summit Hotel Properties Inc.	111,627	1,285,943
Sun Communities Inc.	89,480	8,990,056
Sunstone Hotel Investors Inc.	241,563	3,495,417
Tanger Factory Outlet Centers Inc.(a)	95,881	2,134,311
Taubman Centers Inc.	63,097	3,470,966
Terreno Realty Corp.	60,679	2,271,215
Tier REIT Inc.	52,632	1,140,535
UDR Inc.	284,430	11,146,812
Universal Health Realty Income Trust	13,388	858,171
Urban Edge Properties	115,780	2,372,332
Urstadt Biddle Properties Inc., Class A	31,356	624,298
Ventas Inc.	379,982	22,054,155
VEREIT Inc.	1,033,900	7,578,487
VICI Properties Inc.	397,320	8,578,139
Vornado Realty Trust	184,182	12,539,111
Washington Prime Group Inc.(a)	196,865	1,259,936
Washington REIT	82,298	2,293,645
Weingarten Realty Investors	127,584	3,587,662
Welltower Inc.	398,108	26,302,996
WP Carey Inc.	112,629	7,434,640
Xenia Hotels & Resorts Inc.	119,622	2,458,232

		812,599,881

Total Common Stocks — 99.6% (Cost: $1,281,776,379)		1,243,353,215

Rights

Italy —0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(b)	1,124,752	13

Total Rights — 0.0% (Cost: $0)		13

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(d)(e)(f)	86,667,444	$86,684,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(d)(e)	1,706,897	1,706,897

		88,391,675

Total Short-Term Investments — 7.1% (Cost: $88,389,458)		88,391,675

Total Investments in Securities — 106.7% (Cost: $1,370,165,837)		1,331,744,903

Other Assets, Less Liabilities — (6.7)%		(83,632,291)

Net Assets — 100.0%		$1,248,112,612

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss) (a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	22,434,150	64,233,294	86,667,444	$86,684,778	$68,221	(b)	$(988)	$1,304
BlackRock Cash Funds: Treasury, SL Agency Shares	3,806,172	(2,099,275)	1,706,897	1,706,897	28,940		—	—

				$88,391,675	$97,161		$(988)	$1,304

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,243,353,215	$—	$—	$1,243,353,215
Rights	—	13	—	13
Money Market Funds	88,391,675	—	—	88,391,675

	$1,331,744,890	$13	$—	$1,331,744,903

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.1%
BGP Holdings PLC(a)(b)	6,603,392	$75
BWP Trust	333,826	818,633
Charter Hall Retail REIT	231,404	697,032
Cromwell Property Group	1,022,892	746,724
Dexus	702,259	5,076,805
Goodman Group	1,216,946	8,952,857
GPT Group (The)	1,242,510	4,544,045
Investa Office Fund	376,322	1,480,286
Mirvac Group	2,553,578	3,927,370
Scentre Group	3,519,698	9,928,450
Shopping Centres Australasia Property Group	514,018	936,277
Stockland	1,675,770	4,287,604
Vicinity Centres	2,207,729	4,146,528

		45,542,686
Austria — 0.3%
CA Immobilien Anlagen AG	47,808	1,556,812

Belgium — 1.6%
Aedifica SA	12,450	1,042,468
Befimmo SA	13,115	719,964
Cofinimmo SA	15,365	1,840,164
Intervest Offices & Warehouses NV	11,288	293,527
Leasinvest Real Estate SCA	1,791	180,201
Montea SCA	5,605	340,400
Retail Estates NV	4,587	366,409
Shurgard Self Storage Europe Sarl(b)	14,986	420,846
Warehouses De Pauw CVA	11,899	1,545,055
Wereldhave Belgium NV	1,663	161,293
Xior Student Housing NV	6,846	299,415

		7,209,742
Canada — 6.2%
Allied Properties REIT	68,972	2,221,600
Artis REIT	94,952	809,794
Boardwalk REIT	26,394	985,014
Canadian Apartment Properties REIT	98,989	3,528,403
Chartwell Retirement Residences	145,952	1,570,380
Choice Properties REIT	159,380	1,449,075
Cominar REIT	125,662	1,045,868
Crombie REIT	61,254	614,289
Dream Global REIT	123,711	1,264,193
Dream Office REIT	32,223	571,708
First Capital Realty Inc.	106,093	1,586,649
Granite REIT	31,375	1,298,721
H&R Real Estate Investment Trust	196,342	2,976,714
InterRent REIT	67,701	650,590
Killam Apartment REIT	55,776	686,768
Northview Apartment Real Estate Investment Trust	32,645	629,160
NorthWest Healthcare Properties REIT	60,756	490,859
RioCan REIT	213,144	3,895,264
SmartCentres Real Estate Investment Trust	80,676	1,847,884

		28,122,933
Finland — 0.3%
Citycon OYJ	266,098	517,679
Kojamo OYJ(b)	60,206	620,701

		1,138,380
France — 7.1%
Carmila SA	20,843	459,570
Covivio	24,568	2,470,512

Security	Shares	Value

France (continued)
Gecina SA	35,891	$5,274,416
ICADE	22,078	1,873,658
Klepierre SA	137,448	4,672,062
Mercialys SA	28,220	414,072
Unibail-Rodamco-Westfield	66,441	12,066,029
Unibail-Rodamco-Westfield, New(b)	26,187	4,755,695

		31,986,014
Germany — 10.4%
ADLER Real Estate AG	19,756	320,099
ADO Properties SA(c)	20,311	1,200,147
alstria office REIT AG	109,394	1,576,629
Aroundtown SA	437,576	3,634,179
Deutsche EuroShop AG	34,860	1,082,248
Deutsche Wohnen SE	244,352	11,196,336
DIC Asset AG	31,374	338,775
Grand City Properties SA	76,194	1,845,769
Hamborner REIT AG	53,619	540,701
LEG Immobilien AG	43,492	4,763,268
Sirius Real Estate Ltd.	624,454	445,226
TAG Immobilien AG	87,007	1,989,410
TLG Immobilien AG	58,492	1,487,196
Vonovia SE	357,018	16,350,660

		46,770,643
Hong Kong — 15.5%
Champion REIT	1,328,000	894,436
CK Asset Holdings Ltd.	1,826,000	11,855,933
Hang Lung Properties Ltd.	1,328,000	2,405,490
Henderson Land Development Co. Ltd.	830,138	3,865,097
Hongkong Land Holdings Ltd.	796,800	4,717,056
Hysan Development Co. Ltd.	422,000	1,978,276
Link REIT	1,494,000	13,245,019
New World Development Co. Ltd.	3,984,333	5,051,952
Sino Land Co. Ltd.	2,174,800	3,412,256
Sun Hung Kai Properties Ltd.	996,000	12,946,450
Swire Properties Ltd.	697,200	2,379,021
Wharf Holdings Ltd. (The)	848,900	2,118,081
Wharf Real Estate Investment Co. Ltd.	836,900	5,182,985

		70,052,052
Ireland — 0.4%
Green REIT PLC	484,643	800,623
Hibernia REIT PLC	490,862	773,078
Irish Residential Properties REIT PLC	258,462	416,433

		1,990,134
Israel — 0.3%
Azrieli Group Ltd.	25,324	1,228,713

Italy — 0.2%
Beni Stabili SpA SIIQ	695,540	595,395
Immobiliare Grande Distribuzione SIIQ SpA	34,635	244,603

		839,998
Japan — 23.9%
Activia Properties Inc.	430	1,783,173
Advance Residence Investment Corp.	874	2,231,951
Aeon Mall Co. Ltd.	83,000	1,536,370
AEON REIT Investment Corp.	996	1,098,773
Comforia Residential REIT Inc.	378	904,681
Daiwa House REIT Investment Corp.	1,162	2,543,210
Daiwa Office Investment Corp.	184	1,123,353
Frontier Real Estate Investment Corp.	332	1,272,341

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fukuoka REIT Corp.	498	$752,373
GLP J-REIT	2,324	2,300,215
Hulic Co. Ltd.	249,000	2,283,594
Hulic Reit Inc.	664	965,508
Industrial & Infrastructure Fund Investment Corp.	1,000	1,003,943
Invesco Office J-Reit Inc.	5,815	821,844
Invincible Investment Corp.	3,154	1,305,142
Japan Excellent Inc.	830	1,076,709
Japan Hotel REIT Investment Corp.	2,822	2,007,945
Japan Logistics Fund Inc.	664	1,324,999
Japan Prime Realty Investment Corp.	581	2,074,724
Japan Real Estate Investment Corp.	904	4,661,982
Japan Rental Housing Investments Inc.	996	781,055
Japan Retail Fund Investment Corp.	1,826	3,371,923
Kenedix Office Investment Corp.	253	1,567,029
Kenedix Residential Next Investment Corp.	588	898,243
Kenedix Retail REIT Corp.	332	706,039
MCUBS MidCity Investment Corp.	1,056	810,328
Mitsubishi Estate Co. Ltd.	813,400	13,013,103
Mitsui Fudosan Co. Ltd.	647,400	14,593,820
Mori Hills REIT Investment Corp.	996	1,232,038
Mori Trust Sogo REIT Inc.	700	992,424
Nippon Accommodations Fund Inc.	332	1,520,925
Nippon Building Fund Inc.	870	4,972,310
Nippon Prologis REIT Inc.	1,328	2,678,240
NIPPON REIT Investment Corp.	297	965,832
Nomura Real Estate Holdings Inc.	83,000	1,558,433
Nomura Real Estate Master Fund Inc.	2,822	3,658,310
NTT Urban Development Corp.	64,900	965,550
Orix JREIT Inc.	1,826	2,792,677
Premier Investment Corp.	830	858,278
Sekisui House Reit Inc.	2,490	1,555,492
Sumitomo Realty & Development Co. Ltd.	298,800	10,280,806
Tokyo Tatemono Co. Ltd.	149,400	1,611,092
Tokyu REIT Inc.	498	701,185
United Urban Investment Corp.	1,920	2,924,532

		108,082,494
Netherlands — 0.7%
Eurocommercial Properties NV	32,868	1,217,783
NSI NV	12,087	477,277
Vastned Retail NV	12,616	500,309
Wereldhave NV	27,722	954,562

		3,149,931
New Zealand — 0.2%
Kiwi Property Group Ltd.	985,193	845,980

Norway — 0.2%
Entra ASA(c)	75,032	1,019,477

Singapore — 5.1%
Ascendas REIT	1,643,695	2,991,126
CapitaLand Commercial Trust	1,613,467	2,015,669
CapitaLand Ltd.	1,743,000	3,952,210
CapitaLand Mall Trust	1,577,000	2,402,852
CDL Hospitality Trusts	529,300	554,221
City Developments Ltd.	332,000	1,896,389
Fortune REIT	996,000	1,090,094
Keppel REIT	1,344,600	1,097,197
Mapletree Commercial Trust	1,294,855	1,505,428
Mapletree Industrial Trust	896,400	1,197,530

Security	Shares	Value

Singapore (continued)
Mapletree Logistics Trust	1,411,061	$1,232,946
Suntec REIT	1,344,600	1,718,618
UOL Group Ltd.	332,000	1,445,667

		23,099,947
Spain — 1.2%
Inmobiliaria Colonial SOCIMI SA	204,208	2,053,478
Lar Espana Real Estate SOCIMI SA	46,247	458,501
Merlin Properties SOCIMI SA	228,995	2,874,846

		5,386,825
Sweden — 3.3%
Castellum AB	185,142	3,197,552
Catena AB	11,805	240,241
Dios Fastigheter AB	56,916	343,438
Fabege AB	181,438	2,320,656
Fastighets AB Balder, Class B(b)	66,732	1,677,847
Hembla AB(b)	25,027	428,266
Hemfosa Fastigheter AB	110,405	1,366,216
Hufvudstaden AB, Class A	75,032	1,110,740
Klovern AB, Class B	363,562	420,457
Kungsleden AB	129,102	904,732
Pandox AB	51,460	880,592
Victoria Park AB, Class B	24,526	98,483
Wallenstam AB, Class B	112,600	1,015,774
Wihlborgs Fastigheter AB	91,798	1,038,938

		15,043,932
Switzerland — 2.1%
Allreal Holding AG, Registered	9,628	1,479,758
Hiag Immobilien Holding AG	1,731	204,781
Mobimo Holding AG, Registered	4,150	926,210
PSP Swiss Property AG, Registered	26,892	2,599,908
Swiss Prime Site AG, Registered	51,667	4,201,571

		9,412,228
United Kingdom — 10.4%
Assura PLC	1,613,924	1,080,588
Big Yellow Group PLC	100,264	1,104,968
British Land Co. PLC (The)	675,621	5,110,584
Capital & Counties Properties PLC	507,794	1,624,030
Capital & Regional PLC	379,808	203,826
Civitas Social Housing PLC	242,273	340,521
Custodian Reit PLC	248,170	377,348
Daejan Holdings PLC	2,988	224,112
Derwent London PLC	69,222	2,590,653
Empiric Student Property PLC	405,538	491,231
F&C Commercial Property Trust Ltd.	369,848	636,083
F&C UK Real Estate Investment Ltd.	159,692	191,804
GCP Student Living PLC	266,433	512,014
Grainger PLC	284,524	985,222
Great Portland Estates PLC	194,117	1,730,526
Hammerson PLC	547,136	3,065,566
Hansteen Holdings PLC	280,806	345,165
Helical PLC	68,890	273,755
Intu Properties PLC	615,196	1,541,476
Land Securities Group PLC	491,139	5,354,279
LondonMetric Property PLC	440,235	1,014,206
LXI REIT PLC	148,422	224,731
MedicX Fund Ltd.	302,452	306,848
NewRiver REIT PLC	209,872	678,454
Phoenix Spree Deutschland Ltd.	59,096	274,856
Picton Property Income Ltd. (The)	376,683	417,774

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Primary Health Properties PLC(d)	484,660	$678,724
RDI REIT PLC	897,681	379,087
Regional REIT Ltd.(c)	215,136	275,440
Safestore Holdings PLC	141,551	965,828
Schroder REIT Ltd.	365,202	272,982
Segro PLC	694,378	5,452,984
Shaftesbury PLC	157,222	1,801,986
Standard Life Investment Property Income Trust Ltd.	273,734	318,285
Target Healthcare REIT Ltd.	223,104	312,153
Triple Point Social Housing Reit PLC(c)(d)	187,404	245,442
Tritax Big Box REIT PLC	1,013,400	1,850,371
UK Commercial Property REIT Ltd.	435,418	487,923
UNITE Group PLC (The)	179,551	1,955,816
Workspace Group PLC	91,993	1,129,598

		46,827,239

Total Common Stocks — 99.5% (Cost: $483,704,165)		449,306,160

Rights

Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 10/11/18)(b)	670,400	8

Total Rights — 0.0% (Cost: $0)		8

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(e)(f)(g)	688,690	688,828

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(e)(f)	721,582	$721,582

		1,410,410

Total Short-Term Investments — 0.3% (Cost: $1,410,272)		1,410,410

Total Investments in Securities — 99.8% (Cost: $485,114,437)		450,716,578

Other Assets, Less Liabilities — 0.2%		1,096,368

Net Assets — 100.0%		$451,812,946

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,142,978	(3,454,288)	688,690	$688,828	$19,107	(b)	$584		$(95)
BlackRock Cash Funds: Treasury, SL Agency Shares	384,002	337,580	721,582	721,582	7,056		—		—

				$1,410,410	$26,163		$584		$(95)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	27	12/21/18	$2,447	$(119,029)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® International Developed Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity
Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$119,029

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended October 31, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(136,914)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(139,406)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,034,045

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$449,306,085	$—	$75	$449,306,160
Rights	—	8	—	8
Money Market Funds	1,410,410	—	—	1,410,410

	$450,716,495	$8	$75	$450,716,578

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(119,029)	$—	$—	$(119,029)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

October 31, 2018

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,883,766,160	$727,394,504	$34,691,888	$1,243,353,228
Affiliated(c)	167,375,816	81,815,637	150,461	88,391,675
Cash pledged:
Futures contracts	129,000	46,000	—	—
Foreign currency, at value(d)	—	—	33,887	849,292
Receivables:
Securities lending income — Affiliated	22,082	15,012	143	13,668
Dividends	540,653	676,589	51,169	2,220,504
Tax reclaims	—	—	57,257	121,669

Total assets	2,051,833,711	809,947,742	34,984,805	1,334,950,036

LIABILITIES
Collateral on securities loaned, at value	162,503,560	80,258,703	135,277	86,689,569
Payables:
Variation margin on futures contracts	46,079	22,334	—	—
Capital shares redeemed	207,811	1,627,610	—	—
Investment advisory fees	588,438	51,206	15,569	147,855

Total liabilities	163,345,888	81,959,853	150,846	86,837,424

NET ASSETS	$1,888,487,823	$727,987,889	$34,833,959	$1,248,112,612

NET ASSETS CONSIST OF:
Paid-in capital	$1,895,693,067	$751,474,047	$40,733,173	$1,321,911,996
Accumulated loss	(7,205,244)	(23,486,158)	(5,899,214)	(73,799,384)

NET ASSETS	$1,888,487,823	$727,987,889	$34,833,959	$1,248,112,612

Shares outstanding	19,150,000	15,500,000	950,000	51,100,000

Net asset value	$98.62	$46.97	$36.67	$24.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$159,170,712	$78,183,906	$130,799	$84,845,080
(b) Investments, at cost — Unaffiliated	$1,804,701,136	$741,779,204	$37,603,288	$1,281,776,379
(c) Investments, at cost — Affiliated	$167,372,733	$81,813,200	$150,459	$88,389,458
(d) Foreign currency, at cost	$—	$—	$34,053	$856,697

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2018

iShares International Developed Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$449,306,168
Affiliated(c)	1,410,410
Cash pledged:
Futures contracts	135,000
Foreign currency, at value(d)	157,981
Receivables:
Securities lending income — Affiliated	2,430
Variation margin on futures contracts	19,446
Securities related to in-kind transactions	8,031
Dividends	1,339,797
Tax reclaims	214,271
Foreign withholding tax claims	97,607

Total assets	452,691,141

LIABILITIES
Collateral on securities loaned, at value	686,707
Payables:
Investments purchased	8,031
Investment advisory fees	182,481
Professional fees	976

Total liabilities	878,195

NET ASSETS	$451,812,946

NET ASSETS CONSIST OF:
Paid-in capital	$569,277,707
Accumulated loss	(117,464,761)

NET ASSETS	$451,812,946

Shares outstanding	16,600,000

Net asset value	$27.22

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$660,742
(b) Investments, at cost — Unaffiliated	$483,704,165
(c) Investments, at cost — Affiliated	$1,410,272
(d) Foreign currency, at cost	$158,687

See notes to financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended October 31, 2018

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$36,008,386	$17,383,307 (a)	$989,938	$30,117,779
Dividends — Affiliated	52,470	18,491	341	28,940
Non-cash dividends — Unaffiliated	—	4,706,277	220,534	6,653,990
Interest — Unaffiliated	1,867	433	—	—
Securities lending income — Affiliated — net	123,840	55,928	3,236	68,221
Foreign taxes withheld	—	—	(91,303)	(1,336,194)

Total investment income	36,186,563	22,164,436	1,122,746	35,532,736

EXPENSES
Investment advisory fees	4,192,324	273,934	100,395	818,141

Total expenses	4,192,324	273,934	100,395	818,141

Net investment income	31,994,239	21,890,502	1,022,351	34,714,595

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(64,725,857)	(17,883,517)	(259,996)	(20,562,971)
Investments — Affiliated	3,496	(1,999)	218	(988)
In-kind redemptions — Unaffiliated	104,584,093	16,389,232	266,374	792,498
Futures contracts	53,994	(17,502)	—	—
Foreign currency transactions	—	—	(14,384)	(260,988)

Net realized gain (loss)	39,915,726	(1,513,786)	(7,788)	(20,032,449)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	90,661,065	5,100,238	(5,178,547)	(4,750,040)
Investments — Affiliated	(1,377)	1,226	(29)	1,304
Futures contracts	(88,586)	(9,556)	—	—
Foreign currency translations	—	—	(1,655)	2,012

Net change in unrealized appreciation (depreciation)	90,571,102	5,091,908	(5,180,231)	(4,746,724)

Net realized and unrealized gain (loss)	130,486,828	3,578,122	(5,188,019)	(24,779,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,481,067	$25,468,624	$(4,165,668)	$9,935,422

(a)	Includes $7,478,311 related to a special distribution from GGP Inc.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2018

iShares International Developed Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,196,594
Dividends — Affiliated	7,056
Non-cash dividends — Unaffiliated	827,936
Securities lending income — Affiliated — net	19,107
Foreign taxes withheld	(1,026,036)

Total investment income	10,024,657

EXPENSES
Investment advisory fees	1,203,774

Total expenses	1,203,774

Net investment income	8,820,883

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,247,180)
Investments — Affiliated	584
In-kind redemptions — Unaffiliated	4,523,321
Futures contracts	(136,914)
Foreign currency transactions	(153,979)

Net realized loss	(1,014,168)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(50,877,099)
Investments — Affiliated	(95)
Futures contracts	(139,406)
Foreign currency translations	21,832

Net change in unrealized appreciation (depreciation)	(50,994,768)

Net realized and unrealized loss	(52,008,936)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,188,053)

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Cohen & Steers REIT ETF		iShares Core U.S. REIT ETF
	Six Months Ended		Six Months Ended
	10/31/18	Year Ended	10/31/18	Year Ended
	(unaudited)	04/30/18	(unaudited)	04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,994,239	$79,233,916	$21,890,502	$9,422,974
Net realized gain (loss)	39,915,726	100,050,936	(1,513,786)	4,852,767
Net change in unrealized appreciation (depreciation)	90,571,102	(247,982,045)	5,091,908	(30,121,687)

Net increase (decrease) in net assets resulting from operations	162,481,067	(68,697,193)	25,468,624	(15,845,946)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,933,337)	(94,799,127)	(26,191,386)	(9,746,374)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(709,708,493)	(599,603,099)	214,235,959	415,301,713

NET ASSETS(a)
Total increase (decrease) in net assets	(588,160,763)	(763,099,419)	213,513,197	389,709,393
Beginning of period	2,476,648,586	3,239,748,005	514,474,692	124,765,299

End of period	$1,888,487,823	$2,476,648,586	$727,987,889	$514,474,692

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	iShares Europe Developed Real Estate ETF		iShares Global REIT ETF
	Six Months Ended		Six Months Ended
	10/31/18	Year Ended	10/31/18	Year Ended
	(unaudited)	04/30/18	(unaudited)	04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,022,351	$1,357,516	$34,714,595	$22,351,630
Net realized gain (loss)	(7,788)	(219,656)	(20,032,449)	4,943,189
Net change in unrealized appreciation (depreciation)	(5,180,231)	6,225,396	(4,746,724)	(32,318,103)

Net increase (decrease) in net assets resulting from operations	(4,165,668)	7,363,256	9,935,422	(5,023,284)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,059,949)	(1,532,567)	(39,826,584)	(25,228,265)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,671,669)	(3,603,079)	364,624,348	592,812,067

NET ASSETS(a)
Total increase (decrease) in net assets	(8,897,286)	2,227,610	334,733,186	562,560,518
Beginning of period	43,731,245	41,503,635	913,379,426	350,818,908

End of period	$34,833,959	$43,731,245	$1,248,112,612	$913,379,426

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares International Developed Real Estate ETF
	Six Months
	Ended
	10/31/18	Year Ended
	(unaudited)	04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,820,883	$17,568,904
Net realized gain (loss)	(1,014,168)	13,990,595
Net change in unrealized appreciation (depreciation)	(50,994,768)	39,790,467

Net increase (decrease) in net assets resulting from operations	(43,188,053)	71,349,966

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,996,817)	(29,082,296)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(30,094,875)	(27,146,089)

NET ASSETS(a)
Total increase (decrease) in net assets	(83,279,745)	15,121,581
Beginning of period	535,092,691	519,971,110

End of period	$451,812,946	$535,092,691

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$93.99		$99.68	$100.01	$95.12	$85.53	$88.36

Net investment income(a)	1.29		2.60	2.42	2.23	2.41	2.07
Net realized and unrealized gain (loss)(b)	4.95		(5.17)	1.15	6.33	10.13	(2.30)

Net increase (decrease) from investment operations	6.24		(2.57)	3.57	8.56	12.54	(0.23)

Distributions
From net investment income	(1.61)		(3.12)	(3.90)	(3.67)	(2.95)	(2.60)

Total distributions	(1.61)		(3.12)	(3.90)	(3.67)	(2.95)	(2.60)

Net asset value, end of period	$98.62		$93.99	$99.68	$100.01	$95.12	$85.53

Total Return
Based on net asset value	6.65	%(c)	(2.68)%	3.58%	9.22%	14.80%	0.05%

Ratios to Average Net Assets
Total expenses	0.34	%(d)	0.34%	0.34%	0.35%	0.35%	0.35%

Net investment income	2.59	%(d)	2.63%	2.37%	2.33%	2.57%	2.58%

Supplemental Data
Net assets, end of period (000)	$1,888,488		$2,476,649	$3,239,748	$3,680,246	$3,410,150	$2,715,666

Portfolio turnover rate(e)	13	%(c)	12%	8%	14%	8%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$45.73		$48.93	$47.95	$46.04	$42.38	$45.04

Net investment income(a)	1.57	(b)	1.70	1.27	1.02	1.04	1.17
Net realized and unrealized gain (loss)(c)	1.44		(3.20)	1.60	2.77	4.19	(2.30)

Net increase (decrease) from investment operations	3.01		(1.50)	2.87	3.79	5.23	(1.13)

Distributions
From net investment income	(1.77)		(1.70)	(1.89)	(1.88)	(1.57)	(1.53)

Total distributions	(1.77)		(1.70)	(1.89)	(1.88)	(1.57)	(1.53)

Net asset value, end of period	$46.97		$45.73	$48.93	$47.95	$46.04	$42.38

Total Return
Based on net asset value	6.54	%(d)	(3.18)%	6.02%	8.48%	12.44%	(2.21)%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.28%	0.48%	0.48%	0.48%

Net investment income	6.39	%(b)(e)	3.60%	2.57%	2.22%	2.26%	2.89%

Supplemental Data
Net assets, end of period (000)	$727,988		$514,475	$124,765	$74,323	$85,180	$80,527

Portfolio turnover rate(f)	9	%(d)	8%	30%	11%	10%	19%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from GGP Inc. Excluding such special distribution, the net investment income would have been $1.03 per share and 4.21% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$41.65		$36.09	$38.11	$39.39	$37.33	$32.37

Net investment income(a)	0.98		1.31	0.97	0.93	1.18	0.96
Net realized and unrealized gain (loss)(b)	(4.95)		5.71	(2.09)	(0.91)	1.90	5.13

Net increase (decrease) from investment operations	(3.97)		7.02	(1.12)	0.02	3.08	6.09

Distributions
From net investment income	(1.01)		(1.46)	(0.90)	(1.30)	(1.02)	(1.13)

Total distributions	(1.01)		(1.46)	(0.90)	(1.30)	(1.02)	(1.13)

Net asset value, end of period	$36.67		$41.65	$36.09	$38.11	$39.39	$37.33

Total Return
Based on net asset value	(9.69	)%(c)	19.80%	(2.97)%	0.16%	8.39%	19.62%

Ratios to Average Net Assets
Total expenses	0.48	%(d)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	4.89	%(d)	3.34%	2.75%	2.47%	3.15%	2.82%

Supplemental Data
Net assets, end of period (000)	$34,834		$43,731	$41,504	$78,115	$80,746	$37,332

Portfolio turnover rate(e)	10	%(c)	12%	10%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six Months Ended					Period From
	10/31/18		Year Ended	Year Ended	Year Ended	07/08/14	(a)
	(unaudited)		04/30/18	04/30/17	04/30/16	to 04/30/15

Net asset value, beginning of period	$24.82		$25.42	$26.35	$25.81	$24.90

Net investment income(b)	0.76		0.97	0.86	0.87	0.69
Net realized and unrealized gain (loss)(c)	(0.32)		(0.56)	(0.47)	0.64	0.87

Net increase from investment operations	0.44		0.41	0.39	1.51	1.56

Distributions
From net investment income	(0.84)		(0.99)	(1.29)	(0.97)	(0.65)
From net realized gain	—		(0.02)	(0.03)	—	—

Total distributions	(0.84)		(1.01)	(1.32)	(0.97)	(0.65)

Net asset value, end of period	$24.42		$24.82	$25.42	$26.35	$25.81

Total Return
Based on net asset value	1.72	%(d)	1.61%	1.53%	6.17%	6.30	%(d)

Ratios to Average Net Assets
Total expenses	0.14	%(e)	0.14%	0.14%	0.14%	0.14	%(e)

Net investment income	5.94	%(e)	3.83%	3.31%	3.47%	3.23	%(e)

Supplemental Data
Net assets, end of period (000)	$1,248,113		$913,379	$350,819	$144,910	$23,226

Portfolio turnover rate(f)	7	%(d)	7%	5%	9%	12	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17		Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$30.40		$28.11	$30.06		$32.17	$30.79	$36.55

Net investment income(a)	0.52		0.91	0.82		0.75	1.16	0.93
Net realized and unrealized gain (loss)(b)	(3.11)		2.86	(0.76)		(1.79)	1.27	(3.08)

Net increase (decrease) from investment operations	(2.59)		3.77	0.06		(1.04)	2.43	(2.15)

Distributions
From net investment income	(0.59)		(1.48)	(2.01)		(1.07)	(1.05)	(3.61)

Total distributions	(0.59)		(1.48)	(2.01)		(1.07)	(1.05)	(3.61)

Net asset value, end of period	$27.22		$30.40	$28.11		$30.06	$32.17	$30.79

Total Return
Based on net asset value	(8.65	)%(c)	13.69%	0.63	%(d)	(3.11)%	8.06%	(5.27)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%		0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.48%		N/A	N/A	N/A

Net investment income	3.52	%(e)	3.08%	2.85	%(d)	2.56%	3.71%	2.86%

Supplemental Data
Net assets, end of period (000)	$451,813		$535,093	$519,971		$700,478	$1,000,337	$775,820

Portfolio turnover rate(f)	6	%(c)	8%	7%		12%	11%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases:

• Total return by 0.04%.

• Ratio of net investment income to average net assets by 0.01%.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cohen & Steers REIT	Non-diversified
Core U.S. REIT	Diversified
Europe Developed Real Estate	Non-diversified
Global REIT	Diversified
International Developed Real Estate	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Cohen & Steers REIT
Barclays Bank PLC	$26,092,126	$26,092,126		$—	$—
Citigroup Global Markets Inc.	38,766,602	38,766,602		—	—
Goldman Sachs & Co.	20,214,461	20,214,461		—	—
Merrill Lynch, Pierce, Fenner & Smith	71,526,761	71,526,761		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	920,976	920,976		—	—
National Financial Services LLC	767,132	767,132		—	—
UBS Securities LLC	882,654	882,654		—	—

	$159,170,712	$159,170,712		$—	$—

Core U.S. REIT
Barclays Bank PLC	$956,504	$956,504		$—	$—
Barclays Capital Inc.	386,701	386,701		—	—
BNP Paribas New York Branch	4,176	4,176		—	—
Citigroup Global Markets Inc.	1,664,531	1,664,531		—	—
Credit Suisse Securities (USA) LLC	228,106	228,106		—	—
Deutsche Bank Securities Inc.	613,775	613,775		—	—
Goldman Sachs & Co.	4,514,308	4,514,308		—	—
HSBC Bank PLC	628,612	628,612		—	—
JPMorgan Securities LLC	5,913,738	5,913,738		—	—
Merrill Lynch, Pierce, Fenner & Smith	50,577,890	50,577,890		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,546,357	11,546,357		—	—
State Street Bank & Trust Company	284,816	284,816		—	—
UBS Securities LLC	864,392	864,392		—	—

	$78,183,906	$78,183,906		$—	$—

Europe Developed Real Estate
Citigroup Global Markets Inc.	$39,401	$39,401		$—	$—
Goldman Sachs & Co.	91,398	91,398		—	—

	$130,799	$130,799		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Global REIT
Barclays Bank PLC	$7,549,694	$7,549,694		$—	$—
BNP Paribas New York Branch	86,185	86,185		—	—
Citigroup Global Markets Inc.	1,440,883	1,440,883		—	—
Credit Suisse Securities (USA) LLC	436,880	436,880		—	—
Deutsche Bank Securities Inc.	2,311,594	2,311,594		—	—
Goldman Sachs & Co.	36,842,348	36,842,348		—	—
ING Financial Markets LLC	376,336	376,336		—	—
Jefferies LLC	555,990	555,990		—	—
JPMorgan Securities LLC	814,934	814,934		—	—
Merrill Lynch, Pierce, Fenner & Smith	32,386,776	32,386,776		—	—
State Street Bank & Trust Company	435,689	435,689		—	—
UBS AG	57,239	57,239		—	—
Wells Fargo Bank, National Association	1,550,532	1,550,532		—	—

	$84,845,080	$84,845,080		$—	$—

International Developed Real Estate
Citigroup Global Markets Inc.	$660,739	$660,739		$—	$—
Morgan Stanley & Co. LLC	3	3		—	—

	$660,742	$660,742		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.3500%
Over $121 billion, up to and including $181 billion	0.3325
Over $181 billion, up to and including $231 billion	0.3159
Over $231 billion, up to and including $281 billion	0.3001
Over $281 billion	0.2851

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core U.S. REIT	0.08%
Europe Developed Real Estate	0.48
Global REIT	0.14
International Developed Real Estate	0.48

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Cohen & Steers REIT ETF and iShares Core U.S. REIT ETF (the “Group 1 Funds”), retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”), retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Cohen & Steers REIT	$63,281
Core U.S. REIT	26,683
Europe Developed Real Estate	777
Global REIT	20,900
International Developed Real Estate	4,749

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$—	$1,674,209
Core U.S. REIT	3,826,186	5,926,479
Europe Developed Real Estate	42,214	198,766
International Developed Real Estate	804,336	1,685,912

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.    PURCHASES AND SALES

For the six months ended October 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$305,496,435	$315,342,999
Core U.S. REIT	63,962,932	57,007,470
Europe Developed Real Estate	3,899,071	4,055,254
Global REIT	112,949,916	75,177,386
International Developed Real Estate	29,965,207	27,471,723

For the six months ended October 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cohen & Steers REIT	$113,990,487	$813,425,728
Core U.S. REIT	360,635,330	151,948,773
Europe Developed Real Estate	—	3,611,330
Global REIT	339,883,840	7,126,273
International Developed Real Estate	15,975,697	44,491,139

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Cohen & Steers REIT	$40,482,099	$—	$40,482,099
Europe Developed Real Estate	1,983,566	495,537	2,479,103
Global REIT	694,159	—	694,159
International Developed Real Estate	56,022,525	6,772,206	62,794,731

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of October 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers REIT	$2,048,753,163	$120,080,221	$(117,774,694)	$2,305,527
Core U.S. REIT	826,848,725	18,494,291	(36,139,463)	(17,645,172)
Europe Developed Real Estate	38,808,236	3,716,796	(7,682,683)	(3,965,887)
Global REIT	1,384,150,005	32,330,615	(84,735,717)	(52,405,102)
International Developed Real Estate	508,430,946	32,150,848	(89,984,245)	(57,833,397)

9.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 10/31/18		Year Ended 04/30/18

iShares ETF	Shares	Amount	Shares	Amount

Cohen & Steers REIT
Shares sold	1,150,000	$114,727,607	3,550,000	$352,423,262
Shares redeemed	(8,350,000)	(824,436,100)	(9,700,000)	(952,026,361)

Net decrease	(7,200,000)	$(709,708,493)	(6,150,000)	$(599,603,099)

Core U.S. REIT
Shares sold	7,550,000	$371,315,366	9,450,000	$450,928,397
Shares redeemed	(3,300,000)	(157,079,407)	(750,000)	(35,626,684)

Net increase	4,250,000	$214,235,959	8,700,000	$415,301,713

Europe Developed Real Estate
Shares sold	—	$—	50,000	$2,033,658
Shares redeemed	(100,000)	(3,671,669)	(150,000)	(5,636,737)

Net decrease	(100,000)	$(3,671,669)	(100,000)	$(3,603,079)

Global REIT
Shares sold	14,600,000	$372,066,812	26,750,000	$689,487,351
Shares redeemed	(300,000)	(7,442,464)	(3,750,000)	(96,675,284)

Net increase	14,300,000	$364,624,348	23,000,000	$592,812,067

International Developed Real Estate
Shares sold	600,000	$16,436,012	3,200,000	$93,956,457
Shares redeemed	(1,600,000)	(46,530,887)	(4,100,000)	(121,102,546)

Net decrease	(1,000,000)	$(30,094,875)	(900,000)	$(27,146,089)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.    FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Developed Real Estate ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended April 30, 2018 were classified as follows:

iShares ETF	Net Investment Income	Net Realized Gains

Cohen & Steers REIT	$94,799,127	$—
Core U.S. REIT	9,746,374	—
Europe Developed Real Estate	1,532,567	—
Global REIT	24,671,382	556,883
International Developed Real Estate	29,082,296	—

Undistributed (distributions in excess of) net investment income as of April 30, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income

Cohen & Steers REIT	$—
Core U.S. REIT	—
Europe Developed Real Estate	21,428
Global REIT	(3,275,920)
International Developed Real Estate	(1,977,236)

14.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Board Review and Approval of Investment Advisory Contract

I. iShares Cohen & Steers REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. REIT ETF, iShares Europe Developed Real Estate ETF and iShares Global REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract  (continued)

Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares International Developed Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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Board Review and Approval of Investment Advisory Contract  (continued)

information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract   (continued)

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Cohen & Steers REIT(a)	$1.588022	$—	$0.024684	$1.612706	98%	—%	2%	100%
Core U.S.REIT(a)	1.694468	—	0.074315	1.768783	96	—	4	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	55

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc. or FTSE International Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 28, 2018